UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2016
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

Semi-Annual Report             January 31, 2016

--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  AlphaDEX(R)
                                 FAMILY OF ETFs


AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                                JANUARY 31, 2016

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 30
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 32
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 36
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 39
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 42
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 45
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 48
Statements of Assets and Liabilities......................................... 50
Statements of Operations..................................................... 52
Statements of Changes in Net Assets.......................................... 54
Financial Highlights......................................................... 58
Notes to Financial Statements................................................ 63
Additional Information....................................................... 71

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2016

Dear Shareholders:

Thank you for your investment in the Sector Funds of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended January 31, 2016, including performance and market overviews. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember: first, the U.S. economy grew, in spite of the massive decline in oil prices, and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy either. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. We remain positive on U.S. markets, although we know that markets will always move up and down.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception nearly 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship with you and will continue to focus on helping investors like you reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2016

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

The state of China's economy/stock market and the ongoing plunge in crude oil prices continue to be strong influences on the U.S. and global markets, particularly with respect to volatility, in our opinion. Investors tend to be more risk averse when levels of uncertainty are rising. China's leaders have made it known that it is seeking to transition from a manufacturing-based economy to a service-oriented/domestic consumption approach. As a result, China's pace of economic growth has slowed, and it has reduced its appetite for raw materials. Crude oil producers worldwide are still in the midst of a market share battle. The end result is that production levels are up and the price of crude oil is down. U.S. stock prices, as measured by the S&P 500(R) Index, appear to have moved in concert with fluctuations in the price of oil from November 2015 to January 2016, in our opinion. We believe this to be a short-term phenomenon. Historical data shows little month-to-month correlation between stocks and oil prices, according to Brian Wesbury, Chief Economist at First Trust Advisors L.P. In fact, Mr. Wesbury believes that while lower energy prices do negatively impact U.S. producers, it benefits consumers and the broader economy.

The International Monetary Fund (IMF) updates its forecasts for global economic growth throughout the year. In its latest report (1/19/16), the IMF set its global growth rate estimates for 2016 and 2017 at 3.4% and 3.6%, respectively, both up from 3.1% in 2015, according to its own release. Its 2016 and 2017 estimates for U.S. growth rates indicated 2.1% for both years, up from 1.9% in 2015. While economic growth rate targets remain modest overall, the key takeaway is that current indicators do not suggest that a recession is looming. With the exception of the U.S., some key central banks around the world are still applying aggressive stimulus measures to their respective economies.

Concerns over slowing global growth and geopolitical events worldwide have helped boost volatility a bit in the stock market, in our opinion. The VIX Index, which uses S&P 500(R) Index options activity to gauge investors' expectations of volatility, stood at a reading of 20.20 on 1/29/16. While volatility was up from the 12-month average of 17.03, it was still below the 20-year average of 21.02 (through 1/29/16), according to Bloomberg.

SECTOR INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end funds and exchange-traded funds (ETFs). For the 12-month period ended January 2016, U.S. equity funds/ETFs reported net outflows totaling $66.3 billion, according to data from Morningstar. Investors continue to favor passive funds over actively managed funds. Passive U.S. equity funds/ETFs reported net inflows totaling $113.1 billion, compared to net outflows totaling $179.4 billion for actively managed U.S. equity funds/ETFs, for this period.

Investors did funnel capital to sector funds/ETFs. For the 12-month period ended January 2016, sector equity funds/ETFs reported net inflows totaling $10.5 billion. Passive sector equity funds/ETFs reported net inflows totaling $12.4 billion, compared to net outflows totaling $1.9 billion for actively managed sector equity funds/ETFs. Using Morningstar fund categories, some of the major sectors reporting the highest net inflows over the past 12 months were Health ($12.8 billion), Energy ($7.5 billion) and Financial ($3.1 billion). The only sector that outperformed the S&P 500(R) Index in each of the past five calendar years (2011-2015) is Health Care, according to S&P Dow Jones Indices.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by NYSE Group, Inc. or its affiliates ("NYSE") to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                              -13.06%      -6.00%      11.42%        6.37%        71.70%       71.43%
Market Price                                     -13.08%      -6.00%      11.39%        6.37%        71.52%       71.43%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary Index      -12.80%      -5.38%      12.21%        7.16%        77.91%       82.90%
Russell 1000(R) Index                             -7.89%      -1.82%      10.68%        5.22%        66.09%       55.90%
S&P 500(R) Consumer Discretionary Index           -6.67%       7.77%      16.77%        9.34%       117.06%      118.16%
Russell 1000(R) Consumer Discretionary Index(1)   -7.95%       4.05%      15.63%          NA        106.74%         NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Consumer Discretionary                       92.59%
Industrials                                   3.30
Consumer Staples                              3.08
Financials                                    1.03
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Dick's Sporting Goods, Inc.                   1.55%
ServiceMaster Global Holdings, Inc.           1.51
Dillard's, Inc., Class A                      1.51
Dollar Tree, Inc.                             1.48
Kohl's Corp.                                  1.47
Aaron's, Inc.                                 1.44
Visteon Corp.                                 1.42
DSW, Inc., Class A                            1.42
NVR, Inc.                                     1.41
Twenty-First Century Fox,
   Inc., Class A                              1.40
                                            -------
  Total                                      14.61%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    MAY 8, 2007 - JANUARY 31, 2016

                 First Trust
            Consumer Discretionary    StrataQuant(R) Consumer    Russell 1000(R)    S&P 500(R) Consumer
               AlphaDEX(R) Fund         Discretionary Index           Index         Discretionary Index
5/8/07             $10,000                    $10,000                $10,000              $10,000
7/31/07              9,415                      9,439                  9,674                9,418
1/31/08              8,296                      8,349                  9,261                8,326
7/31/08              7,133                      7,194                  8,647                7,355
1/31/09              4,347                      4,406                  5,911                5,679
7/31/09              6,482                      6,601                  6,903                6,667
1/31/10              7,427                      7,592                  7,611                7,697
7/31/10              8,108                      8,319                  7,904                8,410
1/31/11              9,984                     10,281                  9,387               10,051
7/31/11             10,925                     11,302                  9,539               10,806
1/31/12             10,699                     11,120                  9,757               11,372
7/31/12             10,591                     11,024                 10,298               12,091
1/31/13             12,657                     13,228                 11,419               14,063
7/31/13             15,057                     15,791                 12,998               16,770
1/31/14             15,938                     16,781                 13,957               17,911
7/31/14             16,920                     17,876                 15,216               18,899
1/31/15             18,238                     19,332                 15,878               20,241
7/31/15             19,719                     20,976                 16,926               23,374
1/31/16             17,144                     18,291                 15,591               21,815


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         224              0               0             0
8/1/11 - 7/31/12         130              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 1/31/16          84              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11          28              0               0             0
8/1/11 - 7/31/12         123              0               0             0
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 1/31/16          41              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                               -4.23%       4.21%      17.29%        10.71%      121.99%      143.25%
Market Price                                      -4.32%       4.14%      17.26%        10.71%      121.67%      143.12%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index             -3.98%       4.82%      18.19%        11.55%      130.66%      159.80%
Russell 1000(R) Index                             -7.89%      -1.82%      10.68%         5.22%       66.09%       55.90%
S&P 500(R) Consumer Staples Index                  2.48%       8.48%      15.02%        10.46%      101.31%      138.36%
Russell 1000(R) Consumer Staples Index(1)          2.02%       9.80%      15.81%           NA       108.32%          NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Consumer Staples                            100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Constellation Brands, Inc., Class A           5.20%
Hormel Foods Corp.                            4.94
Dr Pepper Snapple Group, Inc.                 4.89
Tyson Foods, Inc., Class A                    4.86
Rite Aid Corp.                                4.82
Mondelez International, Inc.,
   Class A                                    4.67
Kroger (The) Co.                              4.51
Reynolds American, Inc.                       3.68
Ingredion, Inc.                               3.57
Clorox (The) Co.                              3.46
                                            -------
  Total                                      44.60%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       MAY 8, 2007 - JANUARY 31, 2016

            First Trust Consumer Staples    StrataQuant(R) Consumer    Russell 1000(R)    S&P 500(R) Consumer
                  AlphaDEX(R) Fund               Staples Index              Index            Staples Index
5/8/07                $10,000                       $10,000                $10,000              $10,000
7/31/07                 9,555                         9,574                  9,674                9,747
1/31/08                 8,917                         8,971                  9,261               10,285
7/31/08                 9,091                         9,180                  8,647               10,386
1/31/09                 7,142                         7,224                  5,646                8,404
7/31/09                 8,442                         8,577                  6,903                9,587
1/31/10                 9,133                         9,311                  7,611               10,426
7/31/10                 9,790                        10,017                  7,904               10,865
1/31/11                10,958                        11,264                  9,387               11,840
7/31/11                12,844                        13,250                  9,539               12,790
1/31/12                12,410                        12,853                  9,757               13,505
7/31/12                12,455                        12,989                 10,298               15,305
1/31/13                14,509                        15,186                 11,419               16,073
7/31/13                17,921                        18,842                 12,998               18,201
1/31/14                18,572                        19,596                 13,957               18,172
7/31/14                20,635                        21,857                 15,216               19,497
1/31/15                23,342                        24,784                 15,878               21,971
7/31/15                25,401                        27,057                 16,926               23,258
1/31/16                24,327                        25,980                 15,591               23,835


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         194              0               0             0
8/1/11 - 7/31/12         158              0               0             0
8/1/12 - 7/31/13         155              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         204              0               0             0
8/1/15 - 1/31/16          92              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11          58              0               0             0
8/1/11 - 7/31/12          94              1               0             0
8/1/12 - 7/31/13          95              0               0             0
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          48              0               0             0
8/1/15 - 1/31/16          33              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16
FUND PERFORMANCE
NAV                                              -22.91%      -34.20%     -9.46%        -4.08%      -39.16%      -30.50%
Market Price                                     -22.91%      -34.23%     -9.48%        -4.08%      -39.21%      -30.51%

INDEX PERFORMANCE
StrataQuant(R) Energy Index                      -22.90%      -34.13%     -8.96%        -3.50%      -37.47%      -26.72%
Russell 1000(R) Index                             -7.89%       -1.82%     10.68%         5.22%       66.09%       55.90%
S&P 500(R) Energy Index                          -13.09%      -19.63%     -2.07%         0.62%       -9.94%        5.52%
Russell 1000(R) Energy Index(1)                  -14.92%      -21.36%     -2.90%           NA       -13.68%          NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Energy                                       93.06%
Information Technology                        5.15
Utilities                                     0.95
Industrials                                   0.84
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Antero Resources Corp.                        3.74%
First Solar, Inc.                             3.12
Dril-Quip, Inc.                               2.97
Phillips 66                                   2.94
National Oilwell Varco, Inc.                  2.91
Valero Energy Corp.                           2.88
Helmerich & Payne, Inc.                       2.85
HollyFrontier Corp.                           2.63
Rice Energy, Inc.                             2.57
EP Energy Corp., Class A                      2.56
                                            -------
  Total                                      29.17%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          MAY 8, 2007 - JANUARY 31, 2016

            First Trust Energy    StrataQuant(R)    Russell 1000(R)     S&P 500(R)
             AlphaDEX(R) Fund      Energy Index          Index         Energy Index
5/8/07           $10,000             $10,000            $10,000          $10,000
7/31/07           10,370              10,387              9,674           10,743
1/31/08           10,594              10,638              9,261           10,891
7/31/08           11,990              12,080              8,647           11,455
1/31/09            4,831               4,864              6,047            7,332
7/31/09            6,865               6,965              6,903            8,138
1/31/10            8,005               8,153              7,611            8,656
7/31/10            8,119               8,301              7,904            8,601
1/31/11           11,422              11,720              9,387           11,719
7/31/11           12,073              12,437              9,539           12,248
1/31/12           10,110              10,453              9,757           11,606
7/31/12            9,477               9,838             10,298           11,633
1/31/13           11,278              11,755             11,419           12,874
7/31/13           11,715              12,244             12,998           13,799
1/31/14           12,399              13,006             13,957           14,020
7/31/14           14,678              15,444             15,216           16,343
1/31/15           10,559              11,126             15,878           13,133
7/31/15            9,013               9,506             16,926           12,144
1/31/16            6,948               7,329             15,591           10,554


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         190              0               0             0
8/1/11 - 7/31/12         156              0               0             0
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         223              0               0             0
8/1/14 - 7/31/15         161              1               0             0
8/1/15 - 1/31/16          77              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         62               0               0             0
8/1/11 - 7/31/12         96               1               0             0
8/1/12 - 7/31/13         72               0               0             0
8/1/13 - 7/31/14         29               0               0             0
8/1/14 - 7/31/15         90               0               0             0
8/1/15 - 1/31/16         48               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                              -11.80%      -3.25%       9.33%         2.43%      56.21%        23.37%
Market Price                                     -11.88%      -3.33%       9.29%         2.43%      55.93%        23.30%

INDEX PERFORMANCE
StrataQuant(R) Financials Index                  -11.56%      -2.64%      10.15%         3.31%      62.16%        32.95%
Russell 1000(R) Index                             -7.89%      -1.82%      10.68%         5.22%      66.09%        55.90%
S&P 500(R) Financials Index                      -12.63%      -3.59%       7.82%        -4.08%      45.70%       -30.47%
Russell 1000(R) Financial Services Index(1)      -11.34%      -2.25%       9.02%           NA       53.99%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Financials                                   89.46%
Information Technology                        8.27
Industrials                                   1.21
Consumer Discretionary                        1.06
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Corrections Corp. of America                  1.17%
Jack Henry & Associates, Inc.                 1.12
Extra Space Storage, Inc.                     1.10
Equinix, Inc.                                 1.10
Public Storage                                1.10
RenaissanceRe Holdings Ltd.                   1.07
Vantiv, Inc., Class A                         1.06
Equity LifeStyle Properties, Inc.             1.06
Thomson Reuters Corp.                         1.06
White Mountains Insurance Group Ltd.          1.05
                                            -------
  Total                                      10.89%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 8, 2007 - JANUARY 31, 2016

            First Trust Financials     StrataQuant(R)     Russell 1000(R)       S&P 500(R)
               AlphaDEX(R) Fund       Financials Index         Index         Financials Index
5/8/07             $10,000                $10,000             $10,000            $10,000
7/31/07              8,955                  8,986               9,674              8,883
1/31/08              7,939                  8,017               9,261              7,875
7/31/08              6,363                  6,450               8,647              5,950
1/31/09              3,908                  3,976               5,646              3,444
7/31/09              5,412                  5,550               6,903              3,713
1/31/10              6,429                  6,618               7,611              4,081
7/31/10              6,856                  7,086               7,904              4,253
1/31/11              7,898                  8,199               9,387              4,772
7/31/11              7,558                  7,878               9,539              4,336
1/31/12              7,621                  7,979               9,757              4,162
7/31/12              7,904                  8,307              10,298              4,385
1/31/13              9,367                  9,886              11,419              5,255
7/31/13             11,021                 11,675              12,998              6,245
1/31/14             11,646                 12,384              13,957              6,482
7/31/14             12,228                 13,050              15,216              6,957
1/31/15             12,750                 13,656              15,878              7,213
7/31/15             13,987                 15,034              16,926              7,959
1/31/16             12,337                 13,296              15,591              6,954


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         164              0               0             0
8/1/11 - 7/31/12         151              0               0             0
8/1/12 - 7/31/13         189              0               0             0
8/1/13 - 7/31/14         219              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 1/31/16          81              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11          88              0               0             0
8/1/11 - 7/31/12         102              0               0             0
8/1/12 - 7/31/13          61              0               0             0
8/1/13 - 7/31/14          33              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 1/31/16          44              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                              -22.99%      -12.37%     15.40%        12.04%      104.62%      169.89%
Market Price                                     -23.05%      -12.43%     15.38%        12.03%      104.46%      169.79%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index                 -22.78%      -11.79%     16.19%        12.88%      111.74%      188.01%
Russell 1000(R) Index                             -7.89%       -1.82%     10.68%         5.22%       66.09%       55.90%
S&P 500(R) Health Care Index                     -12.30%       -2.42%     18.29%         9.19%      131.57%      115.48%
Russell 1000(R) Health Care Index(1)             -13.90%       -3.39%     18.40%           NA       132.71%          NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Health Net, Inc.                              2.43%
Henry Schein, Inc.                            2.41
Becton, Dickinson and Co.                     2.37
Centene Corp.                                 2.37
Charles River Laboratories
   International, Inc.                        2.32
Cigna Corp.                                   2.30
Humana, Inc.                                  2.29
Cardinal Health, Inc.                         2.29
Laboratory Corp. of America Holdings          2.29
Allscripts Healthcare Solutions, Inc.         2.25
                                            -------
  Total                                      23.32%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2016

            First Trust Health Care     StrataQuant(R)       Russell 1000(R)       S&P 500(R)
               AlphaDEX(R) Fund        Health Care Index          Index         Health Care Index
5/8/07              $10,000                 $10,000              $10,000             $10,000
7/31/07               9,740                   9,764                9,674               9,222
1/31/08               9,645                   9,702                9,261               9,269
7/31/08               9,465                   9,573                8,647               8,940
1/31/09               7,330                   7,443                5,646               7,696
7/31/09               8,830                   9,001                6,903               7,974
1/31/10              10,750                  10,993                7,611               9,042
7/31/10              10,780                  11,068                7,904               8,318
1/31/11              13,190                  13,601                9,387               9,306
7/31/11              14,302                  14,805                9,539              10,142
1/31/12              14,342                  14,909                9,757              10,762
7/31/12              15,042                  15,667               10,298              11,706
1/31/13              17,867                  18,682               11,419              13,226
7/31/13              21,434                  22,504               12,998              15,877
1/31/14              25,169                  26,517               13,957              17,571
7/31/14              26,745                  28,259               15,216              19,279
1/31/15              30,802                  32,650               15,878              22,086
7/31/15              35,050                  37,293               16,926              24,576
1/31/16              26,992                  28,798               15,591              21,549


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         203              0               0             0
8/1/11 - 7/31/12         135              0               0             0
8/1/12 - 7/31/13         187              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         220              0               0             0
8/1/15 - 1/31/16          71              0               0             0

--------------------------------------------------------------------------------
                     NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11          49              0               0             0
8/1/11 - 7/31/12         118              0               0             0
8/1/12 - 7/31/13          63              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          32              0               0             0
8/1/15 - 1/31/16          54              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                              -17.00%      -16.20%      6.13%        3.08%       34.67%        30.30%
Market Price                                     -17.03%      -16.23%      6.10%        3.08%       34.46%        30.31%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index                 -16.77%      -15.78%      6.88%        3.83%       39.49%        38.84%
Russell 1000(R) Index                             -7.89%       -1.82%     10.68%        5.22%       66.09%        55.90%
S&P 500(R) Industrials Index                      -5.41%       -4.67%      9.31%        5.21%       56.06%        55.77%
Russell 1000(R) Producer Durables Index(1)        -6.61%       -5.01%      9.42%          NA        56.83%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Industrials                                  85.44%
Information Technology                       10.88
Materials                                     1.39
Health Care                                   1.30
Energy                                        0.99
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Terex Corp.                                   2.28%
PACCAR, Inc.                                  1.95
Cummins, Inc.                                 1.92
Huntington Ingalls Industries, Inc.           1.90
Northrop Grumman Corp.                        1.85
Copa Holdings S.A., Class A                   1.84
Eaton Corp. PLC                               1.83
Kirby Corp.                                   1.81
Fluor Corp.                                   1.79
WESCO International, Inc.                     1.74
                                            -------
  Total                                      18.91%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)


                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2016

            First Trust Industrials/
               Producer Durables         StrataQuant(R)      Russell 1000(R)       S&P 500(R)
                AlphaDEX(R) Fund        Industrials Index         Index         Industrials Index
5/8/07              $10,000                  $10,000             $10,000             $10,000
7/31/07               9,435                    9,457               9,674              10,400
1/31/08               8,770                    8,820               9,261               9,935
7/31/08               8,792                    8,874               8,647               9,138
1/31/09               4,967                    5,030               5,646               5,934
7/31/09               6,081                    6,182               6,903               6,422
1/31/10               7,233                    7,384               7,611               7,464
7/31/10               7,854                    8,048               7,904               8,263
1/31/11               9,675                    9,954               9,387               9,982
7/31/11               9,243                    9,542               9,539               9,618
1/31/12               9,549                    9,904               9,757              10,177
7/31/12               9,177                    9,552              10,298              10,257
1/31/13              10,955                   11,446              11,419              11,594
7/31/13              12,656                   13,270              12,998              13,198
1/31/14              14,598                   15,368              13,957              14,747
7/31/14              15,496                   16,375              15,216              15,405
1/31/15              15,548                   16,486              15,878              16,340
7/31/15              15,698                   16,682              16,926              16,469
1/31/16              13,029                   13,885              15,591              15,578


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         210              0               0             0
8/1/11 - 7/31/12         111              0               0             0
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         167              0               0             0
8/1/15 - 1/31/16          78              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11          42              0               0             0
8/1/11 - 7/31/12         142              0               0             0
8/1/12 - 7/31/13          73              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          85              0               0             0
8/1/15 - 1/31/16          47              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                              -14.39%      -11.80%      2.91%        4.51%       15.39%        46.96%
Market Price                                     -14.36%      -11.83%      2.91%        4.51%       15.40%        46.96%

INDEX PERFORMANCE
StrataQuant(R) Materials Index                   -14.14%      -11.22%      3.69%        5.29%       19.87%        56.92%
Russell 1000(R) Index                             -7.89%       -1.82%     10.68%        5.22%       66.09%        55.90%
S&P 500(R) Materials Index                       -14.16%      -16.49%      2.70%        2.15%       14.23%        20.43%
Russell 1000(R) Materials and Processing
   Index(1)                                      -12.68%      -13.63%      3.75%          NA        20.23%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Materials                                    79.56%
Industrials                                  20.44
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Newmont Mining Corp.                          4.01%
Airgas, Inc.                                  3.66
Reliance Steel & Aluminum Co.                 3.56
Lennox International, Inc.                    3.47
Vulcan Materials Co.                          3.36
Mosaic (The) Co.                              3.16
Domtar Corp.                                  3.16
Acuity Brands, Inc.                           3.13
Scotts Miracle-Gro (The) Co., Class A         3.08
Westlake Chemical Corp.                       3.03
                                            -------
  Total                                      33.62%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              MAY 8, 2007 - JANUARY 31, 2016

            First Trust Materials    StrataQuant(R)     Russell 1000(R)      S&P 500(R)
              AlphaDEX(R) Fund       Materials Index         Index         Materials Index
5/8/07             $10,000               $10,000            $10,000            $10,000
7/31/07             10,085                10,104              9,674              9,956
1/31/08             10,310                10,362              9,261             10,271
7/31/08             11,037                11,128              8,647             10,387
1/31/09              5,255                 5,323              5,646              5,394
7/31/09              7,814                 7,950              6,903              7,499
1/31/10              9,265                 9,468              7,611              7,890
7/31/10             10,371                10,617              7,904              8,450
1/31/11             12,736                13,090              9,387             10,544
7/31/11             12,769                13,180              9,539             10,572
1/31/12             12,616                13,091              9,757             10,586
7/31/12             12,159                12,665             10,298             10,021
1/31/13             14,771                15,454             11,419             11,369
7/31/13             15,248                16,011             12,998             11,899
1/31/14             17,100                18,026             13,957             13,120
7/31/14             17,952                18,987             15,216             14,650
1/31/15             16,665                17,673             15,878             14,420
7/31/15             17,168                18,274             16,926             14,029
1/31/16             14,697                15,690             15,591             12,042


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         200              0               0             0
8/1/11 - 7/31/12         119              0               0             0
8/1/12 - 7/31/13         162              0               0             0
8/1/13 - 7/31/14         200              1               0             0
8/1/14 - 7/31/15         163              0               0             0
8/1/15 - 1/31/16          81              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11          52              0               0             0
8/1/11 - 7/31/12         134              0               0             0
8/1/12 - 7/31/13          87              1               0             0
8/1/13 - 7/31/14          49              2               0             0
8/1/14 - 7/31/15          89              0               0             0
8/1/15 - 1/31/16          44              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                              -13.18%      -8.96%       5.35%        5.07%       29.76%        54.00%
Market Price                                     -13.26%      -8.96%       5.32%        5.06%       29.60%        53.95%

INDEX PERFORMANCE
StrataQuant(R) Technology Index                  -12.89%      -8.36%       6.14%        5.93%       34.73%        65.37%
Russell 1000(R) Index                             -7.89%      -1.82%      10.68%        5.22%       66.09%        55.90%
S&P 500(R) Information Technology Index           -2.86%       4.84%      11.90%        8.33%       75.45%       101.16%
Russell 1000(R) Technology Index(1)               -4.08%       2.34%      10.43%          NA        64.24%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Information Technology                       99.59%
Telecommunication Services                    0.41
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Facebook, Inc., Class A                       2.48%
Corning, Inc.                                 2.36
SolarWinds, Inc.                              2.35
Harris Corp.                                  2.32
Alphabet, Inc., Class A                       2.26
Avnet, Inc.                                   2.16
Ingram Micro, Inc., Class A                   2.15
Broadcom Ltd.                                 2.13
CDW Corp.                                     2.12
Brocade Communications Systems, Inc.          2.01
                                            -------
  Total                                      22.34%
                                            =======

------------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      MAY 8, 2007 - JANUARY 31, 2016

            First Trust Technology     StrataQuant(R)     Russell 1000(R)    S&P 500(R) Information
               AlphaDEX(R) Fund       Technology Index         Index            Technology Index
5/8/07             $10,000                $10,000             $10,000               $10,000
7/31/07             10,235                 10,252               9,674                10,160
1/31/08              9,030                  9,078               9,261                 9,501
7/31/08              8,815                  8,895               8,647                 9,320
1/31/09              5,205                  5,295               5,646                 6,101
7/31/09              7,236                  7,397               6,903                 8,416
1/31/10              8,246                  8,457               7,611                 9,142
7/31/10              9,060                  9,330               7,904                 9,570
1/31/11             11,868                 12,273               9,387                11,466
7/31/11             10,908                 11,328               9,539                11,407
1/31/12             11,048                 11,523               9,757                12,125
7/31/12             10,493                 10,986              10,298                12,896
1/31/13             11,488                 12,077              11,419                13,111
7/31/13             13,069                 13,792              12,998                14,332
1/31/14             15,047                 15,945              13,957                16,195
7/31/14             16,021                 17,035              15,216                18,362
1/31/15             16,916                 18,044              15,878                19,186
7/31/15             17,738                 18,982              16,926                20,708
1/31/16             15,400                 16,535              15,591                20,116


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         197              0               0             0
8/1/11 - 7/31/12         161              0               0             0
8/1/12 - 7/31/13         136              0               0             0
8/1/13 - 7/31/14         218              0               0             0
8/1/14 - 7/31/15         177              0               0             0
8/1/15 - 1/31/16          66              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11          55              0               0             0
8/1/11 - 7/31/12          92              0               0             0
8/1/12 - 7/31/13         114              0               0             0
8/1/13 - 7/31/14          34              0               0             0
8/1/14 - 7/31/15          75              0               0             0
8/1/15 - 1/31/16          59              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by the NYSE to objectively identify and select stocks from the Russell 1000(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The NYSE constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                              AVERAGE ANNUAL              CUMULATIVE
                                                                              TOTAL RETURNS             TOTAL RETURNS
                                                 6 Months     1 Year      5 Years     Inception     5 Years     Inception
                                                  Ended        Ended       Ended       (5/8/07)      Ended       (5/8/07)
                                                 1/31/16      1/31/16     1/31/16     to 1/31/16    1/31/16     to 1/31/16
FUND PERFORMANCE
NAV                                               1.04%       -5.30%       9.44%        4.80%       56.96%        50.63%
Market Price                                      1.00%       -5.34%       9.41%        4.80%       56.79%        50.55%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index                    1.42%       -4.63%      10.39%        5.71%       63.90%        62.40%
Russell 1000(R) Index                            -7.89%       -1.82%      10.68%        5.22%       66.09%        55.90%
S&P 500(R) Utilities Index                        5.40%       -2.47%      11.85%        4.97%       75.07%        52.76%
Russell 1000(R) Utilities Index(1)                5.87%        2.57%      10.98%          NA        68.36%           NA
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Utilities                                    82.74%
Telecommunication Services                   17.26
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------  ---------------------
Public Service Enterprise Group, Inc.         4.37%
Exelon Corp.                                  4.36
Calpine Corp.                                 4.33
SCANA Corp.                                   4.26
CenturyLink, Inc.                             4.14
NRG Energy, Inc.                              3.70
Level 3 Communications, Inc.                  3.68
Telephone and Data Systems, Inc.              3.67
DTE Energy Co.                                3.47
American Electric Power Co., Inc.             3.43
                                            -------
  Total                                      39.41%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of the NYSE and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the NYSE, and the NYSE makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              MAY 8, 2007 - JANUARY 31, 2016

            First Trust Utilities    StrataQuant(R)     Russell 1000(R)      S&P 500(R)
              AlphaDEX(R) Fund       Utilities Index         Index         Utilities Index
5/8/07             $10,000               $10,000            $10,000            $10,000
7/31/07              9,185                 9,205              9,674              9,034
1/31/08              8,789                 8,856              9,261              9,588
7/31/08              8,506                 8,601              8,647              9,394
1/31/09              6,660                 6,760              5,646              7,262
7/31/09              7,440                 7,593              6,903              7,463
1/31/10              8,033                 8,229              7,611              7,777
7/31/10              8,616                 8,863              7,904              8,170
1/31/11              9,597                 9,912              9,387              8,727
7/31/11             10,083                10,456              9,539              9,322
1/31/12             10,008                10,420              9,757              9,970
7/31/12             10,753                11,245             10,298             11,120
1/31/13             11,197                11,750             11,419             10,990
7/31/13             12,464                13,196             12,998             12,011
1/31/14             12,818                13,628             13,957             12,220
7/31/14             14,094                15,046             15,216             13,123
1/31/15             15,906                17,032             15,878             15,666
7/31/15             14,907                16,015             16,926             14,497
1/31/16             15,062                16,242             15,591             15,276


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         220              0               0             0
8/1/11 - 7/31/12         157              0               0             0
8/1/12 - 7/31/13         141              0               0             0
8/1/13 - 7/31/14         193              0               0             0
8/1/14 - 7/31/15         136              0               0             0
8/1/15 - 1/31/16          87              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11          32              0               0             0
8/1/11 - 7/31/12          96              0               0             0
8/1/12 - 7/31/13         109              0               0             0
8/1/13 - 7/31/14          59              0               0             0
8/1/14 - 7/31/15         116              0               0             0
8/1/15 - 1/31/16          38              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2016 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                   AUGUST 1, 2015    JANUARY 31, 2016       PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                               $1,000.00          $  869.40            0.61%            $2.87
Hypothetical (5% return before expenses)             $1,000.00          $1,022.07            0.61%            $3.10

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                               $1,000.00          $  957.70            0.61%            $3.00
Hypothetical (5% return before expenses)             $1,000.00          $1,022.07            0.61%            $3.10

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                               $1,000.00          $  770.90            0.66%            $2.94
Hypothetical (5% return before expenses)             $1,000.00          $1,021.82            0.66%            $3.35

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                               $1,000.00          $  882.00            0.63%            $2.98
Hypothetical (5% return before expenses)             $1,000.00          $1,021.97            0.63%            $3.20

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                               $1,000.00          $  770.10            0.61%            $2.71
Hypothetical (5% return before expenses)             $1,000.00          $1,022.07            0.61%            $3.10

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING         BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE        SIX-MONTH        SIX-MONTH
                                                   AUGUST 1, 2015    JANUARY 31, 2016       PERIOD          PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                               $1,000.00          $  830.00            0.64%            $2.94
Hypothetical (5% return before expenses)             $1,000.00          $1,021.92            0.64%            $3.25

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                               $1,000.00          $  856.10            0.67%            $3.13
Hypothetical (5% return before expenses)             $1,000.00          $1,021.77            0.67%            $3.40

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                               $1,000.00          $  868.20            0.63%            $2.96
Hypothetical (5% return before expenses)             $1,000.00          $1,021.97            0.63%            $3.20

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                               $1,000.00          $1,010.40            0.63%            $3.18
Hypothetical (5% return before expenses)             $1,000.00          $1,021.97            0.63%            $3.20



(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2015 through January 31, 2016), multiplied by 184/366 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AUTO COMPONENTS -- 5.9%
     187,497  Delphi Automotive PLC          $   12,176,055
   1,392,254  Gentex Corp.                       19,059,957
     852,843  Goodyear Tire & Rubber (The)
                 Co.                             24,229,270
     282,220  Johnson Controls, Inc.             10,123,232
     226,833  Lear Corp.                         23,552,070
     420,806  Visteon Corp.                      28,143,505
                                             --------------
                                                117,284,089
                                             --------------
              AUTOMOBILES -- 3.7%
   1,162,705  Ford Motor Co.                     13,882,698
     655,395  General Motors Co.                 19,425,908
     354,147  Harley-Davidson, Inc. (a)          14,165,880
      22,326  Tesla Motors, Inc. (a) (b)          4,268,731
     396,975  Thor Industries, Inc.              20,813,399
                                             --------------
                                                 72,556,616
                                             --------------
              BUILDING PRODUCTS -- 1.2%
     502,024  Fortune Brands Home &
                 Security, Inc.                  24,393,346
                                             --------------
              COMMERCIAL SERVICES & SUPPLIES
                 -- 0.7%
     434,100  KAR Auction Services, Inc.         14,507,622
                                             --------------
              DISTRIBUTORS -- 1.0%
      62,381  Genuine Parts Co.                   5,375,371
     542,510  LKQ Corp. (b)                      14,864,774
                                             --------------
                                                 20,240,145
                                             --------------
              DIVERSIFIED CONSUMER SERVICES
                 -- 2.6%
      22,977  Graham Holdings Co., Class B       11,136,722
     160,858  H&R Block, Inc.                     5,477,215
     205,920  Service Corp. International         4,981,205
     710,054  ServiceMaster Global Holdings,
                 Inc. (b)                        29,971,379
                                             --------------
                                                 51,566,521
                                             --------------
              FOOD & STAPLES RETAILING
                 -- 2.5%
     172,529  Costco Wholesale Corp.             26,072,583
     363,623  Wal-Mart Stores, Inc.              24,130,022
                                             --------------
                                                 50,202,605
                                             --------------
              HOTELS, RESTAURANTS & LEISURE
                 -- 8.6%
     498,432  Aramark                            15,924,902
     204,564  Carnival Corp.                      9,845,665
     175,121  Darden Restaurants, Inc.           11,043,130
     100,174  Domino's Pizza, Inc.               11,412,824
     237,026  Hyatt Hotels Corp., Class A (b)     9,168,166
      79,926  Marriott International, Inc.,
                 Class A (a)                      4,897,865
     136,061  McDonald's Corp.                   16,841,631
     981,076  MGM Resorts International (b)      19,700,006
     274,314  Norwegian Cruise Line
                 Holdings Ltd. (b)               12,445,626
      82,529  Panera Bread Co., Class A (b)      16,010,626
     405,719  Six Flags Entertainment Corp.      20,395,494
     371,319  Starbucks Corp.                    22,565,056
                                             --------------
                                                170,250,991
                                             --------------


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              HOUSEHOLD DURABLES -- 11.4%
     869,891  D.R. Horton, Inc.              $   23,930,701
     599,680  Garmin Ltd.                        21,096,742
      56,878  Harman International
                 Industries, Inc.                 4,231,154
     487,791  Jarden Corp. (b)                   25,877,313
     127,512  Leggett & Platt, Inc.               5,293,023
     455,736  Lennar Corp., Class A (a)          19,209,272
      58,845  Mohawk Industries, Inc. (b)         9,792,397
     505,668  Newell Rubbermaid, Inc. (a)        19,609,805
      16,956  NVR, Inc. (b)                      27,994,356
   1,250,839  PulteGroup, Inc.                   20,964,062
     316,349  Tempur Sealy International,
                 Inc. (b)                        19,088,499
     334,683  Toll Brothers, Inc. (b)             9,243,945
     200,270  Tupperware Brands Corp. (a)         9,298,536
      75,880  Whirlpool Corp.                    10,197,513
                                             --------------
                                                225,827,318
                                             --------------
              INTERNET & CATALOG RETAIL
                 -- 5.2%
      41,218  Amazon.com, Inc. (b)               24,194,966
     179,324  Expedia, Inc.                      18,118,897
     407,945  Liberty Interactive Corp. QVC
                 Group, Class A (b)              10,631,047
     243,601  Netflix, Inc. (b)                  22,372,316
       8,743  Priceline Group (The), Inc. (b)     9,311,033
     261,465  TripAdvisor, Inc. (b)              17,455,403
                                             --------------
                                                102,083,662
                                             --------------
              LEISURE PRODUCTS -- 1.5%
     318,246  Brunswick Corp.                    12,682,103
      79,542  Hasbro, Inc.                        5,908,380
     197,208  Mattel, Inc.                        5,440,969
     120,382  Vista Outdoor, Inc. (b)             5,803,616
                                             --------------
                                                 29,835,068
                                             --------------
              MEDIA -- 16.9%
     149,235  AMC Networks, Inc.,
                 Class A (b)                     10,862,816
      12,357  Cable One, Inc.                     5,313,386
     698,744  Cablevision Systems Corp.,
                 Class A                         22,296,921
     113,688  CBS Corp., Class B                  5,400,180
      87,798  Charter Communications, Inc.,
                 Class A (a) (b)                 15,045,065
     160,279  Cinemark Holdings, Inc.             4,726,628
     284,856  Comcast Corp., Class A             15,869,328
     835,460  Discovery Communications,
                 Inc., Class A (b)               23,050,341
      93,711  DISH Network Corp.,
                 Class A (b)                      4,523,430
   1,710,404  Gannett Co., Inc.                  25,382,395
   1,196,841  Interpublic Group of Cos.
                 (The), Inc.                     26,857,112
     356,968  John Wiley & Sons, Inc.,
                 Class A                         14,921,262
     218,077  Live Nation Entertainment,
                 Inc. (b)                         4,950,348
     401,059  News Corp., Class A                 5,201,735
     212,457  Omnicom Group, Inc.                15,583,721


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
     283,954  Regal Entertainment Group,
                 Class A (a)                 $    4,898,207
      97,052  Scripps Networks Interactive,
                 Inc., Class A                    5,917,260
   3,949,518  Sirius XM Holdings, Inc. (b)       14,613,217
     873,434  TEGNA, Inc.                        20,971,150
      60,050  Time Warner Cable, Inc.            10,929,701
     248,567  Time Warner, Inc.                  17,509,059
     824,090  Tribune Media Co., Class A         27,153,766
   1,025,868  Twenty-First Century Fox, Inc.,
                 Class A                         27,667,660
      50,985  Walt Disney (The) Co.               4,885,383
                                             --------------
                                                334,530,071
                                             --------------
              MULTILINE RETAIL -- 7.2%
     424,025  Dillard's, Inc., Class A (a)       29,855,600
     155,074  Dollar General Corp.               11,639,854
     360,817  Dollar Tree, Inc. (b)              29,341,638
     584,982  Kohl's Corp.                       29,102,855
     637,219  Macy's, Inc.                       25,750,020
     221,385  Target Corp.                       16,032,702
                                             --------------
                                                141,722,669
                                             --------------
              PERSONAL PRODUCTS -- 0.5%
     126,562  Estee Lauder (The) Cos., Inc.,
                 Class A                         10,789,411
                                             --------------
              PROFESSIONAL SERVICES -- 0.3%
     114,977  Nielsen Holdings PLC                5,537,292
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS
                 -- 1.0%
     268,000  Lamar Advertising Co., Class A     15,037,480
     245,448  Outfront Media, Inc.                5,338,494
                                             --------------
                                                 20,375,974
                                             --------------
              ROAD & RAIL -- 1.1%
      57,222  AMERCO                             20,980,446
                                             --------------
              SPECIALTY RETAIL -- 22.1%
   1,244,420  Aaron's, Inc.                      28,472,330
      35,600  Advance Auto Parts, Inc.            5,412,980
     269,441  AutoNation, Inc. (b)               11,653,323
      21,662  AutoZone, Inc. (b)                 16,623,202
     732,020  Best Buy Co., Inc.                 20,445,319
     238,500  Cabela's, Inc. (a) (b)             10,033,695
      99,278  CarMax, Inc. (a) (b)                4,386,102
     410,698  CST Brands, Inc.                   15,910,441
     788,191  Dick's Sporting Goods, Inc.        30,802,504
   1,167,751  DSW, Inc., Class A                 28,037,702
     246,959  Foot Locker, Inc.                  16,684,550
     993,669  GameStop Corp., Class A (a)        26,044,064
     210,680  Home Depot (The), Inc.             26,495,117
     167,757  L Brands, Inc.                     16,129,836
     293,131  Lowe's Cos., Inc.                  21,005,767
     366,971  Murphy USA, Inc. (b)               21,229,272
      63,426  O'Reilly Automotive, Inc. (b)      16,547,843
     379,655  Penske Automotive Group, Inc.      11,909,777
     414,239  Ross Stores, Inc.                  23,305,086
     399,610  Sally Beauty Holdings, Inc. (b)    11,013,252
      43,323  Signet Jewelers Ltd.                5,025,468
   1,176,877  Staples, Inc.                      10,497,743


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              SPECIALTY RETAIL (CONTINUED)
     146,086  Tiffany & Co.                  $    9,326,130
     157,171  TJX (The) Cos., Inc.               11,196,862
     130,353  Tractor Supply Co.                 11,511,473
     150,603  Ulta Salon, Cosmetics &
                 Fragrance, Inc. (b)             27,284,746
                                             --------------
                                                436,984,584
                                             --------------
              TEXTILES, APPAREL & LUXURY
                 GOODS -- 6.6%
      60,184  Carter's, Inc.                      5,851,089
     340,517  Coach, Inc.                        12,616,155
     762,102  Fossil Group, Inc. (a) (b)         24,844,525
     378,699  Hanesbrands, Inc.                  11,576,828
     257,197  NIKE, Inc., Class B                15,948,786
     302,653  PVH Corp.                          22,208,677
     199,944  Ralph Lauren Corp.                 22,493,700
     368,922  Skechers U.S.A., Inc.,
                 Class A (b)                     10,399,911
      66,472  Under Armour, Inc., Class A (b)     5,678,703
                                             --------------
                                                131,618,374
                                             --------------
              TOTAL COMMON STOCKS
                 -- 100.0%                    1,981,286,804
              (Cost $2,103,888,301)          --------------

              MONEY MARKET FUNDS -- 2.1%
  38,535,963  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.21% (c) (d)                     38,535,963
   2,447,865  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (c)                  2,447,865
                                             --------------
              TOTAL MONEY MARKET FUNDS
                 -- 2.1%                         40,983,828
              (Cost $40,983,828)             --------------


PRINCIPAL
VALUE         DESCRIPTION                        VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS -- 2.9%
$ 11,563,127  JPMorgan Chase & Co.,
               0.25% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $11,563,368.
               Collateralized by U.S.
               Treasury Note, interest rate
               of 1.500%, due 05/31/19. The
               value of the collateral
               including accrued interest
               is $11,824,374. (d)               11,563,127
  46,550,431  RBC Capital Markets LLC,
               0.29% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $46,551,556.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 09/30/18 to 05/31/20.
               The value of the collateral
               including accrued interest
               is $47,651,242. (d)               46,550,431
                                             --------------


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2016 (UNAUDITED)

              DESCRIPTION                        VALUE
-----------------------------------------------------------
              TOTAL REPURCHASE
                 AGREEMENTS -- 2.9%          $   58,113,558
              (Cost $58,113,558)             --------------

              TOTAL INVESTMENTS -- 105.0%     2,080,384,190
              (Cost $2,202,985,687) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (5.0)%          (98,718,704)
                                             --------------
              NET ASSETS -- 100.0%           $1,981,665,486
                                             ==============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $97,305,298 and the total value of the collateral held by the Fund is $96,649,521.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $86,425,067 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $209,026,564.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $1,981,286,804   $        --   $      --
Money Market Funds        40,983,828            --          --
Repurchase Agreements             --    58,113,558          --
                      ----------------------------------------
Total Investments     $2,022,270,632   $58,113,558   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $   97,305,298
Non-cash Collateral(2)                          (96,649,521)
                                             --------------
Net Amount                                   $      655,777
                                             ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D -- Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $   58,113,558
Non-cash Collateral(4)                          (58,113,558)
                                             --------------
Net Amount                                   $           --
                                             ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 99.9%
              BEVERAGES -- 17.7%
     231,375  Brown-Forman Corp., Class B    $   22,637,730
     534,689  Coca-Cola (The) Co.                22,948,852
     933,020  Coca-Cola Enterprises, Inc.        43,310,788
     921,508  Constellation Brands, Inc.,
                 Class A                        140,511,540
   1,408,409  Dr Pepper Snapple Group, Inc.     132,165,101
     528,716  Monster Beverage Corp. (a)         71,392,521
     459,749  PepsiCo, Inc.                      45,653,076
                                             --------------
                                                478,619,608
                                             --------------
              FOOD & STAPLES RETAILING
                 -- 22.9%
     469,873  CVS Health Corp.                   45,385,033
   3,137,991  Kroger (The) Co.                  121,785,431
  16,742,635  Rite Aid Corp. (a)                130,425,127
   3,455,555  Sprouts Farmers Market,
                 Inc. (a) (b)                    78,786,654
   2,241,067  Sysco Corp.                        89,216,877
   1,079,053  Walgreens Boots Alliance, Inc.     86,022,105
   2,350,955  Whole Foods Market, Inc.           68,906,491
                                             --------------
                                                620,527,718
                                             --------------
              FOOD PRODUCTS -- 38.6%
   2,504,978  Archer-Daniels-Midland Co.         88,550,972
     672,833  Bunge Ltd.                         41,722,374
     874,229  Campbell Soup Co.                  49,315,258
   1,089,699  ConAgra Foods, Inc.                45,375,066
   2,137,815  Flowers Foods, Inc.                43,910,720
     398,408  General Mills, Inc.                22,514,036
   1,659,896  Hormel Foods Corp.                133,472,237
     958,690  Ingredion, Inc.                    96,559,257
   1,089,768  Kellogg Co.                        80,032,562
     255,310  Keurig Green Mountain, Inc.        22,786,418
     536,922  McCormick & Co., Inc.              47,233,028
   2,927,367  Mondelez International, Inc.,
                 Class A                        126,169,518
   4,159,485  Pilgrim's Pride Corp. (a) (b)      92,257,377
   2,461,285  Tyson Foods, Inc., Class A        131,334,168
     590,321  WhiteWave Foods (The) Co. (a)      22,284,618
                                             --------------
                                              1,043,517,609
                                             --------------
              HOUSEHOLD PRODUCTS -- 9.9%
     270,587  Church & Dwight Co., Inc.          22,729,308
     724,498  Clorox (The) Co.                   93,496,467
     618,707  Kimberly-Clark Corp.               79,454,353
     773,640  Spectrum Brands Holdings, Inc.     73,526,745
                                             --------------
                                                269,206,873
                                             --------------
              PERSONAL PRODUCTS -- 3.2%
     428,436  Herbalife Ltd. (a) (b)             19,798,028
   2,078,571  Nu Skin Enterprises, Inc.,
                 Class A (b)                     65,786,772
                                             --------------
                                                 85,584,800
                                             --------------


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              TOBACCO -- 7.6%
   1,352,952  Altria Group, Inc.             $   82,678,897
     261,305  Philip Morris International,
                 Inc.                            23,520,063
   1,991,022  Reynolds American, Inc.            99,451,549
                                             --------------
                                                205,650,509
                                             --------------
              TOTAL COMMON STOCKS -- 99.9%    2,703,107,117
              (Cost $2,600,639,643)          --------------

              RIGHTS -- 0.0%
              FOOD & STAPLES RETAILING
                 -- 0.0%
       5,790  Safeway Casa Ley, SA,
                 CVR (a) (c)                          5,876
       5,790  Safeway PDC, LLC,
                 CVR (a) (c)                            283
                                             --------------
              TOTAL RIGHTS -- 0.0%                    6,159
              (Cost $6,008)                  --------------

              MONEY MARKET FUNDS -- 2.0%
  52,765,983  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.21% (d) (e)                     52,765,983
   2,004,868  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (d)                  2,004,868
                                             --------------
              TOTAL MONEY MARKET FUNDS
                 -- 2.0%                         54,770,851
              (Cost $54,770,851)             --------------


PRINCIPAL
VALUE         DESCRIPTION                        VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS -- 3.0%
$ 15,832,996  JPMorgan Chase & Co.,
               0.25% (d), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $15,833,326.
               Collateralized by U.S.
               Treasury Note, interest rate
               of 1.500%, due 05/31/19. The
               value of the collateral
               including accrued interest
               is $16,190,713. (e)               15,832,996
  63,739,921  RBC Capital Markets LLC,
               0.29% (d), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $63,741,461.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 09/30/18 to 05/31/20.
               The value of the collateral
               including accrued interest
               is $65,247,225. (e)               63,739,921
                                             --------------


Page 28                 See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JANUARY 31, 2016 (UNAUDITED)

              DESCRIPTION                        VALUE
-----------------------------------------------------------
              TOTAL REPURCHASE AGREEMENTS
                 -- 3.0%                     $   79,572,917
              (Cost $79,572,917)             --------------

              TOTAL INVESTMENTS -- 104.9%     2,837,457,044
              (Cost $2,734,989,419) (f)
              NET OTHER ASSETS AND
                 LIABILITIES -- (4.9)%         (132,463,363)
                                             --------------
              NET ASSETS -- 100.0%           $2,704,993,681
                                             ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $132,700,991 and the total value of the collateral held by the Fund is $132,338,900.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2016, securities noted as such amounted to $6,159 or 0.0% of net assets.

(d)   Interest rate shown reflects yield as of January 31, 2016.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $255,790,634 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $153,323,009.

CVR   - Contingent Value Rights

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $2,703,107,117   $        --   $      --
Rights*                           --         6,159          --
Money Market Funds        54,770,851            --          --
Repurchase Agreements             --    79,572,917          --
                      ----------------------------------------
Total Investments     $2,757,877,968   $79,579,076   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $  132,700,991
Non-cash Collateral(2)                         (132,338,900)
                                             --------------
Net Amount                                   $      362,091
                                             ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $   79,572,917
Non-cash Collateral(4)                          (79,572,917)
                                             --------------
Net Amount                                   $           --
                                             ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 99.8%
              ELECTRICAL EQUIPMENT -- 0.8%
      42,256  SolarCity Corp. (a) (b)        $    1,506,426
                                             --------------
              ENERGY EQUIPMENT & SERVICES
                 -- 24.5%
      46,714  Baker Hughes, Inc.                  2,032,526
      17,055  Cameron International Corp. (b)     1,119,831
     204,330  Diamond Offshore Drilling,
                 Inc. (a)                         3,798,495
      90,987  Dril-Quip, Inc. (b)                 5,335,478
      70,034  Ensco PLC, Class A                    684,932
     111,462  FMC Technologies, Inc. (b)          2,803,269
      31,666  Halliburton Co.                     1,006,662
     100,633  Helmerich & Payne, Inc. (a)         5,112,156
     126,653  Nabors Industries Ltd.                932,166
     160,914  National Oilwell Varco, Inc.        5,236,142
     408,649  Noble Corp. PLC (a)                 3,183,376
     114,904  Oceaneering International, Inc.     3,889,500
     214,415  Patterson-UTI Energy, Inc.          3,083,288
      63,587  Rowan Cos. PLC, Class A               804,376
     180,383  RPC, Inc. (a)                       2,249,376
      30,903  Schlumberger Ltd.                   2,233,360
     317,936  Seadrill Ltd. (a) (b)                 658,128
                                             --------------
                                                 44,163,061
                                             --------------
              INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                    PRODUCERS -- 1.0%
     171,356  TerraForm Power, Inc.,
                 Class A (a)                      1,698,138
                                             --------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 68.3%
     247,207  Antero Resources Corp. (a) (b)      6,716,614
   1,850,335  California Resources Corp.          2,645,979
      47,922  Chevron Corp.                       4,143,815
      53,893  Columbia Pipeline Group, Inc.         999,715
      34,819  Concho Resources, Inc. (b)          3,312,331
      46,174  ConocoPhillips                      1,804,480
     409,299  CONSOL Energy, Inc. (a)             3,249,834
      93,807  Continental Resources, Inc. (b)     1,980,266
      54,785  CVR Energy, Inc. (a)                1,918,571
      52,592  Energen Corp.                       1,854,920
      15,221  EOG Resources, Inc.                 1,080,995
   1,230,388  EP Energy Corp.,
                 Class A (a) (b)                  4,601,651
      62,030  EQT Corp.                           3,829,732
      55,311  Exxon Mobil Corp.                   4,305,961
      68,256  Golar LNG Ltd.                      1,270,927
      43,870  Gulfport Energy Corp. (b)           1,296,358
      66,697  Hess Corp.                          2,834,623
     135,101  HollyFrontier Corp.                 4,724,482
     216,717  Kinder Morgan, Inc.                 3,564,995
     414,544  Kosmos Energy Ltd. (b)              1,894,466
     342,441  Marathon Oil Corp.                  3,331,951
     103,952  Marathon Petroleum Corp.            4,344,154
     144,032  Murphy Oil Corp.                    2,824,468
      98,191  Noble Energy, Inc.                  3,178,443
      43,703  ONEOK, Inc.                         1,088,642
      29,280  PBF Energy, Inc., Class A           1,024,507
      65,883  Phillips 66                         5,280,522
      34,388  Pioneer Natural Resources Co.       4,262,393
     241,302  QEP Resources, Inc.                 3,093,492


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
      87,592  Range Resources Corp. (a)      $    2,589,220
     395,526  Rice Energy, Inc. (b)               4,615,788
     274,117  SM Energy Co. (a)                   3,832,156
      90,040  Spectra Energy Corp.                2,471,598
     159,324  Targa Resources Corp.               3,580,010
      51,148  Tesoro Corp.                        4,462,663
      76,216  Valero Energy Corp.                 5,172,780
     342,524  Whiting Petroleum Corp. (b)         2,517,551
      84,077  World Fuel Services Corp.           3,274,799
     751,095  WPX Energy, Inc. (b)                4,070,935
                                             --------------
                                                123,046,787
                                             --------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 5.2%
      81,662  First Solar, Inc. (b)               5,606,913
     143,661  SunPower Corp. (a) (b)              3,654,736
                                             --------------
                                                  9,261,649
                                             --------------
              TOTAL COMMON STOCKS
                 -- 99.8%                       179,676,061
              (Cost $256,684,874)            --------------

              MONEY MARKET FUNDS -- 7.4%
  12,952,836  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.21% (c) (d)                     12,952,836
     352,433  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (c)                    352,433
                                             --------------
              TOTAL MONEY MARKET FUNDS
                 -- 7.4%                         13,305,269
              (Cost $13,305,269)             --------------


PRINCIPAL
VALUE         DESCRIPTION                        VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS -- 10.8%
$  3,886,637  JPMorgan Chase & Co.,
               0.25% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $3,886,718.
               Collateralized by U.S.
               Treasury Note, interest rate
               of 1.500%, due 05/31/19. The
               value of the collateral
               including accrued interest
               is $3,974,448. (d)                 3,886,637
  15,646,685  RBC Capital Markets LLC,
               0.29% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $15,647,064.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 09/30/18 to 05/31/20.
               The value of the collateral
               including accrued interest
               is $16,016,694. (d)               15,646,685
                                             --------------


Page 30                  See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JANUARY 31, 2016 (UNAUDITED)

              DESCRIPTION                        VALUE
-----------------------------------------------------------
              TOTAL REPURCHASE
                 AGREEMENTS -- 10.8%         $   19,533,322
              (Cost $19,533,322)             --------------

              TOTAL INVESTMENTS -- 118.0%       212,514,652
              (Cost $289,523,465) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (18.0)%         (32,397,705)
                                             --------------
              NET ASSETS -- 100.0%           $  180,116,947
                                             ==============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $33,305,537 and the total value of the collateral held by the Fund is $32,486,158.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,288,243 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,297,056.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  179,676,061   $        --   $      --
Money Market Funds        13,305,269            --          --
Repurchase Agreements             --    19,533,322          --
                      ----------------------------------------
Total Investments     $  192,981,330   $19,533,322   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $   33,305,537
Non-cash Collateral(2)                          (32,486,158)
                                             --------------
Net Amount                                   $      819,379
                                             ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investment, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $   19,533,322
Non-cash Collateral(4)                          (19,533,322)
                                             --------------
Net Amount                                   $           --
                                             ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 31

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 99.8%
              BANKS -- 16.1%
     289,980  Associated Banc-Corp.          $    5,089,149
     430,748  Bank of America Corp.               6,090,777
     100,499  BankUnited, Inc.                    3,386,816
     143,801  BB&T Corp.                          4,696,541
      90,913  BOK Financial Corp. (a)             4,546,559
     228,273  CIT Group, Inc.                     6,699,813
     140,101  Citigroup, Inc.                     5,965,501
     138,411  Citizens Financial Group, Inc.      2,941,234
     129,965  Comerica, Inc.                      4,457,799
      41,391  Commerce Bancshares, Inc.           1,702,412
      60,415  Cullen/Frost Bankers, Inc.          2,891,462
      42,377  East West Bancorp, Inc.             1,373,862
     360,671  Fifth Third Bancorp                 5,698,602
     501,108  First Niagara Financial Group,
                 Inc.                             4,905,847
     655,445  Huntington Bancshares, Inc.         5,623,718
     109,799  JPMorgan Chase & Co.                6,533,040
     412,210  KeyCorp                             4,600,264
      29,897  M&T Bank Corp.                      3,294,051
     126,142  PacWest Bancorp                     4,630,673
     224,422  People's United Financial, Inc.     3,224,944
      76,051  PNC Financial Services Group
                 (The), Inc.                      6,589,819
     319,733  Popular, Inc.                       8,038,088
     566,363  Regions Financial Corp.             4,598,868
      47,246  Signature Bank (b)                  6,583,258
     126,906  SunTrust Banks, Inc.                4,642,221
      14,792  SVB Financial Group (b)             1,498,725
     513,404  TCF Financial Corp.                 6,165,982
      84,945  U.S. Bancorp                        3,402,897
      66,678  Wells Fargo & Co.                   3,349,236
     132,780  Zions Bancorporation                3,011,450
                                             --------------
                                                136,233,608
                                             --------------
              CAPITAL MARKETS -- 8.8%
      16,536  Ameriprise Financial, Inc.          1,498,988
      87,923  Bank of New York Mellon
                 (The) Corp.                      3,184,571
      10,662  BlackRock, Inc.                     3,350,640
     165,104  Charles Schwab (The) Corp.          4,215,105
     246,103  Franklin Resources, Inc.            8,529,930
      40,208  Goldman Sachs Group (The),
                 Inc.                             6,496,005
     207,825  Interactive Brokers Group, Inc.,
                 Class A                          6,706,513
     216,512  Invesco Ltd.                        6,480,204
     230,983  Legg Mason, Inc.                    7,072,699
      84,987  LPL Financial Holdings,
                 Inc. (a)                         2,585,305
     113,941  Morgan Stanley                      2,948,793
      24,410  Northern Trust Corp.                1,515,373
      30,381  Raymond James Financial, Inc.       1,330,992
     138,355  SEI Investments Co.                 5,429,050
      54,612  State Street Corp.                  3,043,527
      50,716  TD Ameritrade Holding Corp.         1,398,747
     316,185  Waddell & Reed Financial, Inc.,
                 Class A                          8,676,116
                                             --------------
                                                 74,462,558
                                             --------------


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              CONSUMER FINANCE -- 5.3%
     486,149  Ally Financial, Inc. (b)       $    7,705,462
      52,100  American Express Co.                2,787,350
     100,440  Capital One Financial Corp.         6,590,873
      25,404  Credit Acceptance Corp. (a) (b)     4,546,300
     101,385  Discover Financial Services         4,642,419
     633,142  Navient Corp.                       6,052,837
     571,712  Santander Consumer USA
                 Holdings, Inc. (b)               5,974,390
     270,025  SLM Corp. (b)                       1,728,160
     178,797  Synchrony Financial (b)             5,081,411
                                             --------------
                                                 45,109,202
                                             --------------
              DIVERSIFIED FINANCIAL SERVICES
                 -- 6.0%
      54,909  Berkshire Hathaway, Inc.,
                 Class B (b)                      7,125,541
      55,865  CBOE Holdings, Inc.                 3,721,726
      19,453  CME Group, Inc.                     1,747,852
      22,299  FactSet Research Systems, Inc.      3,360,459
      28,272  Intercontinental Exchange, Inc.     7,458,154
     208,427  Leucadia National Corp.             3,451,551
      55,173  McGraw Hill Financial, Inc.         4,690,809
      17,550  Moody's Corp.                       1,564,407
     125,639  MSCI, Inc.                          8,648,989
      30,271  Nasdaq, Inc.                        1,876,802
     245,514  Voya Financial, Inc.                7,507,818
                                             --------------
                                                 51,154,108
                                             --------------
              INSURANCE -- 28.4%
     121,042  Aflac, Inc.                         7,015,594
      15,173  Alleghany Corp. (b)                 7,251,480
      97,452  Allied World Assurance Co.
                 Holdings AG                      3,565,769
     116,756  Allstate (The) Corp.                7,075,414
      50,301  American Financial Group, Inc.      3,570,365
     116,995  American International Group,
                 Inc.                             6,607,878
     117,733  AmTrust Financial Services,
                 Inc.                             6,733,150
      19,095  Aon PLC                             1,677,114
      77,957  Arch Capital Group Ltd. (b)         5,265,995
     132,814  Arthur J. Gallagher & Co.           4,999,119
     150,090  Aspen Insurance Holdings Ltd.       6,980,686
     342,844  Assured Guaranty Ltd.               8,152,830
     161,181  Axis Capital Holdings Ltd.          8,689,268
     112,926  Brown & Brown, Inc.                 3,416,011
      50,363  Chubb Ltd.                          5,694,544
      91,875  Cincinnati Financial Corp.          5,294,756
     113,274  Endurance Specialty Holdings
                 Ltd.                             7,015,059
      49,507  Everest Re Group, Ltd.              8,858,783
     261,375  FNF Group                           8,463,322
      89,134  Hanover Insurance Group
                 (The), Inc.                      7,263,530
     166,807  Hartford Financial Services
                 Group (The), Inc.                6,702,305
     144,221  Lincoln National Corp.              5,690,961
      45,836  Loews Corp.                         1,696,390
      10,255  Markel Corp. (b)                    8,618,917


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
      31,749  Marsh & McLennan Cos., Inc.    $    1,693,174
     150,385  MetLife, Inc.                       6,714,690
     291,836  Old Republic International
                 Corp.                            5,276,395
     120,885  Principal Financial Group, Inc.     4,593,630
     112,038  ProAssurance Corp.                  5,615,345
     113,963  Progressive (The) Corp.             3,561,344
      89,053  Prudential Financial, Inc.          6,240,834
      84,725  Reinsurance Group of America,
                 Inc.                             7,136,387
      80,049  RenaissanceRe Holdings Ltd.         9,017,520
      15,480  StanCorp Financial Group, Inc.      1,774,937
      63,406  Torchmark Corp.                     3,445,482
      80,296  Travelers (The) Cos., Inc.          8,594,884
      52,867  Unum Group                          1,514,111
     195,753  Validus Holdings Ltd.               8,660,113
      99,308  W. R. Berkley Corp.                 4,980,296
      12,455  White Mountains Insurance
                 Group Ltd.                       8,881,536
     185,026  XL Group PLC                        6,709,043
                                             --------------
                                                240,708,961
                                             --------------
              IT SERVICES -- 8.3%
      19,648  Alliance Data Systems Corp. (b)     3,925,474
     101,210  Broadridge Financial Solutions,
                 Inc.                             5,420,807
      52,005  CoreLogic, Inc. (b)                 1,856,578
      89,719  Fidelity National Information
                 Services, Inc.                   5,358,916
      79,254  Fiserv, Inc. (b)                    7,494,258
      12,305  FleetCor Technologies, Inc. (b)     1,511,546
     140,465  Global Payments, Inc.               8,280,412
     116,094  Jack Henry & Associates, Inc.       9,424,511
      37,224  MasterCard, Inc., Class A           3,314,053
     181,967  Total System Services, Inc.         7,307,795
     191,078  Vantiv, Inc., Class A (b)           8,990,220
      93,467  Visa, Inc., Class A                 6,962,357
                                             --------------
                                                 69,846,927
                                             --------------
              MEDIA -- 1.1%
     239,403  Thomson Reuters Corp.               8,953,672
                                             --------------
              PROFESSIONAL SERVICES -- 1.2%
      16,954  Dun & Bradstreet (The) Corp.        1,668,613
      81,385  Equifax, Inc.                       8,610,533
                                             --------------
                                                 10,279,146
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS
                 -- 22.2%
      56,063  American Tower Corp.                5,288,983
     181,486  Apple Hospitality REIT,
                 Inc. (a)                         3,319,379
      28,410  Boston Properties, Inc.             3,301,526
      22,930  Camden Property Trust               1,749,559
     118,583  Care Capital Properties, Inc.       3,550,375
     439,524  CBL & Associates Properties,
                 Inc.                             4,724,883
     129,053  Chimera Investment Corp.            1,598,967
      75,000  Columbia Property Trust, Inc.       1,670,250


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
     166,045  Corporate Office Properties
                 Trust                       $    3,702,803
     342,069  Corrections Corp. of America        9,855,008
      83,838  Crown Castle International
                 Corp.                            7,226,836
      95,853  Digital Realty Trust, Inc.          7,675,908
     300,881  Empire State Realty Trust,
                 Inc., Class A                    4,979,581
      29,954  Equinix, Inc.                       9,302,814
     135,925  Equity LifeStyle Properties,
                 Inc.                             8,960,176
     102,744  Extra Space Storage, Inc.           9,317,853
      37,208  Federal Realty Investment Trust     5,612,083
      64,709  General Growth Properties, Inc.     1,814,440
     201,588  Healthcare Trust of America,
                 Inc., Class A                    5,652,528
     138,591  Hospitality Properties Trust        3,269,362
     354,447  Host Hotels & Resorts, Inc.         4,909,091
      27,823  Kilroy Realty Corp.                 1,554,471
      66,527  Kimco Realty Corp.                  1,808,869
     116,736  Liberty Property Trust              3,422,700
     112,321  Macerich (The) Co.                  8,757,668
   1,372,978  MFA Financial, Inc.                 8,718,410
      19,405  Mid-America Apartment
                 Communities, Inc.                1,820,577
      50,347  Omega Healthcare Investors,
                 Inc.                             1,596,503
     189,898  Plum Creek Timber Co., Inc.         7,692,768
      29,774  Post Properties, Inc.               1,705,752
      84,467  Prologis, Inc.                      3,333,913
      36,586  Public Storage                      9,276,746
      79,299  Rayonier, Inc.                      1,672,416
     119,202  Retail Properties of America,
                 Inc., Class A                    1,848,823
     244,231  Senior Housing Properties Trust     3,536,465
      27,971  Simon Property Group, Inc.          5,210,438
     176,297  Starwood Property Trust, Inc.       3,356,695
      70,879  Taubman Centers, Inc.               5,035,244
     671,247  Two Harbors Investment Corp.        5,101,477
      50,917  Weingarten Realty Investors         1,776,494
      25,861  Welltower, Inc.                     1,609,071
      58,722  Weyerhaeuser Co.                    1,503,870
                                             --------------
                                                187,821,775
                                             --------------
              REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 2.0%
     209,640  CBRE Group, Inc., Class A (b)       5,863,631
      15,540  Howard Hughes (The) Corp. (b)       1,476,766
      56,702  Jones Lang LaSalle, Inc.            7,979,105
      48,031  Realogy Holdings Corp. (b)          1,575,417
                                             --------------
                                                 16,894,919
                                             --------------
              THRIFTS & MORTGAGE FINANCE
                 -- 0.4%
     222,085  New York Community Bancorp,
                 Inc.                             3,437,876
                                             --------------
              TOTAL COMMON STOCKS
                 -- 99.8%                       844,902,752
              (Cost $945,976,934)            --------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              MONEY MARKET FUNDS -- 0.7%
   4,257,603  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.21% (c) (d)                 $    4,257,603
   1,598,883  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (c)                  1,598,883
                                             --------------
              TOTAL MONEY MARKET FUNDS
                 -- 0.7%                          5,856,486
              (Cost $5,856,486)              --------------


PRINCIPAL
VALUE         DESCRIPTION                         VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS -- 0.8%
$  1,277,539  JPMorgan Chase & Co.,
               0.25% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $1,277,566.
               Collateralized by U.S.
               Treasury Note, interest rate
               of 1.500%, due 05/31/19. The
               value of the collateral
               including accrued interest
               is $1,306,403. (d)                 1,277,539
   5,143,073  RBC Capital Markets LLC,
               0.29% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $5,143,197.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 09/30/18 to 05/31/20.
               The value of the collateral
               including accrued interest
               is $5,264,695. (d)                 5,143,073
                                             --------------
              TOTAL REPURCHASE
                 AGREEMENTS -- 0.8%               6,420,612
              (Cost $6,420,612)              --------------

              TOTAL INVESTMENTS -- 101.3%       857,179,850
              (Cost $958,254,032) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (1.3)%          (10,929,955)
                                             --------------
              NET ASSETS -- 100.0%           $  846,249,895
                                             ==============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $10,721,808 and the total value of the collateral held by the Fund is $10,678,215.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,913,859 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $118,988,041.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  844,902,752   $        --   $      --
Money Market Funds         5,856,486            --          --
Repurchase Agreements             --     6,420,612          --
                      ----------------------------------------
Total Investments     $  850,759,238   $ 6,420,612   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 34                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $   10,721,808
Non-cash Collateral(2)                          (10,678,215)
                                             --------------
Net Amount                                   $       43,593
                                             ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D -- Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $    6,420,612
Non-cash Collateral(4)                           (6,420,612)
                                             --------------
Net Amount                                   $           --
                                             ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 35

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 100.0%
              BIOTECHNOLOGY -- 14.4%
     223,658  AbbVie, Inc.                   $   12,278,824
     296,283  Alexion Pharmaceuticals,
                 Inc. (a)                        43,236,578
     890,068  Alkermes PLC (a)                   28,491,077
     140,745  Alnylam Pharmaceuticals,
                 Inc. (a)                         9,702,960
     261,158  Amgen, Inc.                        39,886,661
     353,939  Celgene Corp. (a)                  35,507,160
     279,289  Gilead Sciences, Inc.              23,180,987
     260,550  Incyte Corp. (a)                   18,384,408
     912,647  Ionis Pharmaceuticals, Inc. (a)    35,529,348
     584,605  Medivation, Inc. (a)               19,116,583
   1,318,095  OPKO Health, Inc. (a) (b)          10,597,484
     130,164  Regeneron Pharmaceuticals,
                 Inc. (a)                        54,680,595
     944,567  Seattle Genetics, Inc. (a)         31,151,820
     270,708  United Therapeutics Corp. (a)      33,345,811
     105,326  Vertex Pharmaceuticals,
                 Inc. (a)                         9,558,335
                                             --------------
                                                404,648,631
                                             --------------
              HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 20.1%
     295,009  Abbott Laboratories                11,166,091
     858,335  Align Technology, Inc. (a)         56,770,277
     458,502  Becton, Dickinson and Co.          66,652,436
   2,298,804  Boston Scientific Corp. (a)        40,298,034
     149,216  C. R. Bard, Inc.                   27,346,816
      98,732  Cooper (The) Cos., Inc.            12,948,702
     696,617  DENTSPLY International, Inc.       41,023,775
     345,089  DexCom, Inc. (a)                   24,597,944
     715,623  Edwards Lifesciences Corp. (a)     55,968,875
     588,036  Hill-Rom Holdings, Inc.            28,743,200
     730,434  Hologic, Inc. (a)                  24,790,930
     181,703  IDEXX Laboratories, Inc. (a)       12,744,648
     103,462  Intuitive Surgical, Inc. (a)       55,957,423
     246,778  ResMed, Inc. (b)                   13,992,313
     386,901  Sirona Dental Systems, Inc. (a)    41,123,707
     457,467  St. Jude Medical, Inc.             24,181,706
     163,996  Varian Medical Systems,
                 Inc. (a)                        12,649,011
     129,148  Zimmer Biomet Holdings, Inc.       12,819,230
                                             --------------
                                                563,775,118
                                             --------------
              HEALTH CARE PROVIDERS &
                 SERVICES -- 40.5%
     392,083  Aetna, Inc.                        39,929,733
     681,244  AmerisourceBergen Corp.            61,012,213
     304,017  Anthem, Inc.                       39,671,178
   1,530,885  Brookdale Senior Living,
                 Inc. (a)                        24,922,808
     791,453  Cardinal Health, Inc.              64,400,530
   1,073,608  Centene Corp. (a)                  66,628,112
     482,793  Cigna Corp.                        64,501,145
   2,663,085  Community Health Systems,
                 Inc. (a)                        57,203,066
     190,065  DaVita HealthCare Partners,
                 Inc. (a)                        12,757,163
     484,940  Express Scripts Holding Co. (a)    34,852,638


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              HEALTH CARE PROVIDERS &
                 SERVICES (CONTINUED)
     195,868  HCA Holdings, Inc. (a)         $   13,628,495
   1,031,981  Health Net, Inc. (a)               68,337,782
     446,641  Henry Schein, Inc. (a)             67,639,313
     395,749  Humana, Inc.                       64,423,980
     571,454  Laboratory Corp. of America
                 Holdings (a)                    64,202,857
     770,018  LifePoint Health, Inc. (a)         53,739,556
     286,620  McKesson Corp.                     46,140,087
     394,402  MEDNAX, Inc. (a)                   27,395,163
     937,611  Patterson Cos., Inc.               39,810,963
   1,201,878  Premier, Inc., Class A (a)         38,387,983
     794,516  Quest Diagnostics, Inc.            52,175,866
     480,506  UnitedHealth Group, Inc.           55,335,071
     354,745  Universal Health Services, Inc.,
                 Class B                         39,958,477
     770,788  VCA, Inc. (a)                      39,518,301
                                             --------------
                                              1,136,572,480
                                             --------------
              HEALTH CARE TECHNOLOGY -- 6.1%
   4,593,748  Allscripts Healthcare Solutions,
                 Inc. (a)                        63,301,847
     438,892  athenahealth, Inc. (a) (b)         62,234,886
   1,959,179  Veeva Systems, Inc.,
                 Class A (a) (b)                 47,216,214
                                             --------------
                                                172,752,947
                                             --------------
              LIFE SCIENCES TOOLS &
                 SERVICES -- 11.3%
      95,554  Bio-Rad Laboratories, Inc.,
                 Class A (a)                     12,193,646
   2,328,865  Bruker Corp. (a)                   52,003,555
     878,817  Charles River Laboratories
                 International, Inc. (a)         65,234,586
      69,000  Illumina, Inc. (a)                 10,898,550
   1,055,062  PerkinElmer, Inc.                  50,980,596
     411,573  Quintiles Transnational
                 Holdings, Inc. (a)              25,035,986
     398,479  Thermo Fisher Scientific, Inc.     52,623,137
   1,996,514  VWR Corp. (a)                      48,834,732
                                             --------------
                                                317,804,788
                                             --------------
              PHARMACEUTICALS -- 7.6%
   1,136,193  Akorn, Inc. (a)                    29,529,656
     410,824  Bristol-Myers Squibb Co.           25,536,820
     275,097  Johnson & Johnson                  28,731,131
     177,544  Mallinckrodt PLC (a)               10,313,531
   1,070,075  Merck & Co., Inc.                  54,220,700
     522,637  Mylan N.V. (a)                     27,537,743
     410,339  Pfizer, Inc.                       12,511,236
     589,717  Zoetis, Inc.                       25,387,317
                                             --------------
                                                213,768,134
                                             --------------
              TOTAL COMMON STOCKS
                 -- 100.0%                    2,809,322,098
              (Cost $3,034,715,402)          --------------


Page 36                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              MONEY MARKET FUNDS-- 0.5%
  11,459,901  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.21% (c) (d)                 $   11,459,901
   2,820,709  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (c)                  2,820,709
                                             --------------
              TOTAL MONEY MARKET FUNDS
                 -- 0.5%                         14,280,610
              (Cost $14,280,610)             --------------


PRINCIPAL
VALUE         DESCRIPTION                         VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS -- 0.6%
$  3,438,665  JPMorgan Chase & Co.,
               0.25% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $3,438,737.
               Collateralized by U.S.
               Treasury Note, interest rate
               of 1.500%, due 05/31/19. The
               value of the collateral
               including accrued interest
               is $3,516,356. (d)                 3,438,665
  13,843,259  RBC Capital Markets LLC,
               0.29% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $13,843,593.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 09/30/18 to 05/31/20.
               The value of the collateral
               including accrued interest
               is $14,170,620. (d)               13,843,259
                                             --------------
              TOTAL REPURCHASE
                 AGREEMENTS -- 0.6%              17,281,924
              (Cost $17,281,924)             --------------

              TOTAL INVESTMENTS -- 101.1%     2,840,884,632
              (Cost $3,066,277,936) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (1.1)%          (31,079,080)
                                             --------------
              NET ASSETS -- 100.0%           $2,809,805,552
                                             ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $28,804,030 and the total value of the collateral held by the Fund is $28,741,825.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $68,750,962 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $294,144,266.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $2,809,322,098   $        --   $      --
Money Market Funds        14,280,610            --          --
Repurchase Agreements             --    17,281,924          --
                      ----------------------------------------
Total Investments     $2,823,602,708   $17,281,924   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                        See Notes to Financial Statements                Page 37

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $   28,804,030
Non-cash Collateral(2)                          (28,741,825)
                                             --------------
Net Amount                                   $       62,205
                                             ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investment, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $   17,281,924
Non-cash Collateral(4)                          (17,281,924)
                                             --------------
Net Amount                                   $           --
                                             ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 38                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 100.0%
              AEROSPACE & DEFENSE -- 13.9%
      19,465  Boeing (The) Co.               $    2,338,331
      33,643  BWX Technologies, Inc.              1,007,271
       3,882  General Dynamics Corp.                519,295
       5,161  Honeywell International, Inc.         532,615
      22,189  Huntington Ingalls Industries,
                 Inc.                             2,837,529
       7,780  Lockheed Martin Corp.               1,641,580
      14,906  Northrop Grumman Corp.              2,758,504
       4,290  Raytheon Co.                          550,150
      18,282  Rockwell Collins, Inc.              1,478,648
      42,713  Spirit AeroSystems Holdings,
                 Inc., Class A (a)                1,811,031
      25,448  Textron, Inc.                         870,831
       7,392  TransDigm Group, Inc. (a)           1,661,204
      70,788  Triumph Group, Inc.                 1,805,094
      11,133  United Technologies Corp.             976,253
                                             --------------
                                                 20,788,336
                                             --------------
              AIR FREIGHT & LOGISTICS -- 0.7%
      11,863  Expeditors International of
                 Washington, Inc.                   535,258
       3,593  FedEx Corp.                           477,438
                                             --------------
                                                  1,012,696
                                             --------------
              AIRLINES -- 9.0%
      26,558  Alaska Air Group, Inc.              1,869,683
      25,253  American Airlines Group, Inc.         984,615
      58,301  Copa Holdings S.A., Class A (b)     2,745,977
      55,513  Delta Air Lines, Inc.               2,458,671
      94,404  JetBlue Airways Corp. (a)           2,011,749
      65,348  Southwest Airlines Co.              2,458,392
      18,651  United Continental Holdings,
                 Inc. (a)                           900,470
                                             --------------
                                                 13,429,557
                                             --------------
              BUILDING PRODUCTS -- 2.7%
      36,715  A.O. Smith Corp.                    2,564,543
      25,615  Allegion PLC                        1,551,244
                                             --------------
                                                  4,115,787
                                             --------------
              COMMERCIAL SERVICES &
                 SUPPLIES -- 5.2%
      64,841  ADT (The) Corp. (b)                 1,917,997
      11,748  Cintas Corp.                        1,009,388
      25,662  Clean Harbors, Inc. (a)             1,137,083
      14,074  Copart, Inc. (a)                      471,620
      25,890  Pitney Bowes, Inc.                    506,926
      24,294  Republic Services, Inc.             1,061,648
      16,771  Tyco International PLC                576,755
      20,030  Waste Management, Inc.              1,060,588
                                             --------------
                                                  7,742,005
                                             --------------
              CONSTRUCTION & ENGINEERING
                 -- 5.9%
      93,686  AECOM (a)                           2,570,744
      59,594  Fluor Corp.                         2,675,174


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              CONSTRUCTION & ENGINEERING
                 (CONTINUED)
      40,247  Jacobs Engineering Group,
                 Inc. (a)                    $    1,578,890
     105,597  Quanta Services, Inc. (a)           1,974,664
                                             --------------
                                                  8,799,472
                                             --------------
              CONTAINERS & PACKAGING -- 1.4%
      34,131  Avery Dennison Corp.                2,078,237
                                             --------------
              ELECTRICAL EQUIPMENT -- 3.9%
      54,057  Eaton Corp. PLC                     2,730,419
      35,294  Emerson Electric Co.                1,622,818
      10,582  Hubbell, Inc., Class B                956,930
       9,142  Regal Beloit Corp.                    513,872
                                             --------------
                                                  5,824,039
                                             --------------
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 2.7%
      60,140  FLIR Systems, Inc.                  1,758,494
      75,470  Keysight Technologies, Inc. (a)     1,765,998
      24,912  Trimble Navigation Ltd. (a)           480,552
                                             --------------
                                                  4,005,044
                                             --------------
              INDUSTRIAL CONGLOMERATES
                 -- 2.4%
      12,055  Carlisle Cos., Inc.                 1,008,762
      11,500  Danaher Corp.                         996,475
       8,903  Roper Technologies, Inc.            1,563,990
                                             --------------
                                                  3,569,227
                                             --------------
              INTERNET SOFTWARE & SERVICES
                 -- 1.0%
       8,178  CoStar Group, Inc. (a)              1,434,176
                                             --------------
              IT SERVICES -- 6.9%
      16,164  Accenture PLC, Class A              1,705,948
       6,318  Automatic Data Processing, Inc.       524,963
      91,206  Booz Allen Hamilton Holding
                 Corp.                            2,580,218
      85,601  Genpact Ltd. (a)                    2,047,576
      31,920  Paychex, Inc.                       1,527,691
     201,168  Xerox Corp.                         1,961,388
                                             --------------
                                                 10,347,784
                                             --------------
              LIFE SCIENCES TOOLS &
                 SERVICES -- 1.3%
       3,143  Mettler-Toledo International,
                 Inc. (a)                           983,288
       7,933  Waters Corp. (a)                      961,559
                                             --------------
                                                  1,944,847
                                             --------------
              MACHINERY -- 25.8%
      47,111  AGCO Corp.                          2,297,603
      20,645  Allison Transmission Holdings,
                 Inc.                               491,145
      24,839  Caterpillar, Inc.                   1,545,979
      91,572  Colfax Corp. (a)                    2,027,404
      35,285  Crane Co.                           1,685,212
      31,967  Cummins, Inc.                       2,873,514


                        See Notes to Financial Statements                Page 39

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      14,017  Deere & Co.                    $    1,079,449
      18,643  Donaldson Co., Inc.                   525,360
      27,531  Dover Corp.                         1,609,187
      25,399  Flowserve Corp.                       981,417
       7,426  Graco, Inc.                           539,722
       6,971  IDEX Corp.                            505,467
       5,765  Illinois Tool Works, Inc.             519,254
      58,866  ITT Corp.                           1,910,202
       4,964  Middleby (The) Corp. (a)              448,547
      59,348  PACCAR, Inc.                        2,912,206
      17,406  Parker-Hannifin Corp.               1,691,167
      21,588  Pentair PLC                         1,017,227
      12,485  Snap-on, Inc.                       2,017,077
      76,612  SPX FLOW, Inc. (a)                  1,826,430
      15,806  Stanley Black & Decker, Inc.        1,491,138
     152,246  Terex Corp.                         3,410,310
      29,262  Toro (The) Co.                      2,180,604
     117,144  Trinity Industries, Inc.            2,509,224
      14,648  Xylem, Inc.                           526,596
                                             --------------
                                                 38,621,441
                                             --------------
              MARINE -- 1.8%
      53,463  Kirby Corp. (a)                     2,707,901
                                             --------------
              OIL, GAS & CONSUMABLE FUELS
                 -- 1.0%
     216,660  Teekay Corp. (b)                    1,484,121
                                             --------------
              PROFESSIONAL SERVICES -- 1.3%
      12,688  ManpowerGroup, Inc.                   968,729
      13,909  Verisk Analytics, Inc. (a)          1,015,357
                                             --------------
                                                  1,984,086
                                             --------------
              ROAD & RAIL -- 6.4%
      82,400  CSX Corp.                           1,896,848
      52,406  Genesee & Wyoming, Inc.,
                 Class A (a)                      2,598,289
      22,603  Kansas City Southern                1,602,101
      19,964  Norfolk Southern Corp.              1,407,462
      37,624  Ryder System, Inc.                  2,000,468
                                             --------------
                                                  9,505,168
                                             --------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.3%
      16,472  Lexmark International, Inc.,
                 Class A                            464,675
                                             --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 6.4%
      63,876  Air Lease Corp.                     1,645,446
      50,246  GATX Corp.                          2,059,081
      35,607  HD Supply Holdings, Inc. (a)          935,396
      29,999  MSC Industrial Direct Co.,
                 Inc., Class A                    1,944,235
       7,367  United Rentals, Inc. (a)              352,953
      64,406  WESCO International,
                 Inc. (a) (b)                     2,600,714
                                             --------------
                                                  9,537,825
                                             --------------


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              TOTAL COMMON STOCKS
                 -- 100.0%                   $  149,396,424
              (Cost $196,394,392)            --------------

              MONEY MARKET FUNDS -- 1.9%
   2,620,946  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.21% (c) (d)                      2,620,946
     175,036  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (c)                    175,036
                                             --------------
              TOTAL MONEY MARKET FUNDS
                 -- 1.9%                          2,795,982
              (Cost $2,795,982)              --------------


PRINCIPAL
VALUE         DESCRIPTION                        VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS -- 2.6%
$    786,443  JPMorgan Chase & Co.,
               0.25% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $786,459.
               Collateralized by U.S.
               Treasury Note, interest rate
               of 1.500%, due 05/31/19. The
               value of the collateral
               including accrued interest
               is $804,211. (d)                     786,443
   3,166,033  RBC Capital Markets LLC,
               0.29% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $3,166,110.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 09/30/18 to 05/31/20.
               The value of the collateral
               including accrued interest
               is $3,240,903. (d)                 3,166,033
                                             --------------
              TOTAL REPURCHASE
                 AGREEMENTS -- 2.6%               3,952,476
              (Cost $3,952,476)              --------------

              TOTAL INVESTMENTS -- 104.5%       156,144,882
              (Cost $203,142,850) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (4.5)%           (6,728,011)
                                             --------------
              NET ASSETS -- 100.0%           $  149,416,871
                                             ==============


Page 40                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2016 (UNAUDITED)

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,729,369 and the total value of the collateral held by the Fund is $6,573,422.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,359,242 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $48,357,210.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  149,396,424   $        --   $      --
Money Market Funds         2,795,982            --          --
Repurchase Agreements             --     3,952,476          --
                      ----------------------------------------
Total Investments     $  152,192,406   $ 3,952,476   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $    6,729,369
Non-cash Collateral(2)                           (6,573,422)
                                             --------------
Net Amount                                   $      155,947
                                             ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $    3,952,476
Non-cash Collateral(4)                           (3,952,476)
                                             --------------
Net Amount                                   $           --
                                             ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 41

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 99.9%
              AEROSPACE & DEFENSE -- 1.3%
      26,739  Hexcel Corp.                   $    1,106,460
         259  Precision Castparts Corp.              60,852
                                             --------------
                                                  1,167,312
                                             --------------
              BUILDING PRODUCTS -- 9.6%
      12,344  Armstrong World Industries,
                 Inc. (a)                           477,466
      24,859  Lennox International, Inc.          2,978,606
      87,770  Masco Corp.                         2,316,250
      52,815  Owens Corning                       2,439,525
                                             --------------
                                                  8,211,847
                                             --------------
              CHEMICALS -- 35.3%
       9,544  Air Products and Chemicals,
                 Inc.                             1,209,320
      22,447  Airgas, Inc.                        3,142,580
       5,496  Ashland, Inc.                         520,801
      21,182  Axalta Coating Systems Ltd. (a)       504,343
      18,448  Celanese Corp., Series A            1,174,584
      48,250  Dow Chemical (The) Co.              2,026,500
      18,647  E.I. du Pont de Nemours and
                 Co.                                983,816
      36,792  Eastman Chemical Co.                2,252,038
       4,936  Ecolab, Inc.                          532,446
     163,849  Huntsman Corp.                      1,414,017
      20,763  International Flavors &
                 Fragrances, Inc.                 2,428,441
       6,496  LyondellBasell Industries N.V.,
                 Class A                            506,493
     112,539  Mosaic (The) Co.                    2,712,190
       5,713  PPG Industries, Inc.                  543,421
       5,513  Praxair, Inc.                         551,300
      12,812  RPM International, Inc.               502,871
      38,506  Scotts Miracle-Gro (The) Co.,
                 Class A                          2,644,592
       7,176  Sherwin-Williams (The) Co.          1,834,688
      22,459  Valspar (The) Corp.                 1,759,214
       5,669  W.R. Grace & Co. (a)                  461,116
      57,160  Westlake Chemical Corp.             2,599,637
                                             --------------
                                                 30,304,408
                                             --------------
              CONSTRUCTION MATERIALS -- 5.3%
      13,641  Martin Marietta Materials, Inc.     1,713,037
      32,693  Vulcan Materials Co.                2,883,522
                                             --------------
                                                  4,596,559
                                             --------------
              CONTAINERS & PACKAGING
                 -- 17.8%
      25,642  AptarGroup, Inc.                    1,869,302
      34,152  Ball Corp.                          2,282,378
      41,687  Bemis Co., Inc.                     1,995,556
      36,744  Crown Holdings, Inc. (a)            1,685,815
      96,803  Graphic Packaging Holding Co.       1,099,682
      32,942  International Paper Co.             1,126,946
      19,699  Packaging Corp. of America          1,001,300
      45,582  Sonoco Products Co.                 1,800,945
      68,061  WestRock Co.                        2,401,192
                                             --------------
                                                 15,263,116
                                             --------------


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              ELECTRICAL EQUIPMENT -- 3.1%
      13,280  Acuity Brands, Inc.            $    2,688,271
                                             --------------
              MACHINERY -- 2.8%
      10,209  Ingersoll-Rand PLC                    525,457
      17,573  Valmont Industries, Inc.            1,873,106
                                             --------------
                                                  2,398,563
                                             --------------
              METALS & MINING -- 18.0%
     251,664  Alcoa, Inc. (b)                     1,834,630
     172,591  Newmont Mining Corp.                3,444,916
      61,637  Nucor Corp.                         2,408,158
      53,615  Reliance Steel & Aluminum Co.       3,052,838
      47,550  Southern Copper Corp. (b)           1,232,496
      69,499  Steel Dynamics, Inc.                1,275,307
     311,271  United States Steel Corp. (b)       2,178,897
                                             --------------
                                                 15,427,242
                                             --------------
              PAPER & FOREST PRODUCTS -- 3.1%
      84,031  Domtar Corp.                        2,710,000
                                             --------------
              TRADING COMPANIES &
                 DISTRIBUTORS -- 3.6%
      30,425  Fastenal Co. (b)                    1,234,038
      15,906  Watsco, Inc.                        1,848,436
                                             --------------
                                                  3,082,474
                                             --------------
              TOTAL COMMON STOCKS
                 -- 99.9%                        85,849,792
              (Cost $104,580,894)            --------------

              MONEY MARKET FUNDS -- 2.6%
   2,007,665  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.21% (c) (d)                      2,007,665
     202,379  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (c)                    202,379
                                             --------------
              TOTAL MONEY MARKET FUNDS
                 -- 2.6%                          2,210,044
              (Cost $2,210,044)              --------------


PRINCIPAL
VALUE         DESCRIPTION                        VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS -- 3.5%
$    602,421  JPMorgan Chase & Co.,
               0.25% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $602,434.
               Collateralized by U.S.
               Treasury Note, interest rate
               of 1.500%, due 05/31/19. The
               value of the collateral
               including accrued interest
               is $616,032. (d)                     602,421


Page 42                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL
VALUE         DESCRIPTION                        VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS
                 (CONTINUED)
$  2,425,206  RBC Capital Markets LLC,
               0.29% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $2,425,265.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 09/30/18 to 05/31/20.
               The value of the collateral
               including accrued interest
               is $2,482,557. (d)            $    2,425,206
                                             --------------
              TOTAL REPURCHASE
                 AGREEMENTS -- 3.5%               3,027,627
              (Cost $3,027,627)              --------------

              TOTAL INVESTMENTS -- 106.0%        91,087,463
              (Cost $109,818,565) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (6.0)%           (5,195,670)
                                             --------------
              NET ASSETS -- 100.0%           $   85,891,793
                                             ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,072,114 and the total value of the collateral held by the Fund is $5,035,292.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,383,318 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,114,420.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $   85,849,792   $        --   $      --
Money Market Funds         2,210,044            --          --
Repurchase Agreements             --     3,027,627          --
                      ----------------------------------------
Total Investments     $   88,059,836   $ 3,027,627   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                        See Notes to Financial Statements                Page 43

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $    5,072,114
Non-cash Collateral(2)                           (5,035,292)
                                             --------------
Net Amount                                   $       36,822
                                             ==============


(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $    3,027,627
Non-cash Collateral(4)                           (3,027,627)
                                             --------------
Net Amount                                   $           --
                                             ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 44                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 100.0%
              COMMUNICATIONS EQUIPMENT
                 -- 13.1%
     129,945  Arista Networks, Inc. (a) (b)  $    7,800,598
     248,157  ARRIS International PLC (b)         6,320,559
   1,377,293  Brocade Communications
                 Systems, Inc.                   10,990,798
     372,485  Cisco Systems, Inc.                 8,861,418
     145,494  Harris Corp.                       12,653,613
     183,239  Juniper Networks, Inc.              4,324,440
      73,885  Motorola Solutions, Inc.            4,933,302
      43,067  Palo Alto Networks, Inc. (b)        6,438,086
     202,358  QUALCOMM, Inc.                      9,174,912
                                             --------------
                                                 71,497,726
                                             --------------
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.4%
      22,651  SBA Communications Corp.,
                 Class A (b)                      2,248,791
                                             --------------
              ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 17.0%
      45,570  Amphenol Corp., Class A             2,258,905
     186,691  Arrow Electronics, Inc. (b)         9,633,256
     295,132  Avnet, Inc.                        11,781,669
     300,750  CDW Corp.                          11,563,838
     691,662  Corning, Inc.                      12,871,830
     300,592  Dolby Laboratories, Inc.,
                 Class A                         10,824,318
     416,182  Ingram Micro, Inc., Class A        11,736,332
     113,446  IPG Photonics Corp. (b)             9,169,840
     542,878  Jabil Circuit, Inc.                10,808,701
      84,939  VeriFone Systems, Inc. (b)          1,986,723
                                             --------------
                                                 92,635,412
                                             --------------
              INTERNET SOFTWARE & SERVICES
                 -- 8.3%
      16,253  Alphabet, Inc., Class A (b)        12,374,221
     120,807  Facebook, Inc., Class A (b)        13,555,753
      39,635  IAC/InterActiveCorp                 2,058,642
      33,705  LinkedIn Corp., Class A (b)         6,670,557
     115,786  VeriSign, Inc. (a) (b)              8,753,422
      82,637  Yelp, Inc. (b)                      1,731,245
                                             --------------
                                                 45,143,840
                                             --------------
              IT SERVICES -- 11.6%
     139,016  Amdocs Ltd.                         7,609,736
      84,264  Cognizant Technology
                 Solutions Corp., Class A (b)     5,334,754
     232,136  Computer Sciences Corp.             7,444,602
      88,682  DST Systems, Inc.                   9,347,970
      83,643  Gartner, Inc. (b)                   7,351,383
      55,122  International Business
                 Machines Corp.                   6,878,674
     224,735  Leidos Holdings, Inc. (a)          10,364,778
     361,633  Sabre Corp.                         9,261,421
                                             --------------
                                                 63,593,318
                                             --------------


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT -- 15.3%
      43,020  Analog Devices, Inc.           $    2,317,057
     406,330  Applied Materials, Inc.             7,171,724
       1,795  Broadcom Corp., Class A (a)            98,133
      87,107  Broadcom Ltd.                      11,647,077
     293,611  Intel Corp.                         9,107,813
      72,927  KLA-Tencor Corp.                    4,885,380
     127,359  Lam Research Corp.                  9,143,103
     133,088  Maxim Integrated Products, Inc.     4,445,139
     108,668  Microchip Technology, Inc.          4,869,413
     892,907  Micron Technology, Inc. (b)         9,848,764
      72,209  NVIDIA Corp.                        2,115,002
     774,098  ON Semiconductor Corp. (b)          6,626,279
      46,757  Qorvo, Inc. (b)                     1,851,577
     115,139  Teradyne, Inc.                      2,237,151
      92,273  Texas Instruments, Inc.             4,884,010
      50,672  Xilinx, Inc.                        2,547,281
                                             --------------
                                                 83,794,903
                                             --------------
              SOFTWARE -- 28.1%
      61,482  Activision Blizzard, Inc.           2,140,803
     107,675  Adobe Systems, Inc. (b)             9,597,073
      25,731  ANSYS, Inc. (b)                     2,269,217
     124,507  Autodesk, Inc. (b)                  5,829,418
     265,620  CA, Inc.                            7,631,263
     243,029  Cadence Design Systems,
                 Inc. (b)                         4,753,647
      50,136  CDK Global, Inc.                    2,208,491
     100,280  Citrix Systems, Inc. (b)            7,065,729
      73,595  Electronic Arts, Inc. (b)           4,750,189
      24,665  Intuit, Inc.                        2,355,754
     424,283  King Digital Entertainment PLC      7,607,394
     182,317  Microsoft Corp.                    10,043,843
     138,447  Oracle Corp.                        5,027,011
     122,144  Red Hat, Inc. (b)                   8,556,187
     129,014  salesforce.com, Inc. (b)            8,780,693
     146,068  ServiceNow, Inc. (b)                9,086,890
     214,660  SolarWinds, Inc. (b)               12,868,867
     138,358  Solera Holdings, Inc.               7,507,305
      40,467  Splunk, Inc. (b)                    1,873,217
      74,082  SS&C Technologies Holdings,
                 Inc.                             4,762,732
     240,830  Symantec Corp.                      4,778,067
     110,884  Synopsys, Inc. (b)                  4,756,924
      53,675  Tableau Software, Inc.,
                 Class A (b)                      4,306,882
      51,738  Ultimate Software Group (The),
                 Inc. (b)                         9,086,745
      95,208  Workday, Inc., Class A (b)          5,999,056
                                             --------------
                                                153,643,397
                                             --------------
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 6.2%
      22,609  Apple, Inc.                         2,200,760
     196,941  EMC Corp.                           4,878,229
   1,067,869  HP, Inc.                           10,369,008
     190,630  NetApp, Inc.                        4,180,516


                        See Notes to Financial Statements                Page 45

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS (CONTINUED)
              TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS (CONTINUED)
      31,317  SanDisk Corp.                  $    2,214,112
     210,552  Western Digital Corp.              10,102,285
                                             --------------
                                                 33,944,910
                                             --------------
              TOTAL COMMON STOCKS
                 -- 100.0%                      546,502,297
              (Cost $598,096,559)            --------------

              MONEY MARKET FUNDS -- 2.0%
  10,418,344  Goldman Sachs Financial Square
               Treasury Obligations Fund -
               Institutional Class -
               0.21% (c) (d)                     10,418,344
     660,370  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (c)                    660,370
                                             --------------
              TOTAL MONEY MARKET FUNDS
                 -- 2.0%                         11,078,714
              (Cost $11,078,714)             --------------


PRINCIPAL
VALUE         DESCRIPTION                        VALUE
-----------------------------------------------------------
              REPURCHASE AGREEMENTS -- 2.9%
$  3,126,135  JPMorgan Chase & Co.,
               0.25% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $3,126,200.
               Collateralized by U.S.
               Treasury Note, interest rate
               of 1.500%, due 05/31/19. The
               value of the collateral
               including accrued interest
               is $3,196,764. (d)                 3,126,135
  12,585,086  RBC Capital Markets LLC,
               0.29% (c), dated 01/29/16,
               due 02/01/16, with a maturity
               value of $12,585,390.
               Collateralized by U.S.
               Treasury Notes, interest
               rates of 1.375% to 1.500%,
               due 09/30/18 to 05/31/20.
               The value of the collateral
               including accrued interest
               is $12,882,694. (d)               12,585,086
                                             --------------
              TOTAL REPURCHASE
                 AGREEMENTS -- 2.9%              15,711,221
              (Cost $15,711,221)             --------------

              TOTAL INVESTMENTS -- 104.9%       573,292,232
              (Cost $624,886,494) (e)
              NET OTHER ASSETS AND
                 LIABILITIES -- (4.9)%          (26,990,767)
                                             --------------
              NET ASSETS -- 100.0%           $  546,301,465
                                             ==============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $25,623,946 and the total value of the collateral held by the Fund is $26,129,565.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,397,255 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $66,991,517.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $  546,502,297   $        --   $      --
Money Market Funds        11,078,714            --          --
Repurchase Agreements             --    15,711,221          --
                      ----------------------------------------
Total Investments     $  557,581,011   $15,711,221   $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 46                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)   $   25,623,946
Non-cash Collateral(2)                          (25,623,946)
                                             --------------
Net Amount                                   $           --
                                             ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)   $   15,711,221
Non-cash Collateral(4)                          (15,711,221)
                                             --------------
Net Amount                                   $           --
                                             ==============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 47

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              COMMON STOCKS -- 99.8%
              DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 12.7%
      38,310  AT&T, Inc.                     $    1,381,458
     261,935  CenturyLink, Inc.                   6,658,388
   1,128,938  Frontier Communications Corp.       5,136,668
     121,235  Level 3 Communications,
                 Inc. (a)                         5,917,480
      28,512  Verizon Communications, Inc.        1,424,745
                                             --------------
                                                 20,518,739
                                             --------------
              ELECTRIC UTILITIES -- 37.5%
      90,483  American Electric Power Co.,
                 Inc.                             5,516,749
      36,927  Duke Energy Corp.                   2,780,603
      89,031  Edison International                5,502,116
      51,615  Eversource Energy                   2,776,887
     237,310  Exelon Corp.                        7,017,257
     166,148  FirstEnergy Corp.                   5,492,853
     193,044  Great Plains Energy, Inc.           5,382,067
      38,062  NextEra Energy, Inc.                4,251,906
     150,408  OGE Energy Corp.                    3,945,202
     101,352  Pepco Holdings, Inc.                2,704,071
      81,766  Pinnacle West Capital Corp.         5,421,903
      77,240  PPL Corp.                           2,708,034
      28,173  Southern (The) Co.                  1,378,223
      62,160  Westar Energy, Inc.                 2,707,690
      73,414  Xcel Energy, Inc.                   2,805,883
                                             --------------
                                                 60,391,444
                                             --------------
              GAS UTILITIES -- 5.1%
      20,646  AGL Resources, Inc.                 1,312,260
      20,902  Atmos Energy Corp.                  1,446,836
     202,989  Questar Corp.                       4,138,946
      39,043  UGI Corp.                           1,327,462
                                             --------------
                                                  8,225,504
                                             --------------
              INDEPENDENT POWER AND RENEWABLE
                 ELECTRICITY  PRODUCERS
                 -- 10.4%
     413,168  AES (The) Corp.                     3,925,096
     455,433  Calpine Corp. (a)                   6,972,679
     559,909  NRG Energy, Inc.                    5,957,432
                                             --------------
                                                 16,855,207
                                             --------------
              MULTI-UTILITIES -- 29.6%
      63,315  Alliant Energy Corp.                4,137,002
     121,956  Ameren Corp.                        5,478,264
      61,517  Consolidated Edison, Inc.           4,268,665
      65,740  DTE Energy Co.                      5,588,557
     215,839  MDU Resources Group, Inc.           3,643,362
      67,554  NiSource, Inc.                      1,419,310
      49,550  PG&E Corp.                          2,720,791
     170,331  Public Service Enterprise
                 Group, Inc.                      7,034,670
     108,952  SCANA Corp.                         6,858,528
      28,043  Sempra Energy                       2,657,074
      93,211  Vectren Corp.                       3,899,948
                                             --------------
                                                 47,706,171
                                             --------------


SHARES        DESCRIPTION                        VALUE
-----------------------------------------------------------
              WIRELESS TELECOMMUNICATION
                 SERVICES -- 4.5%
     254,538  Telephone and Data Systems,
                 Inc.                        $    5,902,736
      33,693  T-Mobile US, Inc. (a)               1,352,774
                                             --------------
                                                  7,255,510
                                             --------------
              TOTAL COMMON STOCKS
                 -- 99.8%                       160,952,575
              (Cost $172,591,015)

              MONEY MARKET FUNDS -- 0.1%
     158,829  Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional
               Class - 0.21% (b)                    158,829
              (Cost $158,829)                --------------

              TOTAL INVESTMENTS -- 99.9%        161,111,404
              (Cost $172,749,844) (c)
              NET OTHER ASSETS AND
                 LIABILITIES -- 0.1%                 88,630
                                             --------------
              NET ASSETS -- 100.0%           $  161,200,034
                                             ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2016.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,245,338 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,883,778.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $160,952,575      $      --    $      --
Money Market Funds         158,829             --           --
                      ----------------------------------------
Total Investments     $161,111,404      $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 48                 See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2016 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value...............................................   $2,022,270,632        $2,757,884,127        $  192,981,330
Repurchase agreements, at value.....................................       58,113,558            79,572,917            19,533,322
Cash................................................................               --                    --                    --
Restricted cash.....................................................               --                    --                    --
Receivables:
      Investment securities sold....................................       12,915,446             4,346,050                    --
      Dividends.....................................................          964,085             2,119,822               198,952
      Securities lending income.....................................           76,821               198,859               112,340
      Interest......................................................              947                   152                    28
      Due from authorized participants..............................               --                    --                    --
      Reclaims......................................................               --                    --                    --
Prepaid expenses....................................................           19,907                21,971                 2,607
                                                                       --------------        --------------        --------------
      TOTAL ASSETS..................................................    2,094,361,396         2,844,143,898           212,828,579
                                                                       --------------        --------------        --------------

LIABILITIES:
Due to custodian....................................................        1,093,842                    --                    --
Payables:
      Capital shares redeemed.......................................       12,909,872             4,348,864                    --
      Investment advisory fees......................................          908,347             1,182,556                73,780
      Investment securities purchased...............................           14,681                    --                    --
      Collateral for securities on loan.............................       96,649,521           132,338,900            32,486,158
      Licensing fees................................................          318,779               375,699                28,835
      Printing fees.................................................           59,159                66,585                14,101
      Audit and tax fees............................................           18,357                18,357                18,357
      Trustees' fees................................................               --                    --                 1,451
Other liabilities...................................................          723,352               819,256                88,950
                                                                       --------------        --------------        --------------
      TOTAL LIABILITIES.............................................      112,695,910           139,150,217            32,711,632
                                                                       --------------        --------------        --------------

NET ASSETS..........................................................   $1,981,665,486        $2,704,993,681        $  180,116,947
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $2,364,435,503        $2,716,087,198        $  485,696,783
Par value...........................................................          614,000               622,000               139,500
Accumulated net investment income (loss)............................       10,948,024             2,290,297               240,330
Accumulated net realized gain (loss) on investments.................     (271,730,544)         (116,473,439)         (228,950,853)
Net unrealized appreciation (depreciation) on investments...........     (122,601,497)          102,467,625           (77,008,813)
                                                                       --------------        --------------        --------------

NET ASSETS..........................................................   $1,981,665,486        $2,704,993,681        $  180,116,947
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share..........................................   $        32.27        $        43.49        $        12.91
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................       61,400,002            62,200,002            13,950,002
                                                                       ==============        ==============        ==============
Investments, at cost................................................   $2,144,872,129        $2,655,416,502        $  269,990,143
                                                                       ==============        ==============        ==============
Repurchase agreements, at cost......................................   $   58,113,558        $   79,572,917        $   19,533,322
                                                                       ==============        ==============        ==============
Securities on loan, at value........................................   $   97,305,298        $  132,700,991        $   33,305,537
                                                                       ==============        ==============        ==============


Page 50                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY             TILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $  850,759,238        $2,823,602,708        $  152,192,406        $   88,059,836        $  557,581,011        $  161,111,404
          6,420,612            17,281,924             3,952,476             3,027,627            15,711,221                    --
                 --                    --                 4,073                    --                 4,277                    --
                 --                    --             4,781,528                    --                    --                    --

          6,380,235            26,676,956             3,644,084             4,404,609            14,538,692             5,707,447
            645,482               499,608                80,811                54,733                35,080               271,907
             39,292                21,267                 4,916                10,498                 3,696                    --
                117                   603                    25                    21                    74                    14
                 --                    --                    --                    17                    --                    --
                 --                    --                    --                 3,165                    --                    --
              7,859                28,733                 3,686                 1,728                 6,173                 1,481
     --------------        --------------        --------------        --------------        --------------        --------------
        864,252,835         2,868,111,799           164,664,005            95,562,234           587,880,224           167,092,253
     --------------        --------------        --------------        --------------        --------------        --------------


                 --                    --                    --                    --                    --                    --

          6,394,835            26,684,956             8,425,840             3,904,203             7,564,407             5,716,280
            382,389             1,323,865                73,934                40,544               255,741                62,661
                 --                    --                    --               599,869             7,227,181                    --
         10,678,215            28,741,825             6,573,422             5,035,292            26,129,565                    --
            128,304               448,748                32,965                14,787                88,672                21,945
             32,711                97,958                12,790                 7,230                30,266                 5,193
             18,357                18,357                18,357                18,357                18,357                18,357
                203                    --                 1,364                 1,670                   639                 1,600
            367,926               990,538               108,462                48,489               263,931                66,183
     --------------        --------------        --------------        --------------        --------------        --------------
         18,002,940            58,306,247            15,247,134             9,670,441            41,578,759             5,892,219
     --------------        --------------        --------------        --------------        --------------        --------------

     $  846,249,895        $2,809,805,552        $  149,416,871        $   85,891,793        $  546,301,465        $  161,200,034
     ==============        ==============        ==============        ==============        ==============        ==============

     $1,002,108,633        $3,426,541,169        $  295,104,440        $  211,495,694        $  731,821,708        $  206,692,679
            397,000               524,000                61,500                33,000               180,550                70,500
            102,345            (3,591,246)               31,118                (3,000)             (196,532)              202,311
        (55,283,901)         (388,275,067)          (98,782,219)         (106,902,799)         (133,909,999)          (34,127,016)
       (101,074,182)         (225,393,304)          (46,997,968)          (18,731,102)          (51,594,262)          (11,638,440)
     --------------        --------------        --------------        --------------        --------------        --------------

     $  846,249,895        $2,809,805,552        $  149,416,871        $   85,891,793        $  546,301,465        $  161,200,034
     ==============        ==============        ==============        ==============        ==============        ==============
     $        21.32        $        53.62        $        24.30        $        26.03        $        30.26        $        22.87
     ==============        ==============        ==============        ==============        ==============        ==============

         39,700,002            52,400,002             6,150,002             3,300,002            18,055,000             7,050,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $  951,833,420        $3,048,996,012        $  199,190,374        $  106,790,938        $  609,175,273        $  172,749,844
     ==============        ==============        ==============        ==============        ==============        ==============
     $    6,420,612        $   17,281,924        $    3,952,476        $    3,027,627        $   15,711,221        $           --
     ==============        ==============        ==============        ==============        ==============        ==============
     $   10,721,808        $   28,804,030        $    6,729,369        $    5,072,114        $   25,623,946        $           --
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------


INVESTMENT INCOME:
Dividends...........................................................   $   26,909,369        $   22,583,402        $    2,357,296
Securities lending income (net of fees).............................          458,684             1,468,226               543,075
Interest............................................................            1,702                 1,038                    92
Foreign tax withholding.............................................           (9,299)                   --                (6,768)
                                                                       --------------        --------------        --------------
      Total investment income.......................................       27,360,456            24,052,666             2,893,695
                                                                       --------------        --------------        --------------

EXPENSES:
Investment advisory fees............................................        6,047,200             7,026,410               586,100
Accounting and administration fees..................................          499,245               558,938                54,852
Licensing fees......................................................          483,776               562,113                46,888
Custodian fees......................................................          149,107               175,835                27,231
Printing fees.......................................................           74,810                76,525                17,780
Legal fees..........................................................           67,893                70,060                 6,974
Transfer agent fees.................................................           42,804                47,700                 5,861
Audit and tax fees..................................................           12,832                12,832                12,832
Trustees' fees and expenses.........................................           10,592                11,779                 3,976
Listing fees........................................................            6,127                 5,402                 4,150
Registration and filing fees........................................          (60,081)              (38,447)                  260
Other expenses......................................................           25,915                27,381                 5,073
                                                                       --------------        --------------        --------------
      Total expenses................................................        7,360,220             8,536,528               771,977
                                                                       --------------        --------------        --------------

NET INVESTMENT INCOME (LOSS)........................................       20,000,236            15,516,138             2,121,718
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................      (90,822,187)          (77,030,333)          (57,839,455)
      In-kind redemptions...........................................       38,614,356            63,172,564           (23,670,035)
                                                                       --------------        --------------        --------------
Net realized gain (loss)............................................      (52,207,831)          (13,857,769)          (81,509,490)
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
      investments...................................................     (321,257,297)         (140,122,799)           17,998,548
                                                                       --------------        --------------        --------------

NET REALIZED AND UNREALIZED GAIN (LOSS).............................     (373,465,128)         (153,980,568)          (63,510,942)
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $ (353,464,892)       $ (138,464,430)       $  (61,389,224)
                                                                       ==============        ==============        ==============


Page 52                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



     $   11,702,054        $    9,885,382        $    2,428,224        $    1,165,753        $    4,454,066        $    3,373,801
            118,232               251,779                53,224                40,114                34,891                   553
                376                 1,911                   124                    73                   256                    59
            (29,421)                   --                (2,398)               (4,034)                   --                    --
     --------------        --------------        --------------        --------------        --------------        --------------
         11,791,241            10,139,072             2,479,174             1,201,906             4,489,213             3,374,413
     --------------        --------------        --------------        --------------        --------------        --------------


          2,410,831             8,860,640               687,412               298,482             1,733,817               405,379
            225,085               659,581                64,255                28,591               161,205                38,920
            192,867               708,851                54,993                23,878               138,705                32,430
            113,494               225,645                29,249                15,383                78,334                15,068
             44,041               126,196                12,909                 6,910                32,267                (9,404)
             22,716               101,945                 1,668                (1,010)                7,381                  (482)
             23,916                56,871                 6,874                 2,985                17,338                 4,054
             12,832                12,832                12,832                12,832                12,832                12,832
              6,137                14,013                 4,279                 3,886                 5,405                 4,091
              5,403                 5,402                 4,678                 4,149                 4,874                 4,874
            (17,224)              (58,635)                  249                   249                (7,018)                  249
             10,835                38,189                 6,673                 3,255                 9,351                 2,661
     --------------        --------------        --------------        --------------        --------------        --------------
          3,050,933            10,751,530               886,071               399,590             2,194,491               510,672
     --------------        --------------        --------------        --------------        --------------        --------------

          8,740,308              (612,458)            1,593,103               802,316             2,294,722             2,863,741
     --------------        --------------        --------------        --------------        --------------        --------------



        (18,700,470)         (338,320,932)          (21,155,095)           (9,349,897)          (52,041,030)           (4,184,631)
          8,650,026            68,756,525            (9,658,292)               23,161            21,171,601            (1,573,458)
     --------------        --------------        --------------        --------------        --------------        --------------
        (10,050,444)         (269,564,407)          (30,813,387)           (9,326,736)          (30,869,429)           (5,758,089)
     --------------        --------------        --------------        --------------        --------------        --------------

       (132,621,849)         (683,579,007)          (26,621,067)          (11,122,652)          (79,582,225)              650,262
     --------------        --------------        --------------        --------------        --------------        --------------

       (142,672,293)         (953,143,414)          (57,434,454)          (20,449,388)         (110,451,654)           (5,107,827)
     --------------        --------------        --------------        --------------        --------------        --------------

     $ (133,931,985)       $ (953,755,872)       $  (55,841,351)       $  (19,647,072)       $ (108,156,932)       $   (2,244,086)
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                                  For the                             For the
                                                              Six Months Ended      For the       Six Months Ended      For the
                                                                 1/31/2016         Year Ended        1/31/2016         Year Ended
                                                                (Unaudited)        7/31/2015        (Unaudited)        7/31/2015
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)...........................     $   20,000,236    $   17,144,908    $   15,516,138    $   37,687,210
   Net realized gain (loss)...............................        (52,207,831)        6,981,710       (13,857,769)      136,844,520
   Net change in unrealized appreciation (depreciation)...       (321,257,297)      155,287,353      (140,122,799)      249,584,367
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................       (353,464,892)      179,413,971      (138,464,430)      424,116,097
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................        (10,418,770)      (15,778,306)      (16,914,950)      (34,623,996)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................        276,716,105     2,396,912,813       472,737,908     2,761,117,420
   Cost of shares redeemed................................       (490,837,874)     (943,937,264)     (506,723,802)   (1,315,978,826)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................       (214,121,769)    1,452,975,549       (33,985,894)    1,445,138,594
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets................       (578,005,431)    1,616,611,214      (189,365,274)    1,834,630,695

NET ASSETS:
   Beginning of period....................................      2,559,670,917       943,059,703     2,894,358,955     1,059,728,260
                                                               --------------    --------------    --------------    --------------
   End of period..........................................     $1,981,665,486    $2,559,670,917    $2,704,993,681    $2,894,358,955
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period....................................     $   10,948,024    $    1,366,558    $    2,290,297    $    3,689,109
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................         68,650,002        29,250,002        63,350,002        28,100,002
   Shares sold............................................          7,700,000        67,900,000        10,750,000        65,700,000
   Shares redeemed........................................        (14,950,000)      (28,500,000)      (11,900,000)      (30,450,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period......................         61,400,002        68,650,002        62,200,002        63,350,002
                                                               ==============    ==============    ==============    ==============


Page 54                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
    For the                                 For the                                 For the
Six Months Ended      For the           Six Months Ended      For the           Six Months Ended      For the
   1/31/2016         Year Ended            1/31/2016         Year Ended            1/31/2016         Year Ended
  (Unaudited)        7/31/2015            (Unaudited)        7/31/2015            (Unaudited)        7/31/2015
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $    2,121,718    $    7,901,012        $    8,740,308    $   13,561,391        $     (612,458)   $   (3,100,423)
    (81,509,490)     (130,793,657)          (10,050,444)       43,627,483          (269,564,407)      454,459,652
     17,998,548      (103,382,250)         (132,621,849)       23,304,273          (683,579,007)      286,370,731
 --------------    --------------        --------------    --------------        --------------    --------------

    (61,389,224)     (226,274,895)         (133,931,985)       80,493,147          (953,755,872)      737,729,960
 --------------    --------------        --------------    --------------        --------------    --------------

     (2,265,066)       (8,031,831)          (10,335,700)      (13,727,056)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------


     32,936,725       591,038,970           264,629,869     1,345,673,913           316,986,375     3,908,392,289
   (135,457,380)     (824,365,559)         (349,088,637)   (1,241,912,041)         (787,010,327)   (2,564,443,942)
 --------------    --------------        --------------    --------------        --------------    --------------

   (102,520,655)     (233,326,589)          (84,458,768)      103,761,872          (470,023,952)    1,343,948,347
 --------------    --------------        --------------    --------------        --------------    --------------
   (166,174,945)     (467,633,315)         (228,726,453)      170,527,963        (1,423,779,824)    2,081,678,307


    346,291,892       813,925,207         1,074,976,348       904,448,385         4,233,585,376     2,151,907,069
 --------------    --------------        --------------    --------------        --------------    --------------
 $  180,116,947    $  346,291,892        $  846,249,895    $1,074,976,348        $2,809,805,552    $4,233,585,376
 ==============    ==============        ==============    ==============        ==============    ==============

 $      240,330    $      383,678        $      102,345    $    1,697,737        $   (3,591,246)   $   (2,978,788)
 ==============    ==============        ==============    ==============        ==============    ==============


     20,450,002        29,000,002            44,000,002        41,800,002            60,800,002        40,500,002
      2,150,000        27,050,000            11,100,000        57,400,000             5,100,000        61,900,000
     (8,650,000)      (35,600,000)          (15,400,000)      (55,200,000)          (13,500,000)      (41,600,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     13,950,002        20,450,002            39,700,002        44,000,002            52,400,002        60,800,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                                  For the                             For the
                                                              Six Months Ended      For the       Six Months Ended      For the
                                                                 1/31/2016         Year Ended        1/31/2016         Year Ended
                                                                (Unaudited)        7/31/2015        (Unaudited)        7/31/2015
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)...........................     $    1,593,103    $    3,489,163    $      802,316    $    3,915,971
   Net realized gain (loss)...............................        (30,813,387)      (33,929,358)       (9,326,736)      (41,504,452)
   Net change in unrealized appreciation (depreciation)...        (26,621,067)        8,231,674       (11,122,652)        7,329,419
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations.....................................        (55,841,351)      (22,208,521)      (19,647,072)      (30,259,062)
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................         (1,561,985)       (4,499,510)       (1,002,355)       (4,431,046)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................         72,906,207       593,203,217        35,986,183       414,961,450
   Cost of shares redeemed................................       (246,172,582)   (1,067,446,111)      (85,915,303)     (930,224,509)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................       (173,266,375)     (474,242,894)      (49,929,120)     (515,263,059)
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets................       (230,669,711)     (500,950,925)      (70,578,547)     (549,953,167)

NET ASSETS:
   Beginning of period....................................        380,086,582       881,037,507       156,470,340       706,423,507
                                                               --------------    --------------    --------------    --------------
   End of period..........................................     $  149,416,871    $  380,086,582    $   85,891,793    $  156,470,340
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period....................................     $       31,118    $           --    $       (3,000)   $      197,039
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................         12,900,002        30,100,002         5,100,002        21,700,002
   Shares sold............................................          2,600,000        19,800,000         1,200,000        13,250,000
   Shares redeemed........................................         (9,350,000)      (37,000,000)       (3,000,000)      (29,850,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period......................          6,150,002        12,900,002         3,300,002         5,100,002
                                                               ==============    ==============    ==============    ==============


Page 56                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
    For the                                 For the
Six Months Ended      For the           Six Months Ended      For the
   1/31/2016         Year Ended            1/31/2016         Year Ended
  (Unaudited)        7/31/2015            (Unaudited)        7/31/2015
----------------  ----------------      ----------------  ----------------


 $    2,294,722    $    4,742,762        $    2,863,741    $    7,696,336
    (30,869,429)      101,421,052            (5,758,089)      (13,177,956)
    (79,582,225)       (1,528,398)              650,262        (1,552,502)
 --------------    --------------        --------------    --------------

   (108,156,932)      104,635,416            (2,244,086)       (7,034,122)
 --------------    --------------        --------------    --------------

     (2,491,254)       (5,153,656)           (2,830,891)       (8,094,481)
 --------------    --------------        --------------    --------------


     89,195,055       973,443,594           192,070,868       720,678,747
   (333,216,356)   (1,006,921,759)         (158,363,571)   (1,207,833,663)
 --------------    --------------        --------------    --------------

   (244,021,301)      (33,478,165)           33,707,297      (487,154,916)
 --------------    --------------        --------------    --------------
   (354,669,487)       66,003,595            28,632,320      (502,283,519)


    900,970,952       834,967,357           132,567,714       634,851,233
 --------------    --------------        --------------    --------------
 $  546,301,465    $  900,970,952        $  161,200,034    $  132,567,714
 ==============    ==============        ==============    ==============

 $     (196,532)   $           --        $      202,311    $      169,461
 ==============    ==============        ==============    ==============


     25,755,000        26,305,000             5,750,002        28,100,002
      2,650,000        29,150,000             8,450,000        28,700,000
    (10,350,000)      (29,700,000)           (7,150,000)      (51,050,000)
 --------------    --------------        --------------    --------------
     18,055,000        25,755,000             7,050,002         5,750,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    37.29     $    32.24    $    28.81    $    20.52  $      21.35    $    15.91
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.31           0.30          0.13          0.29          0.18          0.08
Net realized and unrealized gain (loss)           (5.18)          5.03          3.43          8.29         (0.84)         5.44
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (4.87)          5.33          3.56          8.58         (0.66)         5.52
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.15)         (0.28)        (0.13)        (0.29)        (0.17)        (0.08)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    32.27     $    37.29    $    32.24    $    28.81    $    20.52    $    21.35
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (13.06)%        16.54%        12.37%        42.17%        (3.06)%       34.75%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $1,981,665     $2,559,671    $  943,060    $  737,449    $  424,739    $  625,596
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.61% (b)      0.63%         0.70%         0.72%         0.72%         0.73%
Ratio of net expenses to average net
   assets                                          0.61% (b)      0.63%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.65% (b)      0.91%         0.42%         1.20%         0.84%         0.44%
Portfolio turnover rate (c)                          46%           131%          100%           99%           98%           90%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    45.69     $    37.71    $    33.22    $    23.50    $    24.49    $    18.82
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.24           0.72          0.51          0.35          0.42          0.17
Net realized and unrealized gain (loss)           (2.18)          7.95          4.51          9.85         (1.16)         5.68
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (1.94)          8.67          5.02         10.20         (0.74)         5.85
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.26)         (0.69)        (0.53)        (0.48)        (0.25)        (0.18)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    43.49     $    45.69    $    37.71    $    33.22    $    23.50    $    24.49
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                  (4.23)%        23.09%        15.14%        43.89%        (3.03)%       31.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $2,704,994     $2,894,359    $1,059,728    $  657,759    $  347,740    $  249,781
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.61% (b)      0.62%         0.69%         0.71%         0.74%         0.79%
Ratio of net expenses to average net
   assets                                          0.61% (b)      0.62%         0.69%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.10% (b)      1.75%         1.59%         1.37%         1.97%         0.80%
Portfolio turnover rate (c)                          49%            87%          100%          107%          126%          108%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


Page 58                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    16.93     $    28.07    $    22.62    $    18.51    $    23.75    $    16.05
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.15           0.40          0.27          0.23          0.14          0.10
Net realized and unrealized gain (loss)           (4.02)        (11.14)         5.43          4.12         (5.25)         7.71
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (3.87)        (10.74)         5.70          4.35         (5.11)         7.81
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.15)         (0.40)        (0.25)        (0.24)        (0.13)        (0.11)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    12.91     $    16.93    $    28.07    $    22.62    $    18.51    $    23.75
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (22.91)%       (38.59)%       25.30%        23.62%       (21.50)%       48.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  180,117     $  346,292    $  813,925    $  191,135    $  123,065    $  168,610
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.66% (b)      0.64%         0.70%         0.74%         0.76%         0.75%
Ratio of net expenses to average net
   assets                                          0.66% (b)      0.64%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.81% (b)      1.68%         1.10%          0.82%        0.63%         0.42%
Portfolio turnover rate (c)                          40%            97%           72%           93%           90%          101%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    24.43     $    21.64    $    19.79    $    14.47    $    14.04    $    13.02
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.21           0.30          0.33          0.32          0.21          0.30
Net realized and unrealized gain (loss)           (3.08)          2.79          1.83          5.32          0.42          1.05
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (2.87)          3.09          2.16          5.64          0.63          1.35
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.24)         (0.30)        (0.31)        (0.32)        (0.20)        (0.33)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    21.32     $    24.43    $    21.64    $    19.79    $    14.47    $    14.04
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (11.80)%        14.39%        10.95%        39.45%         4.57%        10.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  846,250     $1,074,976    $  904,448    $  398,820    $  208,369    $  100,380
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63% (b)      0.64%         0.69%         0.72%         0.74%         0.74%
Ratio of net expenses to average net
   assets                                          0.63% (b)      0.64%         0.69%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.81% (b)      1.59%         1.61%         1.92%         1.61%         1.68%
Portfolio turnover rate (c)                          34%            80%           55%           65%           93%           62%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    69.63     $    53.13    $    42.58    $    30.00    $    28.54    $    21.56
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      (0.02)         (0.05)        (0.01)         0.13          0.02          0.01
Net realized and unrealized gain (loss)          (15.99)         16.55         10.56         12.58          1.46          7.03
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                 (16.01)         16.50         10.55         12.71          1.48          7.04
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                --             --            --         (0.13)        (0.02)        (0.06)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    53.62     $    69.63    $    53.13    $    42.58    $    30.00    $    28.54
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (22.99)%        31.06%        24.78%        42.49%         5.17%        32.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $2,809,806     $4,233,585    $2,151,907    $  981,566    $  532,448    $  241,135
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.61% (b)      0.62%         0.67%         0.71%         0.73%         0.75%
Ratio of net expenses to average net
   assets                                          0.61% (b)      0.62%         0.67%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             (0.03)% (b)    (0.10)%       (0.01)%        0.36%         0.07%         0.01%
Portfolio turnover rate (c)                          65%           125%           81%           96%          109%          116%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    29.46     $    29.27    $    24.11    $    17.76    $    18.06    $    15.42
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.17           0.13          0.24          0.32          0.16          0.08
Net realized and unrealized gain (loss)           (5.17)          0.26          5.16          6.34         (0.29)         2.65
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (5.00)          0.39          5.40          6.66         (0.13)         2.73
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.16)         (0.20)        (0.24)        (0.31)        (0.17)        (0.09)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    24.30     $    29.46    $    29.27    $    24.11    $    17.76    $    18.06
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (17.00)%         1.30%        22.44%        37.92%        (0.72)%       17.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  149,417     $  380,087    $  881,038    $  231,413    $  103,876    $   65,913
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.64% (b)      0.63%         0.69%         0.74%         0.78%         0.79%
Ratio of net expenses to average net
   assets                                          0.64% (b)      0.63%         0.69%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.16% (b)      0.55%         0.99%         1.65%         0.77%         0.47%
Portfolio turnover rate (c)                          48%           105%           95%          110%           97%          102%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


Page 60                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    30.68     $    32.55    $    27.93    $    22.79    $    24.22    $    19.98
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.21           0.47          0.35          0.57          0.29          0.22
Net realized and unrealized gain (loss)           (4.61)         (1.88)         4.60          5.17         (1.45)         4.40
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (4.40)         (1.41)         4.95          5.74         (1.16)         4.62
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.25)         (0.46)        (0.33)        (0.60)        (0.27)        (0.38)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    26.03     $    30.68    $    32.55    $    27.93    $    22.79    $    24.22
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (14.39)%        (4.36)%       17.73%        25.39%        (4.78)%       23.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   85,892     $  156,470    $  706,424    $  251,349    $  144,689    $  588,549
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.67% (b)      0.64%         0.70%         0.73%         0.73%         0.73%
Ratio of net expenses to average net
   assets                                          0.67% (b)      0.64%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              1.34% (b)      1.25%         1.16%         1.75%         1.14%         0.77%
Portfolio turnover rate (c)                          47%           104%           76%           82%           92%          116%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    34.98     $    31.74    $    25.97    $    20.97    $    21.81    $    18.12
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.11           0.14          0.08          0.13         (0.01)        (0.02)
Net realized and unrealized gain (loss)           (4.71)          3.26          5.78          5.00         (0.82)         3.72
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  (4.60)          3.40          5.86          5.13         (0.83)         3.70
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.12)         (0.16)        (0.09)        (0.13)        (0.01)        (0.01)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    30.26     $    34.98    $    31.74    $    25.97    $    20.97    $    21.81
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (13.18)%        10.72%        22.59%        24.54%        (3.80)%       20.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  546,301     $  900,971    $  834,967    $  284,543    $  216,060    $  197,529
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63% (b)      0.63%         0.70%         0.72%         0.74%         0.74%
Ratio of net expenses to average net
   assets                                          0.63% (b)      0.63%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              0.66% (b)      0.53%         0.28%         0.53%        (0.06)%       (0.14)%
Portfolio turnover rate (c)                          51%            91%           85%           82%          101%          109%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                             SIX MONTHS
                                                ENDED                              YEAR ENDED JULY 31,
                                              1/31/2016     ------------------------------------------------------------------
                                             (UNAUDITED)       2015          2014          2013          2012          2011
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period         $    23.06     $    22.59    $    20.56    $    18.34    $    17.65    $    15.42
                                             ----------     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.42           0.83          0.59          0.64          0.45          0.39
Net realized and unrealized gain (loss)           (0.19)          0.47          2.04          2.22          0.70          2.22
                                             ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                   0.23           1.30          2.63          2.86          1.15          2.61
                                             ----------     ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                             (0.42)         (0.83)        (0.60)        (0.64)        (0.46)        (0.38)
                                             ----------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period               $    22.87     $    23.06    $    22.59    $    20.56    $    18.34    $    17.65
                                             ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                   1.04%          5.77%        13.08%        15.91%         6.65%        17.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  161,200     $  132,568    $  634,851    $  205,554    $  147,658    $   87,366
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                          0.63% (b)      0.69%         0.70%         0.73%         0.72%         0.79%
Ratio of net expenses to average net
   assets                                          0.63% (b)      0.69%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                              3.53% (b)      2.58%         2.31%         3.53%         2.83%         2.77%
Portfolio turnover rate (c)                          42%            94%           83%           74%           72%           66%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemption and in-kind transactions.


Page 62                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

    First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD") First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
    First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
    First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
    First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
    First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
       "FXR")
    First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
    First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
    First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                    INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                     StrataQuant(R) Consumer Discretionary Index (1)
First Trust Consumer Staples AlphaDEX(R) Fund                           StrataQuant(R) Consumer Staples Index (1)
First Trust Energy AlphaDEX(R) Fund                                     StrataQuant(R) Energy Index (1)
First Trust Financials AlphaDEX(R) Fund                                 StrataQuant(R) Financials Index (1)
First Trust Health Care AlphaDEX(R) Fund                                StrataQuant(R) Health Care Index (1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              StrataQuant(R) Industrials Index (1)
First Trust Materials AlphaDEX(R) Fund                                  StrataQuant(R) Materials Index (1)
First Trust Technology AlphaDEX(R) Fund                                 StrataQuant(R) Technology Index (1)
First Trust Utilities AlphaDEX(R) Fund                                  StrataQuant(R) Utilities Index (1)


(1) This index is developed, maintained and sponsored by NYSE Group, Inc. or its affiliates ("NYSE Group"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by Archipelago Holdings, Inc. ("Archipelago"), an affiliate of NYSE Group. Prior to the acquisition of the American Stock Exchange LLC (the "AMEX") by NYSE Group, the index was developed, maintained and sponsored by AMEX.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2016, all the Funds except FXU have securities in the securities lending program. During the six months ended January 31, 2016, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2016, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2015 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund             $    15,778,306        $       --               $       --
First Trust Consumer Staples AlphaDEX(R) Fund                        34,623,996                --                       --
First Trust Energy AlphaDEX(R) Fund                                   8,031,831                --                       --
First Trust Financials AlphaDEX(R) Fund                              13,727,056                --                       --
First Trust Health Care AlphaDEX(R) Fund                                     --                --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            4,499,510                --                       --
First Trust Materials AlphaDEX(R) Fund                                4,431,046                --                       --
First Trust Technology AlphaDEX(R) Fund                               5,153,656                --                       --
First Trust Utilities AlphaDEX(R) Fund                                8,094,481                --                       --


As of July 31, 2015, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $       1,366,558        $    (210,611,629)       $     189,744,716
First Trust Consumer Staples AlphaDEX(R) Fund                         3,689,109              (83,207,275)             223,182,029
First Trust Energy AlphaDEX(R) Fund                                     383,678             (140,339,372)            (102,109,352)
First Trust Financials AlphaDEX(R) Fund                               1,542,832              (42,687,291)              29,156,406
First Trust Health Care AlphaDEX(R) Fund                             (2,978,788)             (96,667,315)             436,142,358
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                   --              (66,919,008)             (21,426,725)
First Trust Materials AlphaDEX(R) Fund                                  197,039              (97,102,313)              (8,082,200)
First Trust Technology AlphaDEX(R) Fund                                      --              (96,289,655)              21,237,048
First Trust Utilities AlphaDEX(R) Fund                                  169,461              (26,800,552)             (13,857,077)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2012, 2013, 2014 and 2015 remain open to federal and state audit. As of January 31, 2016, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2015, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                             Capital Loss   Capital Loss   Capital Loss   Capital Loss       Post           Total
                               Available      Available      Available      Available     Enactment -      Capital
                                through        through        through        through          No            Loss
                               7/31/2016      7/31/2017      7/31/2018      7/31/2019     Expiration      Available
                             -------------  -------------  -------------  -------------  -------------  -------------
First Trust Consumer
     Discretionary
     AlphaDEX(R) Fund        $      64,889  $     783,283  $   1,138,594  $   9,617,858  $ 199,007,005  $ 210,611,629
First Trust Consumer Staples
     AlphaDEX(R) Fund               63,580        422,511      1,058,131             --     81,663,053     83,207,275
First Trust Energy
     AlphaDEX(R) Fund               73,845      2,326,320      2,084,336      3,349,453    132,505,418    140,339,372
First Trust Financials
     AlphaDEX(R) Fund               13,300        671,958      1,630,337      3,464,108     36,907,588     42,687,291
First Trust Health Care
     AlphaDEX(R) Fund               28,397        774,570      2,582,977      1,764,162     91,517,209     96,667,315
First Trust Industrials/
     Producer Durables
     AlphaDEX(R) Fund              183,210        798,398      1,325,584      1,133,736     63,478,080     66,919,008
First Trust Materials
     AlphaDEX(R) Fund               13,424      1,265,429        886,622      7,397,299     87,539,539     97,102,313
First Trust Technology
     AlphaDEX(R) Fund               22,456      1,608,491      2,508,150      2,516,610     89,633,948     96,289,655
First Trust Utilities
     AlphaDEX(R) Fund                   --        557,777      1,956,482             --     24,286,293     26,800,552


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2015, the following Fund incurred and elected to defer net ordinary losses as follows:


                                                        Qualified Late Year Losses
                                                    ----------------------------------
                                                    Ordinary Losses     Capital Losses
                                                    ---------------     --------------
First Trust Health Care AlphaDEX(R) Fund             $    2,978,788     $           --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with Archipelago for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of Archipelago and certain trademarks and trade names of NYSE Group. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2016.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the six months ended January 31, 2016 there were no fees waived or expenses reimbursed by First Trust for the Funds. As of January 31, 2016, none of the Funds had remaining fees previously waived or expenses reimbursed that were still subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

At a meeting held on December 7, 2015, the Board of Trustees accepted Mr. Mark Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board of Trustees elected Mr. James Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer, and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2016, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                          Purchases              Sales
                                                                       ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                    $ 1,103,136,407      $ 1,091,342,898
First Trust Consumer Staples AlphaDEX(R) Fund                            1,371,964,752        1,375,969,373
First Trust Energy AlphaDEX(R) Fund                                         95,479,445           95,707,758
First Trust Financials AlphaDEX(R) Fund                                    328,553,779          329,362,161
First Trust Health Care AlphaDEX(R) Fund                                 2,272,282,994        2,266,859,871
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                 130,250,646          130,247,817
First Trust Materials AlphaDEX(R) Fund                                      56,043,381           56,532,333
First Trust Technology AlphaDEX(R) Fund                                    353,306,601          353,011,874
First Trust Utilities AlphaDEX(R) Fund                                      67,551,382           67,784,338

For the six months ended January 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                          Purchases              Sales
                                                                       ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                    $   276,321,217      $   490,064,353
First Trust Consumer Staples AlphaDEX(R) Fund                              472,180,100          503,284,369
First Trust Energy AlphaDEX(R) Fund                                         32,793,450          135,193,076
First Trust Financials AlphaDEX(R) Fund                                    263,825,875          348,022,836
First Trust Health Care AlphaDEX(R) Fund                                   316,448,971          786,105,198
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  72,819,291          245,869,794
First Trust Materials AlphaDEX(R) Fund                                      35,975,213           85,611,907
First Trust Technology AlphaDEX(R) Fund                                     89,203,969          332,932,310
First Trust Utilities AlphaDEX(R) Fund                                     191,682,302          157,909,686


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                  Number of Securities             Creation
                   in a Creation Unit           Transaction Fee
                -------------------------      -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                  Number of Securities            Redemption
                   in a Creation Unit           Transaction Fee
                -------------------------      -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CONSUMER STAPLES COMPANIES RISK. Certain of the Funds invest in consumer staples companies. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

GROWTH STOCKS INVESTMENT RISK. The Funds utilize a growth stocks investment strategy and are thus subject to growth stocks investment risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK: One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

MATERIALS AND PROCESSING COMPANIES RISK. Certain of the Funds invest in materials and processing companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TELECOMMUNICATIONS COMPANIES RISK. Certain of the Funds invest in telecommunications companies. Telecommunications companies are subject to risks, which include increased competition and regulation by various regulatory authorities, the need to commit substantial capital and technological obsolescence.

UTILITIES COMPANIES RISK. Certain of the Funds invest in utilities companies. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

VALUE INVESTMENT RISK. The Funds utilize a value investment strategy and thus are exposed to value investment risk. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND


Semi-Annual Report                                              January 31, 2015

--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
------------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
      --------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                                JANUARY 31, 2016

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  37
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  43
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  51
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  55
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  59
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  68
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  75
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  80
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  84
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  89
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  93
Statements of Assets and Liabilities........................................  96
Statements of Operations....................................................  99
Statements of Changes in Net Assets......................................... 102
Financial Highlights........................................................ 106
Notes to Financial Statements............................................... 113
Additional Information...................................................... 123

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in each Fund. It includes details about each Fund's portfolios and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2016

Dear Shareholders:

Thank you for your investment in the Style Funds of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with the semi-annual report which contains detailed information about your investment for the six months ended January 31, 2016, including performance and market overviews. Additionally, First Trust has compiled the Trust's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

While markets were up and down during 2015, we believe there are three important things to remember: first, the U.S. economy grew, in spite of the massive decline in oil prices, and second, the tapering that began in 2014 by the Federal Reserve (the "Fed") did not stop growth in the U.S. economy either. Finally, the long-anticipated rate hike by the Fed in December had little effect on the money supply, and the stock market was not shocked by the hike. We remain positive on U.S. markets, although we know that markets will always move up and down.

First Trust believes that having a long-term investment horizon and being invested in quality products can help you reach your goals, despite how the market behaves. We have always maintained perspective about the markets and believe investors should as well. We will continue to strive to provide quality investments each and every day, which has been one of the hallmarks of our firm since its inception nearly 25 years ago.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship with you and will continue to focus on helping investors like you reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2016

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

The state of China's economy/stock market and the ongoing plunge in crude oil prices continue to be strong influences on the U.S. and global markets, particularly with respect to volatility, in our opinion. Investors tend to be more risk averse when levels of uncertainty are rising. China's leaders have made it known that it is seeking to transition from a manufacturing-based economy to a service-oriented/domestic consumption approach. As a result, China's pace of economic growth has slowed, and it has reduced its appetite for raw materials. Crude oil producers worldwide are still in the midst of a market share battle. The end result is that production levels are up and the price of crude oil is down. U.S. stock prices, as measured by the S&P 500(R) Index, appear to have moved in concert with fluctuations in the price of oil from November 2015 to January 2016, in our opinion. We believe this to be a short-term phenomenon. Historical data reflects little month-to-month correlation between stock prices and oil prices, according to Brian Wesbury, Chief Economist at First Trust Advisors L.P. In fact, Mr. Wesbury believes that while lower energy prices do negatively impact U.S. producers, it benefits consumers and the broader economy.

The International Monetary Fund (IMF) updates its forecasts for global economic growth throughout the year. In its latest report (1/19/16), the IMF set its global growth rate estimates for 2016 and 2017 at 3.4% and 3.6%, respectively, both up from 3.1% in 2015, according to its own release. Its 2016 and 2017 estimates for U.S. growth rates indicated 2.1% for both years, up from 1.9% in 2015. While economic growth rate targets remain modest overall, the key takeaway is that current indicators do not suggest that a recession is looming. With the exception of the U.S., some key central banks around the world are still applying aggressive stimulus measures to their respective economies.

Concerns over slowing global growth and geopolitical events worldwide have helped boost volatility a bit in the stock market, in our opinion. The VIX Index, which uses S&P 500(R) Index options activity to gauge investors' expectations of volatility, stood at a reading of 20.20 on 1/29/16. While volatility was up from the 12-month average of 17.03, it was still below the 20-year average of 21.02 (through 1/29/16), according to Bloomberg.

STYLE/MARKET-CAP INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end funds and exchange-traded funds (ETFs). For the 12-month period ended January 2016, U.S. equity funds/ETFs reported net outflows totaling $66.3 billion, according to data from Morningstar. Investors continue to favor passive funds over actively managed funds. Passive U.S. equity funds/ETFs reported net inflows totaling $113.1 billion, compared to net outflows totaling $179.4 billion for actively managed U.S. equity funds/ETFs.

For the 12-month period ended January 2016, Morningstar reported the following net flows for these nine Style/Market Cap fund categories: $4.2 billion (Large Blend); -$29.8 billion (Large Value); -$19.6 billion (Large Growth); $9.9 billion (Mid-Cap Blend); -$11.8 billion (Mid-Cap Value); -$11.0 billion (Mid-Cap Growth); -$1.6 billion (Small Blend); -$942.0 million (Small Value); and -$5.6 billion (Small Growth).

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Core Index (the "Large Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEX."

The Large Cap Core Index is a modified equal-dollar weighted index designed by S&P Dow Jones Indices LLC ("S&P") to objectively identify and select stocks from the S&P 500(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/16       1/31/16        1/31/16     to 1/31/16      1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                             -10.47%       -7.24%          9.09%         4.82%        54.51%         50.88%
Market Price                                    -10.53%       -7.26%          9.07%         4.82%        54.34%         50.90%

INDEX PERFORMANCE
Defined Large Cap Core Index                    -10.19%       -6.63%          9.86%         5.59%        60.02%         60.79%
S&P 500(R) Index                                 -6.77%       -0.67%         10.91%         5.17%        67.80%         55.34%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Consumer Discretionary                       18.80%
Information Technology                       14.33
Industrials                                  13.93
Financials                                   13.78
Health Care                                   8.92
Consumer Staples                              7.98
Utilities                                     7.91
Energy                                        7.29
Materials                                     5.39
Telecommunication Services                    1.67
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Newmont Mining Corp.                          0.53%
Facebook, Inc., Class A                       0.51
Constellation Brands, Inc., Class A           0.51
Public Service Enterprise Group, Inc.         0.51
Dollar Tree, Inc.                             0.50
Ross Stores, Inc.                             0.50
Kohl's Corp.                                  0.50
First Solar, Inc.                             0.49
J.M. Smucker (The) Co.                        0.49
PACCAR, Inc.                                  0.49
                                            -------
   Total                                      5.03%
                                            =======


-----------------------------

The Defined Large Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Large Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2016

              First Trust
             Large Cap Core         Defined Large Cap          S&P 500(R)
            AlphaDEX(R) Fund           Core Index                Index
5/8/07          $10,000                 $10,000                 $10,000
7/31/07           9,560                   9,579                   9,690
1/31/08           9,022                   9,071                   9,271
7/31/08           8,304                   8,383                   8,615
1/31/09           5,325                   5,398                   5,690
7/31/09           6,711                   6,830                   6,896
1/31/10           7,618                   7,783                   7,576
7/31/10           8,205                   8,410                   7,850
1/31/11           9,765                  10,049                   9,257
7/31/11           9,891                  10,216                   9,393
1/31/12           9,963                  10,335                   9,647
7/31/12          10,109                  10,520                  10,250
1/31/13          11,623                  12,141                  11,266
7/31/13          13,283                  13,921                  12,813
1/31/14          14,276                  15,018                  13,690
7/31/14          15,651                  16,520                  14,983
1/31/15          16,264                  17,222                  15,637
7/31/15          16,852                  17,904                  16,662
1/31/16          15,087                  16,079                  15,534


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11        211                0              0              0
8/1/11 - 7/31/12        190                2              0              0
8/1/12 - 7/31/13        149                0              0              0
8/1/13 - 7/31/14        236                0              0              0
8/1/14 - 7/31/15        201                0              0              0
8/1/15 - 1/31/16         71                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         41                0              0              0
8/1/11 - 7/31/12         61                0              0              0
8/1/12 - 7/31/13        101                0              0              0
8/1/13 - 7/31/14         16                0              0              0
8/1/14 - 7/31/15         51                0              0              0
8/1/15 - 1/31/16         54                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Core Index (the "Mid Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNX."

The Mid Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/16       1/31/16        1/31/16     to 1/31/16      1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                             -13.94%      -10.70%         7.27%          5.61%        42.02%         61.04%
Market Price                                    -13.92%      -10.75%         7.26%          5.61%        41.96%         61.08%

INDEX PERFORMANCE
Defined Mid Cap Core Index                      -13.69%      -10.18%         8.01%          6.37%        46.98%         71.43%
S&P MidCap 400(R) Index                         -11.58%       -6.70%         8.95%          6.14%        53.54%         68.34%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Financials                                   20.95%
Industrials                                  16.15
Consumer Discretionary                       15.86
Information Technology                       15.64
Health Care                                   8.52
Materials                                     6.52
Utilities                                     6.29
Energy                                        6.25
Consumer Staples                              3.29
Telecommunication Services                    0.53
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Terex Corp.                                   0.72%
AGCO Corp.                                    0.64
Deckers Outdoor Corp.                         0.62
MarketAxess Holdings, Inc.                    0.62
Oil States International, Inc.                0.61
Werner Enterprises, Inc.                      0.61
NeuStar, Inc., Class A                        0.61
Aaron's, Inc.                                 0.61
SolarWinds, Inc.                              0.60
Commercial Metals Co.                         0.60
                                            -------
   Total                                      6.24%
                                            =======

-----------------------------

The Defined Mid Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Mid Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2016

              First Trust
              Mid Cap Core              Defined Mid Cap             S&P MidCap
            AlphaDEX(R) Fund              Core Index               400(R) Index
5/8/07          $10,000                    $10,000                   $10,000
7/31/07           9,527                      9,540                     9,615
1/31/08           8,872                      8,911                     9,091
7/31/08           8,812                      8,889                     9,138
1/31/09           5,561                      5,625                     5,731
7/31/09           7,453                      7,576                     7,288
1/31/10           8,498                      8,674                     8,215
7/31/10           9,236                      9,464                     8,951
1/31/11          11,339                     11,665                    10,964
7/31/11          11,693                     12,072                    11,256
1/31/12          11,880                     12,312                    11,260
7/31/12          11,771                     12,248                    11,391
1/31/13          13,743                     14,352                    13,350
7/31/13          15,621                     16,365                    15,152
1/31/14          17,060                     17,932                    16,269
7/31/14          17,728                     18,701                    17,103
1/31/15          18,033                     19,086                    18,039
7/31/15          18,711                     19,861                    19,034
1/31/16          16,103                     17,142                    16,830


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11        217                0              0              0
8/1/11 - 7/31/12        151                0              0              0
8/1/12 - 7/31/13        177                0              0              0
8/1/13 - 7/31/14        214                0              0              0
8/1/14 - 7/31/15        176                0              0              0
8/1/15 - 1/31/16         63                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         35                0              0              0
8/1/11 - 7/31/12        102                0              0              0
8/1/12 - 7/31/13         73                0              0              0
8/1/13 - 7/31/14         38                0              0              0
8/1/14 - 7/31/15         76                0              0              0
8/1/15 - 1/31/16         62                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Core Index (the "Small Cap Core Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Core Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYX."

The Small Cap Core Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/16       1/31/16        1/31/16     to 1/31/16      1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                             -14.45%       -11.85%          7.24%        4.21%        41.83%         43.34%
Market Price                                    -14.62%       -12.12%          7.13%        4.18%        41.08%         42.96%

INDEX PERFORMANCE
Defined Small Cap Core Index                    -14.20%       -11.35%          7.99%        5.02%        46.87%         53.35%
S&P SmallCap 600(R) Index                       -10.94%        -4.69%         10.03%        5.74%        61.28%         62.85%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Consumer Discretionary                       19.52%
Industrials                                  17.97
Financials                                   16.08
Information Technology                       15.98
Health Care                                  11.00
Materials                                     5.83
Energy                                        4.90
Consumer Staples                              3.98
Utilities                                     2.44
Telecommunication Services                    2.30
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Big 5 Sporting Goods Corp.                    0.49%
Zumiez, Inc.                                  0.48
Genesco, Inc.                                 0.47
8x8, Inc.                                     0.44
Century Aluminum Co.                          0.43
Hibbett Sports, Inc.                          0.43
Sanderson Farms, Inc.                         0.42
Finish Line (The), Inc., Class A              0.42
Francesca's Holdings Corp.                    0.42
Fabrinet                                      0.42
                                            -------
   Total                                      4.42%
                                            =======

-----------------------------

The Defined Small Cap Core Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Core Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Small Cap Core AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         MAY 8, 2007 - JANUARY 31, 2016

              First Trust
             Small Cap Core        Defined Small Cap            S&P SmallCap
            AlphaDEX(R) Fund          Core Index                600(R) Index
5/8/07          $10,000                 $10,000                   $10,000
7/31/07           9,433                   9,454                     9,535
1/31/08           8,476                   8,534                     8,771
7/31/08           8,288                   8,382                     8,746
1/31/09           5,043                   5,124                     5,550
7/31/09           6,981                   7,125                     7,060
1/31/10           7,805                   8,001                     7,712
7/31/10           8,421                   8,667                     8,414
1/31/11          10,106                  10,442                    10,097
7/31/11          10,460                  10,846                    10,494
1/31/12          10,881                  11,315                    10,855
7/31/12          10,608                  11,080                    10,914
1/31/13          12,343                  12,944                    12,533
7/31/13          14,489                  15,241                    14,707
1/31/14          15,900                  16,802                    16,098
7/31/14          15,888                  16,844                    16,333
1/31/15          16,261                  17,300                    17,089
7/31/15          16,755                  17,873                    18,288
1/31/16          14,334                  15,335                    16,288


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11        195                0              0              0
8/1/11 - 7/31/12        146                0              0              0
8/1/12 - 7/31/13        190                0              0              0
8/1/13 - 7/31/14        184                1              0              0
8/1/14 - 7/31/15        189                0              0              0
8/1/15 - 1/31/16         47                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         57                0              0              0
8/1/11 - 7/31/12        106                1              0              0
8/1/12 - 7/31/13         60                0              0              0
8/1/13 - 7/31/14         67                0              0              0
8/1/14 - 7/31/15         63                0              0              0
8/1/15 - 1/31/16         78                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Value Index (the "Large Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTA."

The Large Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/16       1/31/16        1/31/16     to 1/31/16      1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                             -11.93%      -12.92%           7.69%        3.96%        44.84%         40.33%
Market Price                                    -11.93%      -12.92%           7.67%        3.95%        44.68%         40.32%

INDEX PERFORMANCE
Defined Large Cap Value Index                   -11.67%      -12.37%           8.46%        4.75%        50.10%         49.92%
S&P 500(R) Index                                 -6.77%       -0.67%          10.91%        5.17%        67.80%         55.34%
S&P 500(R) Value Index                           -7.80%       -3.59%           9.16%        2.92%        55.00%         28.56%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Consumer Discretionary                       19.21%
Industrials                                  14.92
Financials                                   13.74
Utilities                                    13.66
Energy                                       12.93
Information Technology                       12.15
Materials                                     5.97
Health Care                                   2.92
Consumer Staples                              2.57
Telecommunication Services                    1.93
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Newmont Mining Corp.                          0.98%
Public Service Enterprise Group, Inc.         0.95
Kohl's Corp.                                  0.92
First Solar, Inc.                             0.92
PACCAR, Inc.                                  0.92
Cummins, Inc.                                 0.90
Corning, Inc.                                 0.90
CenturyLink, Inc.                             0.89
Urban Outfitters, Inc.                        0.89
Gap (The), Inc.                               0.89
                                            -------
   Total                                      9.16%
                                            =======

-----------------------------

The Defined Large Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Large Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            MAY 8, 2007 - JANUARY 31, 2016

              First Trust
            Large Cap Value       Defined Large Cap      S&P 500(R)       S&P 500(R)
            AlphaDEX(R) Fund         Value Index           Index          Value Index
5/8/07          $10,000                $10,000            $10,000           $10,000
7/31/07           9,450                  9,462              9,690             9,586
1/31/08           8,821                  8,870              9,271             9,148
7/31/08           7,858                  7,933              8,615             8,066
1/31/09           4,993                  5,064              5,690             5,060
7/31/09           6,661                  6,790              6,896             6,157
1/31/10           7,765                  7,947              7,576             6,840
7/31/10           8,228                  8,447              7,850             7,079
1/31/11           9,688                  9,988              9,257             8,294
7/31/11           9,733                 10,072              9,393             8,153
1/31/12          10,072                 10,465              9,647             8,388
7/31/12          10,216                 10,655             10,250             8,784
1/31/13          11,957                 12,519             11,266            10,021
7/31/13          13,602                 14,296             12,813            11,446
1/31/14          14,364                 15,152             13,690            11,922
7/31/14          15,977                 16,912             14,983            13,081
1/31/15          16,113                 17,110             15,637            13,335
7/31/15          15,931                 16,973             16,662            13,944
1/31/16          14,030                 14,993             15,534            12,856


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11        228                0              0              0
8/1/11 - 7/31/12        193                0              0              0
8/1/12 - 7/31/13        201                0              0              0
8/1/13 - 7/31/14        231                0              0              0
8/1/14 - 7/31/15        197                0              0              0
8/1/15 - 1/31/16         54                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         24                0              0              0
8/1/11 - 7/31/12         60                0              0              0
8/1/12 - 7/31/13         49                0              0              0
8/1/13 - 7/31/14         21                0              0              0
8/1/14 - 7/31/15         55                0              0              0
8/1/15 - 1/31/16         71                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Large Cap Growth Index (the "Large Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Large Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTC."

The Large Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P 500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/16       1/31/16        1/31/16     to 1/31/16      1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                             -8.38%         0.11%          10.43%        5.59%        64.23%         60.76%
Market Price                                    -8.52%         0.00%          10.41%        5.58%        64.06%         60.65%

INDEX PERFORMANCE
Defined Large Cap Growth Index                  -8.09%         0.77%          11.22%        6.36%        70.20%         71.29%
S&P 500(R) Index                                -6.77%        -0.67%          10.91%        5.17%        67.80%         55.34%
S&P 500(R) Growth Index                         -5.92%         1.91%          12.54%        7.33%        80.53%         85.46%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Consumer Discretionary                       18.92%
Information Technology                       17.25
Health Care                                  16.02
Consumer Staples                             13.81
Financials                                   13.22
Industrials                                  12.79
Materials                                     4.72
Telecommunication Services                    1.39
Utilities                                     1.24
Energy                                        0.64
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Facebook, Inc., Class A                       1.13%
Dollar Tree, Inc.                             1.11
Ross Stores, Inc.                             1.10
J.M. Smucker (The) Co.                        1.10
Raytheon Co.                                  1.08
Public Storage                                1.08
Hormel Foods Corp.                            1.07
Airgas, Inc.                                  1.07
Dr Pepper Snapple Group, Inc.                 1.06
Harris Corp.                                  1.05
                                            -------
   Total                                     10.85%
                                            =======

-----------------------------

The Defined Large Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Large Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Large Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               MAY 8, 2007 - JANUARY 31, 2016

              First Trust
            Large Cap Growth      Defined Large Cap       S&P 500(R)        S&P 500(R)
            AlphaDEX(R) Fund        Growth Index            Index          Growth Index
5/8/07          $10,000                $10,000             $10,000           $10,000
7/31/07           9,450                  9,462               9,690             9,586
1/31/08           8,821                  8,870               9,271             9,148
7/31/08           7,858                  7,933               8,615             8,066
1/31/09           4,993                  5,064               5,690             5,060
7/31/09           6,661                  6,790               6,896             6,157
1/31/10           7,765                  7,947               7,576             6,840
7/31/10           8,228                  8,447               7,850             7,079
1/31/11           9,688                  9,988               9,257             8,294
7/31/11           9,733                 10,072               9,393             8,153
1/31/12          10,072                 10,465               9,647             8,388
7/31/12          10,216                 10,655              10,250             8,784
1/31/13          11,957                 12,519              11,266            10,021
7/31/13          13,602                 14,296              12,813            11,446
1/31/14          14,364                 15,152              13,690            11,922
7/31/14          15,977                 16,912              14,983            13,081
1/31/15          16,113                 17,110              15,637            13,335
7/31/15          15,931                 16,973              16,662            13,944
1/31/16          14,030                 14,993              15,534            12,856


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11        193                0              0              0
8/1/11 - 7/31/12        153                0              0              0
8/1/12 - 7/31/13        102                0              0              0
8/1/13 - 7/31/14        206                0              0              0
8/1/14 - 7/31/15        206                0              0              0
8/1/15 - 1/31/16         88                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         59                0              0              0
8/1/11 - 7/31/12        100                0              0              0
8/1/12 - 7/31/13        148                0              0              0
8/1/13 - 7/31/14         46                0              0              0
8/1/14 - 7/31/15         46                0              0              0
8/1/15 - 1/31/16         37                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Value Index (the "Multi Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAB."

The Multi Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/16       1/31/16        1/31/16     to 1/31/16      1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                            -13.66%       -14.29%           6.99%        4.27%        40.16%         44.07%
Market Price                                   -13.62%       -14.30%           6.96%        4.26%        39.99%         43.99%

INDEX PERFORMANCE
Defined Multi Cap Value Index                  -13.34%       -13.68%           7.81%        5.10%        45.64%         54.39%
S&P Composite 1500(R) Index                     -7.28%        -1.26%          10.73%        5.28%        66.49%         56.75%
S&P Composite 1500(R) Value Index               -8.15%        -4.15%           9.10%        3.15%        54.59%         31.08%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Consumer Discretionary                       20.38%
Industrials                                  16.86
Financials                                   15.53
Information Technology                       11.70
Energy                                       11.34
Utilities                                    10.24
Materials                                     7.27
Consumer Staples                              2.59
Health Care                                   2.56
Telecommunication Services                    1.53
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Newmont Mining Corp.                          0.49%
Public Service Enterprise Group, Inc.         0.47
Kohl's Corp.                                  0.46
First Solar, Inc.                             0.46
PACCAR, Inc.                                  0.46
Cummins, Inc.                                 0.45
Corning, Inc.                                 0.45
CenturyLink, Inc.                             0.45
Urban Outfitters, Inc.                        0.45
Gap (The), Inc.                               0.44
                                            -------
   Total                                      4.58%
                                            =======


-----------------------------

The Defined Multi Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Multi Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2016

              First Trust
            Multi Cap Value       Defined Multi Cap      S&P Composite         S&P Composite
            AlphaDEX(R) Fund         Value Index         1500(R) Index      1500(R) Value Index
5/8/07          $10,000                $10,000              $10,000               $10,000
7/31/07           9,317                  9,334                9,678                 9,567
1/31/08           8,603                  8,655                9,241                 9,092
7/31/08           7,870                  7,948                8,661                 8,123
1/31/09           4,973                  5,045                5,446                 5,336
7/31/09           6,964                  7,099                6,931                 6,238
1/31/10           8,086                  8,275                7,629                 6,942
7/31/10           8,611                  8,845                7,953                 7,218
1/31/11          10,279                 10,602                9,414                 8,479
7/31/11          10,345                 10,707                9,571                 8,355
1/31/12          10,799                 11,224                9,811                 8,592
7/31/12          10,720                 11,185               10,362                 8,955
1/31/13          12,639                 13,242               11,467                10,254
7/31/13          14,571                 15,324               13,054                11,730
1/31/14          15,610                 16,484               13,966                12,266
7/31/14          16,812                 17,824               15,195                13,398
1/31/15          16,811                 17,890               15,875                13,675
7/31/15          16,688                 17,822               16,905                14,271
1/31/16          14,408                 15,444               15,674                13,108


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11        168                0              0              0
8/1/11 - 7/31/12        141                0              0              0
8/1/12 - 7/31/13        165                1              0              0
8/1/13 - 7/31/14        224                0              0              0
8/1/14 - 7/31/15        132                0              0              0
8/1/15 - 1/31/16         50                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         84                0              0              0
8/1/11 - 7/31/12        111                1              0              0
8/1/12 - 7/31/13         84                0              0              0
8/1/13 - 7/31/14         28                0              0              0
8/1/14 - 7/31/15        120                0              0              0
8/1/15 - 1/31/16         75                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Multi Cap Growth Index (the "Multi Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Multi Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAD."

The Multi Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P Composite 1500(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL               CUMULATIVE
                                                                                  TOTAL RETURNS              TOTAL RETURNS
                                               6 Months       1 Year         5 Years      Inception      5 Years      Inception
                                                 Ended         Ended          Ended       (5/8/07)        Ended       (5/8/07)
                                                1/31/16       1/31/16        1/31/16     to 1/31/16      1/31/16     to 1/31/16

FUND PERFORMANCE
NAV                                             -10.43%       -2.46%          9.42%         5.56%        56.89%         60.36%
Market Price                                    -10.56%       -2.58%          9.38%         5.54%        56.56%         60.18%

INDEX PERFORMANCE
Defined Multi Cap Growth Index                  -10.06%       -1.70%         10.28%         6.37%        63.08%         71.54%
S&P Composite 1500(R) Index                      -7.28%       -1.26%         10.73%         5.28%        66.49%         56.75%
S&P Composite 1500(R) Growth Index               -6.55%        1.31%         12.27%         7.35%        78.36%         85.73%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Information Technology                       19.50%
Health Care                                  17.14
Financials                                   17.12
Consumer Discretionary                       15.40
Industrials                                  13.77
Consumer Staples                              9.47
Materials                                     4.11
Utilities                                     1.59
Telecommunication Services                    1.32
Energy                                        0.58
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Facebook, Inc., Class A                       0.56%
Dollar Tree, Inc.                             0.55
Ross Stores, Inc.                             0.55
J.M. Smucker (The) Co.                        0.55
Raytheon Co.                                  0.54
Public Storage                                0.54
Hormel Foods Corp.                            0.53
Airgas, Inc.                                  0.53
Dr Pepper Snapple Group, Inc.                 0.53
Harris Corp.                                  0.53
                                            -------
   Total                                      5.41%
                                            =======

-----------------------------

The Defined Multi Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Multi Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Multi Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 MAY 8, 2007 - JANUARY 31, 2016

              First Trust
            Multi Cap Growth      Defined Multi Cap      S&P Composite         S&P Composite
            AlphaDEX(R) Fund        Growth Index         1500(R) Index      1500(R) Growth Index
5/8/07          $10,000                $10,000              $10,000               $10,000
7/31/07           9,797                  9,818                9,678                 9,796
1/31/08           9,217                  9,265                9,241                 9,396
7/31/08           9,224                  9,309                8,661                 9,223
1/31/09           5,782                  5,854                5,689                 6,307
7/31/09           6,961                  7,078                6,931                 7,669
1/31/10           7,641                  7,801                7,629                 8,350
7/31/10           8,399                  8,608                7,953                 8,725
1/31/11          10,221                 10,518                9,414                10,412
7/31/11          10,644                 10,997                9,571                10,907
1/31/12          10,438                 10,827                9,811                11,155
7/31/12          10,528                 10,963               10,362                11,916
1/31/13          11,853                 12,387               11,467                12,794
7/31/13          13,476                 14,136               13,054                14,496
1/31/14          14,858                 15,648               13,966                15,849
7/31/14          15,448                 16,332               15,195                17,180
1/31/15          16,440                 17,449               15,875                18,331
7/31/15          17,901                 19,072               16,905                19,873
1/31/16          16,034                 17,153               15,674                18,571


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2010 through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11        176                0              0              0
8/1/11 - 7/31/12        156                0              0              0
8/1/12 - 7/31/13        111                0              0              0
8/1/13 - 7/31/14        196                0              0              0
8/1/14 - 7/31/15        162                0              0              0
8/1/15 - 1/31/16         83                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/10 - 7/31/11         76                0              0              0
8/1/11 - 7/31/12         97                0              0              0
8/1/12 - 7/31/13        139                0              0              0
8/1/13 - 7/31/14         56                0              0              0
8/1/14 - 7/31/15         90                0              0              0
8/1/15 - 1/31/16         42                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Value Index (the "Mid Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNK."

The Mid Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (4/19/11)    Inception (4/19/11)
                                                1/31/16               1/31/16              to 1/31/16             to 1/31/16

FUND PERFORMANCE
NAV                                             -14.72%               -13.90%                  5.79%                30.92%
Market Price                                    -14.67%               -13.87%                  5.79%                30.91%

INDEX PERFORMANCE
Defined Mid Cap Value Index                     -14.45%               -13.37%                  6.56%                35.52%
S&P MidCap 400(R) Value Index                   -11.28%                -9.10%                  7.88%                43.77%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Financials                                   19.34%
Consumer Discretionary                       18.90
Industrials                                  18.77
Energy                                       10.89
Information Technology                       10.29
Utilities                                     8.79
Materials                                     8.67
Health Care                                   2.36
Consumer Staples                              1.08
Telecommunication Services                    0.91
                                            -------
   Total                                    100.00%
                                            =======


-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Terex Corp.                                   1.23%
AGCO Corp.                                    1.09
Deckers Outdoor Corp.                         1.06
Oil States International, Inc.                1.05
Werner Enterprises, Inc.                      1.05
NeuStar, Inc., Class A                        1.04
Aaron's, Inc.                                 1.04
Commercial Metals Co.                         1.03
RenaissanceRe Holdings Ltd.                   1.01
Dril-Quip, Inc.                               1.00
                                            -------
   Total                                     10.60%
                                            =======


-----------------------------

The Defined Mid Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Mid Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2016

              First Trust
             Mid Cap Value            Defined Mid Cap          S&P MidCap 400(R)
            AlphaDEX(R) Fund            Value Index               Value Index
4/19/11         $10,000                   $10,000                   $10,000
7/31/11           9,625                     9,646                     9,581
1/31/12           9,982                    10,041                     9,720
7/31/12           9,935                    10,036                     9,869
1/31/13          11,765                    11,928                    11,640
7/31/13          13,549                    13,787                    13,358
1/31/14          14,657                    14,977                    14,305
7/31/14          15,487                    15,880                    15,311
1/31/15          15,205                    15,640                    15,816
7/31/15          15,351                    15,837                    16,204
1/31/16          13,091                    13,549                    14,376


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        66                0              0              0
8/1/11 - 7/31/12        198                0              0              0
8/1/12 - 7/31/13        157                2              0              0
8/1/13 - 7/31/14        211                1              0              0
8/1/14 - 7/31/15        188                0              0              0
8/1/15 - 1/31/16         63                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11         4                0              0              0
8/1/11 - 7/31/12         55                0              0              0
8/1/12 - 7/31/13         91                0              0              0
8/1/13 - 7/31/14         40                0              0              0
8/1/14 - 7/31/15         64                0              0              0
8/1/15 - 1/31/16         62                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mid Cap Growth Index (the "Mid Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mid Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FNY."

The Mid Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P MidCap 400(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (4/19/11)    Inception (4/19/11)
                                               1/31/16                1/31/16              to 1/31/16             to 1/31/16

FUND PERFORMANCE
NAV                                            -12.73%                 -6.16%                 6.87%                37.42%
Market Price                                   -12.76%                 -6.32%                 6.87%                37.42%

INDEX PERFORMANCE
Defined Mid Cap Growth Index                   -12.37%                 -5.44%                 7.69%                42.56%
S&P MidCap 400(R) Growth Index                 -11.89%                 -4.47%                 8.42%                47.25%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Financials                                   23.37%
Information Technology                       23.15
Health Care                                  16.18
Industrials                                  13.36
Consumer Discretionary                       11.01
Consumer Staples                              6.35
Materials                                     3.84
Utilities                                     2.74
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
MarketAxess Holdings, Inc.                    1.48%
SolarWinds, Inc.                              1.45
Huntington Ingalls Industries, Inc.           1.43
NVR, Inc.                                     1.43
Casey's General Stores, Inc.                  1.43
DreamWorks Animation SKG, Inc.,
   Class A                                    1.42
American Financial Group, Inc.                1.40
Convergys Corp.                               1.40
Old Republic International Corp.              1.38
Health Net, Inc.                              1.38
                                            -------
   Total                                     14.20%
                                            =======


-----------------------------

The Defined Mid Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mid Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Mid Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2011 - JANUARY 31, 2016

              First Trust
             Mid Cap Growth           Defined Mid Cap          S&P MidCap 400(R)
            AlphaDEX(R) Fund           Growth Index              Growth Index
4/19/11         $10,000                   $10,000                   $10,000
7/31/11           9,881                     9,903                     9,910
1/31/12           9,804                     9,866                     9,779
7/31/12           9,673                     9,765                     9,861
1/31/13          11,050                    11,201                    11,485
7/31/13          12,290                    12,507                    12,894
1/31/14          13,612                    13,902                    13,883
7/31/14          13,824                    14,174                    14,345
1/31/15          14,646                    15,076                    15,414
7/31/15          15,748                    16,268                    16,711
1/31/16          13,744                    14,256                    14,724


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        61                0              0              0
8/1/11 - 7/31/12        201                1              0              0
8/1/12 - 7/31/13        169                0              0              0
8/1/13 - 7/31/14        200                0              0              0
8/1/14 - 7/31/15        192                0              0              0
8/1/15 - 1/31/16         82                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11         9                0              0              0
8/1/11 - 7/31/12         51                0              0              0
8/1/12 - 7/31/13         81                0              0              0
8/1/13 - 7/31/14         52                0              0              0
8/1/14 - 7/31/15         60                0              0              0
8/1/15 - 1/31/16         43                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Value Index (the "Small Cap Value Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Value Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYT."

The Small Cap Value Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Value Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (4/19/11)    Inception (4/19/11)
                                                1/31/16               1/31/16              to 1/31/16             to 1/31/16

FUND PERFORMANCE
NAV                                             -16.25%               -18.18%                  5.78%                30.88%
Market Price                                    -16.29%               -18.24%                  5.77%                30.78%

INDEX PERFORMANCE
Defined Small Cap Value Index                   -15.87%               -17.47%                  6.69%                36.32%
S&P SmallCap 600(R) Value Index                 -10.35%                -7.31%                  8.80%                49.73%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Consumer Discretionary                       25.56%
Industrials                                  18.88
Financials                                   14.31
Information Technology                       12.67
Materials                                     8.46
Energy                                        8.00
Consumer Staples                              4.90
Utilities                                     3.82
Health Care                                   1.94
Telecommunication Services                    1.46
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Big 5 Sporting Goods Corp.                    0.89%
Zumiez, Inc.                                  0.87
Genesco, Inc.                                 0.85
Century Aluminum Co.                          0.78
Hibbett Sports, Inc.                          0.78
Sanderson Farms, Inc.                         0.76
Finish Line (The), Inc., Class A              0.76
Exterran Corp.                                0.75
Benchmark Electronics, Inc.                   0.74
Plexus Corp.                                  0.73
                                            -------
   Total                                      7.91%
                                            =======


The Defined Small Cap Value Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Value Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Small Cap Value AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 19, 2011 - JANUARY 31, 2016

              First Trust
            Small Cap Value          Defined Small Cap         S&P SmallCap 600(R)
            AlphaDEX(R) Fund            Value Index                Value Index
4/19/11         $10,000                   $10,000                    $10,000
7/31/11           9,930                     9,950                      9,813
1/31/12          10,692                    10,748                     10,331
7/31/12          10,005                    10,103                     10,231
1/31/13          11,945                    12,115                     11,945
7/31/13          14,241                    14,499                     14,054
1/31/14          15,577                    15,946                     15,278
7/31/14          15,931                    16,372                     15,723
1/31/15          15,996                    16,517                     16,154
7/31/15          15,630                    16,203                     16,701
1/31/16          13,090                    13,632                     14,973


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        38                0              0              0
8/1/11 - 7/31/12        154                3              0              0
8/1/12 - 7/31/13        177                5              0              0
8/1/13 - 7/31/14        167                0              0              0
8/1/14 - 7/31/15        164                0              0              0
8/1/15 - 1/31/16         56                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        32                0              0              0
8/1/11 - 7/31/12         95                1              0              0
8/1/12 - 7/31/13         67                1              0              0
8/1/13 - 7/31/14         84                0              1              0
8/1/14 - 7/31/15         88                0              0              0
8/1/15 - 1/31/16         69                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Small Cap Growth Index (the "Small Cap Growth Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Small Cap Growth Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FYC."

The Small Cap Growth Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P SmallCap 600(R) Growth Index that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (4/19/11)    Inception (4/19/11)
                                                1/31/16               1/31/16              to 1/31/16             to 1/31/16

FUND PERFORMANCE
NAV                                           -11.97%                -3.08%                  7.58%                41.87%
Market Price                                  -11.97%                -3.08%                  7.57%                41.82%

INDEX PERFORMANCE
Defined Small Cap Growth Index                -11.59%                -2.28%                  8.45%                47.43%
S&P SmallCap 600(R) Growth Index              -11.48%                -2.08%                  9.94%                57.38%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Health Care                                  21.46%
Information Technology                       19.66
Financials                                   17.42
Industrials                                  16.84
Consumer Discretionary                       13.18
Consumer Staples                              3.23
Telecommunication Services                    3.18
Materials                                     2.98
Energy                                        1.31
Utilities                                     0.74
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
8x8, Inc.                                     1.00%
Francesca's Holdings Corp.                    0.95
Fabrinet                                      0.95
Mercury Systems, Inc.                         0.94
ePlus, Inc.                                   0.92
United Fire Group, Inc.                       0.91
Universal Forest Products, Inc.               0.91
Comfort Systems USA, Inc.                     0.90
Hawaiian Holdings, Inc.                       0.90
Core-Mark Holding Co., Inc.                   0.90
                                            -------
   Total                                      9.28%
                                            =======


The Defined Small Cap Growth Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Small Cap Growth Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Small Cap Growth AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 19, 2011 - JANUARY 31, 2016

            First Trust Small
               Cap Growth            Defined Small Cap         S&P SmallCap 600(R)
            AlphaDEX(R) Fund           Growth Index               Growth Index
4/19/11          $10,000                  $10,000                    $10,000
7/31/11            9,920                    9,942                      9,982
1/31/12            9,826                    9,878                     10,155
7/31/12           10,157                   10,253                     10,362
1/31/13           11,338                   11,488                     11,710
7/31/13           13,014                   13,244                     13,710
1/31/14           14,413                   14,723                     15,107
7/31/14           13,992                   14,362                     15,093
1/31/15           14,637                   15,088                     16,071
7/31/15           16,115                   16,676                     17,778
1/31/16           14,186                   14,743                     15,737


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 20, 2011 (commencement of trading) through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11        61                0              0              0
8/1/11 - 7/31/12        145                1              0              0
8/1/12 - 7/31/13        126                3              0              0
8/1/13 - 7/31/14        164                0              0              0
8/1/14 - 7/31/15        209                0              0              0
8/1/15 - 1/31/16         78                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/20/11 - 7/31/11         9                0              0              0
8/1/11 - 7/31/12        105                2              0              0
8/1/12 - 7/31/13        116                5              0              0
8/1/13 - 7/31/14         87                1              0              0
8/1/14 - 7/31/15         43                0              0              0
8/1/15 - 1/31/16         47                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Mega Cap Index (the "Mega Cap Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Mega Cap Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FMK."

The Mega Cap Index is a modified equal-dollar weighted index designed by S&P to objectively identify and select stocks from the S&P(R) US BMI universe that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) screening methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         AVERAGE ANNUAL           CUMULATIVE
                                                                                          TOTAL RETURNS          TOTAL RETURNS
                                            6 Months Ended          1 Year Ended       Inception (5/11/11)    Inception (5/11/11)
                                                1/31/15               1/31/15              to 1/31/15             to 1/31/15

FUND PERFORMANCE
NAV                                            -9.49%                 -2.74%                  6.23%                 33.04%
Market Price                                   -9.60%                 -2.86%                  6.21%                 32.93%

INDEX PERFORMANCE
Defined Mega Cap Index                         -9.19%                 -1.97%                  7.08%                 38.19%
S&P 100(R) Index                               -5.66%                  1.44%                 10.79%                 62.29%
------------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------------------------------------
                                           % OF TOTAL
SECTOR CLASSIFICATION                 LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Information Technology                       27.58%
Consumer Discretionary                       20.11
Consumer Staples                             14.25
Health Care                                  12.10
Industrials                                   9.07
Energy                                        6.88
Financials                                    4.47
Utilities                                     3.04
Materials                                     1.75
Telecommunication Services                    0.75
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
                                           % OF TOTAL
TOP TEN HOLDINGS                      LONG-TERM INVESTMENTS
------------------------------------  ---------------------
Wal-Mart Stores, Inc.                         3.87%
Alphabet, Inc., Class A                       3.49
Mondelez International, Inc., Class A         3.43
Chevron Corp.                                 3.43
Home Depot (The), Inc.                        3.40
Costco Wholesale Corp.                        3.34
General Electric Co.                          3.34
Apple, Inc.                                   3.30
Intel Corp.                                   3.22
Amazon.com, Inc.                              3.10
                                            -------
   Total                                     33.92%
                                            =======


The Defined Mega Cap Index is the exclusive property of S&P. First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Mega Cap Index. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC and have been licensed to S&P and have been sub-licensed for use by First Trust Portfolios L.P., which has sub-licensed the index for use by the Fund. The First Trust Mega Cap AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P does not make any representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 11, 2011 - JANUARY 31, 2016

              First Trust
                Mega Cap                 Defined              S&P 100(R)
            AlphaDEX(R) Fund          Mega Cap Index            Index
5/11/11         $10,000                   $10,000               $10,000
7/31/11           9,612                     9,632                 9,761
1/31/12           9,571                     9,631                10,120
7/31/12           9,248                     9,349                10,960
1/31/13          10,467                    10,619                11,784
7/31/13          11,969                    12,192                13,341
1/31/14          12,545                    12,827                14,108
7/31/14          13,829                    14,201                15,520
1/31/15          13,679                    14,095                15,998
7/31/15          14,699                    15,217                17,202
1/31/16          13,304                    13,818                16,228


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2016

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 12, 2011 (commencement of trading) through January 31, 2016. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/12/11 - 7/31/11        33                0              0              0
8/1/11 - 7/31/12        183                0              0              0
8/1/12 - 7/31/13        128                0              0              0
8/1/13 - 7/31/14        158                0              0              0
8/1/14 - 7/31/15        166                0              0              0
8/1/15 - 1/31/16         91                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/12/11 - 7/31/11        21                0              0              0
8/1/11 - 7/31/12         70                0              0              0
8/1/12 - 7/31/13        122                0              0              0
8/1/13 - 7/31/14         94                0              0              0
8/1/14 - 7/31/15         86                0              0              0
8/1/15 - 1/31/16         34                0              0              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2016 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2016.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING            BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE          SIX-MONTH           SIX-MONTH
                                                  AUGUST 1, 2015     JANUARY 31, 2016        PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00          $  895.30                0.61%              $2.91
Hypothetical (5% return before expenses)            $1,000.00          $1,022.07                0.61%              $3.10

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00          $  860.60                0.63%              $2.95
Hypothetical (5% return before expenses)            $1,000.00          $1,021.97                0.63%              $3.20

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00          $  855.50                0.63%              $2.94
Hypothetical (5% return before expenses)            $1,000.00          $1,021.97                0.63%              $3.20

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00          $  880.70                0.62%              $2.93
Hypothetical (5% return before expenses)            $1,000.00          $1,022.02                0.62%              $3.15

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00          $  916.20                0.62%              $2.99
Hypothetical (5% return before expenses)            $1,000.00          $1,022.02                0.62%              $3.15

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                             ANNUALIZED
                                                                                            EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING            BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE          SIX-MONTH           SIX-MONTH
                                                  AUGUST 1, 2015     JANUARY 31, 2016        PERIOD (a)          PERIOD (b)
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00          $  863.40                0.67%              $3.14
Hypothetical (5% return before expenses)            $1,000.00          $1,021.77                0.67%              $3.40

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00          $  895.70                0.70%              $3.34
Hypothetical (5% return before expenses)            $1,000.00          $1,021.62                0.70%              $3.56

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00          $  852.80                0.70%              $3.26
Hypothetical (5% return before expenses)            $1,000.00          $1,021.62                0.70%              $3.56

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00          $  872.70                0.70%              $3.30
Hypothetical (5% return before expenses)            $1,000.00          $1,021.62                0.70%              $3.56

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND ( FYT)
Actual                                              $1,000.00          $  837.50                0.70%              $3.23
Hypothetical (5% return before expenses)            $1,000.00          $1,021.62                0.70%              $3.56

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00          $  880.30                0.70%              $3.31
Hypothetical (5% return before expenses)            $1,000.00          $1,021.62                0.70%              $3.56

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00          $  905.10                0.70%              $3.35
Hypothetical (5% return before expenses)            $1,000.00          $1,021.62                0.70%              $3.56



(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2015 through January 31, 2016), multiplied by 184/366 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.5%
       47,951  Boeing (The) Co.               $    5,760,354
        9,962  General Dynamics Corp.              1,332,617
       13,212  Honeywell International, Inc.       1,363,478
       25,206  Lockheed Martin Corp.               5,318,466
       36,721  Northrop Grumman Corp.              6,795,588
       55,675  Raytheon Co.                        7,139,762
       45,070  Rockwell Collins, Inc.              3,645,262
       65,146  Textron, Inc.                       2,229,296
       28,487  United Technologies Corp.           2,498,025
                                              --------------
                                                  36,082,848
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.1%
       30,341  Expeditors International of
                  Washington, Inc.                 1,368,986
                                              --------------
               AIRLINES -- 1.2%
       98,227  American Airlines Group, Inc.       3,829,871
       26,995  Delta Air Lines, Inc.               1,195,609
      161,013  Southwest Airlines Co.              6,057,309
      120,998  United Continental Holdings,
                  Inc. (a)                         5,841,783
                                              --------------
                                                  16,924,572
                                              --------------
               AUTO COMPONENTS -- 1.1%
      126,615  BorgWarner, Inc.                    3,717,416
       48,523  Delphi Automotive PLC               3,151,084
      212,219  Goodyear Tire & Rubber (The)
                  Co.                              6,029,142
       69,303  Johnson Controls, Inc.              2,485,898
                                              --------------
                                                  15,383,540
                                              --------------
               AUTOMOBILES -- 0.8%
      295,239  Ford Motor Co.                      3,525,154
      160,940  General Motors Co.                  4,770,261
       91,648  Harley-Davidson, Inc.               3,665,920
                                              --------------
                                                  11,961,335
                                              --------------
               BANKS -- 2.0%
      247,173  Bank of America Corp.               3,495,026
       36,191  BB&T Corp.                          1,181,998
       80,385  Citigroup, Inc.                     3,422,793
       65,426  Comerica, Inc.                      2,244,112
      136,159  Fifth Third Bancorp                 2,151,312
      247,449  Huntington Bancshares, Inc.         2,123,113
       63,000  JPMorgan Chase & Co.                3,748,500
      103,745  KeyCorp                             1,157,794
       11,292  M&T Bank Corp.                      1,244,153
       28,715  PNC Financial Services Group
                  (The), Inc.                      2,488,155
      142,541  Regions Financial Corp.             1,157,433
       31,942  SunTrust Banks, Inc.                1,168,438
       32,069  U.S. Bancorp                        1,284,684
       25,173  Wells Fargo & Co.                   1,264,440
       50,124  Zions Bancorporation                1,136,812
                                              --------------
                                                  29,268,763
                                              --------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BEVERAGES -- 1.7%
       27,790 Coca-Cola Enterprises, Inc. $ 1,290,012 48,675 Constellation Brands, Inc.,
                  Class A                          7,421,964
       74,391  Dr Pepper Snapple Group, Inc.       6,980,851
       29,140  Molson Coors Brewing Co.,
                  Class B                          2,636,587
       36,745  Monster Beverage Corp. (a)          4,961,677
       13,695  PepsiCo, Inc.                       1,359,914
                                              --------------
                                                  24,651,005
                                              --------------
               BIOTECHNOLOGY -- 1.0%
       21,808  Alexion Pharmaceuticals,
                  Inc. (a)                         3,182,441
       25,626  Amgen, Inc.                         3,913,859
       22,852  Celgene Corp. (a)                   2,292,513
       13,523  Gilead Sciences, Inc.               1,122,409
       10,083  Regeneron Pharmaceuticals,
                  Inc. (a)                         4,235,768
                                              --------------
                                                  14,746,990
                                              --------------
               BUILDING PRODUCTS -- 0.6%
       63,106  Allegion PLC                        3,821,699
      193,413  Masco Corp.                         5,104,169
                                              --------------
                                                   8,925,868
                                              --------------
               CAPITAL MARKETS -- 1.9%
        8,565  Affiliated Managers Group,
                  Inc. (a)                         1,149,337
       33,197  Bank of New York Mellon
                  (The) Corp.                      1,202,395
       83,109  Charles Schwab (The) Corp.          2,121,773
       46,167  E*TRADE Financial Corp. (a)         1,087,694
      188,300  Franklin Resources, Inc.            6,526,478
       15,185  Goldman Sachs Group (The),
                  Inc.                             2,453,289
       81,744  Invesco Ltd.                        2,446,598
      139,525  Legg Mason, Inc.                    4,272,255
       43,018  Morgan Stanley                      1,113,306
       18,982  Northern Trust Corp.                1,178,403
       58,189  T. Rowe Price Group, Inc.           4,128,510
                                              --------------
                                                  27,680,038
                                              --------------
               CHEMICALS -- 2.8%
       10,517  Air Products and Chemicals,
                  Inc.                             1,332,609
       50,124  Airgas, Inc.                        7,017,360
      169,890  CF Industries Holdings, Inc.        5,096,700
       80,807  Dow Chemical (The) Co.              3,393,894
       20,546  E.I. du Pont de Nemours and
                  Co.                              1,084,007
       61,619  Eastman Chemical Co.                3,771,699
       34,770  International Flavors &
                  Fragrances, Inc.                 4,066,699
       79,784  LyondellBasell Industries N.V.,
                  Class A                          6,220,759
      251,294  Mosaic (The) Co.                    6,056,185
       10,542  Sherwin-Williams (The) Co.          2,695,273
                                              --------------
                                                  40,735,185
                                              --------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.1%
      165,967  ADT (The) Corp.                $    4,909,304
       30,058  Cintas Corp.                        2,582,583
      124,428  Republic Services, Inc.             5,437,504
       51,280  Waste Management, Inc.              2,715,276
                                              --------------
                                                  15,644,667
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.5%
      201,568  Cisco Systems, Inc.                 4,795,303
       14,113  F5 Networks, Inc. (a)               1,323,517
       79,784  Harris Corp.                        6,938,815
       99,159  Juniper Networks, Inc.              2,340,152
       19,991  Motorola Solutions, Inc.            1,334,799
      109,504  QUALCOMM, Inc.                      4,964,911
                                              --------------
                                                  21,697,497
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 1.1%
      146,828  Fluor Corp.                         6,591,109
       99,164  Jacobs Engineering Group,
                  Inc. (a)                         3,890,204
      270,300  Quanta Services, Inc. (a)           5,054,610
                                              --------------
                                                  15,535,923
                                              --------------
               CONSTRUCTION MATERIALS -- 0.5%
       20,038  Martin Marietta Materials, Inc.     2,516,372
       57,635  Vulcan Materials Co.                5,083,407
                                              --------------
                                                   7,599,779
                                              --------------
               CONSUMER FINANCE -- 0.8%
       19,675  American Express Co.                1,052,613
       57,633  Capital One Financial Corp.         3,781,877
       25,520  Discover Financial Services         1,168,561
      478,042  Navient Corp.                       4,570,082
       44,998  Synchrony Financial (a)             1,278,843
                                              --------------
                                                  11,851,976
                                              --------------
               CONTAINERS & PACKAGING -- 1.0%
       87,354  Avery Dennison Corp.                5,318,985
       57,197  Ball Corp.                          3,822,476
       36,297  International Paper Co.             1,241,720
      119,982  WestRock Co.                        4,232,965
                                              --------------
                                                  14,616,146
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 1.1%
       31,505  Berkshire Hathaway, Inc.,
                  Class B (a)                      4,088,404
       21,359  Intercontinental Exchange, Inc.     5,634,504
       27,762  McGraw Hill Financial, Inc.         2,360,325
       71,513  Nasdaq, Inc.                        4,433,806
                                              --------------
                                                  16,517,039
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.7%
       79,535  AT&T, Inc.                          2,868,032
      275,564  CenturyLink, Inc.                   7,004,837
    1,172,072  Frontier Communications Corp.       5,332,927


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES (CONTINUED)
      127,542  Level 3 Communications,
                  Inc. (a)                    $    6,225,325
       59,212  Verizon Communications, Inc.        2,958,824
                                              --------------
                                                  24,389,945
                                              --------------
               ELECTRIC UTILITIES -- 3.7%
       71,390  American Electric Power Co.,
                  Inc.                             4,352,648
       58,270  Duke Energy Corp.                   4,387,731
       92,443  Edison International                5,712,978
       40,035  Entergy Corp.                       2,825,670
       53,589  Eversource Energy                   2,883,088
      197,104  Exelon Corp.                        5,828,365
      172,505  FirstEnergy Corp.                   5,703,015
       40,042  NextEra Energy, Inc.                4,473,092
      159,935  Pepco Holdings, Inc.                4,267,066
       64,515  Pinnacle West Capital Corp.         4,277,990
      121,885  PPL Corp.                           4,273,288
       58,491  Southern (The) Co.                  2,861,380
       76,212  Xcel Energy, Inc.                   2,912,823
                                              --------------
                                                  54,759,134
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.9%
      133,228  Eaton Corp. PLC                     6,729,346
      114,438  Emerson Electric Co.                5,261,859
       13,336  Rockwell Automation, Inc.           1,274,522
                                              --------------
                                                  13,265,727
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.0%
      379,278  Corning, Inc.                       7,058,364
      194,997  FLIR Systems, Inc.                  5,701,712
       21,179  TE Connectivity Ltd.                1,210,592
                                              --------------
                                                  13,970,668
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 2.1%
       65,822  Cameron International
                  Corp. (a)                        4,321,873
      259,411  Diamond Offshore Drilling,
                  Inc.                             4,822,451
      143,396  FMC Technologies, Inc. (a)          3,606,409
      129,471  Helmerich & Payne, Inc.             6,577,127
      207,023  National Oilwell Varco, Inc.        6,736,528
       39,237  Schlumberger Ltd.                   2,835,658
      221,065  Transocean Ltd.                     2,303,497
                                              --------------
                                                  31,203,543
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 2.1%
       42,930  Costco Wholesale Corp.              6,487,582
       27,992  CVS Health Corp.                    2,703,747
      165,747  Kroger (The) Co.                    6,432,641
       64,278  Walgreens Boots Alliance, Inc.      5,124,242
       89,292  Wal-Mart Stores, Inc.               5,925,417
      124,177  Whole Foods Market, Inc.            3,639,628
                                              --------------
                                                  30,313,257
                                              --------------


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS -- 2.6%
      189,018  Archer-Daniels-Midland Co.     $    6,681,786
       52,080  Campbell Soup Co.                   2,937,833
       64,914  ConAgra Foods, Inc.                 2,703,019
       23,732  General Mills, Inc.                 1,341,095
       87,673  Hormel Foods Corp.                  7,049,786
       56,212  J.M. Smucker (The) Co.              7,213,124
       37,869  Kellogg Co.                         2,781,100
       15,993  McCormick & Co., Inc.               1,406,904
       30,517  Mondelez International, Inc.,
                  Class A                          1,315,283
       78,003  Tyson Foods, Inc., Class A          4,162,240
                                              --------------
                                                  37,592,170
                                              --------------
               GAS UTILITIES -- 0.2%
       42,890  AGL Resources, Inc.                 2,726,088
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 2.0%
       35,522  Becton, Dickinson and Co.           5,163,833
      225,592  Boston Scientific Corp. (a)         3,954,628
        7,223  C. R. Bard, Inc.                    1,323,759
       44,976  DENTSPLY International, Inc.        2,648,637
       52,671  Edwards Lifesciences Corp. (a)      4,119,399
        7,617  Intuitive Surgical, Inc. (a)        4,119,654
       71,159  Medtronic PLC                       5,402,391
       22,153  St. Jude Medical, Inc.              1,171,008
       16,936  Varian Medical Systems,
                  Inc. (a)                         1,306,274
                                              --------------
                                                  29,209,583
                                              --------------
               HEALTH CARE PROVIDERS &
                 SERVICES -- 3.7%
       25,313  Aetna, Inc.                         2,577,876
       66,852  AmerisourceBergen Corp.             5,987,265
       39,254  Anthem, Inc.                        5,122,254
       37,406  Cigna Corp.                         4,997,442
       43,828  Henry Schein, Inc. (a)              6,637,312
       30,663  Humana, Inc.                        4,991,630
       56,076  Laboratory Corp. of America
                  Holdings (a)                     6,300,139
       60,535  Patterson Cos., Inc.                2,570,316
       76,941  Quest Diagnostics, Inc.             5,052,715
       46,528  UnitedHealth Group, Inc.            5,358,165
       34,814  Universal Health Services,
                  Inc., Class B                    3,921,449
                                              --------------
                                                  53,516,563
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 1.1%
       25,117  Carnival Corp.                      1,208,881
       35,212  McDonald's Corp.                    4,358,541
       54,081  Royal Caribbean Cruises Ltd.        4,432,479
       91,181  Starbucks Corp.                     5,541,070
                                              --------------
                                                  15,540,971
                                              --------------
               HOUSEHOLD DURABLES -- 2.3%
      216,460  D.R. Horton, Inc.                   5,954,815
      186,527  Garmin Ltd.                         6,562,020


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
       29,050  Harman International
                  Industries, Inc.            $    2,161,029
       85,053  Lennar Corp., Class A               3,584,984
       14,451  Mohawk Industries, Inc. (a)         2,404,791
      124,174  Newell Rubbermaid, Inc.             4,815,468
      307,159  PulteGroup, Inc.                    5,147,985
       18,634  Whirlpool Corp.                     2,504,223
                                              --------------
                                                  33,135,315
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.8%
       16,122  Church & Dwight Co., Inc.           1,354,248
       43,157  Clorox (The) Co.                    5,569,411
       32,678  Kimberly-Clark Corp.                4,196,509
                                              --------------
                                                  11,120,168
                                              --------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.6%
      434,683  AES (The) Corp.                     4,129,488
      465,045  NRG Energy, Inc.                    4,948,079
                                              --------------
                                                   9,077,567
                                              --------------
               INDUSTRIAL CONGLOMERATES
                 -- 1.0%
        9,084  3M Co.                              1,371,684
       29,466  Danaher Corp.                       2,553,229
      222,575  General Electric Co.                6,476,932
       21,919  Roper Technologies, Inc.            3,850,511
                                              --------------
                                                  14,252,356
                                              --------------
               INSURANCE -- 3.9%
       45,689  Aflac, Inc.                         2,648,134
       66,998  Allstate (The) Corp.                4,060,079
       67,128  American International Group,
                  Inc.                             3,791,389
       67,961  Assurant, Inc.                      5,525,909
       11,711  Chubb Ltd.                          1,324,163
      117,174  Cincinnati Financial Corp.          6,752,738
       62,973  Hartford Financial Services
                  Group (The), Inc.                2,530,255
       54,453  Lincoln National Corp.              2,148,715
       86,287  MetLife, Inc.                       3,852,715
       60,845  Principal Financial Group,
                  Inc.                             2,312,110
      218,025  Progressive (The) Corp.             6,813,281
       33,617  Prudential Financial, Inc.          2,355,879
       23,940  Torchmark Corp.                     1,300,900
       48,499  Travelers (The) Cos., Inc.          5,191,333
      176,958  XL Group PLC                        6,416,497
                                              --------------
                                                  57,024,097
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 1.5%
       10,258  Amazon.com, Inc. (a)                6,021,446
       44,035  Expedia, Inc.                       4,449,296
       60,615  Netflix, Inc. (a)                   5,566,882
        2,147  Priceline Group (The),
                  Inc. (a)                         2,286,491
       64,206  TripAdvisor, Inc. (a)               4,286,392
                                              --------------
                                                  22,610,507
                                              --------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES
                 -- 1.3%
        8,911  Alphabet, Inc., Class A (a)    $    6,784,390
       66,245  Facebook, Inc., Class A (a)         7,433,351
       62,655  VeriSign, Inc. (a)                  4,736,718
                                              --------------
                                                  18,954,459
                                              --------------
               IT SERVICES -- 2.7%
       39,808  Accenture PLC, Class A              4,201,336
        4,948  Alliance Data Systems
                  Corp. (a)                          988,561
       16,152  Automatic Data Processing,
                  Inc.                             1,342,070
       22,799  Cognizant Technology
                  Solutions Corp.,
                  Class A (a)                      1,443,405
       45,613  CSRA, Inc.                          1,221,516
       22,581  Fidelity National Information
                  Services, Inc.                   1,348,763
       29,923  Fiserv, Inc. (a)                    2,829,519
       30,228  International Business
                  Machines Corp.                   3,772,152
       14,055  MasterCard, Inc., Class A           1,251,317
       78,652  Paychex, Inc.                       3,764,285
      139,221  Total System Services, Inc.         5,591,115
       53,642  Visa, Inc., Class A                 3,995,792
      152,808  Western Union (The) Co.             2,726,095
      514,918  Xerox Corp.                         5,020,450
                                              --------------
                                                  39,496,376
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 1.0%
       65,458  Agilent Technologies, Inc.          2,464,494
        7,129  Illumina, Inc. (a)                  1,126,025
       77,654  PerkinElmer, Inc.                   3,752,241
       38,587  Thermo Fisher Scientific, Inc.      5,095,799
       20,336  Waters Corp. (a)                    2,464,927
                                              --------------
                                                  14,903,486
                                              --------------
               MACHINERY -- 2.9%
       61,211  Caterpillar, Inc.                   3,809,773
       78,777  Cummins, Inc.                       7,081,265
       17,941  Deere & Co.                         1,381,636
       67,851  Dover Corp.                         3,965,891
       65,038  Flowserve Corp.                     2,513,068
      146,270  PACCAR, Inc.                        7,177,469
       42,895  Parker-Hannifin Corp.               4,167,678
       55,255  Pentair PLC                         2,603,616
       31,929  Snap-on, Inc.                       5,158,449
       38,976  Stanley Black & Decker, Inc.        3,676,996
       37,490  Xylem, Inc.                         1,347,765
                                              --------------
                                                  42,883,606
                                              --------------
               MEDIA -- 3.2%
      171,586  Cablevision Systems Corp.,
                  Class A                          5,475,309
       29,034  CBS Corp., Class B                  1,379,115
       48,499  Comcast Corp., Class A              2,701,879
      297,818  Interpublic Group of Cos.
                  (The), Inc.                      6,683,036
       54,982  Omnicom Group, Inc.                 4,032,930


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEDIA (CONTINUED)
       49,571  Scripps Networks Interactive,
                  Inc., Class A               $    3,022,344
      271,677  TEGNA, Inc.                         6,522,965
       14,746  Time Warner Cable, Inc.             2,683,919
       42,319  Time Warner, Inc.                   2,980,950
      255,272  Twenty-First Century Fox,
                  Inc., Class A                    6,884,686
      101,067  Viacom, Inc., Class B               4,612,698
                                              --------------
                                                  46,979,831
                                              --------------
               METALS & MINING -- 1.1%
      554,567  Alcoa, Inc.                         4,042,793
      385,392  Newmont Mining Corp.                7,692,424
      103,224  Nucor Corp.                         4,032,962
                                              --------------
                                                  15,768,179
                                              --------------
               MULTILINE RETAIL -- 2.0%
       19,040  Dollar General Corp.                1,429,142
       89,785  Dollar Tree, Inc. (a)               7,301,316
      145,564  Kohl's Corp.                        7,241,809
      156,477  Macy's, Inc.                        6,323,236
       54,945  Nordstrom, Inc.                     2,697,800
       57,291  Target Corp.                        4,149,014
                                              --------------
                                                  29,142,317
                                              --------------
               MULTI-UTILITIES -- 3.3%
      126,615  Ameren Corp.                        5,687,546
       74,531  CenterPoint Energy, Inc.            1,331,869
       75,853  CMS Energy Corp.                    2,949,165
       64,726  Consolidated Edison, Inc.           4,491,337
       68,258  DTE Energy Co.                      5,802,612
      140,276  NiSource, Inc.                      2,947,199
       78,209  PG&E Corp.                          4,294,456
      179,199  Public Service Enterprise
                  Group, Inc.                      7,400,919
       90,487  SCANA Corp.                         5,696,157
       29,112  Sempra Energy                       2,758,362
      205,388  TECO Energy, Inc.                   5,570,122
                                              --------------
                                                  48,929,744
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 5.2%
       77,070  Chevron Corp.                       6,664,243
       89,097  ConocoPhillips                      3,481,911
      526,572  CONSOL Energy, Inc.                 4,180,982
       79,799  EQT Corp.                           4,926,790
       70,219  Exxon Mobil Corp.                   5,466,549
      112,904  Hess Corp.                          4,798,420
      183,431  Kinder Morgan, Inc.                 3,017,440
      434,756  Marathon Oil Corp.                  4,230,176
      133,742  Marathon Petroleum Corp.            5,589,078
      243,812  Murphy Oil Corp.                    4,781,153
      126,326  Noble Energy, Inc.                  4,089,173
       84,758  Phillips 66                         6,793,354
      111,206  Range Resources Corp.               3,287,249
       57,159  Spectra Energy Corp.                1,569,014
       65,799  Tesoro Corp.                        5,740,963
       98,051  Valero Energy Corp.                 6,654,721
                                              --------------
                                                  75,271,216
                                              --------------


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PERSONAL PRODUCTS -- 0.2%
       31,079  Estee Lauder (The) Cos., Inc.,
                  Class A                     $    2,649,485
                                              --------------
               PHARMACEUTICALS -- 1.2%
       17,515  Allergan PLC (a)                    4,981,791
       39,785  Bristol-Myers Squibb Co.            2,473,036
       13,322  Johnson & Johnson                   1,391,350
      103,627  Merck & Co., Inc.                   5,250,780
       50,616  Mylan N.V. (a)                      2,666,957
       28,556  Zoetis, Inc.                        1,229,336
                                              --------------
                                                  17,993,250
                                              --------------
               PROFESSIONAL SERVICES -- 0.6%
       49,148  Equifax, Inc.                       5,199,858
       29,028  Robert Half International,
                  Inc.                             1,270,556
       35,598  Verisk Analytics, Inc. (a)          2,598,654
                                              --------------
                                                   9,069,068
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 3.7%
       14,114  American Tower Corp.                1,331,515
       14,863  AvalonBay Communities, Inc.         2,548,856
       10,729  Boston Properties, Inc.             1,246,817
       31,657  Crown Castle International
                  Corp.                            2,728,834
       18,100  Equinix, Inc.                       5,621,317
       33,543  Equity Residential                  2,585,830
       17,376  Essex Property Trust, Inc.          3,702,999
       89,204  Host Hotels & Resorts, Inc.         1,235,475
      157,215  Kimco Realty Corp.                  4,274,676
       85,924  Macerich (The) Co.                  6,699,494
      114,702  Plum Creek Timber Co., Inc.         4,646,578
       96,923  Prologis, Inc.                      3,825,551
       27,990  Public Storage                      7,097,144
       80,572  Realty Income Corp.                 4,495,112
        7,038  Simon Property Group, Inc.          1,311,039
       13,689  Vornado Realty Trust                1,210,929
                                              --------------
                                                  54,562,166
                                              --------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.3%
      158,287  CBRE Group, Inc., Class A (a)       4,427,287
                                              --------------
               ROAD & RAIL -- 1.6%
      210,928  CSX Corp.                           4,855,563
       18,653  J.B. Hunt Transport Services,
                  Inc.                             1,356,073
       55,711  Kansas City Southern                3,948,796
       49,177  Norfolk Southern Corp.              3,466,978
       96,315  Ryder System, Inc.                  5,121,068
       69,995  Union Pacific Corp.                 5,039,640
                                              --------------
                                                  23,788,118
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 3.0%
       73,294  Applied Materials, Inc.             1,293,639
        1,000  Broadcom Corp., Class A                54,670
       47,766  Broadcom Ltd.                       6,386,792
      105,064  First Solar, Inc. (a)               7,213,694


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 (CONTINUED)
      201,254  Intel Corp.                    $    6,242,899
       39,463  KLA-Tencor Corp.                    2,643,626
       68,919  Lam Research Corp.                  4,947,695
       29,403  Microchip Technology, Inc.          1,317,549
      489,633  Micron Technology, Inc. (a)         5,400,652
      210,352  NVIDIA Corp.                        6,161,210
       49,932  Texas Instruments, Inc.             2,642,901
                                              --------------
                                                  44,305,327
                                              --------------
               SOFTWARE -- 2.9%
      179,106  Activision Blizzard, Inc.           6,236,471
       58,267  Adobe Systems, Inc. (a)             5,193,338
       68,274  Autodesk, Inc. (a)                  3,196,589
      145,655  CA, Inc.                            4,184,668
       54,989  Citrix Systems, Inc. (a)            3,874,525
       19,913  Electronic Arts, Inc. (a)           1,285,284
       98,659  Microsoft Corp.                     5,435,124
       74,919  Oracle Corp.                        2,720,309
       66,098  Red Hat, Inc. (a)                   4,630,165
       69,816  salesforce.com, Inc. (a)            4,751,677
       65,162  Symantec Corp.                      1,292,814
                                              --------------
                                                  42,800,964
                                              --------------
               SPECIALTY RETAIL -- 5.2%
       22,937  AutoNation, Inc. (a)                  992,025
        5,607  AutoZone, Inc. (a)                  4,302,756
      143,693  Bed Bath & Beyond, Inc. (a)         6,203,227
      227,691  Best Buy Co., Inc.                  6,359,410
      247,261  GameStop Corp., Class A             6,480,711
      280,696  Gap (The), Inc.                     6,938,805
       52,425  Home Depot (The), Inc.              6,592,968
       43,414  L Brands, Inc.                      4,174,256
       91,178  Lowe's Cos., Inc.                   6,533,815
       16,415  O'Reilly Automotive, Inc. (a)       4,282,674
      128,846  Ross Stores, Inc.                   7,248,876
       11,063  Signet Jewelers Ltd.                1,283,308
      144,498  Staples, Inc.                       1,288,922
       17,937  Tiffany & Co.                       1,145,098
       38,595  TJX (The) Cos., Inc.                2,749,508
       32,009  Tractor Supply Co.                  2,826,715
      304,756  Urban Outfitters, Inc. (a)          6,972,817
                                              --------------
                                                  76,375,891
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.9%
      106,573  EMC Corp.                           2,639,813
      456,131  Hewlett Packard Enterprise Co.      6,276,363
      585,574  HP, Inc.                            5,685,923
       51,579  NetApp, Inc.                        1,131,127
       18,008  SanDisk Corp.                       1,273,166
      189,122  Seagate Technology PLC              5,493,994
      115,457  Western Digital Corp.               5,539,627
                                              --------------
                                                  28,040,013
                                              --------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 1.6%
       41,809  Coach, Inc.                         1,549,023
       46,497  Hanesbrands, Inc.                   1,421,413


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY
                 GOODS (CONTINUED)
      173,070  Michael Kors Holdings Ltd. (a) $    6,905,493
       43,789  NIKE, Inc., Class B                 2,715,356
       74,319  PVH Corp.                           5,453,528
       49,099  Ralph Lauren Corp.                  5,523,638
                                              --------------
                                                  23,568,451
                                              --------------
               TOBACCO -- 0.7%
       71,464  Altria Group, Inc.                  4,367,165
      118,604  Reynolds American, Inc.             5,924,270
                                              --------------
                                                  10,291,435
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 0.4%
       33,523  Fastenal Co.                        1,359,693
       37,728  United Rentals, Inc. (a)            1,807,549
       13,509  W.W. Grainger, Inc.                 2,657,085
                                              --------------
                                                   5,824,327
                                              --------------
               TOTAL INVESTMENTS -- 100.0%     1,460,924,812
               (Cost $1,518,118,331) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                221,751
                                              --------------
               NET ASSETS -- 100.0%           $1,461,146,563
                                              ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $90,860,717 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $148,054,236.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*      $1,460,924,812      $      --    $      --
                    ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 36                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.7%
       30,000  Esterline Technologies
                  Corp. (a)                   $    2,361,300
       31,930  Huntington Ingalls Industries,
                  Inc.                             4,083,208
       27,399  Teledyne Technologies,
                  Inc. (a)                         2,226,169
      101,889  Triumph Group, Inc.                 2,598,170
                                              --------------
                                                  11,268,847
                                              --------------
               AIRLINES -- 0.9%
       40,242  Alaska Air Group, Inc.              2,833,037
      143,047  JetBlue Airways Corp. (a)           3,048,331
                                              --------------
                                                   5,881,368
                                              --------------
               AUTO COMPONENTS -- 0.8%
      293,482  Dana Holding Corp.                  3,489,501
      151,780  Gentex Corp.                        2,077,868
                                              --------------
                                                   5,567,369
                                              --------------
               AUTOMOBILES -- 0.6%
       72,129  Thor Industries, Inc.               3,781,723
                                              --------------
               BANKS -- 4.5%
       86,401  Associated Banc-Corp.               1,516,338
       33,767  BancorpSouth, Inc.                    705,055
       81,886  Bank of the Ozarks, Inc.            3,630,825
       25,856  Cathay General Bancorp                723,968
       13,497  Cullen/Frost Bankers, Inc.            645,966
       38,977  East West Bancorp, Inc.             1,263,634
      149,307  First Niagara Financial Group,
                  Inc.                             1,461,716
       86,861  FirstMerit Corp.                    1,683,366
       62,263  Fulton Financial Corp.                800,080
       96,548  Hancock Holding Co.                 2,313,290
       94,553  International Bancshares Corp.      2,192,684
       18,794  PacWest Bancorp                       689,928
       50,770  Prosperity Bancshares, Inc.         2,152,648
       21,123  Signature Bank (a)                  2,943,279
       75,044  Synovus Financial Corp.             2,291,093
      172,096  TCF Financial Corp.                 2,066,873
       70,313  Trustmark Corp.                     1,521,573
       50,944  Umpqua Holdings Corp.                 737,669
       43,558  Webster Financial Corp.             1,444,819
                                              --------------
                                                  30,784,804
                                              --------------
               BIOTECHNOLOGY -- 0.3%
       15,518  United Therapeutics Corp. (a)       1,911,507
                                              --------------
               BUILDING PRODUCTS -- 1.6%
       52,868  A.O. Smith Corp.                    3,692,830
       72,972  Fortune Brands Home &
                  Security, Inc.                   3,545,710
       32,426  Lennox International, Inc.          3,885,283
                                              --------------
                                                  11,123,823
                                              --------------
               CAPITAL MARKETS -- 1.6%
       24,980  Eaton Vance Corp.                     715,927
       28,274  Federated Investors, Inc.,
                  Class B                            715,049
      114,978  Janus Capital Group, Inc.           1,447,573
       41,921  Raymond James Financial, Inc.       1,836,559


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       46,374  SEI Investments Co.            $    1,819,716
       19,123  Stifel Financial Corp. (a)            639,856
      141,314  Waddell & Reed Financial, Inc.,
                  Class A                          3,877,656
                                              --------------
                                                  11,052,336
                                              --------------
               CHEMICALS -- 1.8%
       70,651  Minerals Technologies, Inc.         2,895,984
      187,721  Olin Corp.                          3,179,994
       25,505  PolyOne Corp.                         690,165
       18,382  RPM International, Inc.               721,494
       50,223  Scotts Miracle-Gro (The) Co.,
                  Class A                          3,449,316
       19,533  Valspar (The) Corp.                 1,530,020
                                              --------------
                                                  12,466,973
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 2.0%
       38,898  Clean Harbors, Inc. (a)             1,723,570
       21,312  Copart, Inc. (a)                      714,165
       59,406  Deluxe Corp.                        3,320,795
       84,672  Herman Miller, Inc.                 2,169,297
       44,927  HNI Corp.                           1,528,417
       18,637  MSA Safety, Inc.                      797,664
       57,527  Waste Connections, Inc.             3,449,894
                                              --------------
                                                  13,703,802
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.1%
       79,492  ARRIS International PLC (a)         2,024,661
       78,302  Ciena Corp. (a)                     1,391,427
       33,034  InterDigital, Inc.                  1,487,851
       17,084  Plantronics, Inc.                     765,876
      193,010  Polycom, Inc. (a)                   1,966,772
                                              --------------
                                                   7,636,587
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 0.1%
       18,879  Granite Construction, Inc.            729,296
                                              --------------
               CONTAINERS & PACKAGING -- 1.4%
       22,296  AptarGroup, Inc.                    1,625,378
       36,247  Bemis Co., Inc.                     1,735,144
       52,584  Greif, Inc., Class A                1,389,795
       12,850  Packaging Corp. of America            653,166
       30,153  Silgan Holdings, Inc.               1,594,189
       59,458  Sonoco Products Co.                 2,349,186
                                              --------------
                                                   9,346,858
                                              --------------
               DISTRIBUTORS -- 0.4%
      109,348  LKQ Corp. (a)                       2,996,135
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 1.0%
      160,016  DeVry Education Group,
                  Inc. (b)                         3,184,319
        3,341  Graham Holdings Co., Class B        1,619,349
       31,128  Service Corp. International           752,986
       62,892  Sotheby's                           1,477,333
                                              --------------
                                                   7,033,987
                                              --------------


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES
                 -- 1.4%
       12,482  CBOE Holdings, Inc.            $      831,551
        9,964  FactSet Research Systems, Inc.      1,501,575
       36,292  MarketAxess Holdings, Inc.          4,218,219
       44,921  MSCI, Inc.                          3,092,361
                                              --------------
                                                   9,643,706
                                              --------------
               ELECTRIC UTILITIES -- 2.4%
       31,031  Cleco Corp.                         1,648,987
      118,642  Great Plains Energy, Inc.           3,307,739
       55,956  Hawaiian Electric Industries,
                  Inc.                             1,674,203
       35,735  IDACORP, Inc.                       2,486,799
       92,431  OGE Energy Corp.                    2,424,465
       79,492  PNM Resources, Inc.                 2,496,844
       57,298  Westar Energy, Inc.                 2,495,901
                                              --------------
                                                  16,534,938
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.8%
       17,324  Acuity Brands, Inc.                 3,506,898
       16,033  Hubbell, Inc., Class B              1,449,864
       13,839  Regal Beloit Corp.                    777,890
                                              --------------
                                                   5,734,652
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 3.8%
       59,803  Arrow Electronics, Inc. (a)         3,085,835
       94,538  Avnet, Inc.                         3,773,957
       26,662  Ingram Micro, Inc., Class A           751,868
       36,339  IPG Photonics Corp. (a)             2,937,281
      139,116  Jabil Circuit, Inc.                 2,769,800
      114,369  Keysight Technologies,
                  Inc. (a)                         2,676,235
       60,769  Knowles Corp. (a) (b)                 826,458
       27,022  SYNNEX Corp.                        2,268,497
       61,015  Tech Data Corp. (a)                 3,807,336
      268,882  Vishay Intertechnology, Inc.        3,081,388
                                              --------------
                                                  25,978,655
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 2.9%
      395,898  Atwood Oceanics, Inc. (b)           2,426,855
       68,375  Dril-Quip, Inc. (a)                 4,009,510
      307,113  Noble Corp. PLC (b)                 2,392,410
      107,944  Oceaneering International,
                  Inc.                             3,653,905
      148,627  Oil States International,
                  Inc. (a)                         4,195,740
      214,855  Patterson-UTI Energy, Inc.          3,089,615
                                              --------------
                                                  19,768,035
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 1.0%
       33,624  Casey's General Stores, Inc.        4,059,762
       82,315  United Natural Foods, Inc. (a)      2,882,671
                                              --------------
                                                   6,942,433
                                              --------------
               FOOD PRODUCTS -- 2.3%
       37,695  Flowers Foods, Inc.                   774,256
       20,056  Hain Celestial Group (The),
                  Inc. (a)                           729,637


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
       33,810  Ingredion, Inc.                $    3,405,343
       35,075  Lancaster Colony Corp.              3,566,426
       65,638  Post Holdings, Inc. (a)             3,839,823
       30,973  TreeHouse Foods, Inc. (a)           2,458,017
       20,815  WhiteWave Foods (The) Co. (a)         785,766
                                              --------------
                                                  15,559,268
                                              --------------
               GAS UTILITIES -- 1.9%
       38,548  Atmos Energy Corp.                  2,668,292
       48,434  ONE Gas, Inc.                       2,739,427
      124,748  Questar Corp.                       2,543,612
       47,988  UGI Corp.                           1,631,592
       51,435  WGL Holdings, Inc.                  3,435,344
                                              --------------
                                                  13,018,267
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 2.4%
       49,205  Align Technology, Inc. (a)          3,254,419
        6,035  Cooper (The) Cos., Inc.               791,490
       16,851  Hill-Rom Holdings, Inc.               823,677
       41,873  Hologic, Inc. (a)                   1,421,170
       11,106  IDEXX Laboratories, Inc. (a)          778,975
       15,085  ResMed, Inc.                          855,319
       22,179  Sirona Dental Systems, Inc. (a)     2,357,406
       53,759  STERIS PLC                          3,722,273
        6,164  Teleflex, Inc.                        836,393
       26,900  West Pharmaceutical Services,
                  Inc.                             1,539,218
                                              --------------
                                                  16,380,340
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 3.6%
       53,289  AmSurg Corp. (a)                    3,900,222
       61,541  Centene Corp. (a)                   3,819,234
      152,656  Community Health Systems,
                  Inc. (a)                         3,279,051
       59,160  Health Net, Inc. (a)                3,917,575
       44,139  LifePoint Health, Inc. (a)          3,080,461
       11,306  MEDNAX, Inc. (a)                      785,315
       40,415  Molina Healthcare, Inc. (a)         2,219,188
       44,180  VCA, Inc. (a)                       2,265,108
       20,716  WellCare Health Plans, Inc. (a)     1,574,002
                                              --------------
                                                  24,840,156
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.4%
      210,665  Allscripts Healthcare
                  Solutions, Inc. (a)              2,902,964
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.1%
       33,789  Brinker International, Inc.         1,680,665
        5,072  Buffalo Wild Wings, Inc. (a)          772,465
       35,133  Cheesecake Factory (The), Inc.      1,696,924
        6,387  Cracker Barrel Old Country
                  Store, Inc. (b)                    838,166
       21,843  Domino's Pizza, Inc.                2,488,573
       72,063  International Speedway Corp.,
                  Class A                          2,460,231
       12,477  Panera Bread Co., Class A (a)       2,420,538


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
      225,631  Wendy's (The) Co.              $    2,308,205
                                              --------------
                                                  14,665,767
                                              --------------
               HOUSEHOLD DURABLES -- 3.3%
      106,807  CalAtlantic Group, Inc.             3,470,159
       70,903  Jarden Corp. (a)                    3,761,404
      328,467  KB Home (b)                         3,567,152
       31,725  M.D.C. Holdings, Inc.                 690,336
        2,466  NVR, Inc. (a)                       4,071,366
       45,982  Tempur Sealy International,
                  Inc. (a)                         2,774,554
      255,722  TRI Pointe Group, Inc. (a)          2,695,310
       29,111  Tupperware Brands Corp. (b)         1,351,624
                                              --------------
                                                  22,381,905
                                              --------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.6%
      520,067  Talen Energy Corp. (a)              3,718,479
                                              --------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.2%
       18,268  Carlisle Cos., Inc.                 1,528,666
                                              --------------
               INSURANCE -- 6.5%
        6,782  Alleghany Corp. (a)                 3,241,253
       56,191  American Financial Group, Inc.      3,988,437
       39,567  Arthur J. Gallagher & Co.           1,489,302
       67,083  Aspen Insurance Holdings Ltd.       3,120,030
       25,236  Brown & Brown, Inc.                   763,389
      169,723  CNO Financial Group, Inc.           2,953,180
       37,977  Endurance Specialty Holdings
                  Ltd.                             2,351,916
       22,120  Everest Re Group, Ltd.              3,958,153
       67,691 First American Financial Corp. 2,326,540 29,872 Hanover Insurance Group
                  (The), Inc.                      2,434,269
       65,237  Kemper Corp.                        2,254,591
      217,394  Old Republic International
                  Corp.                            3,930,484
       34,302  Primerica, Inc.                     1,543,933
       28,403  Reinsurance Group of America,
                  Inc.                             2,392,385
       28,628  RenaissanceRe Holdings Ltd.         3,224,944
       28,450  StanCorp Financial Group, Inc.      3,262,077
       29,587  W. R. Berkley Corp.                 1,483,788
                                              --------------
                                                  44,718,671
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 0.1%
       15,984  HSN, Inc.                             752,207
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.9%
       49,201  j2 Global, Inc.                     3,567,565
      127,964  Rackspace Hosting, Inc. (a)         2,586,152
                                              --------------
                                                   6,153,717
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               IT SERVICES -- 4.1%
       38,717  Acxiom Corp. (a)               $      724,008
       30,154  Broadridge Financial
                  Solutions, Inc.                  1,615,048
       49,569  Computer Sciences Corp.             1,589,678
      162,716  Convergys Corp.                     3,976,779
       21,307  DST Systems, Inc.                   2,245,971
       26,795  Gartner, Inc. (a)                   2,355,012
       62,782  Global Payments, Inc.               3,700,999
       41,506  Jack Henry & Associates, Inc.       3,369,457
       71,984  Leidos Holdings, Inc. (b)           3,319,902
       14,397  MAXIMUS, Inc.                         768,368
      168,965  NeuStar, Inc., Class A (a) (b)      4,153,160
                                              --------------
                                                  27,818,382
                                              --------------
               LEISURE PRODUCTS -- 0.6%
       48,108  Brunswick Corp.                     1,917,104
       28,274  Polaris Industries, Inc.            2,087,752
                                              --------------
                                                   4,004,856
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 1.3%
        5,844  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        745,753
       50,381  Charles River Laboratories
                  International, Inc. (a)          3,739,782
        4,775  Mettler-Toledo International,
                  Inc. (a)                         1,493,859
       47,563  PAREXEL International
                  Corp. (a)                        3,042,129
                                              --------------
                                                   9,021,523
                                              --------------
               MACHINERY -- 5.1%
       89,230  AGCO Corp.                          4,351,747
       48,916  CLARCOR, Inc.                       2,292,204
       50,792  Crane Co.                           2,425,826
       28,264  Donaldson Co., Inc.                   796,480
       22,479  Graco, Inc.                         1,633,774
       10,572  IDEX Corp.                            766,576
       89,210  ITT Corp.                           2,894,864
       12,624  Nordson Corp.                         762,868
       82,991  Oshkosh Corp.                       2,732,894
      219,158  Terex Corp.                         4,909,139
       44,343  Toro (The) Co.                      3,304,440
      168,613  Trinity Industries, Inc.            3,611,690
       15,283  Valmont Industries, Inc. (b)        1,629,015
       22,780  Wabtec Corp.                        1,456,781
       32,619  Woodward, Inc.                      1,506,672
                                              --------------
                                                  35,074,970
                                              --------------
               MARINE -- 0.6%
       76,967  Kirby Corp. (a)                     3,898,379
                                              --------------
               MEDIA -- 1.9%
       32,542  AMC Networks, Inc.,
                  Class A (a)                      2,368,732
        1,869  Cable One, Inc.                       803,651
       48,459  Cinemark Holdings, Inc.             1,429,056
      157,164  DreamWorks Animation SKG,
                  Inc., Class A (a)                4,029,685


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       53,965  John Wiley & Sons, Inc.,
                  Class A                     $    2,255,737
       32,966  Live Nation Entertainment,
                  Inc. (a)                           748,328
       37,454  Meredith Corp.                      1,584,679
                                              --------------
                                                  13,219,868
                                              --------------
               METALS & MINING -- 2.4%
       80,277  Carpenter Technology Corp.          2,228,490
      295,839  Commercial Metals Co.               4,118,079
       32,281  Compass Minerals
                  International, Inc.              2,416,233
       69,935  Reliance Steel & Aluminum Co.       3,982,099
       45,324  Steel Dynamics, Inc.                  831,695
      406,022  United States Steel Corp. (b)       2,842,154
                                              --------------
                                                  16,418,750
                                              --------------
               MULTILINE RETAIL -- 0.5%
       84,072  Big Lots, Inc.                      3,260,312
                                              --------------
               MULTI-UTILITIES -- 1.1%
       38,914  Alliant Energy Corp.                2,542,641
      132,640  MDU Resources Group, Inc.           2,238,963
       57,285  Vectren Corp.                       2,396,804
                                              --------------
                                                   7,178,408
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 3.4%
    1,390,573  California Resources Corp. (b)      1,988,519
       39,525  Energen Corp.                       1,394,047
      101,530  HollyFrontier Corp.                 3,550,504
      181,347  QEP Resources, Inc.                 2,324,869
      206,001  SM Energy Co. (b)                   2,879,894
      113,702  Western Refining, Inc.              3,740,796
       84,244  World Fuel Services Corp.           3,281,304
      705,579  WPX Energy, Inc. (a)                3,824,238
                                              --------------
                                                  22,984,171
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.9%
      109,606  Domtar Corp.                        3,534,793
      179,905  Louisiana-Pacific Corp. (a)         2,828,107
                                              --------------
                                                   6,362,900
                                              --------------
               PHARMACEUTICALS -- 0.5%
       65,130  Akorn, Inc. (a)                     1,692,729
       64,727  Catalent, Inc. (a)                  1,523,026
                                              --------------
                                                   3,215,755
                                              --------------
               PROFESSIONAL SERVICES -- 0.3%
       23,371  FTI Consulting, Inc. (a)              792,043
       19,222  ManpowerGroup, Inc.                 1,467,600
                                              --------------
                                                   2,259,643
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 6.1%
       17,929  Alexandria Real Estate
                  Equities, Inc.                   1,419,618
       39,190  American Campus
                  Communities, Inc.                1,653,818
       10,551  Camden Property Trust                 805,041


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                 (CONTINUED)
       26,500 Care Capital Properties, Inc. $ 793,410 37,108 Corporate Office Properties
                  Trust                              827,508
      122,308  Corrections Corp. of America        3,523,694
       77,936  Douglas Emmett, Inc.                2,305,347
       38,536  Duke Realty Corp.                     775,730
       59,668  Equity One, Inc.                    1,653,997
       36,732  Extra Space Storage, Inc.           3,331,225
       11,085  Federal Realty Investment
                  Trust                            1,671,951
       37,153  Highwoods Properties, Inc.          1,571,200
       30,977  Hospitality Properties Trust          730,748
       40,511  Lamar Advertising Co., Class A      2,273,072
       32,196  LaSalle Hotel Properties              713,463
       26,088  Liberty Property Trust                764,900
       35,677  Mid-America Apartment
                  Communities, Inc.                3,347,216
       60,676  National Retail Properties,
                  Inc.                             2,605,428
       23,159  Omega Healthcare Investors,
                  Inc.                               734,372
       23,785  Regency Centers Corp.               1,721,796
       54,583  Senior Housing Properties
                  Trust                              790,362
       30,190  Sovran Self Storage, Inc.           3,401,809
       21,114  Taubman Centers, Inc.               1,499,939
       86,243  UDR, Inc.                           3,069,388
                                              --------------
                                                  41,985,032
                                              --------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.4%
       20,267  Jones Lang LaSalle, Inc.            2,851,972
                                              --------------
               ROAD & RAIL -- 1.7%
       75,433  Genesee & Wyoming, Inc.,
                  Class A (a)                      3,739,968
       13,808  Landstar System, Inc.                 792,717
       54,850  Old Dominion Freight Line,
                  Inc. (a)                         3,007,426
      173,154  Werner Enterprises, Inc.            4,181,669
                                              --------------
                                                  11,721,780
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 --2.0%
    1,128,932  Advanced Micro Devices,
                  Inc. (a) (b)                     2,483,650
      156,448  Fairchild Semiconductor
                  International, Inc. (a)          3,205,619
      153,702  Integrated Device Technology,
                  Inc. (a)                         3,916,327
       33,376  Silicon Laboratories, Inc. (a)      1,521,946
       30,245  Synaptics, Inc. (a)                 2,217,261
                                              --------------
                                                  13,344,803
                                              --------------
               SOFTWARE -- 3.7%
        8,756  ANSYS, Inc. (a)                       772,192
       77,847  Cadence Design Systems,
                  Inc. (a)                         1,522,687
       34,399  Fair Isaac Corp.                    3,287,512
       48,962  Manhattan Associates, Inc. (a)      2,822,659
      175,899  Mentor Graphics Corp.               3,057,125


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       68,760  SolarWinds, Inc. (a)           $    4,122,162
       44,321  Solera Holdings, Inc.               2,404,858
       17,757  Synopsys, Inc. (a)                    761,775
       23,231  Tyler Technologies, Inc. (a)        3,648,661
       16,570  Ultimate Software Group (The),
                  Inc. (a)                         2,910,189
                                              --------------
                                                  25,309,820
                                              --------------
               SPECIALTY RETAIL -- 3.8%
      180,884  Aaron's, Inc.                       4,138,626
       60,000  Abercrombie & Fitch Co.,
                  Class A                          1,574,400
      209,031  American Eagle Outfitters,
                  Inc. (b)                         3,060,214
       34,670  Cabela's, Inc. (a) (b)              1,458,567
       62,084  CST Brands, Inc.                    2,405,134
       24,890  Foot Locker, Inc.                   1,681,568
      171,613  Guess?, Inc.                        3,181,705
       53,342  Murphy USA, Inc. (a)                3,085,835
      270,540  Rent-A-Center, Inc.                 3,684,755
       27,732  Williams-Sonoma, Inc.               1,432,635
                                              --------------
                                                  25,703,439
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.1%
       24,964  Lexmark International, Inc.,
                  Class A                            704,234
                                              --------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.8%
        9,098  Carter's, Inc.                        884,507
       85,806  Deckers Outdoor Corp. (a)           4,243,965
                                              --------------
                                                   5,128,472
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.3%
       49,631  New York Community Bancorp,
                  Inc.                               768,288
       67,984  Washington Federal, Inc.            1,451,458
                                              --------------
                                                   2,219,746
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 1.1%
       76,148  GATX Corp.                          3,120,545
       43,188  MSC Industrial Direct Co.,
                  Inc.,  Class A                   2,799,014
       13,828  Watsco, Inc.                        1,606,952
                                              --------------
                                                   7,526,511
                                              --------------
               WATER UTILITIES -- 0.4%
       81,544  Aqua America, Inc.                  2,571,082
                                              --------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.5%
      156,433  Telephone and Data Systems,
                  Inc.                             3,627,681
                                              --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                      683,920,730
               (Cost $735,535,066)            --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS -- 1.5%
   10,467,887  Goldman Sachs Financial
                Square Treasury Obligations
                Fund - Institutional Class -
                0.21% (c) (d)                 $   10,467,887
               (Cost $10,467,887)             --------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.3%
$   3,141,001  JPMorgan Chase & Co.,
                0.25% (c), dated 01/29/16,
                due 02/01/16, with a
                maturity value of $3,141,067.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 1.500%, due 05/31/19. The
                value of the collateral
                including accrued interest
                is $3,211,966. (d)                 3,141,001
   12,644,932  RBC Capital Markets LLC,
                0.29% (c), dated 01/29/16,
                due 02/01/16, with a
                maturity value of
                $12,645,238. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.375% to
                1.500%, due 09/30/18 to
                05/31/20. The value of the
                collateral including accrued
                interest is $12,943,956. (d)      12,644,932
                                              --------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 2.3%              15,785,933
               (Cost $15,785,933)             --------------

               TOTAL INVESTMENTS -- 103.8%       710,174,550
               (Cost $761,788,886) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.8)%          (25,875,340)
                                              --------------
               NET ASSETS -- 100.0%           $  684,299,210
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $26,486,774 and the total value of the collateral held by the Fund is $26,253,820.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $40,323,946 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $91,938,282.


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*        $683,920,730   $        --     $      --
Money Market
   Funds                10,467,887            --            --
Repurchase
   Agreements                   --    15,785,933            --
                      ----------------------------------------
Total Investments     $694,388,617   $15,785,933     $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $   26,486,774
Non-cash Collateral(2)                           (26,253,820)
                                              --------------
Net Amount                                    $      232,954
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016 the last business day of the period, there was sufficient collateral based on the end of the day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $   15,785,933
Non-cash Collateral(4)                           (15,785,933)
                                              --------------
Net Amount                                    $           --
                                              ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 42                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.6%
               AEROSPACE & DEFENSE -- 0.5%
        5,131  Curtiss-Wright Corp.           $      354,039
       11,731  Moog, Inc., Class A (a)               543,497
       17,160  National Presto Industries,
                  Inc. (b)                         1,357,185
                                              --------------
                                                   2,254,721
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.6%
       42,992  Atlas Air Worldwide Holdings,
                  Inc. (a)                         1,579,096
        8,172  Forward Air Corp.                     352,704
       21,577  Hub Group, Inc., Class A (a)          657,451
                                              --------------
                                                   2,589,251
                                              --------------
               AIRLINES -- 1.0%
        2,093  Allegiant Travel Co.                  335,864
       50,304  Hawaiian Holdings, Inc. (a)         1,771,204
      452,235  Republic Airways Holdings,
                  Inc. (a)                           963,260
       93,441  SkyWest, Inc.                       1,403,484
                                              --------------
                                                   4,473,812
                                              --------------
               AUTO COMPONENTS -- 1.4%
        7,406  Dorman Products, Inc. (a)             320,680
       29,186  Drew Industries, Inc.               1,675,276
       14,999  Gentherm, Inc. (a)                    600,110
       42,053  Motorcar Parts of America,
                  Inc. (a)                         1,445,362
       18,684  Standard Motor Products, Inc.         697,100
       77,188  Superior Industries
                  International, Inc.              1,421,031
                                              --------------
                                                   6,159,559
                                              --------------
               AUTOMOBILES -- 0.2%
       53,586  Winnebago Industries, Inc. (b)        943,650
                                              --------------
               BANKS -- 4.9%
       52,288  Ameris Bancorp                      1,512,692
        7,667  Banner Corp.                          318,180
       61,928  BBCN Bancorp, Inc.                    941,306
       31,000  Boston Private Financial
                  Holdings, Inc.                     320,850
       61,818  Brookline Bancorp, Inc.               689,889
       31,249  Cardinal Financial Corp.              595,918
       32,284  Central Pacific Financial
                  Corp.                              676,350
        7,705  City Holding Co.                      342,564
       21,867  Columbia Banking System, Inc.         647,919
        8,800  Community Bank System, Inc.           331,232
       26,355  F.N.B. Corp.                          317,578
      546,856  First BanCorp (a)                   1,421,826
       38,758  First Commonwealth Financial
                  Corp.                              338,357
       19,454  First Financial Bancorp               311,264
       38,573  First Midwest Bancorp, Inc.           672,327
       19,012  First NBC Bank Holding Co. (a)        596,787
       14,822  Hanmi Financial Corp.                 321,637
       17,544  Home BancShares, Inc.                 679,128
        7,556  Independent Bank Corp.                345,385
       21,963  MB Financial, Inc.                    683,489
       57,656  National Penn Bancshares, Inc.        657,278


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
       12,610  NBT Bancorp, Inc.              $      326,599
      145,680  OFG Bancorp                           818,722
       52,426  Old National Bancorp                  645,888
       13,841  Pinnacle Financial Partners,
                  Inc.                               689,974
       17,330  PrivateBancorp, Inc.                  652,128
       11,405  S&T Bancorp, Inc.                     308,049
       27,682  Simmons First National Corp.,
                  Class A                          1,226,589
       87,659  Sterling Bancorp                    1,377,123
       58,884  Talmer Bancorp, Inc., Class A         945,677
        6,259  Tompkins Financial Corp.              350,629
        7,551  UMB Financial Corp.                   354,142
       61,549  Wilshire Bancorp, Inc.                651,804
       14,650  Wintrust Financial Corp.              616,619
                                              --------------
                                                  21,685,899
                                              --------------
               BIOTECHNOLOGY -- 1.4%
       41,546  Acorda Therapeutics, Inc. (a)       1,529,724
       44,420 Emergent BioSolutions, Inc. (a) 1,625,772 43,061 Enanta Pharmaceuticals,
                  Inc. (a) (b)                     1,106,668
       16,391  Ligand Pharmaceuticals,
                  Inc. (a)                         1,638,608
       12,428  Repligen Corp. (a)                    275,280
                                              --------------
                                                   6,176,052
                                              --------------
               BUILDING PRODUCTS -- 2.1%
       15,139  AAON, Inc.                            325,943
       22,223  American Woodmark Corp. (a)         1,533,387
        8,081  Apogee Enterprises, Inc.              321,462
       69,861  Gibraltar Industries, Inc. (a)      1,483,847
       99,848  Griffon Corp.                       1,515,693
       62,414  PGT, Inc. (a)                         611,657
       68,194  Quanex Building Products
                  Corp.                            1,262,271
       10,296  Simpson Manufacturing Co.,
                  Inc.                               335,958
       25,994  Universal Forest Products,
                  Inc.                             1,790,727
                                              --------------
                                                   9,180,945
                                              --------------
               CAPITAL MARKETS -- 1.1%
       73,443  Calamos Asset Management,
                  Inc., Class A                      704,318
       19,722  Evercore Partners, Inc.,
                  Class A                            890,843
       24,457  Interactive Brokers Group,
                  Inc., Class A                      789,227
       21,246  INTL FCStone, Inc. (a)                598,925
       41,771  Investment Technology Group,
                  Inc.                               718,879
       35,194  Piper Jaffray Cos. (a)              1,196,596
        2,992  Virtus Investment Partners,
                  Inc. (b)                           263,296
                                              --------------
                                                   5,162,084
                                              --------------
               CHEMICALS -- 2.6%
       11,473  A. Schulman, Inc.                     290,496
       76,114  American Vanguard Corp.               857,044
       11,692  Balchem Corp.                         656,389
       61,818  Calgon Carbon Corp.                 1,000,833
      131,649  FutureFuel Corp.                    1,648,245


                        See Notes to Financial Statements                Page 43

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
        9,641  H.B. Fuller Co.                $      358,838
       29,813  Hawkins, Inc.                       1,117,093
       49,063  Innophos Holdings, Inc.             1,310,473
       32,724  Innospec, Inc.                      1,631,291
      481,975  Intrepid Potash, Inc. (a)           1,050,705
       98,056  LSB Industries, Inc. (a)              549,114
        4,550  Quaker Chemical Corp.                 341,296
       21,460  Stepan Co.                            964,842
                                              --------------
                                                  11,776,659
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.5%
       12,348  ABM Industries, Inc.                  370,810
       15,300  Brady Corp., Class A                  343,332
       32,802  Essendant, Inc.                       979,468
        5,588  G&K Services, Inc., Class A           359,755
       30,581  Healthcare Services Group,
                  Inc.                             1,081,650
       26,599  Matthews International Corp.,
                  Class A                          1,327,556
       13,645  UniFirst Corp.                      1,436,819
       25,183  Viad Corp.                            742,143
                                              --------------
                                                   6,641,533
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.7%
      102,791  Bel Fuse, Inc., Class B             1,559,339
       71,340  CalAmp Corp. (a)                    1,212,780
       88,465  Comtech Telecommunications
                  Corp.                            1,726,837
      124,940  Digi International, Inc. (a)        1,139,453
       28,284  Ixia (a)                              270,678
       33,927  NETGEAR, Inc. (a)                   1,267,852
       32,826  Ruckus Wireless, Inc. (a)             276,067
                                              --------------
                                                   7,453,006
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 1.6%
       62,537  Comfort Systems USA, Inc.           1,772,299
       25,405  Dycom Industries, Inc. (a)          1,683,335
       14,799  EMCOR Group, Inc.                     676,314
       86,236  MYR Group, Inc. (a)                 1,725,583
      340,966  Orion Marine Group, Inc. (a)        1,230,887
                                              --------------
                                                   7,088,418
                                              --------------
               CONSTRUCTION MATERIALS -- 0.1%
       20,839  Headwaters, Inc. (a)                  332,799
                                              --------------
               CONSUMER FINANCE -- 2.1%
       47,472  Cash America International,
                  Inc.                             1,421,312
       48,895  Encore Capital Group,
                  Inc. (a) (b)                     1,120,673
      268,878  Enova International, Inc. (a)       1,497,650
       28,491  First Cash Financial Services,
                  Inc. (a)                         1,011,430
       86,591  Green Dot Corp., Class A (a)        1,538,722
       40,986  PRA Group, Inc. (a) (b)             1,219,334
       47,904  World Acceptance Corp. (a) (b)      1,386,342
                                              --------------
                                                   9,195,463
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONTAINERS & PACKAGING -- 0.1%
       26,391  Myers Industries, Inc.         $      300,594
                                              --------------
               DISTRIBUTORS -- 0.8%
       21,690  Core-Mark Holding Co., Inc.         1,763,180
       17,602  Pool Corp.                          1,487,369
      135,154  VOXX International Corp. (a)          579,811
                                              --------------
                                                   3,830,360
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 1.0%
       95,502  American Public Education,
                  Inc. (a)                         1,507,022
       30,761  Capella Education Co.               1,350,715
       24,846  Regis Corp. (a)                       371,199
       11,827  Strayer Education, Inc. (a)           631,444
      152,556  Universal Technical Institute,
                  Inc.                               584,289
                                              --------------
                                                   4,444,669
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 2.0%
      155,222  8x8, Inc. (a)                       1,949,588
       13,630  Atlantic Tele-Network, Inc.         1,049,374
      296,214  Cincinnati Bell, Inc. (a)             959,733
       50,899  Consolidated Communications
                  Holdings, Inc.                   1,020,016
       89,853  General Communication, Inc.,
                  Class A (a)                      1,628,136
      211,329  Iridium Communications,
                  Inc. (a) (b)                     1,470,850
       63,472  Lumos Networks Corp. (a)              735,006
                                              --------------
                                                   8,812,703
                                              --------------
               ELECTRIC UTILITIES -- 0.6%
       27,972  ALLETE, Inc.                        1,479,719
       27,696  El Paso Electric Co.                1,133,597
                                              --------------
                                                   2,613,316
                                              --------------
               ELECTRICAL EQUIPMENT -- 1.1%
       25,586  AZZ, Inc.                           1,317,167
       38,333  Encore Wire Corp.                   1,426,371
       12,709  EnerSys                               615,497
       13,006  Franklin Electric Co., Inc.           354,804
       40,966  Powell Industries, Inc.             1,025,788
                                              --------------
                                                   4,739,627
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 5.7%
       11,773  Anixter International, Inc. (a)       582,057
       85,985  Benchmark Electronics, Inc. (a)     1,805,685
       10,920  Coherent, Inc. (a)                    843,788
       40,300  CTS Corp.                             634,725
       40,315  Daktronics, Inc.                      323,730
       19,057  ePlus, Inc. (a)                     1,804,889
       74,612  Fabrinet (a)                        1,858,585
       11,908  FARO Technologies, Inc. (a)           305,678
       57,454  II-VI, Inc. (a)                     1,195,043
       56,601  Insight Enterprises, Inc. (a)       1,337,482
        9,965  Littelfuse, Inc.                    1,015,434


Page 44                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 (CONTINUED)
       96,802  Mercury Systems, Inc. (a)      $    1,847,950
       11,044  Methode Electronics, Inc.             287,807
        5,542  MTS Systems Corp.                     295,943
       67,193  Newport Corp. (a)                   1,023,349
       16,036  OSI Systems, Inc. (a)                 879,094
       23,342  Park Electrochemical Corp.            380,008
       50,894  Plexus Corp. (a)                    1,778,745
       87,406  QLogic Corp. (a)                    1,120,545
       39,821  Rofin-Sinar Technologies,
                  Inc. (a)                         1,015,037
       20,679  Rogers Corp. (a)                      981,632
       86,360  Sanmina Corp. (a)                   1,618,386
       44,130  ScanSource, Inc. (a)                1,384,799
      163,804  TTM Technologies, Inc. (a)            954,977
                                              --------------
                                                  25,275,368
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 3.4%
      189,074  Archrock, Inc.                      1,134,444
      397,897  Basic Energy Services,
                  Inc. (a) (b)                       915,163
       41,171  Bristow Group, Inc.                   957,637
      159,396  Era Group, Inc. (a)                 1,463,255
      110,735  Exterran Corp. (a)                  1,829,342
       67,966  Gulf Island Fabrication, Inc.         592,664
      337,887  Helix Energy Solutions Group,
                  Inc. (a)                         1,361,685
      178,801  Hornbeck Offshore Services,
                  Inc. (a) (b)                     1,453,652
       34,613  Matrix Service Co. (a)                656,262
      269,285  Newpark Resources, Inc. (a)         1,311,418
       27,050  SEACOR Holdings, Inc. (a)           1,244,571
      236,341  TETRA Technologies, Inc. (a)        1,462,951
       37,955  U.S. Silica Holdings, Inc. (b)        707,861
                                              --------------
                                                  15,090,905
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 0.7%
       44,952  Andersons (The), Inc.               1,317,543
       82,131  SpartanNash Co.                     1,685,328
                                              --------------
                                                   3,002,871
                                              --------------
               FOOD PRODUCTS -- 2.3%
       20,298  B&G Foods, Inc.                       739,253
       21,764  Calavo Growers, Inc.                1,126,287
       15,340  Cal-Maine Foods, Inc. (b)             774,210
      135,154  Darling Ingredients, Inc. (a)       1,215,035
       36,882  Diamond Foods, Inc. (a)             1,353,569
        6,094  J&J Snack Foods Corp.                 658,030
       22,925  Sanderson Farms, Inc. (b)           1,861,969
       61,326  Seneca Foods Corp., Class A (a)     1,694,437
       31,091  Snyder's-Lance, Inc. (b)              981,543
                                              --------------
                                                  10,404,333
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               GAS UTILITIES -- 1.3%
       17,948  Laclede Group (The), Inc.      $    1,147,595
       10,667  New Jersey Resources Corp.            375,692
        6,946  Northwest Natural Gas Co.             360,845
       24,935  Piedmont Natural Gas Co., Inc.      1,477,149
       45,339  South Jersey Industries, Inc.       1,127,128
       19,333  Southwest Gas Corp.                 1,137,360
                                              --------------
                                                   5,625,769
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 3.3%
       19,153  Abaxis, Inc.                          834,113
       15,747  ABIOMED, Inc. (a)                   1,343,691
        4,255  Analogic Corp.                        315,168
       28,960  AngioDynamics, Inc. (a)               327,827
        9,214  Anika Therapeutics, Inc. (a)          346,631
       22,883  Cantel Medical Corp.                1,358,564
       32,612  CryoLife, Inc.                        320,576
       39,788  Cynosure, Inc., Class A (a)         1,440,326
        9,454  ICU Medical, Inc. (a)                 909,947
        8,771  Inogen, Inc. (a)                      291,548
       15,734  Integra LifeSciences Holdings
                  Corp. (a)                          966,854
       34,252  Masimo Corp. (a)                    1,258,761
       51,969  Meridian Bioscience, Inc.           1,000,403
       29,592  Natus Medical, Inc. (a)             1,044,006
       25,156  Neogen Corp. (a)                    1,312,640
       19,707  NuVasive, Inc. (a)                    908,887
       31,008  Vascular Solutions, Inc. (a)          848,379
                                              --------------
                                                  14,828,321
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 3.7%
       39,525  Aceto Corp.                           903,146
       25,433  Air Methods Corp. (a)                 990,361
       27,892  Almost Family, Inc. (a)             1,066,590
       27,120  Amedisys, Inc. (a)                    969,540
       57,238  AMN Healthcare Services,
                  Inc. (a)                         1,612,395
        9,490  Chemed Corp.                        1,331,637
       32,374  CorVel Corp. (a)                    1,476,902
      108,436  Cross Country Healthcare,
                  Inc. (a)                         1,561,478
       31,414  Ensign Group (The), Inc.              705,244
       27,315  Healthways, Inc. (a)                  321,224
       39,242  LHC Group, Inc. (a)                 1,488,057
        5,703  Magellan Health, Inc. (a)             325,071
       37,877  Providence Service (The)
                  Corp. (a)                        1,681,739
       89,534  Select Medical Holdings Corp.         853,259
       26,487  U.S. Physical Therapy, Inc.         1,354,810
                                              --------------
                                                  16,641,453
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.3%
       14,425  Medidata Solutions, Inc. (a)          616,380
       66,151  Quality Systems, Inc.                 867,240
                                              --------------
                                                   1,483,620
                                              --------------


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.7%
        2,182  Biglari Holdings, Inc. (a)     $      825,189
        8,088  BJ's Restaurants, Inc. (a)            346,894
        9,048  Bob Evans Farms, Inc.                 370,425
       71,555  Boyd Gaming Corp. (a)               1,274,395
       68,312  Interval Leisure Group, Inc.          804,715
       74,953  Marcus (The) Corp.                  1,419,610
        6,175  Marriott Vacations Worldwide
                  Corp.                              304,983
       62,582  Monarch Casino & Resort,
                  Inc. (a)                         1,295,447
       11,297  Pinnacle Entertainment,
                  Inc. (a)                           345,010
        6,008  Popeyes Louisiana Kitchen,
                  Inc. (a)                           370,273
       17,270  Red Robin Gourmet Burgers,
                  Inc. (a)                         1,066,250
      193,533  Ruby Tuesday, Inc. (a)              1,054,755
       44,654  Ruth's Hospitality Group, Inc.        725,628
       44,005  Sonic Corp.                         1,292,867
       19,873  Texas Roadhouse, Inc.                 731,923
                                              --------------
                                                  12,228,364
                                              --------------
               HOUSEHOLD DURABLES -- 1.7%
       25,553  Ethan Allen Interiors, Inc.           682,265
       15,084  Helen of Troy Ltd. (a)              1,348,057
       57,262  Installed Building Products,
                  Inc. (a)                         1,192,768
       40,165  iRobot Corp. (a)                    1,362,798
       43,669  La-Z-Boy, Inc.                        936,263
       64,864  M/I Homes, Inc. (a)                 1,162,363
       10,341  Meritage Homes Corp. (a)              341,356
       13,844  Universal Electronics, Inc. (a)       694,277
                                              --------------
                                                   7,720,147
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.4%
       78,875  Central Garden & Pet Co. (a)        1,064,024
        7,207  WD-40 Co.                             744,483
                                              --------------
                                                   1,808,507
                                              --------------
               INSURANCE -- 3.0%
       44,378  American Equity Investment
                  Life Holding Co.                   807,236
       13,968  AMERISAFE, Inc.                       712,508
       52,082  Employers Holdings, Inc.            1,297,363
       50,998  HCI Group, Inc. (b)                 1,695,683
       21,425  Horace Mann Educators Corp.           658,176
       12,967  Infinity Property & Casualty
                  Corp.                            1,029,450
        8,287  Navigators Group (The),
                  Inc. (a)                           726,024
       14,647  ProAssurance Corp.                    734,108
       23,026  RLI Corp.                           1,365,442
       42,342  Selective Insurance Group,
                  Inc.                             1,325,728
       46,391  United Fire Group, Inc.             1,792,084
       41,572  United Insurance Holdings
                  Corp.                              645,613
       30,671  Universal Insurance Holdings,
                  Inc. (b)                           574,774
                                              --------------
                                                  13,364,189
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INTERNET & CATALOG RETAIL
                 -- 0.7%
       38,295  Blue Nile, Inc.                $    1,332,283
       27,166  FTD Cos., Inc. (a)                    671,000
       16,245  Nutrisystem, Inc.                     321,813
       41,477  PetMed Express, Inc.                  747,416
                                              --------------
                                                   3,072,512
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 1.0%
       24,313  Constant Contact, Inc. (a)            768,534
       77,527  DHI Group, Inc. (a)                   721,776
       10,594  LogMeIn, Inc. (a)                     553,430
       36,125  NIC, Inc.                             714,914
       16,213  Stamps.com, Inc. (a)                1,521,104
       21,889  XO Group, Inc. (a)                    326,146
                                              --------------
                                                   4,605,904
                                              --------------
               IT SERVICES -- 2.5%
       11,493  CACI International, Inc.,
                  Class A (a)                        954,724
       21,128  Cardtronics, Inc. (a)                 650,954
      100,155  Ciber, Inc. (a)                       325,504
       39,518  CSG Systems International,
                  Inc.                             1,380,759
       39,558  ExlService Holdings, Inc. (a)       1,727,102
       18,745  Heartland Payment Systems,
                  Inc.                             1,726,040
       35,262  ManTech International Corp.,
                  Class A                          1,016,603
       41,527  Perficient, Inc. (a)                  791,089
       57,742  Sykes Enterprises, Inc. (a)         1,699,924
       38,208  TeleTech Holdings, Inc.             1,020,536
                                              --------------
                                                  11,293,235
                                              --------------
               LEISURE PRODUCTS -- 0.3%
      113,201  Callaway Golf Co.                     985,981
        5,898  Sturm Ruger & Co., Inc.               347,097
                                              --------------
                                                   1,333,078
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 0.9%
       34,840  Affymetrix, Inc. (a)                  488,805
       71,629  Albany Molecular Research,
                  Inc. (a)                         1,168,985
       37,742  Cambrex Corp. (a)                   1,307,383
       66,473  Luminex Corp. (a)                   1,275,617
                                              --------------
                                                   4,240,790
                                              --------------
               MACHINERY -- 3.5%
        9,620  Albany International Corp.,
                  Class A                            326,310
       17,469  Astec Industries, Inc.                651,594
       40,176  Barnes Group, Inc.                  1,306,122
       82,185  Briggs & Stratton Corp.             1,615,757
       98,958  Chart Industries, Inc. (a)          1,604,109
       19,670  ESCO Technologies, Inc.               677,238
       89,707  Federal Signal Corp.                1,326,767
       54,485  Greenbrier (The) Cos., Inc. (b)     1,408,982
       11,863  Hillenbrand, Inc.                     321,250
       35,668  John Bean Technologies Corp.        1,633,951
       40,073  Lydall, Inc. (a)                    1,132,062


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       39,351  Mueller Industries, Inc.       $    1,001,483
       37,678  SPX Corp.                             350,405
       50,942  SPX FLOW, Inc. (a)                  1,214,457
       12,825  Standex International Corp.           926,222
                                              --------------
                                                  15,496,709
                                              --------------
               MARINE -- 0.3%
       33,351  Matson, Inc.                        1,347,714
                                              --------------
               MEDIA -- 0.6%
       18,504  E.W. Scripps (The) Co.,
                  Class A                            351,206
      109,102  Gannett Co., Inc.                   1,619,074
      194,769  Sizmek, Inc. (a)                      664,162
                                              --------------
                                                   2,634,442
                                              --------------
               METALS & MINING -- 1.8%
      402,100  Century Aluminum Co. (a) (b)        1,897,912
       38,751  Haynes International, Inc.          1,240,032
       12,745  Kaiser Aluminum Corp.                 990,796
       63,472  Materion Corp.                      1,554,429
       41,021  Stillwater Mining Co. (a)             268,688
      307,312  SunCoke Energy, Inc.                1,161,640
       84,834  TimkenSteel Corp.                     764,354
                                              --------------
                                                   7,877,851
                                              --------------
               MULTILINE RETAIL -- 0.2%
      164,057  Tuesday Morning Corp. (a)             913,798
                                              --------------
               MULTI-UTILITIES -- 0.5%
       30,149  Avista Corp.                        1,116,418
       19,655  NorthWestern Corp.                  1,097,535
                                              --------------
                                                   2,213,953
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 1.5%
      202,349  Bonanza Creek Energy,
                  Inc. (a) (b)                       576,695
      683,570  Cloud Peak Energy, Inc. (a) (b)     1,025,355
       62,089  Green Plains, Inc.                  1,176,586
       19,977  PDC Energy, Inc. (a)                1,136,092
       32,872  REX American Resources
                  Corp. (a)                        1,756,351
    1,354,120  Rex Energy Corp. (a) (b)            1,006,382
                                              --------------
                                                   6,677,461
                                              --------------
               PAPER & FOREST PRODUCTS -- 1.3%
       55,691  Boise Cascade Co. (a)               1,150,576
       15,614  Clearwater Paper Corp. (a)            611,444
       47,203  KapStone Paper and Packaging
                  Corp.                              697,661
       17,080  Neenah Paper, Inc.                  1,032,315
       96,382  P.H. Glatfelter Co.                 1,422,598
       16,931  Schweitzer-Mauduit
                  International, Inc.                711,102
                                              --------------
                                                   5,625,696
                                              --------------
               PERSONAL PRODUCTS -- 0.2%
       14,759  Inter Parfums, Inc.                   396,279
       11,573  Medifast, Inc.                        335,964
                                              --------------
                                                     732,243
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PHARMACEUTICALS -- 1.2%
       15,753  ANI Pharmaceuticals,
                  Inc. (a) (b)                $      504,254
       19,392  Depomed, Inc. (a)                     297,473
       33,252  Impax Laboratories, Inc. (a)        1,245,953
       63,285  Nektar Therapeutics (a)               863,207
       34,524  Prestige Brands Holdings,
                  Inc. (a)                         1,611,580
       44,683  Sagent Pharmaceuticals,
                  Inc. (a)                           675,160
       26,155  Supernus Pharmaceuticals,
                  Inc. (a)                           296,598
                                              --------------
                                                   5,494,225
                                              --------------
               PROFESSIONAL SERVICES -- 2.8%
       21,350  Exponent, Inc.                      1,095,469
       65,293  Heidrick & Struggles
                  International, Inc.              1,721,124
       36,912  Insperity, Inc.                     1,658,456
       88,038  Kelly Services, Inc., Class A       1,459,670
       21,425  Korn/Ferry International              660,104
      110,665  Navigant Consulting, Inc. (a)       1,747,400
       39,540  On Assignment, Inc. (a)             1,528,221
       43,509  Resources Connection, Inc.            657,421
       68,994  TrueBlue, Inc. (a)                  1,575,823
        7,747  WageWorks, Inc. (a)                   346,601
                                              --------------
                                                  12,450,289
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 3.6%
       32,169  Acadia Realty Trust                 1,096,963
       41,830  Agree Realty Corp.                  1,544,364
      162,679  Capstead Mortgage Corp.             1,519,422
       49,653  Cedar Realty Trust, Inc.              350,550
       13,974  Chesapeake Lodging Trust              351,027
       25,066  CoreSite Realty Corp.               1,607,733
       37,279  Cousins Properties, Inc.              321,345
      110,505  DiamondRock Hospitality Co.           917,191
       28,150  Education Realty Trust, Inc.        1,100,102
       12,163  EPR Properties                        729,172
       24,592  GEO Group (The), Inc.                 727,431
       20,500  Getty Realty Corp.                    366,540
       25,102  Healthcare Realty Trust, Inc.         728,962
       66,943  Inland Real Estate Corp.              716,959
        8,147  LTC Properties, Inc.                  362,786
       22,491  Parkway Properties, Inc.              302,954
        4,019  PS Business Parks, Inc.               347,965
       59,572  Retail Opportunity Investments
                  Corp.                            1,101,486
       35,141  Sabra Health Care REIT, Inc.          645,189
       29,417  Summit Hotel Properties, Inc.         298,583
       14,213  Universal Health Realty Income
                  Trust                              722,447
       18,273  Urstadt Biddle Properties,
                  Inc., Class A                      370,942
                                              --------------
                                                  16,230,113
                                              --------------
               ROAD & RAIL -- 2.4%
       83,089  ArcBest Corp.                       1,705,817
      179,705  Celadon Group, Inc.                 1,426,858
       83,538  Heartland Express, Inc. (b)         1,432,677


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
       58,682  Knight Transportation, Inc.    $    1,435,949
      100,410  Marten Transport Ltd.               1,684,880
      188,469  Roadrunner Transportation
                  Systems, Inc. (a)                1,492,674
       79,878  Saia, Inc. (a)                      1,708,590
                                              --------------
                                                  10,887,445
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 2.9%
       12,455  Advanced Energy Industries,
                  Inc. (a)                           349,736
       32,915  Brooks Automation, Inc.               313,680
       16,238  Cabot Microelectronics
                  Corp. (a)                          659,912
       60,868  CEVA, Inc. (a)                      1,409,094
       24,074  Cirrus Logic, Inc. (a)                835,849
       88,349  Cohu, Inc.                          1,069,906
       61,873  Diodes, Inc. (a)                    1,183,631
      121,838  Kulicke & Soffa Industries,
                  Inc. (a)                         1,233,001
       10,786  Microsemi Corp. (a)                   341,916
       39,495  MKS Instruments, Inc.               1,399,703
       22,317  Monolithic Power Systems, Inc.      1,396,375
       46,957  Nanometrics, Inc. (a)                 663,503
        7,230  Power Integrations, Inc.              340,750
      124,984  Rudolph Technologies, Inc. (a)      1,601,045
                                              --------------
                                                  12,798,101
                                              --------------
               SOFTWARE -- 1.5%
       21,591  Blackbaud, Inc.                     1,327,415
       35,870  Bottomline Technologies (de),
                  Inc. (a)                         1,033,773
       54,201  Ebix, Inc. (b)                      1,849,338
        1,961  MicroStrategy, Inc.,
                  Class A (a)                        338,292
        9,979  Synchronoss Technologies,
                  Inc. (a)                           305,757
       30,608  Take-Two Interactive Software,
                  Inc. (a)                         1,062,098
       63,739  VASCO Data Security
                  International, Inc. (a)            987,954
                                              --------------
                                                   6,904,627
                                              --------------
               SPECIALTY RETAIL -- 7.6%
      107,172  Barnes & Noble Education,
                  Inc. (a)                         1,181,035
      122,431  Barnes & Noble, Inc.                1,073,720
      177,905  Big 5 Sporting Goods Corp.          2,165,104
       46,193  Buckle (The), Inc. (b)              1,312,805
       53,015  Caleres, Inc.                       1,425,043
       28,964  Cato (The) Corp., Class A           1,168,118
       19,318  Children's Place (The), Inc.        1,257,602
       82,282  Express, Inc. (a)                   1,395,503
       98,301  Finish Line (The), Inc.,
                  Class A                          1,861,821
      102,086  Francesca's Holdings Corp. (a)      1,861,028
       31,274  Genesco, Inc. (a)                   2,068,462
       14,086  Group 1 Automotive, Inc.              755,714
       16,395  Haverty Furniture Cos., Inc.          310,685


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       58,772  Hibbett Sports, Inc. (a)       $    1,890,108
       98,056  Kirkland's, Inc.                    1,160,002
       16,661  Lithia Motors, Inc., Class A        1,275,733
       96,485  MarineMax, Inc. (a)                 1,631,561
       96,856  Men's Wearhouse (The), Inc.         1,327,896
       10,738  Monro Muffler Brake, Inc.             706,024
        9,622  Outerwall, Inc. (b)                   325,224
       49,805  Select Comfort Corp. (a)            1,048,893
       46,852  Sonic Automotive, Inc.,
                  Class A                            802,106
      195,091  Stage Stores, Inc. (b)              1,619,255
      105,633  Stein Mart, Inc.                      777,459
       43,482  Vitamin Shoppe, Inc. (a)            1,323,157
      117,544  Zumiez, Inc. (a) (b)                2,128,722
                                              --------------
                                                  33,852,780
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.6%
       22,815  Electronics For Imaging,
                  Inc. (a)                           944,085
       58,011  Super Micro Computer, Inc. (a)      1,727,567
                                              --------------
                                                   2,671,652
                                              --------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 2.1%
       24,093  G-III Apparel Group Ltd. (a)        1,189,231
      260,218  Iconix Brand Group,
                  Inc. (a) (b)                     1,727,848
       69,126  Movado Group, Inc.                  1,776,538
       11,141  Oxford Industries, Inc.               778,310
       23,526  Steven Madden Ltd. (a)                759,655
       42,749  Tumi Holdings, Inc. (a)               739,130
       63,136  Unifi, Inc. (a)                     1,507,056
       63,817  Wolverine World Wide, Inc.          1,079,145
                                              --------------
                                                   9,556,913
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 1.3%
       22,181  Astoria Financial Corp.               335,599
       45,069  Bank Mutual Corp.                     355,144
       20,099  Dime Community Bancshares,
                  Inc.                               345,502
       11,944  LendingTree, Inc. (a) (b)             880,153
       44,654  Northfield Bancorp, Inc.              691,244
       43,084  Oritani Financial Corp.               720,364
       35,279  Provident Financial Services,
                  Inc.                               692,880
       57,255  TrustCo Bank Corp. NY                 314,902
       61,691  Walker & Dunlop, Inc. (a)           1,478,116
                                              --------------
                                                   5,813,904
                                              --------------
               TOBACCO -- 0.4%
       31,692  Universal Corp.                     1,734,503
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 0.6%
       26,338  Applied Industrial
                  Technologies, Inc.               1,012,433
       26,132  Kaman Corp.                         1,041,099
       19,629  Veritiv Corp. (a)                     605,554
                                              --------------
                                                   2,659,086
                                              --------------


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.1%
        8,379  American States Water Co.      $      380,407
                                              --------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.3%
       77,609  Spok Holdings, Inc.                 1,397,738
                                              --------------
               TOTAL COMMON STOCKS
                  -- 99.6%                       444,226,136
               (Cost $478,634,127)            --------------

               MONEY MARKET FUNDS -- 2.6%
    9,686,319  Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.21% (c) (d)                      9,686,319
    1,766,374  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.21% (c)                  1,766,374
                                              --------------
               TOTAL MONEY MARKET FUNDS
                  -- 2.6%                         11,452,693
               (Cost $11,452,693)             --------------

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 3.3%
$   2,906,483  JPMorgan Chase & Co.,
                0.25% (c), dated 01/29/16,
                due 02/01/16, with a
                maturity value of $2,906,544.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 1.500%, due 05/31/19. The
                value of the collateral
                including accrued interest
                is $2,972,150. (d)                 2,906,483
   11,700,819  RBC Capital Markets LLC,
                0.29% (c), dated 01/29/16,
                due 02/01/16, with a
                maturity value of
                $11,701,102. Collateralized
                by U.S. Treasury Notes,
                interest rates of 1.375% to
                1.500%, due 09/30/18 to
                05/31/20. The value of the
                collateral including accrued
                interest is $11,977,517. (d)      11,700,819
                                              --------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 3.3%                         14,607,302
               (Cost $14,607,302)             --------------

               TOTAL INVESTMENTS -- 105.5%       470,286,131
               (Cost $504,694,122) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (5.5)%          (24,570,871)
                                              --------------
               NET ASSETS -- 100.0%           $  445,715,260
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $24,344,271 and the total value of the collateral held by the Fund is $24,293,621.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $33,457,428 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $67,865,419.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2        LEVEL 3
--------------------------------------------------------------
Common Stocks*        $444,226,136   $        --     $      --
Money Market
   Funds                11,452,693            --            --
Repurchase
   Agreements                   --    14,607,302            --
                      ----------------------------------------
Total Investments     $455,678,829   $14,607,302     $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $   24,344,271
Non-cash Collateral(2)                           (24,293,621)
                                              --------------
Net Amount                                    $       50,650
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $   14,607,302
Non-cash Collateral(4)                           (14,607,302)
                                              --------------
Net Amount                                    $           --
                                              ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 50                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.8%
       10,031  General Dynamics Corp.         $    1,341,847
       65,635  Textron, Inc.                       2,246,030
       28,706  United Technologies Corp.           2,517,229
                                              --------------
                                                   6,105,106
                                              --------------
               AIRLINES -- 1.5%
      130,234  American Airlines Group, Inc.       5,077,824
       27,191  Delta Air Lines, Inc.               1,204,289
      123,308  United Continental Holdings,
                  Inc. (a)                         5,953,310
                                              --------------
                                                  12,235,423
                                              --------------
               AUTO COMPONENTS -- 1.5%
      127,583  BorgWarner, Inc.                    3,745,837
      216,303  Goodyear Tire & Rubber (The)
                  Co.                              6,145,168
       69,839  Johnson Controls, Inc.              2,505,125
                                              --------------
                                                  12,396,130
                                              --------------
               AUTOMOBILES -- 1.5%
      293,553  Ford Motor Co.                      3,505,023
      162,152  General Motors Co.                  4,806,185
       91,118  Harley-Davidson, Inc.               3,644,720
                                              --------------
                                                  11,955,928
                                              --------------
               BANKS -- 3.7%
      245,778  Bank of America Corp.               3,475,301
       36,457  BB&T Corp.                          1,190,686
       79,936  Citigroup, Inc.                     3,403,675
       65,928  Comerica, Inc.                      2,261,330
      137,193  Fifth Third Bancorp                 2,167,649
      249,335  Huntington Bancshares, Inc.         2,139,294
       62,644  JPMorgan Chase & Co.                3,727,318
      104,532  KeyCorp                             1,166,577
       11,372  M&T Bank Corp.                      1,252,967
       28,921  PNC Financial Services Group
                  (The), Inc.                      2,506,005
      143,612  Regions Financial Corp.             1,166,129
       32,183  SunTrust Banks, Inc.                1,177,254
       32,320  U.S. Bancorp                        1,294,739
       25,355  Wells Fargo & Co.                   1,273,582
       50,492  Zions Bancorporation                1,145,159
                                              --------------
                                                  29,347,665
                                              --------------
               CAPITAL MARKETS -- 2.9%
        8,618  Affiliated Managers Group,
                  Inc. (a)                         1,156,449
       33,445  Bank of New York Mellon
                  (The) Corp.                      1,211,378
      191,916  Franklin Resources, Inc.            6,651,808
       15,291  Goldman Sachs Group (The),
                  Inc.                             2,470,414
       82,357  Invesco Ltd.                        2,464,945
      140,577  Legg Mason, Inc.                    4,304,468
       43,352  Morgan Stanley                      1,121,950
       57,864  T. Rowe Price Group, Inc.           4,105,451
                                              --------------
                                                  23,486,863
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS -- 3.3%
       10,598  Air Products and Chemicals,
                  Inc.                        $    1,342,873
      173,137  CF Industries Holdings, Inc.        5,194,110
       80,353  Dow Chemical (The) Co.              3,374,826
       61,267  Eastman Chemical Co.                3,750,153
       81,325  LyondellBasell Industries N.V.,
                  Class A                          6,340,910
      256,107  Mosaic (The) Co.                    6,172,179
                                              --------------
                                                  26,175,051
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 0.6%
      167,230  ADT (The) Corp.                     4,946,663
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.4%
      203,082  Cisco Systems, Inc.                 4,831,321
       14,227  F5 Networks, Inc. (a)               1,334,208
      110,340  QUALCOMM, Inc.                      5,002,815
                                              --------------
                                                  11,168,344
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 2.0%
      149,653  Fluor Corp.                         6,717,923
       98,589  Jacobs Engineering Group,
                  Inc. (a)                         3,867,647
      272,336  Quanta Services, Inc. (a)           5,092,683
                                              --------------
                                                  15,678,253
                                              --------------
               CONSUMER FINANCE -- 1.6%
       19,823  American Express Co.                1,060,531
       57,304  Capital One Financial Corp.         3,760,288
       51,416  Discover Financial Services         2,354,339
      481,671  Navient Corp.                       4,604,775
       45,334  Synchrony Financial (a)             1,288,392
                                              --------------
                                                  13,068,325
                                              --------------
               CONTAINERS & PACKAGING -- 0.7%
       36,570  International Paper Co.             1,251,060
      120,895  WestRock Co.                        4,265,175
                                              --------------
                                                   5,516,235
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 0.5%
       31,327  Berkshire Hathaway, Inc.,
                  Class B (a)                      4,065,305
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.9%
       80,129  AT&T, Inc.                          2,889,452
      280,845  CenturyLink, Inc.                   7,139,080
    1,180,953  Frontier Communications Corp.       5,373,336
                                              --------------
                                                  15,401,868
                                              --------------
               ELECTRIC UTILITIES -- 7.0%
       94,636  American Electric Power Co.,
                  Inc.                             5,769,957
       57,951  Duke Energy Corp.                   4,363,710
       93,150  Edison International                5,756,670


                        See Notes to Financial Statements                Page 51

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
       40,352  Entergy Corp.                  $    2,848,044
       54,008  Eversource Energy                   2,905,630
      198,608  Exelon Corp.                        5,872,839
      173,816  FirstEnergy Corp.                   5,746,357
       39,822  NextEra Energy, Inc.                4,448,516
      159,016  Pepco Holdings, Inc.                4,242,547
       64,162  Pinnacle West Capital Corp.         4,254,582
      121,187  PPL Corp.                           4,248,816
       58,924  Southern (The) Co.                  2,882,562
       76,794  Xcel Energy, Inc.                   2,935,067
                                              --------------
                                                  56,275,297
                                              --------------
               ELECTRICAL EQUIPMENT -- 1.7%
      135,781  Eaton Corp. PLC                     6,858,298
      115,319  Emerson Electric Co.                5,302,368
       13,451  Rockwell Automation, Inc.           1,285,512
                                              --------------
                                                  13,446,178
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.6%
      386,539  Corning, Inc.                       7,193,491
      196,464  FLIR Systems, Inc.                  5,744,607
                                              --------------
                                                  12,938,098
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 3.4%
      261,369  Diamond Offshore Drilling, Inc.     4,858,850
      142,591  FMC Technologies, Inc. (a)          3,586,163
      131,961  Helmerich & Payne, Inc.             6,703,619
      211,007  National Oilwell Varco, Inc.        6,866,168
       39,524  Schlumberger Ltd.                   2,856,399
      222,743  Transocean Ltd.                     2,320,982
                                              --------------
                                                  27,192,181
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 1.2%
       89,969  Wal-Mart Stores, Inc.               5,970,343
      123,471  Whole Foods Market, Inc.            3,618,935
                                              --------------
                                                   9,589,278
                                              --------------
               FOOD PRODUCTS -- 1.4%
      192,639  Archer-Daniels-Midland Co.          6,809,789
       77,557  Tyson Foods, Inc., Class A          4,138,441
                                              --------------
                                                  10,948,230
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 0.3%
       22,310  St. Jude Medical, Inc.              1,179,307
       17,055  Varian Medical Systems,
                  Inc. (a)                         1,315,452
                                              --------------
                                                   2,494,759
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 1.8%
       39,542  Anthem, Inc.                        5,159,836
       77,518  Quest Diagnostics, Inc.             5,090,607
       34,616  Universal Health Services,
                  Inc., Class B                    3,899,146
                                              --------------
                                                  14,149,589
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 0.1%
       25,319  Carnival Corp.                 $    1,218,603
                                              --------------
               HOUSEHOLD DURABLES -- 2.1%
      190,106  Garmin Ltd.                         6,687,929
       29,281  Harman International
                  Industries, Inc.                 2,178,214
      309,481  PulteGroup, Inc.                    5,186,901
       18,763  Whirlpool Corp.                     2,521,560
                                              --------------
                                                  16,574,604
                                              --------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 1.1%
      432,217  AES (The) Corp.                     4,106,062
      468,561  NRG Energy, Inc.                    4,985,489
                                              --------------
                                                   9,091,551
                                              --------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.2%
        9,146  3M Co.                              1,381,046
                                              --------------
               INSURANCE -- 4.0%
       46,047  Aflac, Inc.                         2,668,884
       66,620  Allstate (The) Corp.                4,037,172
       66,757  American International Group,
                  Inc.                             3,770,435
       11,792  Chubb Ltd.                          1,333,322
       63,446  Hartford Financial Services
                  Group (The), Inc.                2,549,260
       54,877  Lincoln National Corp.              2,165,447
       85,785  MetLife, Inc.                       3,830,300
       61,306  Principal Financial Group,
                  Inc.                             2,329,628
       33,867  Prudential Financial, Inc.          2,373,399
       24,112  Torchmark Corp.                     1,310,246
       48,861  Travelers (The) Cos., Inc.          5,230,082
                                              --------------
                                                  31,598,175
                                              --------------
               IT SERVICES -- 1.8%
       45,965  CSRA, Inc.                          1,230,943
       22,740  Fidelity National Information
                  Services, Inc.                   1,358,260
       30,060  International Business
                  Machines Corp.                   3,751,187
      153,970  Western Union (The) Co.             2,746,825
      518,834  Xerox Corp.                         5,058,632
                                              --------------
                                                  14,145,847
                                              --------------
               MACHINERY -- 4.3%
       60,864  Caterpillar, Inc.                   3,788,175
       80,290  Cummins, Inc.                       7,217,268
       18,077  Deere & Co.                         1,392,110
       67,465  Dover Corp.                         3,943,329
       65,519  Flowserve Corp.                     2,531,654
      149,077  PACCAR, Inc.                        7,315,208
       42,643  Parker-Hannifin Corp.               4,143,194
       55,681  Pentair PLC                         2,623,689
       37,764  Xylem, Inc.                         1,357,616
                                              --------------
                                                  34,312,243
                                              --------------


Page 52                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 3.9%
       29,264  CBS Corp., Class B             $    1,390,040
       73,306  Comcast Corp., Class A              4,083,877
       74,916  Scripps Networks Interactive,
                  Inc., Class A                    4,567,628
      276,884  TEGNA, Inc.                         6,647,985
       42,631  Time Warner, Inc.                   3,002,928
      260,167  Twenty-First Century Fox, Inc.,
                  Class A                          7,016,704
      100,490  Viacom, Inc., Class B               4,586,364
                                              --------------
                                                  31,295,526
                                              --------------
               METALS & MINING -- 2.0%
      558,772  Alcoa, Inc.                         4,073,448
      392,774  Newmont Mining Corp.                7,839,769
      102,630  Nucor Corp.                         4,009,754
                                              --------------
                                                  15,922,971
                                              --------------
               MULTILINE RETAIL -- 2.8%
       19,181  Dollar General Corp.                1,439,726
      148,367  Kohl's Corp.                        7,381,258
      157,655  Macy's, Inc.                        6,370,838
       55,348  Nordstrom, Inc.                     2,717,587
       56,971  Target Corp.                        4,125,840
                                              --------------
                                                  22,035,249
                                              --------------
               MULTI-UTILITIES -- 5.5%
      127,583  Ameren Corp.                        5,731,028
       75,104  CenterPoint Energy, Inc.            1,342,108
       76,437  CMS Energy Corp.                    2,971,871
       64,356  Consolidated Edison, Inc.           4,465,663
       68,774  DTE Energy Co.                      5,846,478
      141,343  NiSource, Inc.                      2,969,616
       77,774  PG&E Corp.                          4,270,570
      182,640  Public Service Enterprise
                  Group, Inc.                      7,543,032
       91,166  SCANA Corp.                         5,738,900
       29,324  Sempra Energy                       2,778,449
                                              --------------
                                                  43,657,715
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 9.5%
       78,551  Chevron Corp.                       6,792,305
       88,587  ConocoPhillips                      3,461,980
      523,590  CONSOL Energy, Inc.                 4,157,305
       79,344  EQT Corp.                           4,898,699
       70,764  Exxon Mobil Corp.                   5,508,977
      113,758  Hess Corp.                          4,834,715
      184,824  Kinder Morgan, Inc.                 3,040,355
      438,060  Marathon Oil Corp.                  4,262,324
      136,310  Marathon Petroleum Corp.            5,696,395
      245,661  Murphy Oil Corp.                    4,817,412
      125,604  Noble Energy, Inc.                  4,065,801
       86,380  Phillips 66                         6,923,357
      112,052  Range Resources Corp.               3,312,257
       57,581  Spectra Energy Corp.                1,580,598
       67,062  Tesoro Corp.                        5,851,160
       99,920  Valero Energy Corp.                 6,781,570
                                              --------------
                                                  75,985,210
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PHARMACEUTICALS -- 0.8%
       13,435  Johnson & Johnson              $    1,403,151
      104,406  Merck & Co., Inc.                   5,290,252
                                              --------------
                                                   6,693,403
                                              --------------
               PROFESSIONAL SERVICES -- 0.2%
       29,258  Robert Half International,
                  Inc.                             1,280,623
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 1.0%
       89,875  Host Hotels & Resorts, Inc.         1,244,769
       87,560  Macerich (The) Co.                  6,827,053
                                              --------------
                                                   8,071,822
                                              --------------
               ROAD & RAIL -- 3.2%
      212,524  CSX Corp.                           4,892,302
       37,596  J.B. Hunt Transport Services,
                  Inc.                             2,733,229
       55,383  Kansas City Southern                3,925,547
       48,895  Norfolk Southern Corp.              3,447,098
       97,047  Ryder System, Inc.                  5,159,989
       70,523  Union Pacific Corp.                 5,077,656
                                              --------------
                                                  25,235,821
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 2.7%
      107,074  First Solar, Inc. (a)               7,351,701
      205,117  Intel Corp.                         6,362,730
      499,011  Micron Technology, Inc. (a)         5,504,091
       50,313  Texas Instruments, Inc.             2,663,067
                                              --------------
                                                  21,881,589
                                              --------------
               SOFTWARE -- 1.2%
      193,101  CA, Inc.                            5,547,792
       75,492  Oracle Corp.                        2,741,114
       65,652  Symantec Corp.                      1,302,536
                                              --------------
                                                   9,591,442
                                              --------------
               SPECIALTY RETAIL -- 4.8%
       23,122  AutoNation, Inc. (a)                1,000,026
      146,452  Bed Bath & Beyond, Inc. (a)         6,322,333
      232,064  Best Buy Co., Inc.                  6,481,548
      252,016  GameStop Corp., Class A             6,605,339
      286,072  Gap (The), Inc.                     7,071,700
      145,597  Staples, Inc.                       1,298,725
       36,144  Tiffany & Co.                       2,307,433
      310,610  Urban Outfitters, Inc. (a)          7,106,757
                                              --------------
                                                  38,193,861
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS -- 3.4%
      107,386  EMC Corp.                           2,659,951
      464,884  Hewlett Packard Enterprise Co.      6,396,804
      596,814  HP, Inc.                            5,795,064
       51,966  NetApp, Inc.                        1,139,614
      192,751  Seagate Technology PLC              5,599,417
      117,667  Western Digital Corp.               5,645,663
                                              --------------
                                                  27,236,513
                                              --------------


                        See Notes to Financial Statements                Page 53

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 2.5%
       42,114  Coach, Inc.                    $    1,560,324
      176,389  Michael Kors Holdings Ltd. (a)      7,037,921
       74,876  PVH Corp.                           5,494,401
       49,477  Ralph Lauren Corp.                  5,566,162
                                              --------------
                                                  19,658,808
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 0.6%
       38,020  United Rentals, Inc. (a)            1,821,538
       13,607  W.W. Grainger, Inc.                 2,676,361
                                              --------------
                                                   4,497,899
                                              --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                      798,141,290
               (Cost $919,688,828)

               MONEY MARKET FUNDS -- 0.0%
      424,517  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.21% (b)                    424,517
               (Cost $424,517)                --------------

               TOTAL INVESTMENTS -- 100.0%       798,565,807
               (Cost $920,113,345) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%             (134,813)
                                              --------------
               NET ASSETS -- 100.0%           $  798,430,994
                                              ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2016.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,748,554 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $145,296,092.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $798,141,290     $       --    $      --
Money Market
   Funds                   424,517             --           --
                      ----------------------------------------
Total Investments     $798,565,807     $       --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 4.5%
       47,498  Boeing (The) Co.               $    5,705,935
       12,883  Honeywell International, Inc.       1,329,525
       24,578  Lockheed Martin Corp.               5,185,958
       36,374  Northrop Grumman Corp.              6,731,372
       55,149  Raytheon Co.                        7,072,308
       43,368  Rockwell Collins, Inc.              3,507,604
                                              --------------
                                                  29,532,702
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.2%
       29,585  Expeditors International of
                  Washington, Inc.                 1,334,875
                                              --------------
               AIRLINES -- 0.9%
      159,491  Southwest Airlines Co.              6,000,051
                                              --------------
               AUTO COMPONENTS -- 0.5%
       46,692  Delphi Automotive PLC               3,032,179
                                              --------------
               BEVERAGES -- 3.3%
       27,098  Coca-Cola Enterprises, Inc.         1,257,889
       37,470  Constellation Brands, Inc.,
                  Class A                          5,713,426
       73,688  Dr Pepper Snapple Group, Inc.       6,914,882
       28,413  Molson Coors Brewing Co.,
                  Class B                          2,570,808
       26,872  Monster Beverage Corp. (a)          3,628,526
       13,354  PepsiCo, Inc.                       1,326,052
                                              --------------
                                                  21,411,583
                                              --------------
               BIOTECHNOLOGY -- 2.2%
       20,985  Alexion Pharmaceuticals,
                  Inc. (a)                         3,062,341
       24,659  Amgen, Inc.                         3,766,169
       22,283  Celgene Corp. (a)                   2,235,431
       13,186  Gilead Sciences, Inc.               1,094,438
        9,831  Regeneron Pharmaceuticals,
                  Inc. (a)                         4,129,905
                                              --------------
                                                  14,288,284
                                              --------------
               BUILDING PRODUCTS -- 1.3%
       60,723  Allegion PLC                        3,677,385
      188,593  Masco Corp.                         4,976,969
                                              --------------
                                                   8,654,354
                                              --------------
               CAPITAL MARKETS -- 0.7%
       81,038  Charles Schwab (The) Corp.          2,068,900
       45,017  E*TRADE Financial Corp. (a)         1,060,600
       18,509  Northern Trust Corp.                1,149,039
                                              --------------
                                                   4,278,539
                                              --------------
               CHEMICALS -- 2.2%
       49,651  Airgas, Inc.                        6,951,140
       20,034  E.I. du Pont de Nemours and
                  Co.                              1,056,994
       33,458  International Flavors &
                  Fragrances, Inc.                 3,913,248
       10,280  Sherwin-Williams (The) Co.          2,628,287
                                              --------------
                                                  14,549,669
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.2%
       29,309  Cintas Corp.                   $    2,518,229
       90,995  Republic Services, Inc.             3,976,482
       25,001  Waste Management, Inc.              1,323,803
                                              --------------
                                                   7,818,514
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.6%
       79,030  Harris Corp.                        6,873,239
       96,688  Juniper Networks, Inc.              2,281,837
       19,493  Motorola Solutions, Inc.            1,301,548
                                              --------------
                                                  10,456,624
                                              --------------
               CONSTRUCTION MATERIALS -- 1.1%
       19,539  Martin Marietta Materials,
                  Inc.                             2,453,707
       56,199  Vulcan Materials Co.                4,956,752
                                              --------------
                                                   7,410,459
                                              --------------
               CONTAINERS & PACKAGING -- 1.4%
       85,177  Avery Dennison Corp.                5,186,427
       55,038  Ball Corp.                          3,678,190
                                              --------------
                                                   8,864,617
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 1.9%
       20,827  Intercontinental Exchange,
                  Inc.                             5,494,163
       27,070  McGraw Hill Financial, Inc.         2,301,491
       68,814  Nasdaq, Inc.                        4,266,468
                                              --------------
                                                  12,062,122
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.4%
      126,337  Level 3 Communications,
                  Inc. (a)                         6,166,509
       57,737  Verizon Communications, Inc.        2,885,118
                                              --------------
                                                   9,051,627
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 0.2%
       20,652  TE Connectivity Ltd.                1,180,468
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 0.6%
       63,337  Cameron International Corp. (a)     4,158,707
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 3.1%
       42,524  Costco Wholesale Corp.              6,426,227
       27,295  CVS Health Corp.                    2,636,424
      164,181  Kroger (The) Co.                    6,371,864
       62,676  Walgreens Boots Alliance, Inc.      4,996,531
                                              --------------
                                                  20,431,046
                                              --------------
               FOOD PRODUCTS -- 3.8%
       25,391  Campbell Soup Co.                   1,432,306
       63,297  ConAgra Foods, Inc.                 2,635,687
       23,141  General Mills, Inc.                 1,307,698
       86,845  Hormel Foods Corp.                  6,983,207
       55,681  J.M. Smucker (The) Co.              7,144,986


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       36,925  Kellogg Co.                    $    2,711,772
       15,595  McCormick & Co., Inc.               1,371,892
       29,757  Mondelez International, Inc.,
                  Class A                          1,282,527
                                              --------------
                                                  24,870,075
                                              --------------
               GAS UTILITIES -- 0.4%
       41,821  AGL Resources, Inc.                 2,658,143
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 4.0%
       34,637  Becton, Dickinson and Co.           5,035,181
      217,076  Boston Scientific Corp. (a)         3,805,342
        7,043  C. R. Bard, Inc.                    1,290,771
       43,855  DENTSPLY International, Inc.        2,582,621
       50,682  Edwards Lifesciences Corp. (a)      3,963,839
        7,329  Intuitive Surgical, Inc. (a)        3,963,890
       69,386  Medtronic PLC                       5,267,785
                                              --------------
                                                  25,909,429
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 5.9%
       24,682  Aetna, Inc.                         2,513,615
       66,220  AmerisourceBergen Corp.             5,930,663
       36,474  Cigna Corp.                         4,872,926
       43,414  Henry Schein, Inc. (a)              6,574,616
       29,899  Humana, Inc.                        4,867,258
       55,546  Laboratory Corp. of America
                  Holdings (a)                     6,240,593
       59,027  Patterson Cos., Inc.                2,506,287
       45,369  UnitedHealth Group, Inc.            5,224,694
                                              --------------
                                                  38,730,652
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.1%
       33,883  McDonald's Corp.                    4,194,038
       52,734  Royal Caribbean Cruises Ltd.        4,322,078
       88,909  Starbucks Corp.                     5,403,000
                                              --------------
                                                  13,919,116
                                              --------------
               HOUSEHOLD DURABLES -- 2.5%
      214,415  D.R. Horton, Inc.                   5,898,557
       81,842  Lennar Corp., Class A               3,449,640
       14,090  Mohawk Industries, Inc. (a)         2,344,717
      121,079  Newell Rubbermaid, Inc.             4,695,444
                                              --------------
                                                  16,388,358
                                              --------------
               HOUSEHOLD PRODUCTS -- 1.7%
       15,720  Church & Dwight Co., Inc.           1,320,480
       42,081  Clorox (The) Co.                    5,430,553
       31,445  Kimberly-Clark Corp.                4,038,167
                                              --------------
                                                  10,789,200
                                              --------------
               INDUSTRIAL CONGLOMERATES
                 -- 1.9%
       28,732  Danaher Corp.                       2,489,628
      220,472  General Electric Co.                6,415,735
       21,091  Roper Technologies, Inc.            3,705,056
                                              --------------
                                                  12,610,419
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE -- 3.9%
       66,267  Assurant, Inc.                 $    5,388,170
      116,067  Cincinnati Financial Corp.          6,688,941
      215,965  Progressive (The) Corp.             6,748,906
      175,286  XL Group PLC                        6,355,871
                                              --------------
                                                  25,181,888
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 3.2%
       10,161  Amazon.com, Inc. (a)                5,964,507
       42,938  Expedia, Inc.                       4,338,456
       60,043  Netflix, Inc. (a)                   5,514,349
        2,093  Priceline Group (The), Inc. (a)     2,228,982
       46,955  TripAdvisor, Inc. (a)               3,134,716
                                              --------------
                                                  21,181,010
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 2.9%
        8,827  Alphabet, Inc., Class A (a)         6,720,437
       65,619  Facebook, Inc., Class A (a)         7,363,108
       61,094  VeriSign, Inc. (a)                  4,618,706
                                              --------------
                                                  18,702,251
                                              --------------
               IT SERVICES -- 3.8%
       38,305  Accenture PLC, Class A              4,042,710
        4,824  Alliance Data Systems Corp. (a)       963,787
       15,749  Automatic Data Processing,
                  Inc.                             1,308,584
       22,231  Cognizant Technology
                  Solutions Corp., Class A (a)     1,407,445
       29,178  Fiserv, Inc. (a)                    2,759,072
       13,705  MasterCard, Inc., Class A           1,220,156
       75,683  Paychex, Inc.                       3,622,188
      137,906  Total System Services, Inc.         5,538,305
       51,617  Visa, Inc., Class A                 3,844,950
                                              --------------
                                                  24,707,197
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 2.2%
       63,827  Agilent Technologies, Inc.          2,403,087
        6,951  Illumina, Inc. (a)                  1,097,910
       74,723  PerkinElmer, Inc.                   3,610,615
       37,626  Thermo Fisher Scientific, Inc.      4,968,890
       19,829  Waters Corp. (a)                    2,403,473
                                              --------------
                                                  14,483,975
                                              --------------
               MACHINERY -- 1.3%
       31,133  Snap-on, Inc.                       5,029,847
       37,505  Stanley Black & Decker, Inc.        3,538,222
                                              --------------
                                                   8,568,069
                                              --------------
               MEDIA -- 2.8%
      167,310  Cablevision Systems Corp.,
                  Class A                          5,338,862
      295,004  Interpublic Group of Cos.
                  (The), Inc.                      6,619,890
       52,906  Omnicom Group, Inc.                 3,880,655
       14,379  Time Warner Cable, Inc.             2,617,122
                                              --------------
                                                  18,456,529
                                              --------------
               MULTILINE RETAIL -- 1.1%
       88,937  Dollar Tree, Inc. (a)               7,232,357
                                              --------------


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTI-UTILITIES -- 0.8%
      200,270  TECO Energy, Inc.              $    5,431,322
                                              --------------
               PERSONAL PRODUCTS -- 0.4%
       30,304  Estee Lauder (The) Cos., Inc.,
                  Class A                          2,583,416
                                              --------------
               PHARMACEUTICALS -- 1.7%
       17,079  Allergan PLC (a)                    4,857,780
       38,793  Bristol-Myers Squibb Co.            2,411,373
       49,354  Mylan N.V. (a)                      2,600,462
       27,844  Zoetis, Inc.                        1,198,684
                                              --------------
                                                  11,068,299
                                              --------------
               PROFESSIONAL SERVICES -- 1.2%
       47,923  Equifax, Inc.                       5,070,253
       34,711  Verisk Analytics, Inc. (a)          2,533,903
                                              --------------
                                                   7,604,156
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 6.4%
       13,763  American Tower Corp.                1,298,401
        7,246  AvalonBay Communities, Inc.         1,242,617
       10,462  Boston Properties, Inc.             1,215,789
       30,869  Crown Castle International
                  Corp.                            2,660,908
       17,649  Equinix, Inc.                       5,481,250
       32,707  Equity Residential                  2,521,383
       16,720  Essex Property Trust, Inc.          3,563,199
      151,281  Kimco Realty Corp.                  4,113,330
      111,844  Plum Creek Timber Co., Inc.         4,530,800
       62,176  Prologis, Inc.                      2,454,087
       27,726  Public Storage                      7,030,205
       51,687  Realty Income Corp.                 2,883,618
        6,862  Simon Property Group, Inc.          1,278,253
       13,348  Vornado Realty Trust                1,180,764
                                              --------------
                                                  41,454,604
                                              --------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.5%
      115,757  CBRE Group, Inc., Class A (a)       3,237,723
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 3.5%
       71,467  Applied Materials, Inc.             1,261,392
        2,410  Broadcom Corp., Class A               131,755
       47,314  Broadcom Ltd.                       6,326,355
       38,480  KLA-Tencor Corp.                    2,577,775
       67,202  Lam Research Corp.                  4,824,432
       28,670  Microchip Technology, Inc.          1,284,703
      208,365  NVIDIA Corp.                        6,103,011
                                              --------------
                                                  22,509,423
                                              --------------
               SOFTWARE -- 5.2%
      177,414  Activision Blizzard, Inc.           6,177,555
       56,815  Adobe Systems, Inc. (a)             5,063,921
       65,696  Autodesk, Inc. (a)                  3,075,887
       52,913  Citrix Systems, Inc. (a)            3,728,250
       19,416  Electronic Arts, Inc. (a)           1,253,206
       96,200  Microsoft Corp.                     5,299,658


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SOFTWARE (CONTINUED)
       64,451  Red Hat, Inc. (a)              $    4,514,792
       68,076  salesforce.com, Inc. (a)            4,633,253
                                              --------------
                                                  33,746,522
                                              --------------
               SPECIALTY RETAIL -- 6.0%
        5,395  AutoZone, Inc. (a)                  4,140,069
       51,930  Home Depot (The), Inc.              6,530,717
       41,775  L Brands, Inc.                      4,016,666
       90,317  Lowe's Cos., Inc.                   6,472,116
       15,795  O'Reilly Automotive, Inc. (a)       4,120,915
      127,629  Ross Stores, Inc.                   7,180,408
       10,787  Signet Jewelers Ltd.                1,251,292
       37,633  TJX (The) Cos., Inc.                2,680,975
       31,212  Tractor Supply Co.                  2,756,332
                                              --------------
                                                  39,149,490
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.2%
       17,559  SanDisk Corp.                       1,241,421
                                              --------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.6%
       45,338  Hanesbrands, Inc.                   1,385,983
       42,697  NIKE, Inc., Class B                 2,647,641
                                              --------------
                                                   4,033,624
                                              --------------
               TOBACCO -- 1.5%
       68,766  Altria Group, Inc.                  4,202,290
      115,649  Reynolds American, Inc.             5,776,668
                                              --------------
                                                   9,978,958
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 0.2%
       32,687  Fastenal Co.                        1,325,785
                                              --------------
               TOTAL INVESTMENTS -- 100.0%       652,269,831
               (Cost $611,180,475) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%             (113,679)
                                              --------------
               NET ASSETS -- 100.0%           $  652,156,152
                                              ==============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $51,292,920 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,203,564.


See Notes to Financial Statements                  Page 57

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $652,269,831      $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

Page 58                  See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.1%
          444  Curtiss-Wright Corp.           $       30,636
        2,415  Esterline Technologies
                  Corp. (a)                          190,085
          675  General Dynamics Corp.                 90,295
        1,004  Moog, Inc., Class A (a)                46,515
        1,469  National Presto Industries,
                  Inc.                               116,183
        2,206  Teledyne Technologies, Inc. (a)       179,237
        4,416  Textron, Inc.                         151,116
        8,202  Triumph Group, Inc.                   209,151
        1,933  United Technologies Corp.             169,505
                                              --------------
                                                   1,182,723
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.2%
        3,755  Atlas Air Worldwide Holdings,
                  Inc. (a)                           137,921
        1,491  Echo Global Logistics, Inc. (a)        32,817
        1,847  Hub Group, Inc., Class A (a)           56,278
                                              --------------
                                                     227,016
                                              --------------
               AIRLINES -- 1.0%
        8,763  American Airlines Group, Inc.         341,669
        1,829  Delta Air Lines, Inc.                  81,007
       39,501  Republic Airways Holdings,
                  Inc. (a)                            84,137
        8,161  SkyWest, Inc.                         122,578
        8,297  United Continental Holdings,
                  Inc. (a)                           400,579
                                              --------------
                                                   1,029,970
                                              --------------
               AUTO COMPONENTS -- 1.5%
        8,584  BorgWarner, Inc.                      252,026
       23,622  Dana Holding Corp.                    280,866
        1,282  Dorman Products, Inc. (a)              55,511
       16,289  Gentex Corp.                          222,996
       14,551  Goodyear Tire & Rubber (The)
                  Co.                                413,394
        4,698  Johnson Controls, Inc.                168,517
        2,447  Standard Motor Products, Inc.          91,297
        6,607  Superior Industries
                  International, Inc.                121,635
                                              --------------
                                                   1,606,242
                                              --------------
               AUTOMOBILES -- 0.8%
       19,750  Ford Motor Co.                        235,815
       10,909  General Motors Co.                    323,343
        6,132  Harley-Davidson, Inc.                 245,280
        4,679  Winnebago Industries, Inc.             82,397
                                              --------------
                                                     886,835
                                              --------------
               BANKS -- 4.2%
        6,955  Associated Banc-Corp.                 122,060
        2,716  BancorpSouth, Inc.                     56,710
       16,536  Bank of America Corp.                 233,819
        2,453  BB&T Corp.                             80,115
        2,683  Boston Private Financial
                  Holdings, Inc.                      27,769
        2,765  Central Pacific Financial
                  Corp.                               57,927
        5,378  Citigroup, Inc.                       228,995
          666  City Holding Co.                       29,610


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
        4,436  Comerica, Inc.                 $      152,155
        2,173  Cullen/Frost Bankers, Inc.            104,000
        2,280  F.N.B. Corp.                           27,474
        9,230  Fifth Third Bancorp                   145,834
       47,764  First BanCorp (a)                     124,186
        3,354  First Commonwealth Financial
                  Corp.                               29,280
        1,684  First Financial Bancorp                26,944
        1,628  First NBC Bank Holding Co. (a)         51,103
       12,017  First Niagara Financial Group,
                  Inc.                               117,646
       10,489  FirstMerit Corp.                      203,277
       10,023  Fulton Financial Corp.                128,796
        7,770  Hancock Holding Co.                   186,169
       16,773  Huntington Bancshares, Inc.           143,912
        7,610  International Bancshares Corp.        176,476
        4,215  JPMorgan Chase & Co.                  250,793
        7,032  KeyCorp                                78,477
          764  M&T Bank Corp.                         84,178
        1,879  MB Financial, Inc.                     58,475
       12,725  OFG Bancorp                            71,515
        6,868  Old National Bancorp                   84,614
        3,026  PacWest Bancorp                       111,084
        1,946  PNC Financial Services Group
                  (The), Inc.                        168,621
        4,087  Prosperity Bancshares, Inc.           173,289
        9,661  Regions Financial Corp.                78,447
        2,164  SunTrust Banks, Inc.                   79,159
       13,853  TCF Financial Corp.                   166,375
          616  Texas Capital Bancshares,
                  Inc. (a)                            21,991
        8,488  Trustmark Corp.                       183,680
        2,173  U.S. Bancorp                           87,050
          653  UMB Financial Corp.                    30,626
        4,101  Umpqua Holdings Corp.                  59,382
        1,708  Wells Fargo & Co.                      85,793
        1,255  Wintrust Financial Corp.               52,823
        3,397  Zions Bancorporation                   77,044
                                              --------------
                                                   4,457,673
                                              --------------
               BEVERAGES -- 0.1%
          322  Boston Beer (The) Co., Inc.,
                  Class A (a)                         57,719
                                              --------------
               BIOTECHNOLOGY -- 0.1%
        3,685  Enanta Pharmaceuticals,
                  Inc. (a)                            94,705
                                              --------------
               BUILDING PRODUCTS -- 0.0%
          891  Simpson Manufacturing Co.,
                  Inc.                                29,073
                                              --------------
               CAPITAL MARKETS -- 2.4%
          582  Affiliated Managers Group,
                  Inc. (a)                            78,099
        2,251  Bank of New York Mellon
                  (The) Corp.                         81,531
        6,287  Calamos Asset Management,
                  Inc., Class A                       60,292
        2,010  Eaton Vance Corp.                      57,607


                        See Notes to Financial Statements                Page 59

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CAPITAL MARKETS (CONTINUED)
        2,275  Federated Investors, Inc.,
                  Class B                     $       57,535
       12,910  Franklin Resources, Inc.              447,461
        1,031  Goldman Sachs Group (The),
                  Inc.                               166,568
        1,820  INTL FCStone, Inc. (a)                 51,306
        5,541  Invesco Ltd.                          165,842
        5,472  Investment Technology Group,
                  Inc.                                94,173
       13,882  Janus Capital Group, Inc.             174,774
        9,458  Legg Mason, Inc.                      289,604
        2,916  Morgan Stanley                         75,466
        3,012  Piper Jaffray Cos. (a)                102,408
        1,541  Stifel Financial Corp. (a)             51,562
        3,891  T. Rowe Price Group, Inc.             276,066
          258  Virtus Investment Partners,
                  Inc.                                22,704
       11,375  Waddell & Reed Financial,
                  Inc., Class A                      312,130
                                              --------------
                                                   2,565,128
                                              --------------
               CHEMICALS -- 3.0%
          992  A. Schulman, Inc.                      25,117
          712  Air Products and Chemicals,
                  Inc.                                90,218
        5,401  Calgon Carbon Corp.                    87,442
       11,649  CF Industries Holdings, Inc.          349,470
        5,404  Dow Chemical (The) Co.                226,968
        4,121  Eastman Chemical Co.                  252,246
       11,500  FutureFuel Corp.                      143,980
          834  H.B. Fuller Co.                        31,042
        3,402  Hawkins, Inc.                         127,473
        4,200  Innophos Holdings, Inc.               112,182
       41,255  Intrepid Potash, Inc. (a)              89,936
        1,831  Kraton Performance Polymers,
                  Inc. (a)                            26,879
        8,393  LSB Industries, Inc. (a)               47,001
        5,470  LyondellBasell Industries N.V.,
                  Class A                            426,496
        5,685  Minerals Technologies, Inc.           233,028
       17,230  Mosaic (The) Co.                      415,243
          171  NewMarket Corp.                        64,855
       15,109  Olin Corp.                            255,947
        2,052  PolyOne Corp.                          55,527
          394  Quaker Chemical Corp.                  29,554
        1,876  Stepan Co.                             84,345
                                              --------------
                                                   3,174,949
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.2%
        1,069  ABM Industries, Inc.                   32,102
       11,250  ADT (The) Corp.                       332,775
        3,131  Clean Harbors, Inc. (a)               138,735
        4,783  Deluxe Corp.                          267,370
        2,865  Essendant, Inc.                        85,549
          483  G&K Services, Inc., Class A            31,096
        3,615  HNI Corp.                             122,982


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                 (CONTINUED)
        1,499  MSA Safety, Inc.               $       64,157
        1,168  UniFirst Corp.                        122,990
        2,157  Viad Corp.                             63,567
                                              --------------
                                                   1,261,323
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.1%
        8,979  Bel Fuse, Inc., Class B               136,211
       13,664  Cisco Systems, Inc.                   325,067
        7,727  Comtech Telecommunications
                  Corp.                              150,831
          957  F5 Networks, Inc. (a)                  89,748
        2,660  InterDigital, Inc.                    119,806
        1,374  Plantronics, Inc.                      61,596
        7,422  QUALCOMM, Inc.                        336,514
                                              --------------
                                                   1,219,773
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 1.3%
        1,266  EMCOR Group, Inc.                      57,856
       10,067  Fluor Corp.                           451,908
        1,520  Granite Construction, Inc.             58,718
        6,635  Jacobs Engineering Group,
                  Inc. (a)                           260,291
        7,531  MYR Group, Inc. (a)                   150,695
       29,186  Orion Marine Group, Inc. (a)          105,361
       18,324  Quanta Services, Inc. (a)             342,659
                                              --------------
                                                   1,427,488
                                              --------------
               CONSUMER FINANCE -- 1.6%
        1,333  American Express Co.                   71,316
        3,855  Capital One Financial Corp.           252,965
        4,062  Cash America International,
                  Inc.                               121,616
        3,459  Discover Financial Services           158,388
        4,184  Encore Capital Group, Inc. (a)         95,897
       23,486  Enova International, Inc. (a)         130,817
        2,490  First Cash Financial Services,
                  Inc. (a)                            88,395
        7,413  Green Dot Corp., Class A (a)          131,729
       32,405  Navient Corp.                         309,792
        3,507  PRA Group, Inc. (a)                   104,333
        3,052  Synchrony Financial (a)                86,738
        4,183  World Acceptance Corp. (a)            121,056
                                              --------------
                                                   1,673,042
                                              --------------
               CONTAINERS & PACKAGING -- 0.8%
        2,918  Bemis Co., Inc.                       139,685
        4,231  Greif, Inc., Class A                  111,825
        2,460  International Paper Co.                84,157
        2,284  Myers Industries, Inc.                 26,015
        4,787  Sonoco Products Co.                   189,134
        8,134  WestRock Co.                          286,967
                                              --------------
                                                     837,783
                                              --------------
               DISTRIBUTORS -- 0.0%
       11,568  VOXX International Corp. (a)           49,627
                                              --------------


Page 60                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                 -- 0.8%
        8,341  American Public Education,
                  Inc. (a)                    $      131,621
        2,633  Capella Education Co.                 115,615
       12,880  DeVry Education Group, Inc.           256,312
          268  Graham Holdings Co., Class B          129,897
        2,151  Regis Corp. (a)                        32,136
        5,063  Sotheby's                             118,930
        1,012  Strayer Education, Inc. (a)            54,030
       13,059  Universal Technical Institute,
                  Inc.                                50,016
                                              --------------
                                                     888,557
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 0.3%
        2,107  Berkshire Hathaway, Inc.,
                  Class B (a)                        273,425
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.1%
        5,392  AT&T, Inc.                            194,435
       18,897  CenturyLink, Inc.                     480,362
       79,453  Frontier Communications Corp.         361,511
       18,457  Iridium Communications,
                  Inc. (a)                           128,461
        5,433  Lumos Networks Corp. (a)               62,914
                                              --------------
                                                   1,227,683
                                              --------------
               ELECTRIC UTILITIES -- 5.0%
        2,394  ALLETE, Inc.                          126,643
        6,367  American Electric Power Co.,
                  Inc.                               388,196
        2,496  Cleco Corp.                           132,637
        3,897  Duke Energy Corp.                     293,444
        6,266  Edison International                  387,239
        2,420  El Paso Electric Co.                   99,051
        2,715  Entergy Corp.                         191,625
        3,632  Eversource Energy                     195,402
       13,360  Exelon Corp.                          395,055
       11,693  FirstEnergy Corp.                     386,570
        9,548  Great Plains Energy, Inc.             266,198
        4,506  Hawaiian Electric Industries,
                  Inc.                               134,819
        2,878  IDACORP, Inc.                         200,280
        2,678  NextEra Energy, Inc.                  299,159
        9,920  OGE Energy Corp.                      260,202
       10,699  Pepco Holdings, Inc.                  285,449
        4,316  Pinnacle West Capital Corp.           286,194
        6,399  PNM Resources, Inc.                   200,993
        8,153  PPL Corp.                             285,844
        3,964  Southern (The) Co.                    193,919
        4,613  Westar Energy, Inc.                   200,942
        5,167  Xcel Energy, Inc.                     197,483
                                              --------------
                                                   5,407,344
                                              --------------
               ELECTRICAL EQUIPMENT -- 1.2%
        9,136  Eaton Corp. PLC                       461,459
        7,756  Emerson Electric Co.                  356,621

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ELECTRICAL EQUIPMENT (CONTINUED)
        3,280  Encore Wire Corp.              $      122,049
        1,089  EnerSys                                52,740
        2,252  Franklin Electric Co., Inc.            61,435
        3,578  Powell Industries, Inc.                89,593
        1,114  Regal Beloit Corp.                     62,618
          904  Rockwell Automation, Inc.              86,395
                                              --------------
                                                   1,292,910
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 4.1%
        1,008  Anixter International, Inc. (a)        49,835
        6,018  Arrow Electronics, Inc. (a)           310,529
        7,609  Avnet, Inc.                           303,751
        7,510  Benchmark Electronics, Inc. (a)       157,710
        4,852  Checkpoint Systems, Inc.               31,441
       26,008  Corning, Inc.                         484,009
        3,448  CTS Corp.                              54,306
        3,490  Daktronics, Inc.                       28,025
        1,032  FARO Technologies, Inc. (a)            26,491
       13,219  FLIR Systems, Inc.                    386,524
        4,291  Ingram Micro, Inc., Class A           121,006
        4,843  Insight Enterprises, Inc. (a)         114,440
       11,198  Jabil Circuit, Inc.                   222,952
        9,207  Keysight Technologies, Inc. (a)       215,444
        4,892  Knowles Corp. (a)                      66,531
          479  MTS Systems Corp.                      25,579
        5,868  Newport Corp. (a)                      89,370
        4,041  Park Electrochemical Corp.             65,787
        4,447  Plexus Corp. (a)                      155,423
        7,635  QLogic Corp. (a)                       97,881
        4,545  Rofin-Sinar Technologies,
                  Inc. (a)                           115,852
        1,807  Rogers Corp. (a)                       85,778
        7,542  Sanmina Corp. (a)                     141,337
        3,779  ScanSource, Inc. (a)                  118,585
        2,174  SYNNEX Corp.                          182,507
        4,910  Tech Data Corp. (a)                   306,384
        3,040  Trimble Navigation Ltd. (a)            58,642
       18,694  TTM Technologies, Inc. (a)            108,986
       21,644  Vishay Intertechnology, Inc.          248,040
                                              --------------
                                                   4,373,145
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 4.3%
       16,184  Archrock, Inc.                         97,104
       31,866  Atwood Oceanics, Inc.                 195,339
       34,753  Basic Energy Services, Inc. (a)        79,932
        3,597  Bristow Group, Inc.                    83,666
       17,585  Diamond Offshore Drilling,
                  Inc.                               326,905
        5,505  Dril-Quip, Inc. (a)                   322,813
       13,921  Era Group, Inc. (a)                   127,795
        9,671  Exterran Corp. (a)                    159,765
        9,594  FMC Technologies, Inc. (a)            241,289
        8,905  Gulf Island Fabrication, Inc.          77,652
       29,512  Helix Energy Solutions Group,
                  Inc. (a)                           118,933
        8,876  Helmerich & Payne, Inc.               450,901


                        See Notes to Financial Statements                Page 61

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
       15,617  Hornbeck Offshore Services,
                  Inc. (a)                    $      126,966
        2,962  Matrix Service Co. (a)                 56,159
       14,197  National Oilwell Varco, Inc.          461,970
       23,049  Newpark Resources, Inc. (a)           112,249
       24,721  Noble Corp. PLC                       192,577
        8,689  Oceaneering International,
                  Inc.                               294,123
       11,962  Oil States International,
                  Inc. (a)                           337,687
       17,294  Patterson-UTI Energy, Inc.            248,688
        2,661  Schlumberger Ltd.                     192,310
        2,317  SEACOR Holdings, Inc. (a)             106,605
       14,985  Transocean Ltd.                       156,144
        3,249  U.S. Silica Holdings, Inc.             60,594
                                              --------------
                                                   4,628,166
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 1.1%
        4,907  Andersons (The), Inc.                 143,824
        7,174  SpartanNash Co.                       147,211
        6,627  United Natural Foods, Inc. (a)        232,078
        6,053  Wal-Mart Stores, Inc.                 401,677
        8,308  Whole Foods Market, Inc.              243,507
                                              --------------
                                                   1,168,297
                                              --------------
               FOOD PRODUCTS -- 1.1%
       12,962  Archer-Daniels-Midland Co.            458,207
       11,568  Darling Ingredients, Inc. (a)         103,996
        1,614  Hain Celestial Group (The),
                  Inc. (a)                            58,717
        2,002  Sanderson Farms, Inc.                 162,603
        5,356  Seneca Foods Corp.,
                  Class A (a)                        147,986
        5,219  Tyson Foods, Inc., Class A            278,486
                                              --------------
                                                   1,209,995
                                              --------------
               GAS UTILITIES -- 0.9%
        1,568  Laclede Group (The), Inc.             100,258
        1,846  New Jersey Resources Corp.             65,016
          600  Northwest Natural Gas Co.              31,170
        3,898  ONE Gas, Inc.                         220,471
       10,042  Questar Corp.                         204,756
        3,959  South Jersey Industries, Inc.          98,421
        1,689  Southwest Gas Corp.                    99,364
        3,862  UGI Corp.                             131,308
                                              --------------
                                                     950,764
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 0.3%
        2,506  AngioDynamics, Inc. (a)                28,368
          798  Anika Therapeutics, Inc. (a)           30,021
          485  Cooper (The) Cos., Inc.                63,607
        1,501  St. Jude Medical, Inc.                 79,343
        1,147  Varian Medical Systems,
                  Inc. (a)                            88,468
                                              --------------
                                                     289,807
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 1.5%
        2,660  Anthem, Inc.                   $      347,103
       12,289  Community Health Systems,
                  Inc. (a)                           263,968
        2,365  Healthways, Inc. (a)                   27,812
          923  Landauer, Inc.                         28,281
        3,554  LifePoint Health, Inc. (a)            248,034
          493  Magellan Health, Inc. (a)              28,101
        5,216  Quest Diagnostics, Inc.               342,535
        7,819  Select Medical Holdings Corp.          74,515
        2,328  Universal Health Services,
                  Inc., Class B                      262,226
                                              --------------
                                                   1,622,575
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 1.1%
          188  Biglari Holdings, Inc. (a)             71,098
          701  BJ's Restaurants, Inc. (a)             30,066
          783  Bob Evans Farms, Inc.                  32,056
        2,718  Brinker International, Inc.           135,193
        1,704  Carnival Corp.                         82,013
        2,829  Cheesecake Factory (The), Inc.        136,641
          515  Cracker Barrel Old Country
                  Store, Inc.                         67,583
        5,799  International Speedway Corp.,
                  Class A                            197,978
        5,965  Interval Leisure Group, Inc.           70,268
        6,414  Marcus (The) Corp.                    121,481
          533  Marriott Vacations Worldwide
                  Corp.                               26,325
        1,508  Red Robin Gourmet Burgers,
                  Inc. (a)                            93,104
       16,904  Ruby Tuesday, Inc. (a)                 92,127
                                              --------------
                                                   1,155,933
                                              --------------
               HOUSEHOLD DURABLES -- 2.1%
        8,595  CalAtlantic Group, Inc.               279,252
        2,188  Ethan Allen Interiors, Inc.            58,420
       12,791  Garmin Ltd.                           449,987
        1,970  Harman International
                  Industries, Inc.                   146,548
       26,439  KB Home                               287,128
        3,814  La-Z-Boy, Inc.                         81,772
        5,553  M/I Homes, Inc. (a)                    99,510
       20,822  PulteGroup, Inc.                      348,977
       20,582  TRI Pointe Group, Inc. (a)            216,934
        2,343  Tupperware Brands Corp.               108,785
        1,262  Whirlpool Corp.                       169,600
                                              --------------
                                                   2,246,913
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.1%
        6,889  Central Garden & Pet Co. (a)           92,933
                                              --------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.9%
       29,080  AES (The) Corp.                       276,260
       31,525  NRG Energy, Inc.                      335,426
       41,860  Talen Energy Corp. (a)                299,299
                                              --------------
                                                     910,985
                                              --------------


Page 62                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INDUSTRIAL CONGLOMERATES
                 -- 0.2%
          616  3M Co.                         $       93,016
        1,471  Carlisle Cos., Inc.                   123,093
                                              --------------
                                                     216,109
                                              --------------
               INSURANCE -- 5.0%
        3,098  Aflac, Inc.                           179,560
          545  Alleghany Corp. (a)                   260,466
        4,482  Allstate (The) Corp.                  271,609
        3,877  American Equity Investment
                  Life Holding Co.                    70,523
        4,491  American International Group,
                  Inc.                               253,652
        3,185  Arthur J. Gallagher & Co.             119,883
        5,401  Aspen Insurance Holdings Ltd.         251,201
          794  Chubb Ltd.                             89,778
       13,661  CNO Financial Group, Inc.             237,701
        4,075  Endurance Specialty Holdings
                  Ltd.                               252,365
        1,780  Everest Re Group, Ltd.                318,513
        5,449  First American Financial Corp.        187,282
        3,207  Hanover Insurance Group
                  (The), Inc.                        261,338
        4,270  Hartford Financial Services
                  Group (The), Inc.                  171,569
        4,453  HCI Group, Inc.                       148,062
        1,833  Horace Mann Educators Corp.            56,310
        1,133  Infinity Property & Casualty
                  Corp.                               89,949
        5,250  Kemper Corp.                          181,440
        3,691  Lincoln National Corp.                145,647
        5,773  MetLife, Inc.                         257,764
          708  Navigators Group (The),
                  Inc. (a)                            62,028
        4,124  Principal Financial Group,
                  Inc.                               156,712
        1,920  ProAssurance Corp.                     96,230
        2,278  Prudential Financial, Inc.            159,642
        2,286  Reinsurance Group of America,
                  Inc.                               192,550
        2,881  RenaissanceRe Holdings Ltd.           324,545
        1,623  Torchmark Corp.                        88,194
        3,287  Travelers (The) Cos., Inc.            351,841
        3,557  United Insurance Holdings
                  Corp.                               55,240
        2,380  W. R. Berkley Corp.                   119,357
                                              --------------
                                                   5,410,951
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 0.1%
        2,324  FTD Cos., Inc. (a)                     57,403
        1,287  HSN, Inc.                              60,566
                                              --------------
                                                     117,969
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.2%
       10,300  Rackspace Hosting, Inc. (a)           208,163
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               IT SERVICES -- 1.6%
        1,004  CACI International, Inc.,
                  Class A (a)                 $       83,402
        8,668  Ciber, Inc. (a)                        28,171
        3,991  Computer Sciences Corp.               127,991
        3,093  CSRA, Inc.                             82,831
        1,532  Fidelity National Information
                  Services, Inc.                      91,506
        2,022  International Business
                  Machines Corp.                     252,325
        3,080  ManTech International Corp.,
                  Class A                             88,796
       13,600  NeuStar, Inc., Class A (a)            334,288
        3,556  Perficient, Inc. (a)                   67,742
        1,425  Science Applications
                  International Corp.                 60,734
       10,359  Western Union (The) Co.               184,805
       34,907  Xerox Corp.                           340,343
                                              --------------
                                                   1,742,934
                                              --------------
               LEISURE PRODUCTS -- 0.2%
        1,858  Arctic Cat, Inc.                       22,872
        2,275  Polaris Industries, Inc.              167,986
                                              --------------
                                                     190,858
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 0.1%
          471  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         60,104
                                              --------------
               MACHINERY -- 5.4%
        7,183  AGCO Corp.                            350,315
        1,494  Astec Industries, Inc.                 55,726
        3,440  Barnes Group, Inc.                    111,834
        7,034  Briggs & Stratton Corp.               138,288
        4,095  Caterpillar, Inc.                     254,873
        8,644  Chart Industries, Inc. (a)            140,119
        3,938  CLARCOR, Inc.                         184,535
        4,089  Crane Co.                             195,291
        5,403  Cummins, Inc.                         485,676
        1,215  Deere & Co.                            93,567
        2,274  Donaldson Co., Inc.                    64,081
        4,539  Dover Corp.                           265,305
        1,684  ESCO Technologies, Inc.                57,980
        4,408  Flowserve Corp.                       170,325
        2,715  Graco, Inc.                           197,326
        4,759  Greenbrier (The) Cos., Inc.           123,068
        3,861  Harsco Corp.                           24,865
        1,028  Hillenbrand, Inc.                      27,838
          852  IDEX Corp.                             61,779
        7,181  ITT Corp.                             233,024
        1,258  Lincoln Electric Holdings,
                  Inc.                                66,976
        3,438  Mueller Industries, Inc.               87,497
        1,017  Nordson Corp.                          61,457
        6,681  Oshkosh Corp.                         220,005
       10,030  PACCAR, Inc.                          492,172
        2,870  Parker-Hannifin Corp.                 278,849
        3,745  Pentair PLC                           176,464
        3,262  SPX Corp.                              30,337
        5,563  SPX FLOW, Inc. (a)                    132,622


                        See Notes to Financial Statements                Page 63

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       17,640  Terex Corp.                    $      395,136
       13,573  Trinity Industries, Inc.              290,734
        1,230  Valmont Industries, Inc.              131,106
        1,833  Wabtec Corp.                          117,220
        2,543  Xylem, Inc.                            91,421
                                              --------------
                                                   5,807,811
                                              --------------
               MARINE -- 0.3%
        6,194  Kirby Corp. (a)                       313,726
                                              --------------
               MEDIA -- 2.7%
          149  Cable One, Inc.                        64,069
        1,969  CBS Corp., Class B                     93,528
        3,900  Cinemark Holdings, Inc.               115,011
        4,932  Comcast Corp., Class A                274,762
        9,530  Gannett Co., Inc.                     141,425
        4,342  John Wiley & Sons, Inc.,
                  Class A                            181,496
        4,522  Meredith Corp.                        191,326
          789  Scholastic Corp.                       27,086
        5,041  Scripps Networks Interactive,
                  Inc., Class A                      307,350
       16,671  Sizmek, Inc. (a)                       56,848
       18,628  TEGNA, Inc.                           447,258
        2,869  Time Warner, Inc.                     202,092
       17,503  Twenty-First Century Fox, Inc.,
                  Class A                            472,056
        6,760  Viacom, Inc., Class B                 308,526
                                              --------------
                                                   2,882,833
                                              --------------
               METALS & MINING -- 2.9%
       37,595  Alcoa, Inc.                           274,068
        6,463  Carpenter Technology Corp.            179,413
       35,121  Century Aluminum Co. (a)              165,771
       23,813  Commercial Metals Co.                 331,477
        2,600  Compass Minerals
                  International, Inc.                194,610
        3,318  Haynes International, Inc.            106,176
        5,544  Materion Corp.                        135,773
       26,426  Newmont Mining Corp.                  527,463
        6,906  Nucor Corp.                           269,817
        5,628  Reliance Steel & Aluminum Co.         320,458
        7,298  Steel Dynamics, Inc.                  133,918
        3,551  Stillwater Mining Co. (a)              23,259
       26,843  SunCoke Energy, Inc.                  101,466
       11,116  TimkenSteel Corp.                     100,155
       32,680  United States Steel Corp.             228,760
        2,162  Worthington Industries, Inc.           66,136
                                              --------------
                                                   3,158,720
                                              --------------
               MULTILINE RETAIL -- 1.7%
        6,766  Big Lots, Inc.                        262,385
        1,291  Dollar General Corp.                   96,902
        9,982  Kohl's Corp.                          496,605
       10,609  Macy's, Inc.                          428,710
        3,723  Nordstrom, Inc.                       182,799
        3,834  Target Corp.                          277,658
       14,329  Tuesday Morning Corp. (a)              79,813
                                              --------------
                                                   1,824,872
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MULTI-UTILITIES -- 3.5%
        3,132  Alliant Energy Corp.           $      204,645
        8,584  Ameren Corp.                          385,593
        2,633  Avista Corp.                           97,500
        5,053  CenterPoint Energy, Inc.               90,297
        5,141  CMS Energy Corp.                      199,882
        4,331  Consolidated Edison, Inc.             300,528
        4,626  DTE Energy Co.                        393,256
       10,676  MDU Resources Group, Inc.             180,211
        9,509  NiSource, Inc.                        199,784
        1,716  NorthWestern Corp.                     95,822
        5,233  PG&E Corp.                            287,344
       12,289  Public Service Enterprise
                  Group, Inc.                        507,536
        6,133  SCANA Corp.                           386,072
        1,974  Sempra Energy                         187,037
        4,612  Vectren Corp.                         192,966
                                              --------------
                                                   3,708,473
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 7.0%
       23,095  Bonanza Creek Energy, Inc. (a)         65,821
      111,928  California Resources Corp.            160,057
        5,286  Chevron Corp.                         457,080
       58,511  Cloud Peak Energy, Inc. (a)            87,766
        5,962  ConocoPhillips                        232,995
       35,226  CONSOL Energy, Inc.                   279,694
        3,181  Energen Corp.                         112,194
        5,339  EQT Corp.                             329,630
        4,760  Exxon Mobil Corp.                     370,566
        5,314  Green Plains, Inc.                    100,700
        7,653  Hess Corp.                            325,253
        8,172  HollyFrontier Corp.                   285,775
       12,435  Kinder Morgan, Inc.                   204,556
       29,473  Marathon Oil Corp.                    286,772
        9,170  Marathon Petroleum Corp.              383,214
       16,528  Murphy Oil Corp.                      324,114
        8,451  Noble Energy, Inc.                    273,559
        5,811  Phillips 66                           465,752
       19,461  QEP Resources, Inc.                   249,490
        7,537  Range Resources Corp.                 222,794
        2,872  REX American Resources
                  Corp. (a)                          153,451
      115,908  Rex Energy Corp. (a)                   86,143
       16,582  SM Energy Co.                         231,816
        3,875  Spectra Energy Corp.                  106,369
        4,510  Tesoro Corp.                          393,498
        6,724  Valero Energy Corp.                   456,358
        9,153  Western Refining, Inc.                301,134
        6,781  World Fuel Services Corp.             264,120
       56,794  WPX Energy, Inc. (a)                  307,823
                                              --------------
                                                   7,518,494
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.6%
        4,767  Boise Cascade Co. (a)                  98,486
        1,336  Clearwater Paper Corp. (a)             52,318
        8,821  Domtar Corp.                          284,477
        8,419  P.H. Glatfelter Co.                   124,265


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PAPER & FOREST PRODUCTS
                 (CONTINUED)
        1,449  Schweitzer-Mauduit
                  International, Inc.         $       60,858
                                              --------------
                                                     620,404
                                              --------------
               PERSONAL PRODUCTS -- 0.1%
        1,277  Inter Parfums, Inc.                    34,288
        2,002  Medifast, Inc.                         58,118
                                              --------------
                                                      92,406
                                              --------------
               PHARMACEUTICALS -- 0.6%
        1,349  ANI Pharmaceuticals, Inc. (a)          43,182
        5,210  Catalent, Inc. (a)                    122,591
          903  Johnson & Johnson                      94,309
        7,026  Merck & Co., Inc.                     356,007
        3,826  Sagent Pharmaceuticals,
                  Inc. (a)                            57,811
                                              --------------
                                                     673,900
                                              --------------
               PROFESSIONAL SERVICES -- 0.6%
        3,763  FTI Consulting, Inc. (a)              127,528
        7,535  Kelly Services, Inc., Class A         124,930
        1,546  ManpowerGroup, Inc.                   118,037
        9,665  Navigant Consulting, Inc. (a)         152,610
        1,968  Robert Half International,
                  Inc.                                86,140
                                              --------------
                                                     609,245
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 1.8%
       13,924  Capstead Mortgage Corp.               130,050
        2,133  Care Capital Properties, Inc.          63,862
        1,208  Chesapeake Lodging Trust               30,345
        2,988  Corporate Office Properties
                  Trust                               66,632
        9,844  Corrections Corp. of America          283,606
        3,225  Cousins Properties, Inc.               27,799
        9,653  DiamondRock Hospitality Co.            80,120
        2,104  GEO Group (The), Inc.                  62,236
        4,987  Hospitality Properties Trust          117,643
        6,047  Host Hotels & Resorts, Inc.            83,751
        2,592  LaSalle Hotel Properties               57,439
        2,101  Liberty Property Trust                 61,601
        5,892  Macerich (The) Co.                    459,399
        2,644  Medical Properties Trust, Inc.         29,084
        3,892  Parkway Properties, Inc.               52,425
        3,007  Sabra Health Care REIT, Inc.           55,209
        4,395  Senior Housing Properties
                  Trust                               63,640
        2,548  Taubman Centers, Inc.                 181,010
        1,582  Urstadt Biddle Properties,
                  Inc., Class A                       32,115
                                              --------------
                                                   1,937,966
                                              --------------
               ROAD & RAIL -- 3.3%
        7,256  ArcBest Corp.                         148,966
       15,697  Celadon Group, Inc.                   124,634
       14,300  CSX Corp.                             329,186
        6,073  Genesee & Wyoming, Inc.,
                  Class A (a)                        301,099
        7,150  Heartland Express, Inc.               122,622


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ROAD & RAIL (CONTINUED)
        2,529  J.B. Hunt Transport Services,
                  Inc.                        $      183,858
        3,726  Kansas City Southern                  264,099
        5,022  Knight Transportation, Inc.           122,888
        1,111  Landstar System, Inc.                  63,783
        8,769  Marten Transport Ltd.                 147,144
        3,289  Norfolk Southern Corp.                231,875
        4,415  Old Dominion Freight Line,
                  Inc. (a)                           242,074
       16,462  Roadrunner Transportation
                  Systems, Inc. (a)                  130,379
        6,528  Ryder System, Inc.                    347,094
        6,976  Saia, Inc. (a)                        149,217
        4,744  Union Pacific Corp.                   341,568
       13,937  Werner Enterprises, Inc.              336,579
                                              --------------
                                                   3,587,065
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 1.8%
        2,848  Brooks Automation, Inc.                27,142
        1,389  Cabot Microelectronics
                  Corp. (a)                           56,449
        5,295  Diodes, Inc. (a)                      101,293
        7,203  First Solar, Inc. (a)                 494,558
       13,801  Intel Corp.                           428,107
       10,429  Kulicke & Soffa Industries,
                  Inc. (a)                           105,542
       33,573  Micron Technology, Inc. (a)           370,310
        3,382  MKS Instruments, Inc.                 119,858
        3,386  Texas Instruments, Inc.               179,221
                                              --------------
                                                   1,882,480
                                              --------------
               SOFTWARE -- 1.0%
       12,992  CA, Inc.                              373,260
       14,158  Mentor Graphics Corp.                 246,066
          170  MicroStrategy, Inc.,
                  Class A (a)                         29,327
        5,078  Oracle Corp.                          184,382
        4,417  Symantec Corp.                         87,633
        1,428  Synopsys, Inc. (a)                     61,261
        5,569  VASCO Data Security
                  International, Inc. (a)             86,320
                                              --------------
                                                   1,068,249
                                              --------------
               SPECIALTY RETAIL -- 7.0%
       14,560  Aaron's, Inc.                         333,133
        4,830  Abercrombie & Fitch Co.,
                  Class A                            126,739
       21,031  American Eagle Outfitters, Inc.       307,894
        1,554  AutoNation, Inc. (a)                   67,211
        9,361  Barnes & Noble Education,
                  Inc. (a)                           103,158
       10,693  Barnes & Noble, Inc.                   93,778
        9,853  Bed Bath & Beyond, Inc. (a)           425,354
       15,612  Best Buy Co., Inc.                    436,043
       15,540  Big 5 Sporting Goods Corp.            189,122
        3,953  Buckle (The), Inc.                    112,344
        2,790  Cabela's, Inc. (a)                    117,375
        4,538  Caleres, Inc.                         121,981


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
        2,530  Cato (The) Corp., Class A      $      102,035
        1,688  Children's Place (The), Inc.          109,889
        4,998  CST Brands, Inc.                      193,623
        7,042  Express, Inc. (a)                     119,432
        8,587  Finish Line (The), Inc.,
                  Class A                            162,638
        3,004  Foot Locker, Inc.                     202,950
       16,954  GameStop Corp., Class A               444,364
       19,246  Gap (The), Inc.                       475,761
        2,731  Genesco, Inc. (a)                     180,628
        1,230  Group 1 Automotive, Inc.               65,990
       13,812  Guess?, Inc.                          256,075
        1,420  Haverty Furniture Cos., Inc.           26,909
        5,132  Hibbett Sports, Inc. (a)              165,045
        8,393  Kirkland's, Inc.                       99,289
        8,429  MarineMax, Inc. (a)                   142,534
        8,291  Men's Wearhouse (The), Inc.           113,670
        4,293  Murphy USA, Inc. (a)                  248,350
        1,665  Outerwall, Inc.                        56,277
       21,776  Rent-A-Center, Inc.                   296,589
        5,683  Select Comfort Corp. (a)              119,684
        4,093  Sonic Automotive, Inc.,
                  Class A                             70,072
       17,041  Stage Stores, Inc.                    141,440
        9,795  Staples, Inc.                          87,371
        9,043  Stein Mart, Inc.                       66,557
        2,433  Tiffany & Co.                         155,323
       20,897  Urban Outfitters, Inc. (a)            478,123
        3,723  Vitamin Shoppe, Inc. (a)              113,291
        3,348  Williams-Sonoma, Inc.                 172,958
       10,268  Zumiez, Inc. (a)                      185,953
                                              --------------
                                                   7,486,952
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 1.9%
        7,224  EMC Corp.                             178,938
       31,275  Hewlett Packard Enterprise Co.        430,344
       40,153  HP, Inc.                              389,886
        2,009  Lexmark International, Inc.,
                  Class A                             56,674
        3,498  NetApp, Inc.                           76,711
       12,967  Seagate Technology PLC                376,691
        4,964  Super Micro Computer, Inc. (a)        147,828
        7,918  Western Digital Corp.                 379,906
                                              --------------
                                                   2,036,978
                                              --------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 2.3%
        2,833  Coach, Inc.                           104,963
        6,908  Deckers Outdoor Corp. (a)             341,670
        2,103  G-III Apparel Group Ltd. (a)          103,804
       22,728  Iconix Brand Group, Inc. (a)          150,914
       11,867  Michael Kors Holdings Ltd. (a)        473,493
        6,037  Movado Group, Inc.                    155,151
          954  Oxford Industries, Inc.                66,647
        5,038  PVH Corp.                             369,688
        3,330  Ralph Lauren Corp.                    374,625
        2,014  Steven Madden Ltd. (a)                 65,032
        3,660  Tumi Holdings, Inc. (a)                63,281


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY
                 GOODS (CONTINUED)
        5,516  Unifi, Inc. (a)                $      131,667
        5,573  Wolverine World Wide, Inc.             94,239
                                              --------------
                                                   2,495,174
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.3%
        1,920  Astoria Financial Corp.                29,049
        1,740  Dime Community Bancshares,
                  Inc.                                29,911
        3,996  New York Community Bancorp,
                  Inc.                                61,858
        3,020  Provident Financial Services,
                  Inc.                                59,313
        4,957  TrustCo Bank Corp. NY                  27,263
        5,471  Washington Federal, Inc.              116,806
                                              --------------
                                                     324,200
                                              --------------
               TOBACCO -- 0.1%
        2,769  Universal Corp.                       151,547
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 1.0%
        2,301  Applied Industrial
                  Technologies, Inc.                  88,450
        6,130  GATX Corp.                            251,207
        2,282  Kaman Corp.                            90,915
        4,634  MSC Industrial Direct Co.,
                  Inc., Class A                      300,330
        2,557  United Rentals, Inc. (a)              122,506
        1,680  Veritiv Corp. (a)                      51,828
          917  W.W. Grainger, Inc.                   180,365
                                              --------------
                                                   1,085,601
                                              --------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.4%
        6,642  Spok Holdings, Inc.                   119,623
       12,591  Telephone and Data Systems,
                  Inc.                               291,985
                                              --------------
                                                     411,608
                                              --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                      107,146,293
               (Cost $126,586,174)

               MONEY MARKET FUNDS -- 0.1%
       75,672  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.21% (b)                     75,672
               (Cost $75,672)                 --------------

               TOTAL INVESTMENTS -- 100.1%       107,221,965
               (Cost $126,661,846) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%              (62,743)
                                              --------------
               NET ASSETS -- 100.0%           $  107,159,222
                                              ==============


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2016 (UNAUDITED)

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2016.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,055,979 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $22,495,860.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*        $107,146,293      $      --    $      --
Money Market
   Funds                    75,672             --           --
                      ----------------------------------------
Total Investments     $107,221,965      $      --    $      --
                      ========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.7%
        3,565  Boeing (The) Co.               $      428,264
          967  Honeywell International, Inc.          99,794
        3,316  Huntington Ingalls Industries,
                  Inc.                               424,050
        1,845  Lockheed Martin Corp.                 389,295
        2,730  Northrop Grumman Corp.                505,214
        4,140  Raytheon Co.                          530,914
        3,255  Rockwell Collins, Inc.                263,264
                                              --------------
                                                   2,640,795
                                              --------------
               AIR FREIGHT & LOGISTICS -- 0.1%
        2,221  Expeditors International of
                  Washington, Inc.                   100,212
          795  Forward Air Corp.                      34,312
                                              --------------
                                                     134,524
                                              --------------
               AIRLINES -- 1.2%
        4,180  Alaska Air Group, Inc.                294,272
        4,961  Hawaiian Holdings, Inc. (a)           174,677
       11,143  JetBlue Airways Corp. (a)             237,457
       11,972  Southwest Airlines Co.                450,387
                                              --------------
                                                   1,156,793
                                              --------------
               AUTO COMPONENTS -- 0.6%
        3,505  Delphi Automotive PLC                 227,615
        2,878  Drew Industries, Inc.                 165,197
        1,479  Gentherm, Inc. (a)                     59,175
        4,147  Motorcar Parts of America,
                  Inc. (a)                           142,532
                                              --------------
                                                     594,519
                                              --------------
               AUTOMOBILES -- 0.3%
        5,993  Thor Industries, Inc.                 314,213
                                              --------------
               BANKS -- 2.5%
        5,157  Ameris Bancorp                        149,192
        6,804  Bank of the Ozarks, Inc.              301,689
          746  Banner Corp.                           30,959
        5,958  BBCN Bancorp, Inc.                     90,562
        6,096  Brookline Bancorp, Inc.                68,031
        3,082  Cardinal Financial Corp.               58,774
        2,685  Cathay General Bancorp                 75,180
        2,157  Columbia Banking System, Inc.          63,912
        4,049  East West Bancorp, Inc.               131,269
        3,804  First Midwest Bancorp, Inc.            66,304
        1,442  Hanmi Financial Corp.                  31,292
        1,730  Home BancShares, Inc.                  66,968
          735  Independent Bank Corp.                 33,597
        5,686  National Penn Bancshares, Inc.         64,820
        1,227  NBT Bancorp, Inc.                      31,779
        1,365  Pinnacle Financial Partners,
                  Inc.                                68,045
        1,709  PrivateBancorp, Inc.                   64,310
        1,110  S&T Bancorp, Inc.                      29,981
        2,194  Signature Bank (a)                    305,712
        2,730  Simmons First National Corp.,
                  Class A                            120,966
        6,325  Sterling Bancorp                       99,366
        5,196  Synovus Financial Corp.               158,634


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BANKS (CONTINUED)
        5,665  Talmer Bancorp, Inc., Class A  $       90,980
          609  Tompkins Financial Corp.               34,116
        4,524  Webster Financial Corp.               150,061
        2,961  Wilshire Bancorp, Inc.                 31,357
                                              --------------
                                                   2,417,856
                                              --------------
               BEVERAGES -- 1.6%
        2,034  Coca-Cola Enterprises, Inc.            94,418
        2,813  Constellation Brands, Inc.,
                  Class A                            428,926
        5,531  Dr Pepper Snapple Group, Inc.         519,029
        2,133  Molson Coors Brewing Co.,
                  Class B                            192,994
        2,017  Monster Beverage Corp. (a)            272,355
        1,002  PepsiCo, Inc.                          99,499
                                              --------------
                                                   1,607,221
                                              --------------
               BIOTECHNOLOGY -- 1.8%
        4,097  Acorda Therapeutics, Inc. (a)         150,852
        1,575  Alexion Pharmaceuticals,
                  Inc. (a)                           229,840
        1,851  Amgen, Inc.                           282,703
        1,673  Celgene Corp. (a)                     167,835
        4,381  Emergent BioSolutions, Inc. (a)       160,345
          990  Gilead Sciences, Inc.                  82,170
        1,617  Ligand Pharmaceuticals,
                  Inc. (a)                           161,652
          738  Regeneron Pharmaceuticals,
                  Inc. (a)                           310,026
        1,209  Repligen Corp. (a)                     26,779
        1,612  United Therapeutics Corp. (a)         198,566
                                              --------------
                                                   1,770,768
                                              --------------
               BUILDING PRODUCTS -- 2.7%
        5,491  A.O. Smith Corp.                      383,546
        1,473  AAON, Inc.                             31,714
        4,558  Allegion PLC                          276,032
        2,191  American Woodmark Corp. (a)           151,179
          786  Apogee Enterprises, Inc.               31,267
        7,579  Fortune Brands Home &
                  Security, Inc.                     368,264
        6,890  Gibraltar Industries, Inc. (a)        146,344
        9,847  Griffon Corp.                         149,477
        3,368  Lennox International, Inc.            403,554
       14,156  Masco Corp.                           373,577
        3,003  PGT, Inc. (a)                          29,429
        6,725  Quanex Building Products Corp.        124,480
        2,564  Universal Forest Products,
                  Inc.                               176,634
                                              --------------
                                                   2,645,497
                                              --------------
               CAPITAL MARKETS -- 0.9%
        6,083  Charles Schwab (The) Corp.            155,299
        3,379  E*TRADE Financial Corp. (a)            79,609
        1,897  Evercore Partners, Inc.,
                  Class A                             85,688
        2,353  Interactive Brokers Group,
                  Inc., Class A                       75,931
        1,389  Northern Trust Corp.                   86,229
        4,354  Raymond James Financial, Inc.         190,749
        4,817  SEI Investments Co.                   189,019
                                              --------------
                                                     862,524
                                              --------------


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 1.9%
        3,727  Airgas, Inc.                   $      521,780
        5,004  American Vanguard Corp.                56,345
        1,153  Balchem Corp.                          64,729
        1,504  E.I. du Pont de Nemours and
                  Co.                                 79,351
        3,227  Innospec, Inc.                        160,866
        2,511  International Flavors &
                  Fragrances, Inc.                   293,687
        1,909  RPM International, Inc.                74,928
        5,217  Scotts Miracle-Gro (The) Co.,
                  Class A                            358,304
          772  Sherwin-Williams (The) Co.            197,377
        1,014  Valspar (The) Corp.                    79,427
                                              --------------
                                                   1,886,794
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.5%
        2,200  Cintas Corp.                          189,024
        2,213  Copart, Inc. (a)                       74,158
        2,942  Healthcare Services Group,
                  Inc.                               104,058
        8,794  Herman Miller, Inc.                   225,302
        2,623  Matthews International Corp.,
                  Class A                            130,914
        6,830  Republic Services, Inc.               298,471
        5,975  Waste Connections, Inc.               358,321
        1,877  Waste Management, Inc.                 99,387
                                              --------------
                                                   1,479,635
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.6%
        5,504  ARRIS International PLC (a)           140,187
        7,035  CalAmp Corp. (a)                      119,595
        4,066  Ciena Corp. (a)                        72,253
        9,016  Digi International, Inc. (a)           82,226
        5,932  Harris Corp.                          515,906
        2,751  Ixia (a)                               26,327
        7,258  Juniper Networks, Inc.                171,289
        1,463  Motorola Solutions, Inc.               97,684
        3,346  NETGEAR, Inc. (a)                     125,040
       20,047  Polycom, Inc. (a)                     204,279
                                              --------------
                                                   1,554,786
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 0.3%
        6,167  Comfort Systems USA, Inc.             174,773
        2,505  Dycom Industries, Inc. (a)            165,981
                                              --------------
                                                     340,754
                                              --------------
               CONSTRUCTION MATERIALS -- 0.6%
        2,027  Headwaters, Inc. (a)                   32,371
        1,467  Martin Marietta Materials,
                  Inc.                               184,226
        4,218  Vulcan Materials Co.                  372,028
                                              --------------
                                                     588,625
                                              --------------
               CONTAINERS & PACKAGING -- 1.1%
        2,316  AptarGroup, Inc.                      168,836
        6,394  Avery Dennison Corp.                  389,331
        4,131  Ball Corp.                            276,075


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONTAINERS & PACKAGING
                 (CONTINUED)
        1,334  Packaging Corp. of America     $       67,807
        3,132  Silgan Holdings, Inc.                 165,589
                                              --------------
                                                   1,067,638
                                              --------------
               DISTRIBUTORS -- 0.6%
        2,139  Core-Mark Holding Co., Inc.           173,879
       11,357  LKQ Corp. (a)                         311,182
        1,736  Pool Corp.                            146,692
                                              --------------
                                                     631,753
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 1.9%
        1,296  CBOE Holdings, Inc.                    86,339
          517  FactSet Research Systems, Inc.         77,912
        1,563  Intercontinental Exchange,
                  Inc.                               412,319
        3,770  MarketAxess Holdings, Inc.            438,187
        2,032  McGraw Hill Financial, Inc.           172,761
        4,665  MSCI, Inc.                            321,139
        5,165  Nasdaq, Inc.                          320,230
                                              --------------
                                                   1,828,887
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.3%
       15,307  8x8, Inc. (a)                         192,256
        1,311  Atlantic Tele-Network, Inc.           100,934
       28,499  Cincinnati Bell, Inc. (a)              92,337
        3,346  Consolidated Communications
                  Holdings, Inc.                      67,054
        8,861  General Communication, Inc.,
                  Class A (a)                        160,561
        9,483  Level 3 Communications,
                  Inc. (a)                           462,865
        4,334  Verizon Communications, Inc.          216,570
                                              --------------
                                                   1,292,577
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.7%
        1,799  Acuity Brands, Inc.                   364,172
        2,523  AZZ, Inc.                             129,884
        1,665  Hubbell, Inc.                         150,566
                                              --------------
                                                     644,622
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.4%
        1,077  Coherent, Inc. (a)                     83,220
        1,879  ePlus, Inc. (a)                       177,960
        7,358  Fabrinet (a)                          183,288
        5,528  II-VI, Inc. (a)                       114,982
        3,774  IPG Photonics Corp. (a)               305,052
          959  Littelfuse, Inc.                       97,722
        9,546  Mercury Systems, Inc. (a)             182,233
        1,074  Methode Electronics, Inc.              27,989
        1,582  OSI Systems, Inc. (a)                  86,725
        1,550  TE Connectivity Ltd.                   88,598
                                              --------------
                                                   1,347,769
                                              --------------


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                 -- 0.5%
        4,754  Cameron International
                  Corp. (a)                   $      312,148
       23,307  TETRA Technologies, Inc. (a)          144,270
                                              --------------
                                                     456,418
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 2.0%
        3,492  Casey's General Stores, Inc.          421,624
        3,192  Costco Wholesale Corp.                482,375
        2,049  CVS Health Corp.                      197,913
       12,324  Kroger (The) Co.                      478,294
        4,705  Walgreens Boots Alliance, Inc.        375,083
                                              --------------
                                                   1,955,289
                                              --------------
               FOOD PRODUCTS -- 4.0%
        2,002  B&G Foods, Inc.                        72,913
        2,094  Calavo Growers, Inc.                  108,364
        1,513  Cal-Maine Foods, Inc.                  76,361
        1,906  Campbell Soup Co.                     107,517
        4,751  ConAgra Foods, Inc.                   197,832
        3,637  Diamond Foods, Inc. (a)               133,478
        3,915  Flowers Foods, Inc.                    80,414
        1,737  General Mills, Inc.                    98,158
        6,519  Hormel Foods Corp.                    524,193
        3,511  Ingredion, Inc.                       353,628
          601  J&J Snack Foods Corp.                  64,896
        4,180  J.M. Smucker (The) Co.                536,378
        2,772  Kellogg Co.                           203,576
        3,643  Lancaster Colony Corp.                370,420
        1,171  McCormick & Co., Inc.                 103,013
        2,234  Mondelez International, Inc.,
                  Class A                             96,285
        6,818  Post Holdings, Inc. (a)               398,853
        2,991  Snyder's-Lance, Inc.                   94,426
        2,145  TreeHouse Foods, Inc. (a)             170,227
        2,162  WhiteWave Foods (The) Co. (a)          81,615
                                              --------------
                                                   3,872,547
                                              --------------
               GAS UTILITIES -- 0.9%
        3,139  AGL Resources, Inc.                   199,515
        2,669  Atmos Energy Corp.                    184,748
        1,799  Piedmont Natural Gas Co., Inc.        106,573
        5,342  WGL Holdings, Inc.                    356,792
                                              --------------
                                                     847,628
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 4.8%
        1,843  Abaxis, Inc.                           80,263
        1,553  ABIOMED, Inc. (a)                     132,517
        5,110  Align Technology, Inc. (a)            337,975
          414  Analogic Corp.                         30,665
        2,600  Becton, Dickinson and Co.             377,962
       16,294  Boston Scientific Corp. (a)           285,634
          529  C. R. Bard, Inc.                       96,950
        2,256  Cantel Medical Corp.                  133,939
        3,924  Cynosure, Inc., Class A (a)           142,049
        3,292  DENTSPLY SIRONA, Inc.                 193,866


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES (CONTINUED)
        3,804  Edwards Lifesciences Corp. (a) $      297,511
        1,751  Hill-Rom Holdings, Inc.                85,589
        2,174  Hologic, Inc. (a)                      73,785
          910  ICU Medical, Inc. (a)                  87,587
        1,514  Integra LifeSciences Holdings
                  Corp. (a)                           93,035
          550  Intuitive Surgical, Inc. (a)          297,467
        2,472  Masimo Corp. (a)                       90,846
        5,208  Medtronic PLC                         395,391
        5,000  Meridian Bioscience, Inc.              96,250
        2,135  Natus Medical, Inc. (a)                75,323
        2,481  Neogen Corp. (a)                      129,459
        1,896  NuVasive, Inc. (a)                     87,443
        1,567  ResMed, Inc.                           88,849
        2,303  Sirona Dental Systems, Inc. (a)       244,786
        5,583  STERIS PLC                            386,567
          640  Teleflex, Inc.                         86,842
        2,983  Vascular Solutions, Inc. (a)           81,615
        2,794  West Pharmaceutical Services,
                  Inc.                               159,873
                                              --------------
                                                   4,670,038
                                              --------------
               HEALTH CARE PROVIDERS & SERVICES
                 -- 6.4%
        3,803  Aceto Corp.                            86,899
        1,853  Aetna, Inc.                           188,709
        2,447  Air Methods Corp. (a)                  95,286
        2,684  Almost Family, Inc. (a)               102,636
        2,609  Amedisys, Inc. (a)                     93,272
        4,971  AmerisourceBergen Corp.               445,203
        5,645  AMN Healthcare Services,
                  Inc. (a)                           159,020
        5,535  AmSurg Corp. (a)                      405,107
        6,392  Centene Corp. (a)                     396,687
          936  Chemed Corp.                          131,339
        2,738  Cigna Corp.                           365,797
        3,193  CorVel Corp. (a)                      145,665
       10,694  Cross Country Healthcare,
                  Inc. (a)                           153,994
        3,098  Ensign Group (The), Inc.               69,550
        6,144  Health Net, Inc. (a)                  406,856
        3,259  Henry Schein, Inc. (a)                493,543
        2,244  Humana, Inc.                          365,301
        4,169  Laboratory Corp. of America
                  Holdings (a)                       468,387
        3,870  LHC Group, Inc. (a)                   146,750
        1,174  MEDNAX, Inc. (a)                       81,546
        4,197  Molina Healthcare, Inc. (a)           230,457
        4,431  Patterson Cos., Inc.                  188,140
        3,736  Providence Service (The)
                  Corp. (a)                          165,878
        2,612  U.S. Physical Therapy, Inc.           133,604
        3,405  UnitedHealth Group, Inc.              392,120
        4,589  VCA, Inc. (a)                         235,278
        2,151  WellCare Health Plans, Inc. (a)       163,433
                                              --------------
                                                   6,310,457
                                              --------------


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 0.4%
       21,880  Allscripts Healthcare
                  Solutions, Inc. (a)         $      301,506
          694  Medidata Solutions, Inc. (a)           29,655
        6,365  Quality Systems, Inc.                  83,445
                                              --------------
                                                     414,606
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.3%
        7,057  Boyd Gaming Corp. (a)                 125,685
        2,269  Domino's Pizza, Inc.                  258,507
        2,543  McDonald's Corp.                      314,772
        6,171  Monarch Casino & Resort,
                  Inc. (a)                           127,740
          864  Panera Bread Co., Class A (a)         167,616
        1,099  Pinnacle Entertainment,
                  Inc. (a)                            33,563
          585  Popeyes Louisiana Kitchen,
                  Inc. (a)                            36,054
        3,958  Royal Caribbean Cruises Ltd.          324,398
        4,404  Ruth's Hospitality Group, Inc.         71,565
        4,340  Sonic Corp.                           127,509
        6,674  Starbucks Corp.                       405,579
        1,960  Texas Roadhouse, Inc.                  72,187
       15,623  Wendy's (The) Co.                     159,823
                                              --------------
                                                   2,224,998
                                              --------------
               HOUSEHOLD DURABLES -- 2.9%
       16,094  D.R. Horton, Inc.                     442,746
        1,488  Helen of Troy Ltd. (a)                132,982
        5,647  Installed Building Products,
                  Inc. (a)                           117,627
        3,961  iRobot Corp. (a)                      134,397
        7,364  Jarden Corp. (a)                      390,660
        6,143  Lennar Corp., Class A                 258,927
        3,295  M.D.C. Holdings, Inc.                  71,699
        1,006  Meritage Homes Corp. (a)               33,208
        1,058  Mohawk Industries, Inc. (a)           176,062
        9,088  Newell Rubbermaid, Inc.               352,433
          256  NVR, Inc. (a)                         422,656
        3,582  Tempur Sealy International,
                  Inc. (a)                           216,138
        1,365  Universal Electronics, Inc. (a)        68,455
                                              --------------
                                                   2,817,990
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.9%
        1,180  Church & Dwight Co., Inc.              99,120
        3,159  Clorox (The) Co.                      407,669
        2,360  Kimberly-Clark Corp.                  303,071
          711  WD-40 Co.                              73,446
                                              --------------
                                                     883,306
                                              --------------
               INDUSTRIAL CONGLOMERATES
                 -- 1.0%
        2,157  Danaher Corp.                         186,904
       16,549  General Electric Co.                  481,576
        1,583  Roper Technologies, Inc.              278,086
                                              --------------
                                                     946,566
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE -- 3.8%
        5,836  American Financial Group, Inc. $      414,239
        1,377  AMERISAFE, Inc.                        70,241
        4,974  Assurant, Inc.                        404,436
        2,621  Brown & Brown, Inc.                    79,285
        8,712  Cincinnati Financial Corp.            502,072
        5,136  Employers Holdings, Inc.              127,938
       22,579  Old Republic International
                  Corp.                              408,228
        1,781  Primerica, Inc.                        80,163
       16,211  Progressive (The) Corp.               506,594
        1,661  RLI Corp.                              98,497
        4,176  Selective Insurance Group, Inc.       130,751
        2,216  StanCorp Financial Group, Inc.        254,087
        4,575  United Fire Group, Inc.               176,732
        1,475  Universal Insurance Holdings,
                  Inc.                                27,641
       13,157  XL Group PLC                          477,073
                                              --------------
                                                   3,757,977
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 1.9%
          763  Amazon.com, Inc. (a)                  447,881
        3,776  Blue Nile, Inc.                       131,367
        3,223  Expedia, Inc.                         325,652
        4,507  Netflix, Inc. (a)                     413,923
        1,580  Nutrisystem, Inc.                      31,300
        4,090  PetMed Express, Inc.                   73,702
          157  Priceline Group (The), Inc. (a)       167,200
        3,525  TripAdvisor, Inc. (a)                 235,329
                                              --------------
                                                   1,826,354
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 2.2%
          663  Alphabet, Inc., Class A (a)           504,775
        2,398  Constant Contact, Inc. (a)             75,801
        7,645  DHI Group, Inc. (a)                    71,175
        4,925  Facebook, Inc., Class A (a)           552,634
        5,110  j2 Global, Inc.                       370,526
        1,045  LogMeIn, Inc. (a)                      54,591
        3,562  NIC, Inc.                              70,492
        1,599  Stamps.com, Inc. (a)                  150,018
        4,586  VeriSign, Inc. (a)                    346,702
                                              --------------
                                                   2,196,714
                                              --------------
               IT SERVICES -- 4.9%
        2,875  Accenture PLC, Class A                303,428
        4,022  Acxiom Corp. (a)                       75,212
          362  Alliance Data Systems Corp. (a)        72,324
        1,182  Automatic Data Processing,
                  Inc.                                98,212
        3,132  Broadridge Financial
                  Solutions, Inc.                    167,750
        1,016  Cardtronics, Inc. (a)                  31,303
        1,669  Cognizant Technology
                  Solutions Corp., Class A (a)       105,664
       16,900  Convergys Corp.                       413,036
        3,897  CSG Systems International,
                  Inc.                               136,161
        2,213  DST Systems, Inc.                     233,272
        3,901  ExlService Holdings, Inc. (a)         170,318
        2,190  Fiserv, Inc. (a)                      207,086


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
        2,783  Gartner, Inc. (a)              $      244,598
        5,217  Global Payments, Inc.                 307,542
        1,848  Heartland Payment Systems,
                  Inc.                               170,164
        4,311  Jack Henry & Associates, Inc.         349,967
        7,477  Leidos Holdings, Inc.                 344,839
        1,029  MasterCard, Inc., Class A              91,612
        1,496  MAXIMUS, Inc.                          79,842
        5,681  Paychex, Inc.                         271,893
        5,694  Sykes Enterprises, Inc. (a)           167,631
        3,676  TeleTech Holdings, Inc.                98,186
       10,351  Total System Services, Inc.           415,696
        3,874  Visa, Inc., Class A                   288,574
                                              --------------
                                                   4,844,310
                                              --------------
               LEISURE PRODUCTS -- 0.3%
        4,997  Brunswick Corp.                       199,130
       10,891  Callaway Golf Co.                      94,861
          574  Sturm Ruger & Co., Inc.                33,780
                                              --------------
                                                     327,771
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 2.3%
        3,389  Affymetrix, Inc. (a)                   47,548
        4,791  Agilent Technologies, Inc.            180,381
        7,064  Albany Molecular Research,
                  Inc. (a)                           115,285
        2,978  Cambrex Corp. (a)                     103,158
        5,233  Charles River Laboratories
                  International, Inc. (a)            388,446
          522  Illumina, Inc. (a)                     82,450
        6,555  Luminex Corp. (a)                     125,790
          248  Mettler-Toledo International,
                  Inc. (a)                            77,587
        4,940  PAREXEL International
                  Corp. (a)                          315,962
        5,609  PerkinElmer, Inc.                     271,027
        2,824  Thermo Fisher Scientific, Inc.        372,937
        1,488  Waters Corp. (a)                      180,360
                                              --------------
                                                   2,260,931
                                              --------------
               MACHINERY -- 1.7%
          936  Albany International Corp.,
                  Class A                             31,749
        8,846  Federal Signal Corp.                  130,832
        3,517  John Bean Technologies Corp.          161,114
        3,952  Lydall, Inc. (a)                      111,644
        2,337  Snap-on, Inc.                         377,566
        1,234  Standex International Corp.            89,119
        2,815  Stanley Black & Decker, Inc.          265,567
        4,605  Toro (The) Co.                        343,165
        3,388  Woodward, Inc.                        156,492
                                              --------------
                                                   1,667,248
                                              --------------
               MARINE -- 0.1%
        3,289  Matson, Inc.                          132,908
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEDIA -- 2.2%
        3,380  AMC Networks, Inc.,
                  Class A (a)                 $      246,030
       12,559  Cablevision Systems Corp.,
                  Class A                            400,757
       16,323  DreamWorks Animation SKG,
                  Inc., Class A (a)                  418,522
        1,800  E.W. Scripps (The) Co.,
                  Class A                             34,164
       22,144  Interpublic Group of Cos.
                  (The), Inc.                        496,911
        3,424  Live Nation Entertainment,
                  Inc. (a)                            77,725
        3,971  Omnicom Group, Inc.                   291,273
        1,079  Time Warner Cable, Inc.               196,389
                                              --------------
                                                   2,161,771
                                              --------------
               METALS & MINING -- 0.1%
        1,226  Kaiser Aluminum Corp.                  95,309
                                              --------------
               MULTILINE RETAIL -- 0.6%
        6,676  Dollar Tree, Inc. (a)                 542,892
                                              --------------
               MULTI-UTILITIES -- 0.4%
       15,033  TECO Energy, Inc.                     407,695
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 0.1%
        1,922  PDC Energy, Inc. (a)                  109,304
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.4%
        4,542  KapStone Paper and Packaging
                  Corp.                               67,131
       14,014  Louisiana-Pacific Corp. (a)           220,300
        1,643  Neenah Paper, Inc.                     99,303
                                              --------------
                                                     386,734
                                              --------------
               PERSONAL PRODUCTS -- 0.2%
        2,275  Estee Lauder (The) Cos., Inc.,
                  Class A                            193,944
                                              --------------
               PHARMACEUTICALS -- 1.4%
        4,510  Akorn, Inc. (a)                       117,215
        1,282  Allergan PLC (a)                      364,639
        2,912  Bristol-Myers Squibb Co.              181,010
        1,886  Depomed, Inc. (a)                      28,931
        3,279  Impax Laboratories, Inc. (a)          122,864
        3,705  Mylan N.V. (a)                        195,217
        4,161  Nektar Therapeutics (a)                56,756
        3,405  Prestige Brands Holdings,
                  Inc. (a)                           158,945
        2,545  Supernus Pharmaceuticals,
                  Inc. (a)                            28,860
        2,090  Zoetis, Inc.                           89,975
                                              --------------
                                                   1,344,412
                                              --------------
               PROFESSIONAL SERVICES -- 1.4%
        3,597  Equifax, Inc.                         380,563
        1,404  Exponent, Inc.                         72,039
        5,151  Heidrick & Struggles
                  International, Inc.                135,781
        3,640  Insperity, Inc.                       163,545
        2,113  Korn/Ferry International               65,102
        3,899  On Assignment, Inc. (a)               150,696


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES (CONTINUED)
        4,291  Resources Connection, Inc.     $       64,837
        6,804  TrueBlue, Inc. (a)                    155,403
        2,605  Verisk Analytics, Inc. (a)            190,165
          754  WageWorks, Inc. (a)                    33,734
                                              --------------
                                                   1,411,865
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 7.2%
        2,115  Acadia Realty Trust                    72,122
        4,125  Agree Realty Corp.                    152,295
        1,862  Alexandria Real Estate
                  Equities, Inc.                     147,433
        4,070  American Campus
                  Communities, Inc.                  171,754
        1,033  American Tower Corp.                   97,453
          544  AvalonBay Communities, Inc.            93,291
          785  Boston Properties, Inc.                91,225
        1,096  Camden Property Trust                  83,625
        4,830  Cedar Realty Trust, Inc.               34,100
        2,472  CoreSite Realty Corp.                 158,554
        2,317  Crown Castle International
                  Corp.                              199,725
        5,396  Douglas Emmett, Inc.                  159,614
        2,708  Education Realty Trust, Inc.          105,829
        1,199  EPR Properties                         71,880
        1,325  Equinix, Inc.                         411,505
        3,099  Equity One, Inc.                       85,904
        2,455  Equity Residential                    189,256
        1,255  Essex Property Trust, Inc.            267,453
        3,815  Extra Space Storage, Inc.             345,982
        1,152  Federal Realty Investment
                  Trust                              173,756
        1,994  Getty Realty Corp.                     35,653
        2,476  Healthcare Realty Trust, Inc.          71,903
        3,859  Highwoods Properties, Inc.            163,197
        3,220  Inland Real Estate Corp.               34,486
       11,355  Kimco Realty Corp.                    308,742
        4,208  Lamar Advertising Co., Class A        236,111
        2,779  Mid-America Apartment
                  Communities, Inc.                  260,726
        6,302  National Retail Properties,
                  Inc.                               270,608
        8,395  Plum Creek Timber Co., Inc.           340,081
        4,667  Prologis, Inc.                        184,207
          391  PS Business Parks, Inc.                33,853
        2,081  Public Storage                        527,658
        3,880  Realty Income Corp.                   216,465
        2,470  Regency Centers Corp.                 178,803
        5,732  Retail Opportunity Investments
                  Corp.                              105,985
          515  Simon Property Group, Inc.             95,934
        3,136  Sovran Self Storage, Inc.             353,364
        2,862  Summit Hotel Properties, Inc.          29,049
        8,957  UDR, Inc.                             318,780
          684  Universal Health Realty Income
                  Trust                               34,768
        1,002  Vornado Realty Trust                   88,637
                                              --------------
                                                   7,001,766
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.6%
        8,689  CBRE Group, Inc., Class A (a)  $      243,031
        2,105  Jones Lang LaSalle, Inc.              296,216
                                              --------------
                                                     539,247
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 3.9%
        1,211  Advanced Energy Industries,
                  Inc. (a)                            34,005
      117,254  Advanced Micro Devices,
                  Inc. (a)                           257,959
        5,364  Applied Materials, Inc.                94,675
        3,552  Broadcom Ltd.                         474,938
        6,002  CEVA, Inc. (a)                        138,946
        2,374  Cirrus Logic, Inc. (a)                 82,425
        8,500  Cohu, Inc.                            102,935
       16,249  Fairchild Semiconductor
                  International, Inc. (a)            332,942
       15,964  Integrated Device Technology,
                  Inc. (a)                           406,763
        2,888  KLA-Tencor Corp.                      193,467
        5,044  Lam Research Corp.                    362,109
        2,152  Microchip Technology, Inc.             96,431
        1,049  Microsemi Corp. (a)                    33,253
        2,201  Monolithic Power Systems, Inc.        137,716
        4,631  Nanometrics, Inc. (a)                  65,436
       15,640  NVIDIA Corp.                          458,096
          703  Power Integrations, Inc.               33,132
       12,326  Rudolph Technologies, Inc. (a)        157,896
        3,466  Silicon Laboratories, Inc. (a)        158,050
        3,142  Synaptics, Inc. (a)                   230,340
                                              --------------
                                                   3,851,514
                                              --------------
               SOFTWARE -- 5.2%
       13,317  Activision Blizzard, Inc.             463,698
        4,265  Adobe Systems, Inc. (a)               380,139
          910  ANSYS, Inc. (a)                        80,253
        4,931  Autodesk, Inc. (a)                    230,869
        2,129  Blackbaud, Inc.                       130,891
        3,451  Bottomline Technologies (de),
                  Inc. (a)                            99,458
        8,086  Cadence Design Systems,
                  Inc. (a)                           158,162
        3,972  Citrix Systems, Inc. (a)              279,867
        4,276  Ebix, Inc.                            145,897
        1,457  Electronic Arts, Inc. (a)              94,042
        2,680  Fair Isaac Corp.                      256,128
        5,086  Manhattan Associates, Inc. (a)        293,208
        7,221  Microsoft Corp.                       397,805
        4,838  Red Hat, Inc. (a)                     338,902
        5,110  salesforce.com, Inc. (a)              347,787
        7,142  SolarWinds, Inc. (a)                  428,163
        4,603  Solera Holdings, Inc.                 249,759
        2,012  Take-Two Interactive Software,
                  Inc. (a)                            69,816
        2,413  Tyler Technologies, Inc. (a)          378,986
        1,721  Ultimate Software Group (The),
                  Inc. (a)                           302,259
                                              --------------
                                                   5,126,089
                                              --------------


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL -- 3.4%
          405  AutoZone, Inc. (a)             $      310,793
       10,067  Francesca's Holdings Corp. (a)        183,522
        3,898  Home Depot (The), Inc.                490,213
        3,136  L Brands, Inc.                        301,526
        1,643  Lithia Motors, Inc., Class A          125,805
        6,779  Lowe's Cos., Inc.                     485,783
        1,059  Monro Muffler Brake, Inc.              69,629
        1,186  O'Reilly Automotive, Inc. (a)         309,427
        9,580  Ross Stores, Inc.                     538,971
          810  Signet Jewelers Ltd.                   93,960
        2,825  TJX (The) Cos., Inc.                  201,253
        2,343  Tractor Supply Co.                    206,910
                                              --------------
                                                   3,317,792
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.2%
        1,500  Electronics For Imaging,
                  Inc. (a)                            62,070
        1,318  SanDisk Corp.                          93,183
                                              --------------
                                                     155,253
                                              --------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 0.3%
        3,403  Hanesbrands, Inc.                     104,030
        3,205  NIKE, Inc., Class B                   198,742
                                              --------------
                                                     302,772
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.3%
        1,149  LendingTree, Inc. (a)                  84,670
        2,148  Northfield Bancorp, Inc.               33,251
        4,249  Oritani Financial Corp.                71,043
        6,084  Walker & Dunlop, Inc. (a)             145,773
                                              --------------
                                                     334,737
                                              --------------
               TOBACCO -- 0.8%
        5,162  Altria Group, Inc.                    315,450
        8,681  Reynolds American, Inc.               433,616
                                              --------------
                                                     749,066
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 0.3%
        2,454  Fastenal Co.                           99,534
        1,437  Watsco, Inc.                          166,994
                                              --------------
                                                     266,528
                                              --------------
               WATER UTILITIES -- 0.3%
          815  American States Water Co.              37,001
        8,469  Aqua America, Inc.                    267,028
                                              --------------
                                                     304,029
                                              --------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        97,825,325
               (Cost $92,280,273)


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
      251,723  Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.21% (b)             $      251,723
               (Cost $251,723)                --------------

               TOTAL INVESTMENTS -- 100.2%        98,077,048
               (Cost $92,531,996) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%             (184,006)
                                              --------------
               NET ASSETS -- 100.0%           $   97,893,042
                                              ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of January 31, 2016.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,395,517 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,850,465.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*         $97,825,325      $      --    $      --
Money Market Funds         251,723             --           --
                       ---------------------------------------
Total Investments      $98,077,048      $      --    $      --
                       =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 74                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.8%
        2,716  Esterline Technologies
                  Corp. (a)                   $      213,776
        2,480  Teledyne Technologies, Inc. (a)       201,500
        9,229  Triumph Group, Inc.                   235,340
                                              --------------
                                                     650,616
                                              --------------
               AUTO COMPONENTS -- 1.6%
       26,580  Dana Holding Corp.                    316,036
       18,330  Gentex Corp.                          250,938
                                              --------------
                                                     566,974
                                              --------------
               BANKS -- 5.5%
        7,825  Associated Banc-Corp.                 137,329
        3,060  BancorpSouth, Inc.                     63,893
        2,447  Cullen/Frost Bankers, Inc.            117,114
       13,525  First Niagara Financial Group,
                  Inc.                               132,410
       11,801  FirstMerit Corp.                      228,703
       11,278  Fulton Financial Corp.                144,922
        8,743  Hancock Holding Co.                   209,482
        8,565  International Bancshares Corp.        198,622
        3,406  PacWest Bancorp                       125,034
        4,597  Prosperity Bancshares, Inc.           194,913
       15,586  TCF Financial Corp.                   187,188
        9,554  Trustmark Corp.                       206,749
        4,615  Umpqua Holdings Corp.                  66,825
                                              --------------
                                                   2,013,184
                                              --------------
               BEVERAGES -- 0.2%
          361  Boston Beer (The) Co., Inc.,
                  Class A (a)                         64,709
                                              --------------
               CAPITAL MARKETS -- 2.0%
        2,262  Eaton Vance Corp.                      64,829
        2,562  Federated Investors, Inc.,
                  Class B                             64,793
       15,619  Janus Capital Group, Inc.             196,643
        1,731  Stifel Financial Corp. (a)             57,919
       12,801  Waddell & Reed Financial, Inc.,
                  Class A                            351,260
                                              --------------
                                                     735,444
                                              --------------
               CHEMICALS -- 1.9%
        6,398  Minerals Technologies, Inc.           262,254
          191  NewMarket Corp.                        72,441
       17,004  Olin Corp.                            288,048
        2,309  PolyOne Corp.                          62,481
                                              --------------
                                                     685,224
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.8%
        3,525  Clean Harbors, Inc. (a)               156,193
        5,379  Deluxe Corp.                          300,686
        4,070  HNI Corp.                             138,461
        1,689  MSA Safety, Inc.                       72,289
                                              --------------
                                                     667,629
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT
                 -- 0.6%
        2,993  InterDigital, Inc.             $      134,805
        1,549  Plantronics, Inc.                      69,441
                                              --------------
                                                     204,246
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 0.2%
        1,710  Granite Construction, Inc.             66,057
                                              --------------
               CONTAINERS & PACKAGING -- 1.4%
        3,284  Bemis Co., Inc.                       157,205
        4,763  Greif, Inc., Class A                  125,886
        5,384  Sonoco Products Co.                   212,722
                                              --------------
                                                     495,813
                                              --------------
               DIVERSIFIED CONSUMER SERVICES
                 -- 1.6%
       14,493  DeVry Education Group, Inc. (b)       288,411
          304  Graham Holdings Co., Class B          147,345
        5,698  Sotheby's                             133,846
                                              --------------
                                                     569,602
                                              --------------
               ELECTRIC UTILITIES -- 4.3%
        2,810  Cleco Corp.                           149,323
       10,744  Great Plains Energy, Inc.             299,543
        5,068  Hawaiian Electric Industries,
                  Inc.                               151,635
        3,235  IDACORP, Inc.                         225,124
       11,162  OGE Energy Corp.                      292,779
        7,201  PNM Resources, Inc.                   226,183
        5,190  Westar Energy, Inc.                   226,076
                                              --------------
                                                   1,570,663
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.2%
        1,255  Regal Beloit Corp.                     70,544
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 6.3%
        6,772  Arrow Electronics, Inc. (a)           349,435
        8,564  Avnet, Inc.                           341,875
        4,828  Ingram Micro, Inc., Class A           136,150
       12,602  Jabil Circuit, Inc.                   250,906
       10,360  Keysight Technologies, Inc. (a)       242,424
        5,503  Knowles Corp. (a) (b)                  74,841
        2,449  SYNNEX Corp.                          205,593
        5,524  Tech Data Corp. (a)                   344,698
        3,420  Trimble Navigation Ltd. (a)            65,972
       24,353  Vishay Intertechnology, Inc.          279,085
                                              --------------
                                                   2,290,979
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 4.9%
       35,860  Atwood Oceanics, Inc. (b)             219,822
        6,192  Dril-Quip, Inc. (a)                   363,099
       27,817  Noble Corp. PLC (b)                   216,694
        9,777  Oceaneering International,
                  Inc.                               330,952
       13,462  Oil States International,
                  Inc. (a)                           380,032
       19,461  Patterson-UTI Energy, Inc.            279,849
                                              --------------
                                                   1,790,448
                                              --------------


                        See Notes to Financial Statements                Page 75

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD & STAPLES RETAILING
                 -- 0.7%
        7,456  United Natural Foods, Inc. (a) $      261,109
                                              --------------
               FOOD PRODUCTS -- 0.2%
        1,815  Hain Celestial Group (The),
                  Inc. (a)                            66,030
                                              --------------
               GAS UTILITIES -- 1.7%
        4,388  ONE Gas, Inc.                         248,185
       11,297  Questar Corp.                         230,346
        4,346  UGI Corp.                             147,764
                                              --------------
                                                     626,295
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 0.2%
          546  Cooper (The) Cos., Inc.                71,608
                                              --------------
               HEALTH CARE PROVIDERS &
                 SERVICES -- 1.6%
       13,826  Community Health Systems,
                  Inc. (a)                           296,983
        3,998  LifePoint Health, Inc. (a)            279,020
                                              --------------
                                                     576,003
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 1.7%
        3,058  Brinker International, Inc.           152,105
        3,181  Cheesecake Factory (The), Inc.        153,642
          578  Cracker Barrel Old Country
                  Store, Inc. (b)                     75,851
        6,528  International Speedway Corp.,
                  Class A                            222,866
                                              --------------
                                                     604,464
                                              --------------
               HOUSEHOLD DURABLES -- 2.8%
        9,672  CalAtlantic Group, Inc.               314,243
       29,751  KB Home (b)                           323,096
       23,161  TRI Pointe Group, Inc. (a)            244,117
        2,636  Tupperware Brands Corp. (b)           122,390
                                              --------------
                                                   1,003,846
                                              --------------
               INDEPENDENT POWER AND
                 RENEWABLE ELECTRICITY
                 PRODUCERS -- 0.9%
       47,106  Talen Energy Corp. (a)                336,808
                                              --------------
               INDUSTRIAL CONGLOMERATES
                 -- 0.4%
        1,655  Carlisle Cos., Inc.                   138,490
                                              --------------
               INSURANCE -- 8.4%
          615  Alleghany Corp. (a)                   293,921
        3,582  Arthur J. Gallagher & Co.             134,826
        6,074  Aspen Insurance Holdings Ltd.         282,502
       15,373  CNO Financial Group, Inc.             267,490
        4,587  Endurance Specialty Holdings
                  Ltd.                               284,073
        2,004  Everest Re Group, Ltd.                358,596
        6,132  First American Financial Corp.        210,757
        3,610  Hanover Insurance Group
                  (The), Inc.                        294,179


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE (CONTINUED)
        5,908  Kemper Corp.                   $      204,180
        2,572  Reinsurance Group of America,
                  Inc.                               216,640
        3,240  RenaissanceRe Holdings Ltd.           364,986
        2,682  W. R. Berkley Corp.                   134,502
                                              --------------
                                                   3,046,652
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 0.2%
        1,448  HSN, Inc.                              68,143
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.6%
       11,589  Rackspace Hosting, Inc. (a)           234,214
                                              --------------
               IT SERVICES -- 1.6%
        4,489  Computer Sciences Corp.               143,962
       15,303  NeuStar, Inc., Class A (a) (b)        376,148
        1,604  Science Applications
                  International Corp.                 68,362
                                              --------------
                                                     588,472
                                              --------------
               LEISURE PRODUCTS -- 0.5%
        2,562  Polaris Industries, Inc.              189,178
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 0.2%
          530  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         67,633
                                              --------------
               MACHINERY -- 8.0%
        8,080  AGCO Corp.                            394,062
        4,429  CLARCOR, Inc.                         207,543
        4,599  Crane Co.                             219,648
        2,561  Donaldson Co., Inc.                    72,169
        3,055  Graco, Inc.                           222,037
          958  IDEX Corp.                             69,465
        8,078  ITT Corp.                             262,131
        1,413  Lincoln Electric Holdings,
                  Inc.                                75,228
        1,145  Nordson Corp.                          69,192
        7,518  Oshkosh Corp.                         247,568
       19,852  Terex Corp.                           444,685
       15,270  Trinity Industries, Inc.              327,083
        1,383  Valmont Industries, Inc.              147,414
        2,064  Wabtec Corp.                          131,993
                                              --------------
                                                   2,890,218
                                              --------------
               MARINE -- 1.0%
        6,973  Kirby Corp. (a)                       353,182
                                              --------------
               MEDIA -- 1.7%
          169  Cable One, Inc.                        72,668
        4,391  Cinemark Holdings, Inc.               129,491
        4,886  John Wiley & Sons, Inc.,
                  Class A                            204,235
        5,091  Meredith Corp.                        215,400
                                              --------------
                                                     621,794
                                              --------------
               METALS & MINING -- 4.5%
        7,270  Carpenter Technology Corp.            201,815
       26,795  Commercial Metals Co.                 372,986
        2,923  Compass Minerals
                  International, Inc.                218,787


Page 76                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        6,336  Reliance Steel & Aluminum Co.  $      360,772
        8,212  Steel Dynamics, Inc.                  150,690
       36,775  United States Steel Corp. (b)         257,425
        2,434  Worthington Industries, Inc.           74,456
                                              --------------
                                                   1,636,931
                                              --------------
               MULTILINE RETAIL -- 0.8%
        7,613  Big Lots, Inc.                        295,232
                                              --------------
               MULTI-UTILITIES -- 1.8%
        3,523  Alliant Energy Corp.                  230,193
       12,015  MDU Resources Group, Inc.             202,813
        5,188  Vectren Corp.                         217,066
                                              --------------
                                                     650,072
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 5.9%
      125,951  California Resources Corp. (b)        180,110
        3,581  Energen Corp.                         126,302
        9,196  HollyFrontier Corp.                   321,584
       21,901  QEP Resources, Inc.                   280,771
       18,660  SM Energy Co. (b)                     260,867
       10,299  Western Refining, Inc.                338,837
        7,631  World Fuel Services Corp.             297,227
       63,906  WPX Energy, Inc. (a)                  346,371
                                              --------------
                                                   2,152,069
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.9%
        9,929  Domtar Corp.                          320,210
                                              --------------
               PHARMACEUTICALS -- 0.4%
        5,863  Catalent, Inc. (a)                    137,956
                                              --------------
               PROFESSIONAL SERVICES -- 0.8%
        4,233  FTI Consulting, Inc. (a)              143,457
        1,741  ManpowerGroup, Inc.                   132,925
                                              --------------
                                                     276,382
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 2.8%
        2,399  Care Capital Properties, Inc.          71,826
        3,360  Corporate Office Properties
                  Trust                               74,928
       11,078  Corrections Corp. of America          319,157
        5,613  Hospitality Properties Trust          132,411
        2,914  LaSalle Hotel Properties               64,574
        2,365  Liberty Property Trust                 69,342
        4,946  Senior Housing Properties
                  Trust                               71,618
        2,869  Taubman Centers, Inc.                 203,814
                                              --------------
                                                   1,007,670
                                              --------------
               ROAD & RAIL -- 2.9%
        6,831  Genesee & Wyoming, Inc.,
                  Class A (a)                        338,681
        1,251  Landstar System, Inc.                  71,820
        4,969  Old Dominion Freight Line,
                  Inc. (a)                           272,450
       15,682  Werner Enterprises, Inc.              378,720
                                              --------------
                                                   1,061,671
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SOFTWARE -- 0.9%
       15,933  Mentor Graphics Corp.          $      276,916
        1,610  Synopsys, Inc. (a)                     69,069
                                              --------------
                                                     345,985
                                              --------------
               SPECIALTY RETAIL -- 7.0%
       16,383  Aaron's, Inc.                         374,843
        5,436  Abercrombie & Fitch Co.,
                  Class A                            142,641
       23,667  American Eagle Outfitters,
                  Inc. (b)                           346,485
        3,141  Cabela's, Inc. (a) (b)                132,142
        5,623  CST Brands, Inc.                      217,835
        3,380  Foot Locker, Inc.                     228,353
       15,544  Guess?, Inc.                          288,186
        4,830  Murphy USA, Inc. (a)                  279,415
       24,504  Rent-A-Center, Inc.                   333,744
        3,768  Williams-Sonoma, Inc.                 194,655
                                              --------------
                                                   2,538,299
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.2%
        2,261  Lexmark International, Inc.,
                  Class A                             63,783
                                              --------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 1.1%
        7,772  Deckers Outdoor Corp. (a)             384,403
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.6%
        4,496  New York Community Bancorp,
                  Inc.                                69,598
        6,159  Washington Federal, Inc.              131,495
                                              --------------
                                                     201,093
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 1.7%
        6,896  GATX Corp.                            282,598
        5,215  MSC Industrial Direct Co.,
                  Inc., Class A                      337,984
                                              --------------
                                                     620,582
                                              --------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.9%
       14,167  Telephone and Data Systems,
                  Inc.                               328,533
                                              --------------
               TOTAL COMMON STOCKS
                  -- 99.9%                         36,207,142
               (Cost $44,596,902)             --------------

               MONEY MARKET FUNDS -- 2.2%
      792,542  Goldman Sachs Financial
                Square Treasury Obligations
                Fund - Institutional Class -
                0.21% (c) (d)                        792,542
               (Cost $792,542)                --------------


                        See Notes to Financial Statements                Page 77

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2016 (UNAUDITED)

 PRINCIPAL
   VALUE       DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 3.3%
$     237,811  JPMorgan Chase & Co.,
                0.25% (c), dated 01/29/16,
                due 02/01/16, with a
                maturity value of $237,816.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 1.500%, due 05/31/19. The
                value of the collateral
                including accrued interest
                is $243,184. (d)              $      237,811
      957,370  RBC Capital Markets LLC,
                0.29% (c), dated 01/29/16,
                due 02/01/16, with a
                maturity value of $957,393.
                Collateralized by U.S.
                Treasury Notes, interest
                rates of 1.375% to 1.500%,
                due 09/30/18 to 05/31/20.
                The value of the collateral
                including accrued interest
                is $980,010. (d)                     957,370
                                              --------------
               TOTAL REPURCHASE
                  AGREEMENTS -- 3.3%               1,195,181
               (Cost $1,195,181)              --------------

               TOTAL INVESTMENTS -- 105.4%        38,194,865
               (Cost $46,584,625) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (5.4)%           (1,944,025)
                                              --------------
               NET ASSETS -- 100.0%           $   36,250,840
                                              ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,009,104 and the total value of the collateral held by the Fund is $1,987,723.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $707,038 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,096,798.


-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*         $36,207,142    $       --     $      --
Money Market
   Funds                   792,542            --            --
Repurchase
   Agreements                    --    1,195,181            --
                       ---------------------------------------
Total Investments      $36,999,684    $1,195,181     $      --
                       =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 78                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    2,009,104
Non-cash Collateral(2)                            (1,987,723)
                                              --------------
Net Amount                                    $       21,381
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 29, 2016, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 29, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    1,195,181
Non-cash Collateral(4)                            (1,195,181)
                                              --------------
Net Amount                                    $           --
                                              ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 79

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.4%
       10,708  Huntington Ingalls Industries,
                  Inc.                        $    1,369,339
                                              --------------
               AIRLINES -- 1.8%
       13,498  Alaska Air Group, Inc.                950,259
       35,983  JetBlue Airways Corp. (a)             766,798
                                              --------------
                                                   1,717,057
                                              --------------
               AUTOMOBILES -- 1.1%
       19,353  Thor Industries, Inc.               1,014,678
                                              --------------
               BANKS -- 3.8%
       21,971  Bank of the Ozarks, Inc.              974,194
        8,671  Cathay General Bancorp                242,788
       13,074  East West Bancorp, Inc.               423,859
        7,085  Signature Bank (a)                    987,224
       16,780  Synovus Financial Corp.               512,293
       14,610  Webster Financial Corp.               484,614
                                              --------------
                                                   3,624,972
                                              --------------
               BIOTECHNOLOGY -- 0.7%
        5,204  United Therapeutics Corp. (a)         641,029
                                              --------------
               BUILDING PRODUCTS -- 3.9%
       17,731  A.O. Smith Corp.                    1,238,511
       24,475  Fortune Brands Home &
                  Security, Inc.                   1,189,240
       10,876  Lennox International, Inc.          1,303,162
                                              --------------
                                                   3,730,913
                                              --------------
               CAPITAL MARKETS -- 1.3%
       14,059  Raymond James Financial, Inc.         615,925
       15,554  SEI Investments Co.                   610,339
                                              --------------
                                                   1,226,264
                                              --------------
               CHEMICALS -- 1.7%
        6,166  RPM International, Inc.               242,015
       16,845  Scotts Miracle-Gro (The) Co.,
                  Class A                          1,156,915
        3,275  Valspar (The) Corp.                   256,531
                                              --------------
                                                   1,655,461
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 2.2%
        7,147  Copart, Inc. (a)                      239,496
       28,398  Herman Miller, Inc.                   727,557
       19,295  Waste Connections, Inc.             1,157,121
                                              --------------
                                                   2,124,174
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.4%
       17,774  ARRIS International PLC (a)           452,704
       13,131  Ciena Corp. (a)                       233,338
       64,735  Polycom, Inc. (a)                     659,649
                                              --------------
                                                   1,345,691
                                              --------------
               CONTAINERS & PACKAGING -- 1.4%
        7,479  AptarGroup, Inc.                      545,219
        4,309  Packaging Corp. of America            219,027
       10,114  Silgan Holdings, Inc.                 534,727
                                              --------------
                                                   1,298,973
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               DISTRIBUTORS -- 1.1%
       36,675  LKQ Corp. (a)                  $    1,004,895
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 3.1%
        4,186  CBOE Holdings, Inc.                   278,871
        1,671  FactSet Research Systems, Inc.        251,820
       12,173  MarketAxess Holdings, Inc.          1,414,868
       15,066  MSCI, Inc.                          1,037,143
                                              --------------
                                                   2,982,702
                                              --------------
               ELECTRICAL EQUIPMENT -- 1.7%
        5,810  Acuity Brands, Inc.                 1,176,118
        5,378  Hubbell, Inc.                         486,333
                                              --------------
                                                   1,662,451
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 1.0%
       12,188  IPG Photonics Corp. (a)               985,156
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 1.4%
       11,277  Casey's General Stores, Inc.        1,361,585
                                              --------------
               FOOD PRODUCTS -- 4.9%
       12,642  Flowers Foods, Inc.                   259,667
       11,339  Ingredion, Inc.                     1,142,064
       11,765  Lancaster Colony Corp.              1,196,265
       22,016  Post Holdings, Inc. (a)             1,287,936
        6,925  TreeHouse Foods, Inc. (a)             549,568
        6,982  WhiteWave Foods (The) Co. (a)         263,570
                                              --------------
                                                   4,699,070
                                              --------------
               GAS UTILITIES -- 1.8%
        8,619  Atmos Energy Corp.                    596,607
       17,252  WGL Holdings, Inc.                  1,152,261
                                              --------------
                                                   1,748,868
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 5.0%
       16,503  Align Technology, Inc. (a)          1,091,508
        5,653  Hill-Rom Holdings, Inc.               276,319
        7,022  Hologic, Inc. (a)                     238,327
        5,060  ResMed, Inc.                          286,902
        7,438  Sirona Dental Systems, Inc. (a)       790,585
       18,030  STERIS PLC                          1,248,397
        2,067  Teleflex, Inc.                        280,471
        9,023  West Pharmaceutical Services,
                  Inc.                               516,296
                                              --------------
                                                   4,728,805
                                              --------------
               HEALTH CARE PROVIDERS &
                 SERVICES -- 6.5%
       17,873  AmSurg Corp. (a)                    1,308,125
       20,641  Centene Corp. (a)                   1,280,981
       19,842  Health Net, Inc. (a)                1,313,937
        3,791  MEDNAX, Inc. (a)                      263,323
       13,554  Molina Healthcare, Inc. (a)           744,250
       14,819  VCA, Inc. (a)                         759,770
        6,947  WellCare Health Plans, Inc. (a)       527,833
                                              --------------
                                                   6,198,219
                                              --------------


Page 80                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 1.0%
       70,656  Allscripts Healthcare
                  Solutions, Inc. (a)         $      973,640
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.0%
        7,326  Domino's Pizza, Inc.                  834,651
        2,790  Panera Bread Co., Class A (a)         541,260
       50,450  Wendy's (The) Co.                     516,104
                                              --------------
                                                   1,892,015
                                              --------------
               HOUSEHOLD DURABLES -- 3.7%
       23,781  Jarden Corp. (a)                    1,261,582
       10,641  M.D.C. Holdings, Inc.                 231,548
          827  NVR, Inc. (a)                       1,365,377
       11,567  Tempur Sealy International,
                  Inc. (a)                           697,953
                                              --------------
                                                   3,556,460
                                              --------------
               INSURANCE -- 4.2%
       18,845  American Financial Group, Inc.      1,337,618
        8,463  Brown & Brown, Inc.                   256,006
       72,913  Old Republic International
                  Corp.                            1,318,267
        5,752  Primerica, Inc.                       258,897
        7,157  StanCorp Financial Group, Inc.        820,622
                                              --------------
                                                   3,991,410
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 1.3%
       16,501  j2 Global, Inc.                     1,196,487
                                              --------------
               IT SERVICES -- 7.5%
       12,986  Acxiom Corp. (a)                      242,838
       10,113  Broadridge Financial
                  Solutions, Inc.                    541,652
       54,575  Convergys Corp.                     1,333,813
        7,146  DST Systems, Inc.                     753,260
        8,986  Gartner, Inc. (a)                     789,780
       16,845  Global Payments, Inc.                 993,013
       13,921  Jack Henry & Associates, Inc.       1,130,107
       24,144  Leidos Holdings, Inc. (b)           1,113,521
        4,830  MAXIMUS, Inc.                         257,777
                                              --------------
                                                   7,155,761
                                              --------------
               LEISURE PRODUCTS -- 0.7%
       16,136  Brunswick Corp.                       643,020
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 2.6%
       16,897  Charles River Laboratories
                  International, Inc. (a)          1,254,264
          801  Mettler-Toledo International,
                  Inc. (a)                           250,593
       15,953  PAREXEL International
                  Corp. (a)                        1,020,354
                                              --------------
                                                   2,525,211
                                              --------------
               MACHINERY -- 1.7%
       14,872  Toro (The) Co.                      1,108,261
       10,941  Woodward, Inc.                        505,365
                                              --------------
                                                   1,613,626
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MEDIA -- 2.5%
       10,913  AMC Networks, Inc.,
                  Class A (a)                 $      794,357
       52,711  DreamWorks Animation SKG,
                  Inc., Class A (a)                1,351,510
       11,057  Live Nation Entertainment,
                  Inc. (a)                           250,994
                                              --------------
                                                   2,396,861
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.7%
       45,254  Louisiana-Pacific Corp. (a)           711,393
                                              --------------
               PHARMACEUTICALS -- 0.4%
       14,563  Akorn, Inc. (a)                       378,492
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 10.0%
        6,013  Alexandria Real Estate
                  Equities, Inc.                     476,109
       13,143  American Campus
                  Communities, Inc.                  554,635
        3,539  Camden Property Trust                 270,026
       17,426  Douglas Emmett, Inc.                  515,461
       10,006  Equity One, Inc.                      277,366
       12,319  Extra Space Storage, Inc.           1,117,210
        3,719  Federal Realty Investment
                  Trust                              560,937
       12,462  Highwoods Properties, Inc.            527,018
       13,588  Lamar Advertising Co.,
                  Class A                            762,423
        8,975  Mid-America Apartment
                  Communities, Inc.                  842,034
       20,350  National Retail Properties,
                  Inc.                               873,829
        7,976  Regency Centers Corp.                 577,383
       10,127  Sovran Self Storage, Inc.           1,141,110
       28,924  UDR, Inc.                           1,029,405
                                              --------------
                                                   9,524,946
                                              --------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 1.0%
        6,798  Jones Lang LaSalle, Inc.              956,615
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 4.7%
      378,638  Advanced Micro Devices,
                  Inc. (a) (b)                       833,004
       52,472  Fairchild Semiconductor
                  International, Inc. (a)          1,075,151
       51,551  Integrated Device Technology,
                  Inc. (a)                         1,313,520
       11,194  Silicon Laboratories, Inc. (a)        510,446
       10,145  Synaptics, Inc. (a)                   743,730
                                              --------------
                                                   4,475,851
                                              --------------
               SOFTWARE -- 7.3%
        2,937  ANSYS, Inc. (a)                       259,014
       26,110  Cadence Design Systems,
                  Inc. (a)                           510,712
        8,654  Fair Isaac Corp.                      827,063
       16,423  Manhattan Associates, Inc. (a)        946,786
       23,062  SolarWinds, Inc. (a)                1,382,567
       14,864  Solera Holdings, Inc.                 806,521
        7,792  Tyler Technologies, Inc. (a)        1,223,811


                        See Notes to Financial Statements                Page 81

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
        5,558  Ultimate Software Group (The),
                  Inc. (a)                    $      976,151
                                              --------------
                                                   6,932,625
                                              --------------
               TRADING COMPANIES & DISTRIBUTORS
                 -- 0.6%
        4,639  Watsco, Inc.                          539,098
                                              --------------
               WATER UTILITIES -- 0.9%
       27,350  Aqua America, Inc.                    862,345
                                              --------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       95,446,158
               (Cost $91,887,847)             --------------

               MONEY MARKET FUNDS -- 0.6%
      586,896  Goldman Sachs Financial
                Square Treasury Obligations
                Fund - Institutional Class -
                0.21% (c) (d)                        586,896
               (Cost $586,896)                --------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$     176,104  JPMorgan Chase & Co.,
                0.25% (c), dated 01/29/16,
                due 02/01/16, with a
                maturity value of $176,108.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 1.500%, due 05/31/19. The
                value of the collateral
                including accrued interest
                is $180,083. (d)                     176,104
      708,955  RBC Capital Markets LLC,
                0.29% (c), dated 01/29/16,
                due 02/01/16, with a
                maturity value of $708,972.
                Collateralized by U.S.
                Treasury Notes, interest
                rates of 1.375% to 1.500%,
                due 09/30/18 to 05/31/20.
                The value of the collateral
                including accrued interest
                is $725,720. (d)                     708,955
                                              --------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.9%                            885,059
               (Cost $885,059)                --------------

               TOTAL INVESTMENTS -- 101.5%        96,918,113
               (Cost $93,359,802) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.5)%           (1,440,412)
                                              --------------
               NET ASSETS -- 100.0%           $   95,477,701
                                              ==============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,447,092 and the total value of the collateral held by the Fund is $1,471,955.

(c)   Interest rate shown reflects yield as of January 31, 2016.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,750,112 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,191,801.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*         $95,446,158      $     --     $      --
Money Market
   Funds                   586,896            --            --
Repurchase
   Agreements                   --       885,059            --
                       ---------------------------------------
Total Investments      $96,033,054      $885,059     $      --
                       =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 82                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    1,447,092
Non-cash Collateral(2)                            (1,447,092)
                                              --------------
Net Amount                                    $           --
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $      885,059
Non-cash Collateral(4)                              (885,059)
                                              --------------
Net Amount                                    $           --
                                              ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2016, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 83

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.9%
          920  Curtiss-Wright Corp.           $       63,480
        2,080  Moog, Inc., Class A (a)                96,366
        3,043  National Presto Industries,
                  Inc.                               240,671
                                              --------------
                                                     400,517
                                              --------------
               AIR FREIGHT & LOGISTICS -- 1.1%
        7,780  Atlas Air Worldwide Holdings,
                  Inc. (a)                           285,760
        3,092  Echo Global Logistics, Inc. (a)        68,055
        3,826  Hub Group, Inc., Class A (a)          116,578
                                              --------------
                                                     470,393
                                              --------------
               AIRLINES -- 1.0%
       81,835  Republic Airways Holdings,
                  Inc. (a)                           174,309
       16,909  SkyWest, Inc.                         253,973
                                              --------------
                                                     428,282
                                              --------------
               AUTO COMPONENTS -- 1.3%
        2,656  Dorman Products, Inc. (a)             115,005
        5,071  Standard Motor Products, Inc.         189,199
       13,689  Superior Industries
                  International, Inc.                252,014
                                              --------------
                                                     556,218
                                              --------------
               AUTOMOBILES -- 0.4%
        9,697  Winnebago Industries, Inc.            170,764
                                              --------------
               BANKS -- 3.3%
        5,559  Boston Private Financial
                  Holdings, Inc.                      57,536
        5,725  Central Pacific Financial
                  Corp.                              119,939
        1,381  City Holding Co.                       61,399
        4,725  F.N.B. Corp.                           56,936
       98,958  First BanCorp (a)                     257,291
        6,950  First Commonwealth Financial
                  Corp.                               60,674
        3,488  First Financial Bancorp                55,808
        3,372  First NBC Bank Holding Co. (a)        105,847
        3,895  MB Financial, Inc.                    121,212
       26,362  OFG Bancorp                           148,154
       14,231  Old National Bancorp                  175,326
        1,276  Texas Capital Bancshares,
                  Inc. (a)                            45,553
        1,354  UMB Financial Corp.                    63,503
        2,598  Wintrust Financial Corp.              109,350
                                              --------------
                                                   1,438,528
                                              --------------
               BIOTECHNOLOGY -- 0.4%
        7,636  Enanta Pharmaceuticals,
                  Inc. (a)                           196,245
                                              --------------
               BUILDING PRODUCTS -- 0.1%
        1,846  Simpson Manufacturing Co.,
                  Inc.                                60,235
                                              --------------
               CAPITAL MARKETS -- 1.6%
       13,024  Calamos Asset Management,
                  Inc., Class A                      124,900
        3,768  INTL. FCStone, Inc. (a)               106,220
       11,338  Investment Technology Group,
                  Inc.                               195,127


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        6,241  Piper Jaffray Cos. (a)         $      212,194
          537  Virtus Investment Partners,
                  Inc.                                47,256
                                              --------------
                                                     685,697
                                              --------------
               CHEMICALS -- 3.8%
        2,057  A. Schulman, Inc.                      52,083
       11,187  Calgon Carbon Corp.                   181,118
       23,823  FutureFuel Corp.                      298,264
        1,728  H.B. Fuller Co.                        64,316
        7,049  Hawkins, Inc.                         264,126
        8,701  Innophos Holdings, Inc.               232,404
       85,473  Intrepid Potash, Inc. (a)             186,331
        3,795  Kraton Performance Polymers,
                  Inc. (a)                            55,711
       17,389  LSB Industries, Inc. (a)               97,378
          816  Quaker Chemical Corp.                  61,208
        3,883  Stepan Co.                            174,580
                                              --------------
                                                   1,667,519
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.6%
        2,214  ABM Industries, Inc.                   66,486
        5,936  Essendant, Inc.                       177,249
        1,002  G&K Services, Inc., Class A            64,509
        2,420  UniFirst Corp.                        254,826
        4,466  Viad Corp.                            131,613
                                              --------------
                                                     694,683
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.3%
       18,601  Bel Fuse, Inc., Class B               282,177
       16,009  Comtech Telecommunications
                  Corp.                              312,496
                                              --------------
                                                     594,673
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 1.5%
        2,624  EMCOR Group, Inc.                     119,917
       15,605  MYR Group, Inc. (a)                   312,256
       60,466  Orion Marine Group, Inc. (a)          218,282
                                              --------------
                                                     650,455
                                              --------------
               CONSUMER FINANCE -- 3.7%
        8,419  Cash America International,
                  Inc.                               252,065
        8,671  Encore Capital Group, Inc. (a)        198,739
       48,655  Enova International, Inc. (a)         271,008
        5,155  First Cash Financial Services,
                  Inc. (a)                           183,003
       15,356  Green Dot Corp., Class A (a)          272,876
        7,269  PRA Group, Inc. (a)                   216,253
        8,669  World Acceptance Corp. (a)            250,881
                                              --------------
                                                   1,644,825
                                              --------------
               CONTAINERS & PACKAGING -- 0.1%
        4,732  Myers Industries, Inc.                 53,897
                                              --------------
               DISTRIBUTORS -- 0.2%
       23,968  VOXX International Corp. (a)          102,823
                                              --------------


Page 84                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                 -- 1.8%
       17,282  American Public Education,
                  Inc. (a)                    $      272,710
        5,455  Capella Education Co.                 239,529
        4,455  Regis Corp. (a)                        66,557
        2,097  Strayer Education, Inc. (a)           111,959
       27,054  Universal Technical Institute,
                  Inc.                               103,617
                                              --------------
                                                     794,372
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.9%
       38,242  Iridium Communications,
                  Inc. (a)                           266,164
       11,256  Lumos Networks Corp. (a)              130,345
                                              --------------
                                                     396,509
                                              --------------
               ELECTRIC UTILITIES -- 1.1%
        4,961  ALLETE, Inc.                          262,437
        5,012  El Paso Electric Co.                  205,141
                                              --------------
                                                     467,578
                                              --------------
               ELECTRICAL EQUIPMENT -- 1.5%
        6,798  Encore Wire Corp.                     252,954
        2,254  EnerSys                               109,161
        4,664  Franklin Electric Co., Inc.           127,234
        7,413  Powell Industries, Inc.               185,621
                                              --------------
                                                     674,970
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 6.9%
        2,088  Anixter International, Inc. (a)       103,231
       15,559  Benchmark Electronics, Inc. (a)       326,739
       10,054  Checkpoint Systems, Inc.               65,150
        7,147  CTS Corp.                             112,565
        7,229  Daktronics, Inc.                       58,049
        2,135  FARO Technologies, Inc. (a)            54,805
       10,038  Insight Enterprises, Inc. (a)         237,198
          994  MTS Systems Corp.                      53,080
       12,159  Newport Corp. (a)                     185,182
        8,371  Park Electrochemical Corp.            136,280
        9,210  Plexus Corp. (a)                      321,889
       15,817  QLogic Corp. (a)                      202,774
        9,415  Rofin-Sinar Technologies,
                  Inc. (a)                           239,988
        3,742  Rogers Corp. (a)                      177,633
       15,627  Sanmina Corp. (a)                     292,850
        7,826  ScanSource, Inc. (a)                  245,580
       38,732  TTM Technologies, Inc. (a)            225,807
                                              --------------
                                                   3,038,800
                                              --------------
               ENERGY EQUIPMENT & SERVICES
                 -- 5.7%
       33,530  Archrock, Inc.                        201,180
       72,003  Basic Energy Services, Inc. (a)       165,607
        7,450  Bristow Group, Inc.                   173,287
       28,844  Era Group, Inc. (a)                   264,788
       20,038  Exterran Corp. (a)                    331,028


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                 (CONTINUED)
       18,448 Gulf Island Fabrication, Inc. $ 160,867 61,143 Helix Energy Solutions Group,
                  Inc. (a)                           246,406
       32,355  Hornbeck Offshore Services,
                  Inc. (a)                           263,046
        6,138  Matrix Service Co. (a)                116,376
       47,755  Newpark Resources, Inc. (a)           232,567
        4,797  SEACOR Holdings, Inc. (a)             220,710
        6,731  U.S. Silica Holdings, Inc.            125,533
                                              --------------
                                                   2,501,395
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 1.4%
       10,168  Andersons (The), Inc.                 298,024
       14,862  SpartanNash Co.                       304,968
                                              --------------
                                                     602,992
                                              --------------
               FOOD PRODUCTS -- 1.9%
       23,968  Darling Ingredients, Inc. (a)         215,472
        4,149  Sanderson Farms, Inc.                 336,982
       11,098  Seneca Foods Corp., Class A (a)       306,638
                                              --------------
                                                     859,092
                                              --------------
               GAS UTILITIES -- 1.9%
        3,248  Laclede Group (The), Inc.             207,677
        3,825  New Jersey Resources Corp.            134,717
        1,246  Northwest Natural Gas Co.              64,730
        8,204  South Jersey Industries, Inc.         203,951
        3,498  Southwest Gas Corp.                   205,787
                                              --------------
                                                     816,862
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 0.3%
        5,192  AngioDynamics, Inc. (a)                58,774
        1,652  Anika Therapeutics, Inc. (a)           62,148
                                              --------------
                                                     120,922
                                              --------------
               HEALTH CARE PROVIDERS &
                 SERVICES -- 0.7%
        4,898  Healthways, Inc. (a)                   57,600
        1,915  Landauer, Inc.                         58,676
        1,022  Magellan Health, Inc. (a)              58,254
       16,202  Select Medical Holdings Corp.         154,405
                                              --------------
                                                     328,935
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.5%
          387  Biglari Holdings, Inc. (a)            146,356
        1,450  BJ's Restaurants, Inc. (a)             62,190
        1,623  Bob Evans Farms, Inc.                  66,446
       12,362  Interval Leisure Group, Inc.          145,624
       13,292  Marcus (The) Corp.                    251,750
        1,107  Marriott Vacations Worldwide
                  Corp.                               54,675
        3,125  Red Robin Gourmet Burgers,
                  Inc. (a)                           192,938
       35,021  Ruby Tuesday, Inc. (a)                190,864
                                              --------------
                                                   1,110,843
                                              --------------


                        See Notes to Financial Statements                Page 85

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD DURABLES -- 1.1%
        4,532  Ethan Allen Interiors, Inc.    $      121,004
        7,902  La-Z-Boy, Inc.                        169,419
       11,503  M/I Homes, Inc. (a)                   206,134
                                              --------------
                                                     496,557
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.4%
       14,273  Central Garden & Pet Co. (a)          192,543
                                              --------------
               INSURANCE -- 2.7%
        8,030  American Equity Investment
                  Life Holding Co.                   146,066
        9,228  HCI Group, Inc.                       306,831
        3,800  Horace Mann Educators Corp.           116,736
        2,347  Infinity Property & Casualty
                  Corp.                              186,328
        1,470  Navigators Group (The),
                  Inc. (a)                           128,787
        3,976  ProAssurance Corp.                    199,277
        7,373  United Insurance Holdings
                  Corp.                              114,502
                                              --------------
                                                   1,198,527
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 0.3%
        4,817  FTD Cos., Inc. (a)                    118,980
                                              --------------
               IT SERVICES -- 1.3%
        2,080  CACI International, Inc.,
                  Class A (a)                        172,786
       17,959  Ciber, Inc. (a)                        58,367
        6,381  ManTech International Corp.,
                  Class A                            183,964
        7,364  Perficient, Inc. (a)                  140,284
                                              --------------
                                                     555,401
                                              --------------
               LEISURE PRODUCTS -- 0.1%
        3,848  Arctic Cat, Inc.                       47,369
                                              --------------
               MACHINERY -- 4.4%
        3,098  Astec Industries, Inc.                115,555
        7,125  Barnes Group, Inc.                    231,634
       14,575  Briggs & Stratton Corp.               286,545
       17,907  Chart Industries, Inc. (a)            290,272
        3,488  ESCO Technologies, Inc.               120,092
        9,859  Greenbrier (The) Cos., Inc.           254,954
        8,000  Harsco Corp.                           51,520
        2,127  Hillenbrand, Inc.                      57,599
        7,121  Mueller Industries, Inc.              181,229
        6,756  SPX Corp.                              62,831
       11,523  SPX FLOW, Inc. (a)                    274,708
                                              --------------
                                                   1,926,939
                                              --------------
               MEDIA -- 1.1%
       19,743  Gannett Co., Inc.                     292,986
        1,635  Scholastic Corp.                       56,130
       34,540  Sizmek, Inc. (a)                      117,781
                                              --------------
                                                     466,897
                                              --------------
               METALS & MINING -- 3.0%
       72,763  Century Aluminum Co. (a)              343,442
        6,872  Haynes International, Inc.            219,904
       11,486  Materion Corp.                        281,292


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               METALS & MINING (CONTINUED)
        7,355  Stillwater Mining Co. (a)      $       48,175
       55,610  SunCoke Energy, Inc.                  210,206
       23,027  TimkenSteel Corp.                     207,473
                                              --------------
                                                   1,310,492
                                              --------------
               MULTILINE RETAIL -- 0.4%
       29,687  Tuesday Morning Corp. (a)             165,357
                                              --------------
               MULTI-UTILITIES -- 0.9%
        5,456  Avista Corp.                          202,036
        3,557  NorthWestern Corp.                    198,623
                                              --------------
                                                     400,659
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 2.3%
       47,845  Bonanza Creek Energy, Inc. (a)        136,358
      121,223  Cloud Peak Energy, Inc. (a)           181,835
       11,011  Green Plains, Inc.                    208,658
        5,948  REX American Resources
                  Corp. (a)                          317,802
      240,137  Rex Energy Corp. (a)                  178,470
                                              --------------
                                                   1,023,123
                                              --------------
               PAPER & FOREST PRODUCTS -- 1.6%
        9,876  Boise Cascade Co. (a)                 204,038
        2,769  Clearwater Paper Corp. (a)            108,434
       17,441  P.H. Glatfelter Co.                   257,429
        3,002  Schweitzer-Mauduit
                  International, Inc.                126,084
                                              --------------
                                                     695,985
                                              --------------
               PERSONAL PRODUCTS -- 0.4%
        2,646  Inter Parfums, Inc.                    71,045
        4,150  Medifast, Inc.                        120,475
                                              --------------
                                                     191,520
                                              --------------
               PHARMACEUTICALS -- 0.5%
        2,794  ANI Pharmaceuticals, Inc. (a)          89,436
        7,924  Sagent Pharmaceuticals,
                  Inc. (a)                           119,732
                                              --------------
                                                     209,168
                                              --------------
               PROFESSIONAL SERVICES -- 1.3%
       15,613  Kelly Services, Inc., Class A         258,863
       20,026  Navigant Consulting, Inc. (a)         316,211
                                              --------------
                                                     575,074
                                              --------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 2.3%
       28,849  Capstead Mortgage Corp.               269,450
        2,505  Chesapeake Lodging Trust               62,926
        6,685  Cousins Properties, Inc.               57,625
       19,997  DiamondRock Hospitality Co.           165,975
        4,361  GEO Group (The), Inc.                 128,998
        5,477  Medical Properties Trust, Inc.         60,247
        8,066  Parkway Properties, Inc.              108,649
        6,232  Sabra Health Care REIT, Inc.          114,419
        3,276  Urstadt Biddle Properties,
                  Inc., Class A                       66,503
                                              --------------
                                                   1,034,792
                                              --------------


Page 86                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL -- 4.4%
       15,036  ArcBest Corp.                  $      308,689
       32,519  Celadon Group, Inc.                   258,201
       14,815  Heartland Express, Inc.               254,077
       10,406  Knight Transportation, Inc.           254,635
       18,170  Marten Transport Ltd.                 304,893
       34,105  Roadrunner Transportation
                  Systems, Inc. (a)                  270,112
       14,455  Saia, Inc. (a)                        309,192
                                              --------------
                                                   1,959,799
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 1.9%
        5,902  Brooks Automation, Inc.                56,246
        2,880  Cabot Microelectronics
                  Corp. (a)                          117,043
       10,972  Diodes, Inc. (a)                      209,894
       21,606  Kulicke & Soffa Industries,
                  Inc. (a)                           218,653
        7,004  MKS Instruments, Inc.                 248,222
                                              --------------
                                                     850,058
                                              --------------
               SOFTWARE -- 0.5%
          352  MicroStrategy, Inc.,
                  Class A (a)                         60,723
       11,534  VASCO Data Security
                  International, Inc. (a)            178,777
                                              --------------
                                                     239,500
                                              --------------
               SPECIALTY RETAIL -- 12.5%
       19,394  Barnes & Noble Education,
                  Inc. (a)                           213,722
       22,155  Barnes & Noble, Inc.                  194,299
       32,193  Big 5 Sporting Goods Corp.            391,789
        8,192  Buckle (The), Inc.                    232,817
        9,401  Caleres, Inc.                         252,699
        5,241  Cato (The) Corp., Class A             211,369
        3,496  Children's Place (The), Inc.          227,589
       14,592  Express, Inc. (a)                     247,480
       17,788  Finish Line (The), Inc.,
                  Class A                            336,905
        5,659  Genesco, Inc. (a)                     374,286
        2,549  Group 1 Automotive, Inc.              136,754
        2,940  Haverty Furniture Cos., Inc.           55,713
       10,635  Hibbett Sports, Inc. (a)              342,021
       17,389  Kirkland's, Inc.                      205,712
       17,460  MarineMax, Inc. (a)                   295,249
       17,176  Men's Wearhouse (The), Inc.           235,483
        3,450  Outerwall, Inc.                       116,610
       11,777  Select Comfort Corp. (a)              248,024
        8,478  Sonic Automotive, Inc., Class A       145,143
       35,303  Stage Stores, Inc.                    293,015
       18,733  Stein Mart, Inc.                      137,875
        7,711  Vitamin Shoppe, Inc. (a)              234,646
       21,271  Zumiez, Inc. (a)                      385,218
                                              --------------
                                                   5,514,418
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               TECHNOLOGY HARDWARE, STORAGE &
                 PERIPHERALS -- 0.7%
       10,287  Super Micro Computer, Inc. (a) $      306,347
                                              --------------
               TEXTILES, APPAREL & LUXURY
                 GOODS -- 3.9%
        4,360  G-III Apparel Group Ltd. (a)          215,210
       47,088  Iconix Brand Group, Inc. (a)          312,664
       12,509  Movado Group, Inc.                    321,481
        1,975  Oxford Industries, Inc.               137,973
        4,172  Steven Madden Ltd. (a)                134,714
        7,581  Tumi Holdings, Inc. (a)               131,075
       11,425  Unifi, Inc. (a)                       272,715
       11,548  Wolverine World Wide, Inc.            195,277
                                              --------------
                                                   1,721,109
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 0.7%
        3,977  Astoria Financial Corp.                60,172
        3,604  Dime Community Bancshares,
                  Inc.                                61,953
        6,257  Provident Financial Services,
                  Inc.                               122,887
       10,266  TrustCo Bank Corp. NY                  56,463
                                              --------------
                                                     301,475
                                              --------------
               TOBACCO -- 0.7%
        5,735  Universal Corp.                       313,877
                                              --------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 1.1%
        4,766  Applied Industrial
                  Technologies, Inc.                 183,205
        4,728  Kaman Corp.                           188,363
        3,481  Veritiv Corp. (a)                     107,389
                                              --------------
                                                     478,957
                                              --------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.6%
       13,763  Spok Holdings, Inc.                   247,872
                                              --------------
               TOTAL INVESTMENTS -- 100.0%        44,071,819
               (Cost $53,133,558) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%               (7,362)
                                              --------------
               NET ASSETS -- 100.0%           $   44,064,457
                                              ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,595,259 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,656,998.


                        See Notes to Financial Statements                Page 87

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2016 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*         $44,071,819      $      --    $      --
                       =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.

Page 88                  See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.1%
               AIR FREIGHT & LOGISTICS -- 0.2%
        2,769  Forward Air Corp.              $      119,510
                                              --------------
               AIRLINES -- 0.9%
       17,279  Hawaiian Holdings, Inc. (a)           608,394
                                              --------------
               AUTO COMPONENTS -- 1.9%
       10,025  Drew Industries, Inc.                 575,435
        5,153  Gentherm, Inc. (a)                    206,172
       14,444  Motorcar Parts of America,
                  Inc. (a)                           496,440
                                              --------------
                                                   1,278,047
                                              --------------
               BANKS -- 6.6%
       17,960  Ameris Bancorp                        519,583
        2,598  Banner Corp.                          107,817
       20,753  BBCN Bancorp, Inc.                    315,446
       21,234  Brookline Bancorp, Inc.               236,971
       10,732  Cardinal Financial Corp.              204,659
        7,512  Columbia Banking System, Inc.         222,580
       13,249  First Midwest Bancorp, Inc.           230,930
        5,021  Hanmi Financial Corp.                 108,956
        6,025  Home BancShares, Inc.                 233,228
        2,562  Independent Bank Corp.                117,109
       19,803  National Penn Bancshares, Inc.        225,754
        4,272  NBT Bancorp, Inc.                     110,645
        4,755  Pinnacle Financial Partners,
                  Inc.                               237,037
        5,953  PrivateBancorp, Inc.                  224,011
        3,863  S&T Bancorp, Inc.                     104,340
        9,509  Simmons First National Corp.,
                  Class A                            421,344
       22,031  Sterling Bancorp                      346,107
       19,732  Talmer Bancorp, Inc., Class A         316,896
        2,122  Tompkins Financial Corp.              118,874
       10,312  Wilshire Bancorp, Inc.                109,204
                                              --------------
                                                   4,511,491
                                              --------------
               BIOTECHNOLOGY -- 2.6%
       14,271  Acorda Therapeutics, Inc. (a)         525,458
       15,257  Emergent BioSolutions, Inc. (a)       558,406
        5,631  Ligand Pharmaceuticals,
                  Inc. (a)                           562,931
        4,210  Repligen Corp. (a)                     93,252
                                              --------------
                                                   1,740,047
                                              --------------
               BUILDING PRODUCTS -- 4.3%
        5,129  AAON, Inc.                            110,427
        7,633  American Woodmark Corp. (a)           526,677
        2,738  Apogee Enterprises, Inc.              108,918
       23,996  Gibraltar Industries, Inc. (a)        509,675
       34,297  Griffon Corp.                         520,628
       10,457  PGT, Inc. (a)                         102,479
       23,423  Quanex Building Products Corp.        433,560
        8,929  Universal Forest Products,
                  Inc.                               615,119
                                              --------------
                                                   2,927,483
                                              --------------
               CAPITAL MARKETS -- 0.8%
        6,608  Evercore Partners, Inc.,
                  Class A                            298,483
        8,195  Interactive Brokers Group,
                  Inc., Class A                      264,453
                                              --------------
                                                     562,936
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHEMICALS -- 1.4%
       17,430  American Vanguard Corp.        $      196,262
        4,015  Balchem Corp.                         225,402
       11,241  Innospec, Inc.                        560,364
                                              --------------
                                                     982,028
                                              --------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 1.2%
       10,249  Healthcare Services Group, Inc.       362,507
        9,138  Matthews International Corp.,
                  Class A                            456,078
                                              --------------
                                                     818,585
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.8%
       24,503  CalAmp Corp. (a)                      416,551
       31,401  Digi International, Inc. (a)          286,377
        9,582  Ixia (a)                               91,700
       11,652  NETGEAR, Inc. (a)                     435,435
                                              --------------
                                                   1,230,063
                                              --------------
               CONSTRUCTION & ENGINEERING
                 -- 1.8%
       21,481  Comfort Systems USA, Inc.             608,772
        8,725  Dycom Industries, Inc. (a)            578,118
                                              --------------
                                                   1,186,890
                                              --------------
               CONSTRUCTION MATERIALS -- 0.2%
        7,061  Headwaters, Inc. (a)                  112,764
                                              --------------
               DISTRIBUTORS -- 1.6%
        7,451  Core-Mark Holding Co., Inc.           605,692
        6,046  Pool Corp.                            510,887
                                              --------------
                                                   1,116,579
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 3.1%
       53,314  8x8, Inc. (a)                         669,624
        4,568  Atlantic Tele-Network, Inc.           351,690
       99,262  Cincinnati Bell, Inc. (a)             321,609
       11,655  Consolidated Communications
                  Holdings, Inc.                     233,566
       30,862  General Communication, Inc.,
                  Class A (a)                        559,220
                                              --------------
                                                   2,135,709
                                              --------------
               ELECTRICAL EQUIPMENT -- 0.7%
        8,789  AZZ, Inc.                             452,458
                                              --------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 4.9%
        3,751  Coherent, Inc. (a)                    289,840
        6,547  ePlus, Inc. (a)                       620,066
       25,628  Fabrinet (a)                          638,393
       19,254  II-VI, Inc. (a)                       400,483
        3,338  Littelfuse, Inc.                      340,142
       33,249  Mercury Systems, Inc. (a)             634,723
        3,742  Methode Electronics, Inc.              97,517
        5,508  OSI Systems, Inc. (a)                 301,949
                                              --------------
                                                   3,323,113
                                              --------------


                        See Notes to Financial Statements                Page 89

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                 -- 0.7%
       81,179  TETRA Technologies, Inc. (a)   $      502,498
                                              --------------
               FOOD PRODUCTS -- 2.8%
        6,973  B&G Foods, Inc.                       253,957
        7,292  Calavo Growers, Inc.                  377,361
        5,269  Cal-Maine Foods, Inc.                 265,926
       12,668  Diamond Foods, Inc. (a)               464,916
        2,092  J&J Snack Foods Corp.                 225,894
       10,418  Snyder's-Lance, Inc.                  328,896
                                              --------------
                                                   1,916,950
                                              --------------
               GAS UTILITIES -- 0.5%
        6,266  Piedmont Natural Gas Co., Inc.        371,198
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 6.5%
        6,417  Abaxis, Inc.                          279,460
        5,409  ABIOMED, Inc. (a)                     461,550
        1,442  Analogic Corp.                        106,809
        7,858  Cantel Medical Corp.                  466,530
       13,665  Cynosure, Inc., Class A (a)           494,673
        3,169  ICU Medical, Inc. (a)                 305,016
        5,272  Integra LifeSciences Holdings
                  Corp. (a)                          323,965
        8,610  Masimo Corp. (a)                      316,418
       17,414  Meridian Bioscience, Inc.             335,220
        7,437  Natus Medical, Inc. (a)               262,377
        8,641  Neogen Corp. (a)                      450,887
        6,603  NuVasive, Inc. (a)                    304,530
       10,392  Vascular Solutions, Inc. (a)          284,325
                                              --------------
                                                   4,391,760
                                              --------------
               HEALTH CARE PROVIDERS &
                 SERVICES -- 7.6%
       13,245  Aceto Corp.                           302,648
        8,521  Air Methods Corp. (a)                 331,808
        9,346  Almost Family, Inc. (a)               357,391
        9,089  Amedisys, Inc. (a)                    324,932
       19,659  AMN Healthcare Services,
                  Inc. (a)                           553,794
        3,260  Chemed Corp.                          457,443
       11,118  CorVel Corp. (a)                      507,203
       37,246  Cross Country Healthcare,
                  Inc. (a)                           536,343
       10,790  Ensign Group (The), Inc.              242,236
       13,478  LHC Group, Inc. (a)                   511,086
       13,011  Providence Service (The)
                  Corp. (a)                          577,688
        9,096  U.S. Physical Therapy, Inc.           465,260
                                              --------------
                                                   5,167,832
                                              --------------
               HEALTH CARE TECHNOLOGY -- 0.6%
        2,418  Medidata Solutions, Inc. (a)          103,321
       22,167  Quality Systems, Inc.                 290,609
                                              --------------
                                                     393,930
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 3.1%
       24,578  Boyd Gaming Corp. (a)          $      437,734
       21,495  Monarch Casino & Resort,
                  Inc. (a)                           444,947
        3,827  Pinnacle Entertainment,
                  Inc. (a)                           116,877
        2,037  Popeyes Louisiana Kitchen,
                  Inc. (a)                           125,540
       15,337  Ruth's Hospitality Group, Inc.        249,226
       15,115  Sonic Corp.                           444,079
        6,827  Texas Roadhouse, Inc.                 251,438
                                              --------------
                                                   2,069,841
                                              --------------
               HOUSEHOLD DURABLES -- 2.5%
        5,181  Helen of Troy Ltd. (a)                463,026
       19,668  Installed Building Products,
                  Inc. (a)                           409,685
       13,797  iRobot Corp. (a)                      468,132
        3,504  Meritage Homes Corp. (a)              115,667
        4,755  Universal Electronics, Inc. (a)       238,463
                                              --------------
                                                   1,694,973
                                              --------------
               HOUSEHOLD PRODUCTS -- 0.4%
        2,474  WD-40 Co.                             255,564
                                              --------------
               INSURANCE -- 3.2%
        4,797  AMERISAFE, Inc.                       244,695
       17,888  Employers Holdings, Inc.              445,590
        5,786  RLI Corp.                             343,110
       14,543  Selective Insurance Group,
                  Inc.                               455,341
       15,935  United Fire Group, Inc.               615,569
        5,139  Universal Insurance Holdings,
                  Inc.                                96,305
                                              --------------
                                                   2,200,610
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 1.2%
       13,153  Blue Nile, Inc.                       457,593
        5,503  Nutrisystem, Inc.                     109,014
       14,246  PetMed Express, Inc.                  256,713
                                              --------------
                                                     823,320
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 2.2%
        8,351  Constant Contact, Inc. (a)            263,975
       26,628  DHI Group, Inc. (a)                   247,907
        3,639  LogMeIn, Inc. (a)                     190,101
       12,409  NIC, Inc.                             245,574
        5,569  Stamps.com, Inc. (a)                  522,484
                                              --------------
                                                   1,470,041
                                              --------------
               IT SERVICES -- 4.0%
        3,539  Cardtronics, Inc. (a)                 109,037
       13,573  CSG Systems International,
                  Inc.                               474,241
       13,587  ExlService Holdings, Inc. (a)         593,208
        6,438  Heartland Payment Systems,
                  Inc.                               592,811
       19,834  Sykes Enterprises, Inc. (a)           583,913
       12,803  TeleTech Holdings, Inc.               341,968
                                              --------------
                                                   2,695,178
                                              --------------


Page 90                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS -- 0.7%
       37,935  Callaway Golf Co.              $      330,414
        1,997  Sturm Ruger & Co., Inc.               117,523
                                              --------------
                                                     447,937
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 2.0%
       11,805  Affymetrix, Inc. (a)                  165,624
       24,602  Albany Molecular Research,
                  Inc. (a)                           401,505
       10,371  Cambrex Corp. (a)                     359,251
       22,831  Luminex Corp. (a)                     438,127
                                              --------------
                                                   1,364,507
                                              --------------
               MACHINERY -- 2.7%
        3,259  Albany International Corp.,
                  Class A                            110,545
       30,812  Federal Signal Corp.                  455,710
       12,252  John Bean Technologies Corp.          561,264
       13,764  Lydall, Inc. (a)                      388,833
        4,296  Standex International Corp.           310,257
                                              --------------
                                                   1,826,609
                                              --------------
               MARINE -- 0.7%
       11,455  Matson, Inc.                          462,897
                                              --------------
               MEDIA -- 0.2%
        6,268  E.W. Scripps (The) Co.,
                  Class A                            118,967
                                              --------------
               METALS & MINING -- 0.5%
        4,271  Kaiser Aluminum Corp.                 332,027
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 0.6%
        6,696  PDC Energy, Inc. (a)                  380,801
                                              --------------
               PAPER & FOREST PRODUCTS -- 0.9%
       15,817  KapStone Paper and Packaging
                  Corp.                              233,775
        5,725  Neenah Paper, Inc.                    346,019
                                              --------------
                                                     579,794
                                              --------------
               PHARMACEUTICALS -- 2.0%
        6,570  Depomed, Inc. (a)                     100,784
       11,421  Impax Laboratories, Inc. (a)          427,945
       14,491  Nektar Therapeutics (a)               197,657
       11,858  Prestige Brands Holdings,
                  Inc. (a)                           553,531
        8,862  Supernus Pharmaceuticals,
                  Inc. (a)                           100,495
                                              --------------
                                                   1,380,412
                                              --------------
               PROFESSIONAL SERVICES -- 4.3%
        4,888  Exponent, Inc.                        250,803
       17,941  Heidrick & Struggles
                  International, Inc.                472,925
       12,679  Insperity, Inc.                       569,667
        7,360  Korn/Ferry International              226,762
       13,581  On Assignment, Inc. (a)               524,906
       14,945  Resources Connection, Inc.            225,819
       23,697  TrueBlue, Inc. (a)                    541,239
        2,624  WageWorks, Inc. (a)                   117,398
                                              --------------
                                                   2,929,519
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS
                 -- 4.8%
        7,367  Acadia Realty Trust            $      251,215
       14,369  Agree Realty Corp.                    530,503
       16,823  Cedar Realty Trust, Inc.              118,770
        8,611  CoreSite Realty Corp.                 552,309
        9,432  Education Realty Trust, Inc.          368,603
        4,178  EPR Properties                        250,471
        6,945  Getty Realty Corp.                    124,177
        8,621  Healthcare Realty Trust, Inc.         250,354
       11,215  Inland Real Estate Corp.              120,113
        1,364  PS Business Parks, Inc.               118,095
       19,963  Retail Opportunity Investments
                  Corp.                              369,116
        9,967  Summit Hotel Properties, Inc.         101,165
        2,381  Universal Health Realty
                  Income Trust                       121,026
                                              --------------
                                                   3,275,917
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 4.0%
        4,219  Advanced Energy Industries,
                  Inc. (a)                           118,470
       20,905  CEVA, Inc. (a)                        483,951
        8,270  Cirrus Logic, Inc. (a)                287,134
       29,605  Cohu, Inc.                            358,517
        3,655  Microsemi Corp. (a)                   115,863
        7,665  Monolithic Power Systems, Inc.        479,599
       16,128  Nanometrics, Inc. (a)                 227,889
        2,449  Power Integrations, Inc.              115,421
       42,931  Rudolph Technologies, Inc. (a)        549,946
                                              --------------
                                                   2,736,790
                                              --------------
               SOFTWARE -- 2.3%
        7,417  Blackbaud, Inc.                       455,997
       12,021  Bottomline Technologies (de),
                  Inc. (a)                           346,445
       14,895  Ebix, Inc.                            508,218
        7,009  Take-Two Interactive Software,
                  Inc. (a)                           243,212
                                              --------------
                                                   1,553,872
                                              --------------
               SPECIALTY RETAIL -- 1.9%
       35,065  Francesca's Holdings Corp. (a)        639,235
        5,724  Lithia Motors, Inc., Class A          438,287
        3,687  Monro Muffler Brake, Inc.             242,420
                                              --------------
                                                   1,319,942
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 0.3%
        5,224  Electronics For Imaging,
                  Inc. (a)                           216,169
                                              --------------
               THRIFTS & MORTGAGE FINANCE
                 -- 1.7%
        4,004  LendingTree, Inc. (a)                 295,055
        7,482  Northfield Bancorp, Inc.              115,821
       14,800  Oritani Financial Corp.               247,456
       21,190  Walker & Dunlop, Inc. (a)             507,712
                                              --------------
                                                   1,166,044
                                              --------------


                        See Notes to Financial Statements                Page 91

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.2%
        2,840  American States Water Co.      $      128,936
                                              --------------

               TOTAL INVESTMENTS -- 99.1%         67,280,932
               (Cost $65,267,824) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.9%                597,265
                                              --------------
               NET ASSETS -- 100.0%           $   67,878,197
                                              ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,272,019 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,258,911.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*         $67,280,932      $      --    $      --
                       =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 92                 See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 3.8%
        2,918  Boeing (The) Co.               $      350,539
          971  Lockheed Martin Corp.                 204,881
                                              --------------
                                                     555,420
                                              --------------
               AUTOMOBILES -- 4.3%
       22,459  Ford Motor Co.                        268,160
       12,406  General Motors Co.                    367,714
                                              --------------
                                                     635,874
                                              --------------
               BANKS -- 1.8%
        4,076  Citigroup, Inc.                       173,556
        1,598  JPMorgan Chase & Co.                   95,081
                                              --------------
                                                     268,637
                                              --------------
               BIOTECHNOLOGY -- 4.0%
        4,170  Gilead Sciences, Inc.                 346,110
          582  Regeneron Pharmaceuticals,
                  Inc. (a)                           244,492
                                              --------------
                                                     590,602
                                              --------------
               CHEMICALS -- 1.7%
        6,147  Dow Chemical (The) Co.                258,174
                                              --------------
               COMMUNICATIONS EQUIPMENT
                 -- 1.9%
       11,653  Cisco Systems, Inc.                   277,225
                                              --------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 0.7%
          798  Berkshire Hathaway, Inc.,
                  Class B (a)                        103,557
                                              --------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.8%
        3,066  AT&T, Inc.                            110,560
                                              --------------
               ELECTRIC UTILITIES -- 3.0%
        2,955  Duke Energy Corp.                     222,512
        2,031  NextEra Energy, Inc.                  226,883
                                              --------------
                                                     449,395
                                              --------------
               FOOD & STAPLES RETAILING
                 -- 8.5%
        3,266  Costco Wholesale Corp.                493,558
        2,478  Walgreens Boots Alliance, Inc.        197,546
        8,604  Wal-Mart Stores, Inc.                 570,962
                                              --------------
                                                   1,262,066
                                              --------------
               FOOD PRODUCTS -- 3.4%
       11,762  Mondelez International, Inc.,
                  Class A                            506,942
                                              --------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 1.4%
        2,742  Medtronic PLC                         208,173
                                              --------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 2.2%
          893  McDonald's Corp.                      110,535
        3,514  Starbucks Corp.                       213,546
                                              --------------
                                                     324,081
                                              --------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HOUSEHOLD PRODUCTS -- 0.7%
          829  Kimberly-Clark Corp.           $      106,460
                                              --------------
               INDUSTRIAL CONGLOMERATES
                 -- 3.3%
       16,931  General Electric Co.                  492,692
                                              --------------
               INSURANCE -- 2.0%
        5,106  American International Group,
                  Inc.                               288,387
                                              --------------
               INTERNET & CATALOG RETAIL
                 -- 5.4%
          780  Amazon.com, Inc. (a)                  457,860
        3,689  Netflix, Inc. (a)                     338,798
                                              --------------
                                                     796,658
                                              --------------
               INTERNET SOFTWARE & SERVICES
                 -- 6.6%
          678  Alphabet, Inc., Class A (a)           516,195
        4,031  Facebook, Inc., Class A (a)           452,319
                                              --------------
                                                     968,514
                                              --------------
               IT SERVICES -- 2.7%
        1,010  Accenture PLC, Class A                106,595
        1,533  International Business
                  Machines Corp.                     191,303
        1,361  Visa, Inc., Class A                   101,381
                                              --------------
                                                     399,279
                                              --------------
               LIFE SCIENCES TOOLS & SERVICES
                 -- 2.0%
        2,231  Thermo Fisher Scientific, Inc.        294,626
                                              --------------
               MEDIA -- 1.4%
        3,738  Comcast Corp., Class A                208,244
                                              --------------
               MULTILINE RETAIL -- 0.7%
        1,453  Target Corp.                          105,226
                                              --------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 6.9%
        5,862  Chevron Corp.                         506,887
        2,259  ConocoPhillips                         88,282
        5,413  Exxon Mobil Corp.                     421,402
                                              --------------
                                                   1,016,571
                                              --------------
               PHARMACEUTICALS -- 4.7%
        1,013  Allergan PLC (a)                      288,128
        7,988  Merck & Co., Inc.                     404,752
                                              --------------
                                                     692,880
                                              --------------
               ROAD & RAIL -- 2.0%
        4,047  Union Pacific Corp.                   291,384
                                              --------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT
                 -- 6.5%
       15,309  Intel Corp.                           474,885
        8,442  QUALCOMM, Inc.                        382,760
        1,925  Texas Instruments, Inc.               101,890
                                              --------------
                                                     959,535
                                              --------------


                        See Notes to Financial Statements                Page 93

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JANUARY 31, 2016 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE -- 6.6%
        3,368  Adobe Systems, Inc. (a)        $      300,190
        5,704  Microsoft Corp.                       314,233
        5,382  salesforce.com, Inc. (a)              366,299
                                              --------------
                                                     980,722
                                              --------------
               SPECIALTY RETAIL -- 6.1%
        3,988  Home Depot (The), Inc.                501,531
        5,549  Lowe's Cos., Inc.                     397,641
                                              --------------
                                                     899,172
                                              --------------
               TECHNOLOGY HARDWARE, STORAGE
                 & PERIPHERALS -- 3.3%
        5,010  Apple, Inc.                           487,673
                                              --------------
               TOBACCO -- 1.5%
        4,571  Reynolds American, Inc.               228,322
                                              --------------
               TOTAL INVESTMENTS -- 99.9%         14,767,051
               (Cost $15,236,306) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                 20,552
                                              --------------
               NET ASSETS -- 100.0%           $   14,787,603
                                              ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $433,609 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $902,864.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2      LEVEL 3
--------------------------------------------------------------
Common Stocks*         $14,767,051      $      --    $      --
                       =======================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2016.


Page 94                 See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2016 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value..............................................    $  1,460,924,812    $    710,174,550    $    470,286,131
Cash...............................................................             758,622                  --               4,133
Receivables:
      Investment securities sold...................................           3,867,506           2,404,159                  --
      Dividends....................................................             966,035             364,530             198,310
      Interest.....................................................                  12                  70                  58
      Securities lending income....................................                  --              30,032              60,658
      Due from authorized participants.............................                   8                   1                  --
Prepaid expenses...................................................              16,117               9,314               6,824
                                                                       ----------------    ----------------    ----------------
      TOTAL ASSETS.................................................       1,466,533,112         712,982,656         470,556,114
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian...................................................                  --           1,622,660                  --
Payables:
      Investment securities purchased..............................           3,946,817              47,030                  --
      Investment advisory fees.....................................             642,514             303,523             202,664
      Licensing fees...............................................             169,222              82,412              57,708
      Printing fees................................................              82,266              49,102              37,158
      Audit and tax fees...........................................              18,357              18,357              18,357
      Collateral for securities on loan............................                  --          26,253,820          24,293,621
      Trustees' fees...............................................                  --                 313                 772
Other liabilities..................................................             527,373             306,229             230,574
                                                                       ----------------    ----------------    ----------------
      TOTAL LIABILITIES............................................           5,386,549          28,683,446          24,840,854
                                                                       ----------------    ----------------    ----------------

NET ASSETS.........................................................    $  1,461,146,563    $    684,299,210    $    445,715,260
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital....................................................    $  1,676,430,500    $    863,201,564    $    601,775,391
Par value..........................................................             358,000             151,000             108,500
Accumulated net investment income (loss)...........................            (104,492)            464,810              77,426
Accumulated net realized gain (loss) on investments................        (158,343,926)       (127,903,828)       (121,838,066)
Net unrealized appreciation (depreciation) on investments..........         (57,193,519)        (51,614,336)        (34,407,991)
                                                                       ----------------    ----------------    ----------------

NET ASSETS.........................................................    $  1,461,146,563    $    684,299,210    $    445,715,260
                                                                       ================    ================    ================

NET ASSET VALUE, per share.........................................    $          40.81    $          45.32    $          41.08
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..........................          35,800,002          15,100,002          10,850,002
                                                                       ----------------    ----------------    ----------------
Investments, at cost...............................................    $  1,518,118,331    $    761,788,886    $    504,694,122
                                                                       ================    ================    ================
Securities on loan, at value.......................................    $             --    $     26,486,774    $     24,344,271
                                                                       ================    ================    ================


Page 96                 See Notes to Financial Statements

             FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
           LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
           ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           $    798,565,807    $    652,269,831    $    107,221,965    $     98,077,048    $     38,194,865    $     96,918,113
                         --             406,705                  --               1,237              36,720              81,699

                         --           3,630,177                  --             282,915                  --                  --
                    708,466             252,986              79,808              34,331              27,744              28,442
                         41                  18                   9                  15                  --                  --
                         --                  --                  --                  --               2,839               1,037
                         --                  16                  --                  --                  --                  --
                     10,957               6,891               2,876               2,682                  --                  --
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
                799,285,271         656,566,624         107,304,658          98,398,228          38,262,168          97,029,291
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------


                         --                  --                  --                  --                  --                  --

                         --           3,775,903                  --             386,899                  --              20,646
                    348,331             285,100              46,402              44,026              23,605              58,989
                     97,073              69,957              13,449              10,104                  --                  --
                     54,816              29,205               9,887               4,932                  --                  --
                     18,357              18,357              18,357              18,357                  --                  --
                         --                  --                  --                  --           1,987,723           1,471,955
                         11                 673               1,642               1,730                  --                  --
                    335,689             231,277              55,699              39,138                  --                  --
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
                    854,277           4,410,472             145,436             505,186           2,011,328           1,551,590
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           $    798,430,994    $    652,156,152    $    107,159,222    $     97,893,042    $     36,250,840    $     95,477,701
           ================    ================    ================    ================    ================    ================


           $  1,072,595,985    $    691,356,031    $    161,441,705    $    116,783,771    $     53,865,268    $    109,010,020
                    220,500             143,000              28,000              21,000              14,500              35,000
                    221,145            (136,023)             52,758             (21,750)             35,965              (2,638)
               (153,059,098)        (80,296,212)        (34,923,360)        (24,435,031)         (9,275,133)        (17,122,992)
               (121,547,538)         41,089,356         (19,439,881)          5,545,052          (8,389,760)          3,558,311
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           $    798,430,994    $    652,156,152    $    107,159,222    $     97,893,042    $     36,250,840    $     95,477,701
           ================    ================    ================    ================    ================    ================

           $          36.21    $          45.61    $          38.27    $          46.62    $          25.00    $          27.28
           ================    ================    ================    ================    ================    ================

                 22,050,002          14,300,002           2,800,002           2,100,002           1,450,002           3,500,002
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
           $    920,113,345    $    611,180,475    $    126,661,846    $     92,531,996    $     46,584,625    $     93,359,802
           ================    ================    ================    ================    ================    ================
           $             --    $             --    $             --    $             --    $      2,009,104    $      1,447,092
           ================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements                Page 97

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2016 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)               (FMK)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value..............................................    $     44,071,819    $     67,280,932    $     14,767,051
Cash...............................................................                  --             615,168              16,714
Receivables:
      Investment securities sold...................................                  --                  --                  --
      Dividends....................................................              18,485              25,693              13,276
      Interest.....................................................                  --                  --                  --
      Securities lending income....................................                  --                  --                  --
      Due from authorized participants.............................                  --                  --                  --
Prepaid expenses...................................................                  --                  --                  --
                                                                       ----------------    ----------------    ----------------
      TOTAL ASSETS.................................................          44,090,304          67,921,793          14,797,041
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian...................................................                 178                  --                  --
Payables:
      Investment securities purchased..............................                  --                  --                  --
      Investment advisory fees.....................................              25,669              43,596               9,438
      Licensing fees...............................................                  --                  --                  --
      Printing fees................................................                  --                  --                  --
      Audit and tax fees...........................................                  --                  --                  --
      Collateral for securities on loan............................                  --                  --                  --
      Trustees' fees...............................................                  --                  --                  --
Other liabilities..................................................                  --                  --                  --
                                                                       ----------------    ----------------    ----------------
      TOTAL LIABILITIES............................................              25,847              43,596               9,438
                                                                       ----------------    ----------------    ----------------

NET ASSETS.........................................................    $     44,064,457    $     67,878,197    $     14,787,603
                                                                       ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital....................................................    $     67,382,545    $     80,501,364    $     18,231,914
Par value..........................................................              17,500              24,000               6,000
Accumulated net investment income (loss)...........................               7,498             (25,727)              3,517
Accumulated net realized gain (loss) on investments................         (14,281,347)        (14,634,548)         (2,984,573)
Net unrealized appreciation (depreciation) on investments..........          (9,061,739)          2,013,108            (469,255)
                                                                       ----------------    ----------------    ----------------

NET ASSETS.........................................................    $     44,064,457    $     67,878,197    $     14,787,603
                                                                       ================    ================    ================

NET ASSET VALUE, per share.........................................    $          25.18    $          28.28    $          24.65
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..........................           1,750,002           2,400,002             600,002
                                                                       ----------------    ----------------    ----------------
Investments, at cost...............................................    $     53,133,558    $     65,267,824    $     15,236,306
                                                                       ================    ================    ================
Securities on loan, at value.......................................    $             --    $             --    $             --
                                                                       ================    ================    ================


Page 98                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends..........................................................    $     17,641,634    $      7,254,256    $      3,885,657
Interest...........................................................                 337                 297                 160
Foreign tax withholding............................................                  --                  --              (3,418)
Securities lending income (net of fees)............................                  --             195,871             601,882
                                                                       ----------------    ----------------    ----------------
      Total investment income......................................          17,641,971           7,450,424           4,484,281
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees...........................................           4,326,335           2,143,947           1,498,641
Accounting and administration fees.................................             372,631             201,538             143,687
Licensing fees.....................................................             269,635             138,692              99,973
Custodian fees.....................................................              99,236              73,409              58,326
Printing fees......................................................              96,869              56,178              42,605
Legal fees.........................................................              43,859              20,966              15,340
Transfer agent fees................................................              34,200              21,439              14,986
Audit and tax fees.................................................              12,832              12,832              12,832
Trustees' fees and expenses........................................               8,501               5,972               5,297
Listing fees.......................................................               5,164               4,440               4,150
Registration and filing fees.......................................             (24,485)             (9,912)             (9,871)
Expenses previously waived or reimbursed...........................                  --                  --                  --
Other expenses.....................................................              19,934              10,934               7,493
                                                                       ----------------    ----------------    ----------------
      Total expenses...............................................           5,264,711           2,680,435           1,893,459
                                                                       ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS).......................................          12,377,260           4,769,989           2,590,822
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments..................................................         (84,033,593)        (54,405,540)        (56,604,592)
      In-kind redemptions..........................................          28,163,766          16,007,216          11,987,238
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss)...........................................         (55,869,827)        (38,398,324)        (44,617,354)
                                                                       ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on
      investments..................................................        (155,325,034)        (99,590,416)        (55,382,338)
                                                                       ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)............................        (211,194,861)       (137,988,740)        (99,999,692)
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.................................................    $   (198,817,601)   $   (133,218,751)   $    (97,408,870)
                                                                       ================    ================    ================


                        See Notes to Financial Statements                Page 99

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FTA)               (FTC)               (FAB)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends..........................................................    $     13,942,329    $      4,144,405    $      1,732,573
Interest...........................................................                 276                  89                  48
Foreign tax withholding............................................                  --                  --                (282)
Securities lending income (net of fees)............................                  --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total investment income......................................          13,942,605           4,144,494           1,732,339
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees...........................................           2,530,630           1,710,482             365,934
Accounting and administration fees.................................             234,659             162,135              40,256
Licensing fees.....................................................             161,893             112,684              32,011
Custodian fees.....................................................              63,529              42,762               9,148
Printing fees......................................................              57,224              36,825              10,349
Legal fees.........................................................              23,172              16,043               3,699
Transfer agent fees................................................              24,764              17,105               3,659
Audit and tax fees.................................................              12,832              12,832              12,832
Trustees' fees and expenses........................................               6,371               5,615               3,940
Listing fees.......................................................               5,164               4,440               5,021
Registration and filing fees.......................................             (14,283)             (5,204)             (2,385)
Expenses previously waived or reimbursed...........................                  --                  --                  --
Other expenses.....................................................              13,743               6,820               2,369
                                                                       ----------------    ----------------    ----------------
      Total expenses...............................................           3,119,698           2,122,539             486,833
                                                                       ----------------    ----------------    ----------------

NET INVESTMENT INCOME (LOSS).......................................          10,822,907           2,021,955           1,245,506
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments..................................................         (48,831,600)        (37,562,133)         (9,359,059)
      In-kind redemptions..........................................            (216,704)          8,587,991          (2,326,054)
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss)...........................................         (49,048,304)        (28,974,142)        (11,685,113)
                                                                       ----------------    ----------------    ----------------

Net change in unrealized appreciation (depreciation) on
      investments..................................................         (90,605,289)        (33,871,474)        (12,867,809)
                                                                       ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)............................        (139,653,593)        (62,845,616)        (24,552,922)
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.................................................    $   (128,830,686)   $    (60,823,661)   $    (23,307,416)
                                                                       ================    ================    ================

(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 100                 See Notes to Financial Statements

             FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
              MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
                GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
           ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                (FAD)               (FNK)               (FNY)               (FYT)               (FYC)               (FMK)
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           $        539,803    $        611,565    $        559,286    $        423,123    $        394,536    $        200,168
                         41                  --                  --                  --                  --                  --
                         --                  --                  --                (562)                 --                  --
                         --              21,638               6,917                  --                  --                  --
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
                    539,844             633,203             566,203             422,561             394,536             200,168
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------


                    241,692             200,522 (a)         388,766 (a)         193,677 (a)         277,388 (a)          60,491 (a)
                     28,720                  --                  --                  --                  --                  --
                     24,557                  --                  --                  --                  --                  --
                      6,361                  --                  --                  --                  --                  --
                      5,715                  --                  --                  --                  --                  --
                      1,770                  --                  --                  --                  --                  --
                      2,417                  --                  --                  --                  --                  --
                     12,832                  --                  --                  --                  --                  --
                      3,882                  --                  --                  --                  --                  --
                      4,816                  --                  --                  --                  --                  --
                        135                  --                  --                  --                  --                  --
                      4,117                  --                  --                  --                  --                  --
                      1,355                  --                  --                  --                  --                  --
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
                    338,369             200,522             388,766             193,677             277,388              60,491
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

                    201,475             432,681             177,437             228,884             117,148             139,677
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------



                 (7,118,864)         (4,459,369)        (10,228,673)         (6,822,462)         (9,411,997)         (1,158,334)
                    542,602            (119,908)          1,515,229            (609,329)          3,640,146             570,765
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------
                 (6,576,262)         (4,579,277)         (8,713,444)         (7,431,791)         (5,771,851)           (587,569)
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------


                 (4,563,202)         (3,938,530)         (6,885,974)         (2,466,948)         (5,228,667)         (1,317,311)
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

                (11,139,464)         (8,517,807)        (15,599,418)         (9,898,739)        (11,000,518)         (1,904,880)
           ----------------    ----------------    ----------------    ----------------    ----------------    ----------------

           $    (10,937,989)   $     (8,085,126)   $    (15,421,981)   $      (9,669,855)  $    (10,883,370)   $     (1,765,203)
           ================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FIRST TRUST                           FIRST TRUST
                                                                    LARGE CAP CORE                         MID CAP CORE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FEX)                                 (FNX)
                                                         ------------------------------------  ------------------------------------
                                                            For the Six                           For the Six
                                                           Months Ended          For the         Months Ended          For the
                                                             1/31/2016         Year Ended          1/31/2016         Year Ended
                                                            (Unaudited)         7/31/2015         (Unaudited)         7/31/2015
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).......................... $    12,377,260    $    20,337,672    $     4,769,989    $     8,849,947
   Net realized gain (loss)..............................     (55,869,827)        65,987,776        (38,398,324)        26,563,931
   Net change in unrealized appreciation (depreciation)..    (155,325,034)        22,668,735        (99,590,416)         1,230,195
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations....................................    (198,817,601)       108,994,183       (133,218,751)        36,644,073
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................     (13,433,101)       (20,028,256)        (4,602,736)        (8,693,486)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold.............................      57,445,131      1,308,357,788          9,693,315        380,892,336
   Cost of shares redeemed...............................    (316,471,433)      (616,442,267)      (204,524,592)      (252,985,305)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions......................    (259,026,302)       691,915,521       (194,831,277)       127,907,031
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets...............    (471,277,004)       780,881,448       (332,652,764)       155,857,618

NET ASSETS:
   Beginning of period...................................   1,932,423,567      1,151,542,119      1,016,951,974        861,094,356
                                                          ---------------    ---------------    ---------------    ---------------
   End of period......................................... $ 1,461,146,563    $ 1,932,423,567    $   684,299,210    $ 1,016,951,974
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
      at end of period................................... $      (104,492)   $       951,349    $       464,810    $       297,557
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period...............      42,050,002         26,650,002         19,200,002         17,000,002
   Shares sold...........................................       1,300,000         28,800,000            200,000          7,050,000
   Shares redeemed.......................................      (7,550,000)       (13,400,000)        (4,300,000)        (4,850,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period.....................      35,800,002         42,050,002         15,100,002         19,200,002
                                                          ===============    ===============    ===============    ===============


Page 102                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
  For the Six                      For the Six                      For the Six                      For the Six
  Months Ended     For the Year    Months Ended     For the Year    Months Ended     For the Year    Months Ended     For the Year
   1/31/2016          Ended         1/31/2016          Ended         1/31/2016          Ended         1/31/2016          Ended
  (Unaudited)       7/31/2015      (Unaudited)       7/31/2015      (Unaudited)       7/31/2015      (Unaudited)       7/31/2015
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    2,590,822  $     4,547,990  $   10,822,907   $   21,475,987  $    2,021,955   $    3,387,517  $    1,245,506   $    2,604,789
    (44,617,354)       8,797,083     (49,048,304)      53,998,362     (28,974,142)      19,423,285     (11,685,113)       6,158,735
    (55,382,338)      11,325,066     (90,605,289)     (77,570,887)    (33,871,474)      53,218,109     (12,867,809)     (10,980,973)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (97,408,870)      24,670,139    (128,830,686)      (2,096,538)    (60,823,661)      76,028,911     (23,307,416)      (2,217,449)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (2,672,690)      (4,451,731)    (11,674,421)     (21,473,202)     (2,182,610)      (3,360,670)     (1,310,631)      (2,607,591)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


      4,748,449      358,071,930              --    1,002,793,376      93,456,119      436,368,800              --      137,296,874
   (160,834,057)    (196,957,460)   (242,810,927)    (819,084,676)    (60,059,005)    (131,564,680)    (65,109,289)    (111,571,399)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

   (156,085,608)     161,114,470    (242,810,927)     183,708,700      33,397,114      304,804,120     (65,109,289)      25,725,475
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
   (256,167,168)     181,332,878    (383,316,034)     160,138,960     (29,609,157)     377,472,361     (89,727,336)      20,900,435


    701,882,428      520,549,550   1,181,747,028    1,021,608,068     681,765,309      304,292,948     196,886,558      175,986,123
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  445,715,260   $  701,882,428  $  798,430,994   $1,181,747,028  $  652,156,152   $  681,765,309  $  107,159,222   $  196,886,558
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $       77,426   $      159,294  $      221,145   $    1,072,659  $     (136,023)  $       24,632  $       52,758   $      117,883
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


     14,550,002       11,300,002      28,400,002       24,050,002      13,650,002        7,100,002       4,400,002        3,850,002
        100,000        7,200,000              --       23,300,000       1,950,000        9,300,000              --        2,950,000
     (3,800,000)      (3,950,000)     (6,350,000)     (18,950,000)     (1,300,000)      (2,750,000)     (1,600,000)      (2,400,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     10,850,002       14,550,002      22,050,002       28,400,002      14,300,002       13,650,002       2,800,002        4,400,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                     FIRST TRUST                           FIRST TRUST
                                                                   MULTI CAP GROWTH                       MID CAP VALUE
                                                                   ALPHADEX(R) FUND                      ALPHADEX(R) FUND
                                                                        (FAD)                                 (FNK)
                                                         ------------------------------------  ------------------------------------
                                                              For the                               For the
                                                         Six Months Ended        For the       Six Months Ended        For the
                                                             1/31/2016         Year Ended          1/31/2016         Year Ended
                                                            (Unaudited)         7/31/2015         (Unaudited)         7/31/2015
                                                         -----------------  -----------------  -----------------  -----------------

OPERATIONS:
   Net investment income (loss).......................... $       201,475    $       348,838    $       432,681    $       941,157
   Net realized gain (loss)..............................      (6,576,262)         4,513,518         (4,579,277)           307,815
   Net change in unrealized appreciation (depreciation)..      (4,563,202)         6,006,422         (3,938,530)        (2,241,372)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from operations....................................     (10,937,989)        10,868,778         (8,085,126)          (992,400)
                                                          ---------------    ---------------    ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income.................................        (223,225)          (360,300)          (441,960)          (931,865)
                                                          ---------------    ---------------    ---------------    ---------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold............................       22,390,536         69,661,337                 --         30,751,492
   Cost of shares redeemed..............................       (4,615,447)       (49,952,550)       (30,611,171)       (54,611,356)
                                                          ---------------    ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.....................       17,775,089         19,708,787        (30,611,171)       (23,859,864)
                                                          ---------------    ---------------    ---------------    ---------------
   Total increase (decrease) in net assets..............        6,613,875         30,217,265        (39,138,257)       (25,784,129)

NET ASSETS:
   Beginning of period..................................       91,279,167         61,061,902         75,389,097        101,173,226
                                                          ---------------    ---------------    ---------------    ---------------
   End of period........................................  $    97,893,042    $    91,279,167    $    36,250,840    $    75,389,097
                                                          ===============    ===============    ===============    ===============
   Accumulated net investment income (loss)
      at end of period..................................  $       (21,750)   $            --    $        35,965    $        45,244
                                                          ===============    ===============    ===============    ===============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period..............        1,750,002          1,350,002          2,550,002          3,350,002
   Shares sold..........................................          450,000          1,400,000                 --          1,000,000
   Shares redeemed......................................         (100,000)        (1,000,000)        (1,100,000)        (1,800,000)
                                                          ---------------    ---------------    ---------------    ---------------
   Shares outstanding, end of period....................        2,100,002          1,750,002          1,450,002          2,550,002
                                                          ===============    ===============    ===============    ===============


Page 104                See Notes to Financial Statements

          FIRST TRUST                       FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
             (FNY)                             (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
  For the Six                      For the Six                      For the Six                      For the Six
  Months Ended     For the Year    Months Ended     For the Year    Months Ended     For the Year    Months Ended     For the Year
   1/31/2016          Ended         1/31/2016          Ended         1/31/2016          Ended         1/31/2016          Ended
  (Unaudited)       7/31/2015      (Unaudited)       7/31/2015      (Unaudited)       7/31/2015      (Unaudited)       7/31/2015
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $      177,437   $      310,990  $      228,884   $      611,454  $      117,148   $       39,943  $      139,677   $      235,617
     (8,713,444)          68,646      (7,431,791)       1,319,785      (5,771,851)      (1,453,510)       (587,569)         998,668
     (6,885,974)       8,532,300      (2,466,948)      (3,567,066)     (5,228,667)       6,782,813      (1,317,311)         (81,912)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

    (15,421,981)       8,911,936      (9,669,855)      (1,635,827)    (10,883,370)       5,369,246      (1,765,203)       1,152,373
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (180,075)        (338,555)       (231,880)        (624,290)       (142,875)         (34,135)       (149,370)        (239,441)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     12,003,846       90,321,466              --       56,706,307      20,018,094       70,180,467       6,357,002       19,813,751
    (15,196,918)     (26,044,308)    (18,524,379)     (44,065,997)    (29,605,311)     (20,581,155)     (7,518,607)     (15,980,041)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (3,193,072)      64,277,158     (18,524,379)      12,640,310      (9,587,217)      49,599,312      (1,161,605)       3,833,710
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    (18,795,128)      72,850,539     (28,426,114)      10,380,193     (20,613,462)      54,934,423      (3,076,178)       4,746,642


    114,272,829       41,422,290      72,490,571       62,110,378      88,491,659       33,557,236      17,863,781       13,117,139
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $   95,477,701   $  114,272,829  $   44,064,457   $   72,490,571  $   67,878,197   $   88,491,659  $   14,787,603   $   17,863,781
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $       (2,638)  $           --  $        7,498   $       10,494  $      (25,727)  $           --  $        3,517   $       13,210
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      3,650,002        1,500,002       2,400,002        2,000,002       2,750,002        1,200,002         650,002          500,002
        400,000        3,000,000              --        1,750,000         650,000        2,250,000         250,000          750,000
       (550,000)        (850,000)       (650,000)      (1,350,000)     (1,000,000)        (700,000)       (300,000)        (600,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      3,500,002        3,650,002       1,750,002        2,400,002       2,400,002        2,750,002         600,002          650,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                    1/31/2016       --------------------------------------------------------------
                                                   (UNAUDITED)         2015         2014         2013         2012         2011
                                                  --------------    ----------   ----------   ----------   ----------   ----------

Net asset value, beginning of period                $    45.96      $    43.21   $    37.10   $    28.66   $    28.38   $    23.76
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.32            0.57         0.49         0.48         0.35         0.25
Net realized and unrealized gain (loss)                  (5.13)           2.75         6.10         8.45         0.26         4.63
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                         (4.81)           3.32         6.59         8.93         0.61         4.88
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.34)          (0.57)       (0.48)       (0.49)       (0.33)       (0.26)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    40.81      $    45.96   $    43.21   $    37.10   $    28.66   $    28.38
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                        (10.47)%          7.67%       17.83%       31.41%        2.20%       20.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $1,461,147      $1,932,424   $1,151,542   $  500,829   $  326,690   $  273,861
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                                 0.61% (b)       0.61%        0.64%        0.66%        0.70%        0.70%
Ratio of net expenses to average net
   assets                                                 0.61% (b)       0.61%        0.64%        0.66%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                     1.43% (b)       1.25%        1.25%        1.47%        1.27%        1.04%
Portfolio turnover rate (c)                                 52%             91%          78%          78%          95%          81%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)


                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                    1/31/2016       --------------------------------------------------------------
                                                   (UNAUDITED)         2015         2014         2013         2012         2011
                                                  --------------    ----------   ----------   ----------   ----------   ----------

Net asset value, beginning of period                $    52.97      $    50.65   $    44.95   $    34.19   $    34.17   $    27.10
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.29            0.51         0.31         0.42         0.21         0.12
Net realized and unrealized gain (loss)                  (7.67)           2.31         5.75        10.71         0.01         7.09
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                         (7.38)           2.82         6.06        11.13         0.22         7.21
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.27)          (0.50)       (0.36)       (0.37)       (0.20)       (0.14)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    45.32      $    52.97   $    50.65   $    44.95   $    34.19   $    34.17
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                        (13.94)%          5.55%       13.49%       32.71%        0.66%       26.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  684,299      $1,016,952   $  861,094   $  485,456   $  294,075   $  319,491
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                                 0.63% (b)       0.62%        0.64%        0.66%        0.70%        0.70%
Ratio of net expenses to average net
   assets                                                 0.63% (b)       0.62%        0.64%        0.66%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                     1.11% (b)       0.97%        0.64%        1.04%        0.63%        0.44%
Portfolio turnover rate (c)                                 50%            102%          81%          81%          94%          86%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 106                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)


                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                    1/31/2016       --------------------------------------------------------------
                                                   (UNAUDITED)         2015         2014         2013         2012         2011
                                                  --------------    ----------   ----------   ----------   ----------   ----------

Net asset value, beginning of period                $    48.24      $    46.07   $    42.20   $    31.20   $    30.93   $    24.98
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.20            0.35         0.22         0.34         0.17         0.07
Net realized and unrealized gain (loss)                  (7.16)           2.17         3.86        11.00         0.27         5.97
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                         (6.96)           2.52         4.08        11.34         0.44         6.04
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.20)          (0.35)       (0.21)       (0.34)       (0.17)       (0.09)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    41.08      $    48.24   $    46.07   $    42.20   $    31.20   $    30.93
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                        (14.45)%          5.45%        9.66%       36.58%        1.42%       24.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  445,715      $  701,882   $  520,550   $  289,082   $  140,384   $  117,530
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                                 0.63% (b)       0.63%        0.66%        0.70%        0.70%        0.74%
Ratio of net expenses to average net
   assets                                                 0.63% (b)       0.63%        0.66%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                     0.86% (b)       0.73%        0.49%        0.87%        0.56%        0.24%
Portfolio turnover rate (c)                                 52%             97%          89%          85%         101%          90%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)


                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                    1/31/2016       --------------------------------------------------------------
                                                   (UNAUDITED)         2015         2014         2013         2012         2011
                                                  --------------    ----------   ----------   ----------   ----------   ----------

Net asset value, beginning of period                $    41.61      $    42.48   $    36.78   $    28.11   $    27.18   $    23.24
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.43            0.77         0.69         0.58         0.40         0.32
Net realized and unrealized gain (loss)                  (5.37)          (0.87)        5.69         8.66         0.93         3.93
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                         (4.94)          (0.10)        6.38         9.24         1.33         4.25
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.46)          (0.77)       (0.68)       (0.57)       (0.40)       (0.31)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    36.21      $    41.61   $    42.48   $    36.78   $    28.11   $    27.18
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                        (11.93)%         (0.29)%      17.46%       33.15%        4.96%       18.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  798,431      $1,181,747   $1,021,608   $  467,124   $  247,370   $  178,052
Ratios to average net assets:
Ratio of total expenses to average net
   assets                                                 0.62% (b)       0.62%        0.64%        0.67%        0.70%        0.71%
Ratio of net expenses to average net
   assets                                                 0.62% (b)       0.62%        0.64%        0.67%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                     2.14% (b)       1.77%        1.80%         1.85%       1.56%        1.47%
Portfolio turnover rate (c)                                 44%             78%          68%          69%          88%          76%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)


                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                    1/31/2016       --------------------------------------------------------------
                                                   (UNAUDITED)         2015         2014         2013         2012         2011
                                                  --------------    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period                $    49.95      $    42.86   $    36.26   $    28.54   $    29.33   $    23.91
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.14            0.32         0.23         0.30         0.24         0.17
Net realized and unrealized gain (loss)                  (4.33)           7.09         6.61         7.75        (0.80)        5.43
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                         (4.19)           7.41         6.84         8.05        (0.56)        5.60
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.15)          (0.32)       (0.24)       (0.33)       (0.23)       (0.18)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    45.61      $    49.95   $    42.86   $    36.26   $    28.54   $    29.33
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                         (8.38)%         17.32%       18.88%       28.42%       (1.89)%      23.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  652,156      $  681,765   $  304,293   $  170,419   $  129,864   $  139,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                                 0.62% (b)       0.63%        0.66%        0.70%        0.70%        0.72%
Ratio of net expenses to average net
   assets                                                 0.62% (b)       0.63%        0.66%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                     0.59% (b)       0.68%        0.58%        0.88%        0.86%        0.59%
Portfolio turnover rate (c)                                 79%            143%         138%         141%         162%         146%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)


                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                    1/31/2016       --------------------------------------------------------------
                                                   (UNAUDITED)         2015         2014         2013         2012         2011
                                                  --------------    ----------   ----------   ----------   ----------   ----------

Net asset value, beginning of period                $    44.75      $    45.71   $    40.10   $    29.93   $    29.24   $    24.61
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.38            0.64         0.55         0.51         0.36         0.32
Net realized and unrealized gain (loss)                  (6.47)          (0.96)        5.60        10.16         0.69         4.64
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                         (6.09)          (0.32)        6.15        10.67         1.05         4.96
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.39)          (0.64)       (0.54)       (0.50)       (0.36)       (0.33)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    38.27      $    44.75   $    45.71   $    40.10   $    29.93   $    29.24
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                        (13.66)%         (0.74)%      15.38%       35.92%        3.62%       20.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $  107,159      $  196,887   $  175,986   $   92,227   $   47,882   $   39,470
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                                 0.67% (b)       0.70%        0.70%        0.76%        0.80%        0.87%
Ratio of net expenses to average net
   assets                                                 0.67% (b)       0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                     1.70% (b)       1.36%        1.29%        1.46%        1.24%        1.16%
Portfolio turnover rate (c)                                 43%             82%          74%          70%          90%          74%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 108                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)


                                                    SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                    1/31/2016       --------------------------------------------------------------
                                                   (UNAUDITED)         2015         2014         2013         2012         2011
                                                  --------------    ----------   ----------   ----------   ----------   ----------

Net asset value, beginning of period                $    52.16      $    45.23   $    39.59   $    31.16   $    31.66   $    25.07
                                                    ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              0.10            0.23         0.12         0.26         0.16         0.08
Net realized and unrealized gain (loss)                  (5.53)           6.94         5.67         8.42        (0.51)        6.62
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                         (5.43)           7.17         5.79         8.68        (0.35)        6.70
                                                    ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                    (0.11)          (0.24)       (0.15)       (0.25)       (0.15)       (0.11)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                      $    46.62      $    52.16   $    45.23   $    39.59   $    31.16   $    31.66
                                                    ==========      ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (a)                                        (10.43)%         15.89%       14.63%       28.01%       (1.10)%      26.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                $   97,893      $   91,279   $   61,062   $   37,609   $   29,606   $   37,990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                                 0.70% (b)       0.72%        0.74%        0.85%        0.85%        0.95%
Ratio of net expenses to average net
   assets                                                 0.70% (b)       0.70%        0.70%        0.70%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                                     0.42% (b)       0.48%        0.27%        0.74%        0.48%        0.20%
Portfolio turnover rate (c)                                 82%            135%         139%         147%         155%         149%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)


                                                                                                                    FOR THE
                                               SIX MONTHS                                                            PERIOD
                                                 ENDED                       YEAR ENDED JULY 31,                 4/19/2011 (a)
                                               1/31/2016      -------------------------------------------------     THROUGH
                                              (UNAUDITED)        2015         2014         2013         2012       7/31/2011
                                             --------------   ----------   ----------   ----------   ----------  --------------
Net asset value, beginning of period           $    29.56     $    30.20   $    26.63   $    19.74   $    19.27    $    20.06
                                               ----------     ----------   ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.23           0.39         0.24         0.25         0.15          0.04
Net realized and unrealized gain (loss)             (4.57)         (0.64)        3.56         6.89         0.47         (0.79)
                                               ----------     ----------   ----------   ----------   ----------    ----------
Total from investment operations                    (4.34)         (0.25)        3.80         7.14         0.62         (0.75)
                                               ----------     ----------   ----------   ----------   ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.22)         (0.39)       (0.23)       (0.25)       (0.15)        (0.04)
                                               ----------     ----------   ----------   ----------   ----------    ----------
Net asset value, end of period                 $    25.00     $    29.56   $    30.20   $    26.63   $    19.74    $    19.27
                                               ==========     ==========   ==========   ==========   ==========    ==========

TOTAL RETURN (b)                                   (14.72)%        (0.87)%      14.30%       36.37%        3.23%        (3.75)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   36,251     $   75,389   $  101,173   $   21,302   $    8,885    $    1,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70% (c)
Ratio of net expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                1.51% (c)      1.27%        0.90%        0.96%        0.98%         0.74% (c)
Portfolio turnover rate (d)                            47%            88%          84%          66%         100%           14%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)


                                                                                                                    FOR THE
                                               SIX MONTHS                                                            PERIOD
                                                 ENDED                       YEAR ENDED JULY 31,                 4/19/2011 (a)
                                               1/31/2016      -------------------------------------------------     THROUGH
                                              (UNAUDITED)        2015         2014         2013         2012       7/31/2011
                                             --------------   ----------   ----------   ----------   ----------  --------------
Net asset value, beginning of period           $    31.31     $    27.61   $    24.62   $    19.50   $    19.93    $    20.17
                                               ----------     ----------   ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.05           0.13         0.07         0.18         0.02         (0.00) (e)
Net realized and unrealized gain (loss)             (4.03)          3.71         3.00         5.07        (0.44)        (0.24)
                                               ----------     ----------   ----------   ----------   ----------    ----------
Total from investment operations                    (3.98)          3.84         3.07         5.25        (0.42)        (0.24)
                                               ----------     ----------   ----------   ----------   ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.05)         (0.14)       (0.08)       (0.13)       (0.01)           --
                                               ----------     ----------   ----------   ----------   ----------    ----------
Net asset value, end of period                 $    27.28     $    31.31   $    27.61   $    24.62   $    19.50    $    19.93
                                               ==========     ==========   ==========   ==========   ==========    ==========

TOTAL RETURN (b)                                   (12.73)%        13.91%       12.49%       27.05%       (2.11)%       (1.19)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   95,478     $  114,273   $   41,422   $   22,161   $   16,572    $    6,976
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70%  (c)
Ratio of net expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70%  (c)
Ratio of net investment income (loss) to
   average net assets                                0.32% (c)      0.42%        0.08%        0.83%        0.11%        (0.18)% (c)
Portfolio turnover rate (d)                            91%           159%         148%         156%         166%           48%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


Page 110                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                                                                                    FOR THE
                                               SIX MONTHS                                                            PERIOD
                                                 ENDED                       YEAR ENDED JULY 31,                 4/19/2011 (a)
                                               1/31/2016      -------------------------------------------------     THROUGH
                                              (UNAUDITED)        2015         2014         2013         2012       7/31/2011
                                             --------------   ----------   ----------   ----------   ----------  --------------
Net asset value, beginning of period           $    30.20     $    31.06   $    27.96   $    19.81   $    19.80    $    19.97
                                               ----------     ----------   ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.12           0.28         0.23         0.20         0.14          0.03
Net realized and unrealized gain (loss)             (5.02)         (0.85)        3.09         8.15         0.01         (0.17)
                                               ----------     ----------   ----------   ----------   ----------    ----------
Total from investment operations                    (4.90)         (0.57)        3.32         8.35         0.15         (0.14)
                                               ----------     ----------   ----------   ----------   ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.12)         (0.29)       (0.22)       (0.20)       (0.14)        (0.03)
                                               ----------     ----------   ----------   ----------   ----------    ----------
Net asset value, end of period                 $    25.18     $    30.20   $    31.06   $    27.96   $    19.81    $    19.80
                                               ==========     ==========   ==========   ==========   ==========    ==========

TOTAL RETURN (b)                                   (16.25)%        (1.89)%      11.86%       42.34%        0.75%        (0.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   44,064     $   72,491   $   62,110   $   44,743   $    5,944    $    1,980
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70% (c)
Ratio of net expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                0.83% (c)      0.86%        0.72%        1.32%        0.82%         0.57% (c)
Portfolio turnover rate (d)                            53%            96%          86%         104%         103%           15%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)


                                                                                                                    FOR THE
                                               SIX MONTHS                                                            PERIOD
                                                 ENDED                       YEAR ENDED JULY 31,                 4/19/2011 (a)
                                               1/31/2016      -------------------------------------------------     THROUGH
                                              (UNAUDITED)        2015         2014         2013         2012       7/31/2011
                                             --------------   ----------   ----------   ----------   ----------  --------------
Net asset value, beginning of period           $    32.18     $    27.96   $    26.01   $    20.37   $    19.92    $    20.08
                                               ----------     ----------   ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.04           0.04        (0.01)        0.05         0.02         (0.01)
Net realized and unrealized gain (loss)             (3.89)          4.20         1.97         5.66         0.46         (0.15)
                                               ----------     ----------   ----------   ----------   ----------    ----------
Total from investment operations                    (3.85)          4.24         1.96         5.71         0.48         (0.16)
                                               ----------     ----------   ----------   ----------   ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.05)         (0.02)       (0.01)       (0.07)       (0.03)           --
                                               ----------     ----------   ----------   ----------   ----------    ----------
Net asset value, end of period                 $    28.28     $    32.18   $    27.96   $    26.01   $    20.37    $    19.92
                                               ==========     ==========   ==========   ==========   ==========    ==========

TOTAL RETURN (b)                                   (11.97)%        15.17%        7.52%       28.14%        2.38%        (0.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   67,878     $   88,492   $   33,557   $   13,007   $    9,167    $    5,977
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70% (c)
Ratio of net expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                0.30% (c)      0.09%       (0.10)%       0.17%        0.14%        (0.36)% (c)
Portfolio turnover rate (d)                            77%           153%         175%         147%         162%           36%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)


                                                                                                                    FOR THE
                                               SIX MONTHS                                                            PERIOD
                                                 ENDED                       YEAR ENDED JULY 31,                 5/11/2011 (a)
                                               1/31/2016      -------------------------------------------------     THROUGH
                                              (UNAUDITED)        2015         2014         2013         2012       7/31/2011
                                             --------------   ----------   ----------   ----------   ----------  --------------
Net asset value, beginning of period           $    27.48     $    26.23   $    22.97   $    18.00   $    18.89    $    19.67
                                               ----------     ----------   ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.22           0.37         0.31         0.28         0.18          0.03
Net realized and unrealized gain (loss)             (2.82)          1.27         3.24         4.97        (0.90)        (0.79)
                                               ----------     ----------   ----------   ----------   ----------    ----------
Total from investment operations                    (2.60)          1.64         3.55         5.25        (0.72)        (0.76)
                                               ----------     ----------   ----------   ----------   ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.23)         (0.39)       (0.29)       (0.28)       (0.17)        (0.02)
                                               ----------     ----------   ----------   ----------   ----------    ----------
Net asset value, end of period                 $    24.65     $    27.48   $    26.23   $    22.97   $    18.00    $    18.89
                                               ==========     ==========   ==========   ==========   ==========    ==========

TOTAL RETURN (b)                                    (9.49)%         6.29%       15.54%       29.42%       (3.78)%       (3.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   14,788     $   17,864   $   13,117   $   10,335   $   10,801    $    3,777
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70% (c)
Ratio of net expenses to average net
   assets                                            0.70% (c)      0.70%        0.70%        0.70%        0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                                1.62% (c)      1.40%        1.28%        1.32%        1.28%         0.77% (c)
Portfolio turnover rate (d)                            69%           134%         125%         135%         164%           52%


(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 112                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on the NYSE Arca, Inc.

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Defined Large Cap Core Index (1)
First Trust Mid Cap Core AlphaDEX(R) Fund                       Defined Mid Cap Core Index (1)
First Trust Small Cap Core AlphaDEX(R) Fund                     Defined Small Cap Core Index (1)
First Trust Large Cap Value AlphaDEX(R) Fund                    Defined Large Cap Value Index (1)
First Trust Large Cap Growth AlphaDEX(R) Fund                   Defined Large Cap Growth Index (1)
First Trust Multi Cap Value AlphaDEX(R) Fund                    Defined Multi Cap Value Index (1)
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Defined Multi Cap Growth Index (1)
First Trust Mid Cap Value AlphaDEX(R) Fund                      Defined Mid Cap Value Index (1)
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Defined Mid Cap Growth Index (1)
First Trust Small Cap Value AlphaDEX(R) Fund                    Defined Small Cap Value Index (1)
First Trust Small Cap Growth AlphaDEX(R) Fund                   Defined Small Cap Growth Index (1)
First Trust Mega Cap AlphaDEX(R) Fund                           Defined Mega Cap Index (1)

(1) This index is developed, maintained and sponsored by S&P Dow Jones Indices LLC (licensee of Standard & Poor's Financial Services LLP "S&P"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust.

      On or about April 8, 2016, the indices of the Funds will change. Please see Note 8 for more information.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)


A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, real estate investment trusts and other equity securities listed on any national or foreign exchange (excluding The Nasdaq(R) Stock Market, LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in differences between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2016, only FNX, FYX, FNK and FNY have securities in the securities lending program. During the six months ended January 31, 2016, FNX, FYX, FNK and FNY participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury Notes. The U.S. Treasury Notes are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury Notes can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2016, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2015 was as follows:

                                                        Distributions paid from   Distributions paid from   Distributions paid from
                                                            Ordinary Income            Capital Gains           Return of Capital
                                                        -----------------------   -----------------------   -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                $      20,028,256         $       --                $       --
First Trust Mid Cap Core AlphaDEX(R) Fund                          8,693,486                 --                        --
First Trust Small Cap Core AlphaDEX(R) Fund                        4,451,731                 --                        --
First Trust Large Cap Value AlphaDEX(R) Fund                      21,473,202                 --                        --
First Trust Large Cap Growth AlphaDEX(R) Fund                      3,360,670                 --                        --
First Trust Multi Cap Value AlphaDEX(R) Fund                       2,607,591                 --                        --
First Trust Multi Cap Growth AlphaDEX(R) Fund                        360,300                 --                        --
First Trust Mid Cap Value AlphaDEX(R) Fund                           931,865                 --                        --
First Trust Mid Cap Growth AlphaDEX(R) Fund                          338,555                 --                        --
First Trust Small Cap Value AlphaDEX(R) Fund                         624,290                 --                        --
First Trust Small Cap Growth AlphaDEX(R) Fund                         34,135                 --                        --
First Trust Mega Cap AlphaDEX(R) Fund                                239,441                 --                        --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

As of July 31, 2015, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                        Accumulated
                                                             Undistributed              Capital and             Net Unrealized
                                                               Ordinary                    Other                 Appreciation
                                                                Income                  Gain (Loss)             (Depreciation)
                                                           -----------------         -----------------         -----------------
First Trust Large Cap Core AlphaDEX(R) Fund                $         951,349         $  (85,136,105)           $   80,793,521
First Trust Mid Cap Core AlphaDEX(R) Fund                            297,557            (78,489,037)               36,959,613
First Trust Small Cap Core AlphaDEX(R) Fund                          159,294            (64,460,303)                8,213,938
First Trust Large Cap Value AlphaDEX(R) Fund                       1,072,659            (86,955,396)              (47,997,647)
First Trust Large Cap Growth AlphaDEX(R) Fund                         24,632            (49,371,200)               73,009,960
First Trust Multi Cap Value AlphaDEX(R) Fund                         117,883            (18,632,488)              (11,177,831)
First Trust Multi Cap Growth AlphaDEX(R) Fund                             --            (17,444,418)                9,693,903
First Trust Mid Cap Value AlphaDEX(R) Fund                            45,244             (3,419,188)               (5,727,898)
First Trust Mid Cap Growth AlphaDEX(R) Fund                               --             (8,020,807)               10,055,544
First Trust Small Cap Value AlphaDEX(R) Fund                          10,494             (5,051,709)               (8,392,638)
First Trust Small Cap Growth AlphaDEX(R) Fund                             --             (8,410,054)                6,789,132
First Trust Mega Cap AlphaDEX(R) Fund                                 13,210             (2,249,397)                  700,449


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2012, 2013, 2014, and 2015 remain open to federal and state audit. As of January 31, 2016, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2015, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)


                              Capital Loss   Capital Loss   Capital Loss  Capital Loss       Post           Total
                                Available      Available     Available      Available     Enactment -      Capital
                                 through        through       through        through          No             Loss
                                7/31/2016      7/31/2017     7/31/2018      7/31/2019     Expiration      Available
                              -------------  -------------  ------------  -------------  -------------  --------------
First Trust Large Cap Core
     AlphaDEX(R) Fund         $       8,528  $   2,600,275  $  2,800,653  $   1,020,863  $  78,705,786  $   85,136,105
First Trust Mid Cap Core
     AlphaDEX(R) Fund                84,882      1,985,474     2,119,642      1,502,304     72,796,735      78,489,037
First Trust Small Cap Core
     AlphaDEX(R) Fund               111,735      1,882,188     1,600,982      1,258,833     59,606,565      64,460,303
First Trust Large Cap Value
     AlphaDEX(R) Fund                80,299      2,272,260     5,098,300        298,768     79,205,769      86,955,396
First Trust Large Cap Growth
     AlphaDEX(R) Fund               162,514     10,217,162     3,224,180      1,803,151     33,964,193      49,371,200
First Trust Multi Cap Value
     AlphaDEX(R) Fund                56,799      1,331,945     1,180,819        322,362     15,740,563      18,632,488
First Trust Multi Cap Growth
     AlphaDEX(R) Fund               241,100      2,554,292     1,438,794        345,171     12,865,061      17,444,418
First Trust Mid Cap Value
     AlphaDEX(R) Fund                    --             --            --             --      3,419,188       3,419,188
First Trust Mid Cap Growth
     AlphaDEX(R) Fund                    --             --            --             --      8,020,807       8,020,807
First Trust Small Cap Value
     AlphaDEX(R) Fund                    --             --            --             --      5,051,709       5,051,709
First Trust Small Cap Growth
     AlphaDEX(R) Fund                    --             --            --             --      8,410,054       8,410,054
First Trust Mega Cap
     AlphaDEX(R) Fund                    --             --            --             --      2,249,397       2,249,397


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with S&P for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and tradenames. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2016.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended January 31, 2016 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                    Fees Waived or Expenses Borne by First Trust Subject to Recovery
                                                                    ----------------------------------------------------------------
                                           Advisory      Expense       Year         Year         Year      Six Months
                                              Fee         Reim-        Ended        Ended        Ended        Ended
                                            Waivers    bursements    7/31/2013    7/31/2014    7/31/2015    1/31/2016      Total
                                          -----------  -----------  -----------  -----------  -----------  -----------  ------------
First Trust Multi Cap Growth
   AlphaDEX(R) Fund                       $    --      $    --      $  25,821    $  23,302    $  11,781    $    --      $  60,904


During the six months ended January 31, 2016, First Trust recovered fees that were previously waived from First Trust Multi Cap Growth AlphaDEX(R) Fund of $4,117. At January 31, 2016, none of the Funds, other than First Trust Multi Cap Growth AlphaDEX(R) Fund, had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

At a meeting held on December 7, 2015, the Board of Trustees accepted Mr. Mark Bradley's resignation from his position as the President and Chief Executive Officer of the Trust, effective December 31, 2015. At the same meeting, the Board of Trustees elected Mr. James Dykas, formerly Chief Financial Officer and Treasurer of the Trust, to serve as the President and Chief Executive Officer, and Mr. Donald Swade, formerly an Assistant Treasurer of the Trust, to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Prior to January 1, 2016, the fixed annual retainer was allocated pro rata based on each Fund's net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2016, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $ 892,827,393        $ 892,521,887
First Trust Mid Cap Core AlphaDEX(R) Fund                           423,488,906          423,766,131
First Trust Small Cap Core AlphaDEX(R) Fund                         307,011,253          308,411,739
First Trust Large Cap Value AlphaDEX(R) Fund                        441,344,122          442,091,254
First Trust Large Cap Growth AlphaDEX(R) Fund                       534,560,412          533,605,647
First Trust Multi Cap Value AlphaDEX(R) Fund                         63,365,186           63,423,365
First Trust Multi Cap Growth AlphaDEX(R) Fund                        78,669,634           78,659,906
First Trust Mid Cap Value AlphaDEX(R) Fund                           26,867,826           26,910,058
First Trust Mid Cap Growth AlphaDEX(R) Fund                          99,635,532           99,657,391
First Trust Small Cap Value AlphaDEX(R) Fund                         29,386,447           29,486,709
First Trust Small Cap Growth AlphaDEX(R) Fund                        59,596,675           60,273,185
First Trust Mega Cap AlphaDEX(R) Fund                                11,840,153           11,858,039

For the six months ended January 31, 2016, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases              Sales
                                                                  ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                       $  57,322,187        $ 315,842,267
First Trust Mid Cap Core AlphaDEX(R) Fund                             9,683,959          204,295,153
First Trust Small Cap Core AlphaDEX(R) Fund                           4,747,236          160,858,946
First Trust Large Cap Value AlphaDEX(R) Fund                                 --          242,394,038
First Trust Large Cap Growth AlphaDEX(R) Fund                        93,404,530           59,880,357
First Trust Multi Cap Value AlphaDEX(R) Fund                                 --           65,040,288
First Trust Multi Cap Growth AlphaDEX(R) Fund                        22,377,551            4,616,068
First Trust Mid Cap Value AlphaDEX(R) Fund                                   --           30,604,442
First Trust Mid Cap Growth AlphaDEX(R) Fund                          11,989,907           15,199,051
First Trust Small Cap Value AlphaDEX(R) Fund                                 --           18,510,561
First Trust Small Cap Growth AlphaDEX(R) Fund                        20,007,623           29,608,841
First Trust Mega Cap AlphaDEX(R) Fund                                 6,357,924            7,524,224


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities            Creation
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                   Number of Securities           Redemption
                    in a Creation Unit          Transaction Fee
                   --------------------        -----------------
                          1-100                     $  500
                         101-499                    $1,000
                       500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective on or about April 8, 2016, each of the Funds listed below will change its investment objective to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the NASDAQ AlphaDEX(R) Equity Index listed in the table below. Each of the indices listed in the table below is a modified equal-dollar weighted index developed and maintained by Nasdaq, Inc. that is designed to generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Accordingly, the Funds' index provider will change to Nasdaq. Each Fund will continue to seek its current investment objective until April 8, 2016.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

Also on or about April 8, 2016, each Fund will no longer list and trade its shares on the NYSE Arca and each Fund will instead list and trade its shares on Nasdaq under the same ticker symbol. No Fund's CUSIP number will change in connection with the changes in investment objective and listing exchange.

FUND                                                            NEW INDEX
First Trust Large Cap Core AlphaDEX(R) Fund ("FEX")             NASDAQ AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund ("FNX")               NASDAQ AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund ("FYX")             NASDAQ AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund ("FTA")            NASDAQ AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund ("FTC")           NASDAQ AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund ("FAB")            NASDAQ AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund ("FAD")           NASDAQ AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund ("FNK")              NASDAQ AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund ("FNY")             NASDAQ AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund ("FYT")            NASDAQ AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund ("FYC")           NASDAQ AlphaDEX(R) Small Cap Growth Index
First Trust Mega Cap AlphaDEX(R) Fund ("FMK")                   NASDAQ AlphaDEX(R) Mega Cap Index

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Certain of the Funds utilize a growth stocks investment strategy and are thus subject to growth stocks investment risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2016 (UNAUDITED)

INDEX CONSTITUENT RISK: One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET CAPITALIZATION RISK. The Funds normally invest at least 90% of their assets in common stocks that comprise the applicable Index. The securities of companies represented in the Indices generally have market capitalizations that are consistent with the name of each Index. To determine the market capitalization range of such securities, each Fund uses the current range of the applicable Index. However, the Funds will not sell a security because the security has exceeded or fallen below the current market capitalization range of the applicable Index. Because of market movement, there can be no assurance that the securities in the Funds will stay within a given market capitalization range. As a result, the Funds may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Certain of the Funds invest in small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE INVESTMENT RISK. Certain of the Funds utilize a value investment strategy and thus are exposed to value investment risk. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund
             -----------------------------------------------------


By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 22, 2016
     ------------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer

Date: March 22, 2016
     ------------------